UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.
(Exact name of registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Funds

Semi-Annual Report

June 30, 2022

Equity Funds

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Core Equity Portfolio

Lazard Emerging Markets Equity Advantage Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Emerging Markets Strategic Equity Portfolio

Lazard Equity Franchise Portfolio

Lazard Global Equity Select Portfolio

Lazard Global Listed Infrastructure Portfolio

Lazard Global Strategic Equity Portfolio

Lazard International Equity Advantage Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Quality Growth Portfolio

Lazard International Small Cap Equity Portfolio

Lazard International Strategic Equity Portfolio

Lazard Managed Equity Volatility Portfolio

Lazard US Equity Concentrated Portfolio

Lazard US Equity Focus Portfolio

Lazard US Small-Mid Cap Equity Portfolio

Lazard US Sustainable Equity Portfolio

Lazard US Systematic Small Cap Equity Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)
4	Performance Overviews (unaudited)
24	Information About Your Portfolio’s Expenses (unaudited)
32	Portfolio Holdings (unaudited)
35	Portfolios of Investments (unaudited)
35	Lazard Developing Markets Equity Portfolio
39	Lazard Emerging Markets Core Equity Portfolio
43	Lazard Emerging Markets Equity Advantage Portfolio
51	Lazard Emerging Markets Equity Portfolio
55	Lazard Emerging Markets Strategic Equity Portfolio
59	Lazard Equity Franchise Portfolio
61	Lazard Global Equity Select Portfolio
65	Lazard Global Listed Infrastructure Portfolio
68	Lazard Global Strategic Equity Portfolio
71	Lazard International Equity Advantage Portfolio
78	Lazard International Equity Portfolio
83	Lazard International Equity Select Portfolio
88	Lazard International Quality Growth Portfolio
92	Lazard International Small Cap Equity Portfolio
97	Lazard International Strategic Equity Portfolio
101	Lazard Managed Equity Volatility Portfolio
109	Lazard US Equity Concentrated Portfolio
112	Lazard US Equity Focus Portfolio
115	Lazard US Small-Mid Cap Equity Portfolio
121	Lazard US Sustainable Equity Portfolio
125	Lazard US Systematic Small Cap Equity Portfolio
143	Notes to Portfolios of Investments (unaudited)
154	Statements of Assets and Liabilities (unaudited)
160	Statements of Operations (unaudited)
166	Statements of Changes in Net Assets (unaudited)
194	Financial Highlights (unaudited)
246	Notes to Financial Statements (unaudited)
291	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

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The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

The first six months of 2022 were a turbulent period for financial markets, as optimism about the global economic outlook, which remained resilient throughout 2021, gave way to growing anxiety about worsening inflationary pressure.

Events during the period conspired to create stiff macro headwinds for markets. The economic fallout from Russia’s invasion of Ukraine and the harsh retaliatory sanctions imposed by Western countries rippled across financial markets and the wider global economy because of Russia’s stature as one of the world’s largest producers of oil, natural gas, and other commodities. Energy prices rose sharply, and supply chains bottlenecks worsened due to shortages of Russian industrial metals. Supply chains were further snarled when the Chinese government imposed harsh lockdowns on some of China’s most important cities, including those that serve as global manufacturing hubs, in an attempt to stamp out a rapidly spreading coronavirus outbreak.

With inflation reaching levels not seen in decades, the global monetary landscape shifted dramatically in the period, as policymakers sought to rein in soaring prices by pulling back from the ultra-low interest-rate-policies they implemented to contain the economic fallout from the coronavirus pandemic. In all, central banks from at least 45 countries raised interest rates in the first six months of 2022. At the same time, investors grew nervous that interest rates hikes, especially from major central banks, would tip the fragile global economy into a recession. In the US, the Federal Reserve (the “Fed”) adopted an increasingly aggressive posture during the period, raising its benchmark short-term interest rate by 25 basis points (bps), 50 bps, and 75 bps in March, May, and June, respectively, with more hikes likely, as domestic inflation reached a 40-year high. The Fed also began reducing its $9 trillion balance sheet of Treasury and mortgage bonds in June, which further tightened financial conditions. Across the Atlantic, the European Central Bank stated that it was prepared to raise interest rates in July for the first time in over a decade amid soaring inflation in the euro zone. Elsewhere in Europe, the Bank of England increased its benchmark interest rate four times in the six-month period, as inflation in the UK reached a level not seen since 1982.

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Against this backdrop, global equity markets, as measured by the MSCI All Country World Index, fell 20.2% in the period, as stock investors fretted about the impact soaring inflation would have on corporate earnings. Notably, the S&P 500 Index recorded its worst first-half performance since 1970. The Fed’s aggressive rate-hike campaign also drove up the yields of risk-free US Treasury bonds, which undercut the appeal of stocks.

Meanwhile, global bond markets also came under pressure as many central banks transitioned from ultra-accommodative monetary policies to tighter regimes to tame increasing inflationary pressures. Sovereign rates rose amid the faster-than-expected acceleration of central bank interest rate hikes and, in the case of the Fed, balance sheet shrinking. Although credit spreads initially did well in the first quarter of the year, the second quarter saw both investment grade and high yield spreads generally widen compared to historical levels. Consequently, many bond markets around the world suffered losses, with many indices posting outsized year-to-date negative returns through mid-year. Notable among this group of indices was the Bloomberg Global Aggregate Bond Index, which fell 13.9% in the period. Underscoring the high level of risk aversion in the markets, the US dollar continued to strengthen, asserting itself as the safe-haven global currency and further supported by a hawkish central bank determined to regain its inflation fighting credibility.

The challenging market conditions in 2022 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

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The Lazard Funds, Inc. Performance Overviews (unaudited)

Please see the “Notes to the Performance Overviews” for important information about the calculation of total returns, performance information generally, performance differences between Institutional Shares, Open Shares and R6 Shares, and the indexes shown below.

Lazard Developing Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Developing Markets Equity Portfolio and the MSCI Emerging Markets® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One	Five	Ten
	year	year	year
Institutional	-28.90%	0.95%	1.77%
Open	-29.10%	0.66%	1.44%
MSCI Emerging Markets Index	-25.28%	2.18%	3.06%

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Lazard Emerging Markets Core Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Core Equity Portfolio and the MSCI Emerging Markets Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Since Inception	†
Institutional	-32.77%	-1.93%	-0.23%
Open	-32.96%	-2.28%	-0.58%
R6	-32.79%	N/A	-5.63%
MSCI Emerging Markets Index	-25.28%	2.18%	1.98% (Institutional and Open Shares) 1.10 (R6 Shares)
†	The inception date for the Institutional and Open Shares was October 31, 2013 and for the R6 Shares was April 6, 2018.

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Lazard Emerging Markets Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Advantage Portfolio and the MSCI Emerging Markets Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Since Inception	†
Institutional	-24.97%	2.82%	3.38%
Open	-25.26%	2.52%	3.07%
MSCI Emerging Markets Index	-25.28%	2.18%	2.37%
†	The inception date for the Portfolio was May 29, 2015.

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Lazard Emerging Markets Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Equity Portfolio and the MSCI Emerging Markets Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Ten year	Since Inception	†
Institutional	-19.23%	-0.36%	1.36%	5.61%
Open	-19.42%	-0.61%	1.10%	5.24%
R6	-19.18%	-0.35%	N/A	0.81%
MSCI Emerging Markets Index	-25.28%	2.18%	3.06%	4.92% (Institutional Shares) 5.34% (Open Shares) 3.00% (R6 Shares)
†	The inception date for the Institutional Shares was July 15, 1994, for the Open Shares was January 8, 1997 and for the R6 Shares was January 19, 2015.

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Lazard Emerging Markets Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Strategic Equity Portfolio and the MSCI Emerging Markets Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One	Five	Ten
	year	year	year
Institutional	-25.84%	-0.01%	1.55%
Open	-25.97%	-0.27%	1.28%
MSCI Emerging Markets Index	-25.28%	2.18%	3.06%

Lazard Equity Franchise Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Equity Franchise Portfolio and the MSCI World® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Since Inception	†
Institutional	-2.60%	7.12%
Open	-2.84%	6.86%
MSCI World Index	-14.34%	7.02%
†	The inception date for the Portfolio was September 29, 2017.

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Lazard Global Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Equity Select Portfolio and the MSCI ACWI®

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Since Inception	†
Institutional	-15.09%	7.62%	6.94%
Open	-15.37%	7.30%	6.63%
MSCI ACWI	-15.75%	7.00%	6.55%
†	The inception date for the Portfolio was December 31, 2013.

Lazard Global Listed Infrastructure Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Listed Infrastructure Portfolio, the MSCI World Core Infrastructure (Hedged) Index and the MSCI World Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One	Five	Ten
	year	year	year
Institutional	9.96%	6.92%	12.43%
Open	9.67%	6.65%	12.13%
MSCI World Index	-14.34%	7.67%	9.51%
MSCI World Core Infrastructure (USD Hedged) Index	6.30%	8.64%	10.53%

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Lazard Global Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Strategic Equity Portfolio and the MSCI ACWI

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Since Inception	†
Institutional	-18.51%	7.32%	5.80%
Open	-18.99%	7.01%	5.48%
MSCI ACWI	-15.75%	7.00%	6.18%
†	The inception date for the Portfolio was August 29, 2014.

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Lazard International Equity Advantage Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Advantage Portfolio and the MSCI EAFE® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Since Inception	†
Institutional	-16.75%	1.03%	1.53%
Open	-16.98%	0.75%	1.24%
MSCI EAFE Index	-17.77%	2.20%	2.25%
†	The inception date for the Portfolio was May 29, 2015.

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Lazard International Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Portfolio and the MSCI EAFE Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Ten year	Since Inception	†
Institutional	-16.92%	1.78%	4.68%	5.28%
Open	-17.10%	1.52%	4.40%	4.11%
R6	-16.88%	1.80%	N/A	1.66%
MSCI EAFE Index	-17.77%	2.20%	5.40%	4.84% (Institutional Shares) 4.37% (Open Shares) 2.67% (R6 Shares)
†	The inception date for the Institutional Shares was October 29, 1991, for the Open Shares was January 23, 1997 and for the R6 Shares was April 1, 2015.

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Lazard International Equity Select Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Equity Select Portfolio, the MSCI ACWI ex-US and the MSCI EAFE/ACWI ex-US Linked Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One	Five	Ten
	year	year	year
Institutional	-18.24%	1.17%	3.94%
Open	-18.41%	0.91%	3.62%
MSCI ACWI ex-US	-19.42%	2.50%	4.83%
MSCI EAFE/ACWI ex-US Linked Index	-19.42%	2.50%	4.83%

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Lazard International Quality Growth Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Quality Growth Portfolio and the MSCI ACWI ex-US

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Since Inception	†
Institutional	-23.37%	9.28%
Open	-23.56%	8.99%
MSCI ACWI ex-US	-19.42%	4.91%
†	The inception date for the Portfolio was December 31, 2018.

Lazard International Small Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Small Cap Equity Portfolio and the MSCI EAFE Small Cap® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One	Five	Ten
	year	year	year
Institutional	-28.18%	0.19%	5.83%
Open	-28.31%	-0.06%	5.56%
MSCI EAFE Small Cap Index	-23.98%	1.72%	7.18%

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Lazard International Strategic Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard International Strategic Equity Portfolio and the MSCI EAFE Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Ten year	Since Inception	†
Institutional	-20.24%	2.99%	5.78%	5.15%
Open	-20.40%	2.73%	5.52%	4.04%
R6	-20.28%	2.99%	N/A	2.83%
MSCI EAFE Index	-17.77%	2.20%	5.40%	3.77% (Institutional Shares) 3.01% (Open Shares) 3.53% (R6 Shares)
†	The inception date for the Institutional Shares was October 31, 2005, for the Open Shares was February 3, 2006 and for the R6 Shares was January 19, 2015.

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Lazard Managed Equity Volatility Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Managed Equity Volatility Portfolio and the MSCI World Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Since Inception	†
Institutional	-2.77%	4.56%	5.21%
Open	-2.94%	4.28%	4.91%
MSCI World Index	-14.34%	7.67%	7.09%
†	The inception date for the Portfolio was May 29, 2015.

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Lazard US Equity Concentrated Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Concentrated Portfolio, the S&P 500 Index and the Russell 1000 Value/S&P 500 Linked Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Ten year	Since Inception	†
Institutional	-11.92%	8.09%	11.90%	8.11%
Open	-12.14%	7.79%	11.55%	7.80%
R6	-11.90%	8.08%	N/A	8.62%
S&P 500 Index	-10.62%	11.31%	12.96%	9.13% (Institutional and Open Shares) 12.33% (R6 Shares)
Russell 1000 Value/S&P 500 Linked Index	-10.62%	11.31%	12.96%	8.53% (Institutional and Open Shares) N/A (R6 Shares)
†	The inception date for the Institutional and Open Shares was September 30, 2005 and for the R6 Shares was November 15, 2016.

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Lazard US Equity Focus Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Equity Select Portfolio and the S&P 500 Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Ten year	Since Inception	†
Institutional	-10.67%	11.31%	11.93%	7.99%
Open	-10.98%	10.99%	11.60%	7.67%
R6	-10.73%	11.30%	N/A	9.90%
S&P 500 Index	-10.62%	11.31%	12.96%	8.88% (Institutional and Open Shares) 11.07% (R6 Shares)
†	The inception date for the Institutional and Open Shares was December 30, 2004 and for the R6 Shares was May 19, 2014.

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Lazard US Small-Mid Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Small-Mid Cap Equity Portfolio and the Russell 2500 Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Five year	Ten year	Since Inception	†
Institutional	-17.29%	4.90%	9.41%	9.94%
Open	-17.57%	4.56%	9.07%	7.58%
R6	-18.68%	N/A	N/A	0.56%
Russell 2500 Index	-21.00%	7.04%	10.49%	10.3% (Institutional Shares) 8.95% (Open Shares) 4.29% (R6 Shares)
†	The inception date for the Institutional Shares was October 30, 1991, for the Open Shares was January 30, 1997 and for the R6 Shares was January 8, 2020.

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Lazard US Sustainable Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Sustainable Equity Portfolio and the S&P 500 Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One year	Since Inception	†
Institutional	-11.66%	11.48%
Open	-11.95%	11.14%
S&P 500 Index	-10.62%	12.18%
†	The inception date for the Institutional Shares and Open Shares was June 30, 2020.

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Lazard US Systematic Small Cap Equity Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Systematic Small Cap Equity Portfolio and the Russell 2000 Index

Average Annual Total Returns

Periods Ended June 30, 2022

	Since Inception	†
Institutional	18.42%
Open	18.50%
Russell 2000 Index	24.98%
†	The inception date for the Institutional Shares and Open Shares was October 29, 2021.

Notes to Performance Overviews:

Information About Portfolio Performance Shown Above

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer agent and dividend disbursement agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to the receipt of settlement proceeds by the Lazard International Equity, Lazard International Small Cap Equity and Lazard Developing Markets Equity Portfolios from a class action lawsuit. For the Lazard Developing Markets Equity Portfolio, these proceeds impacted the total return of Open Shares but did not impact that of Institutional Shares; amounts may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of an investment in a Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on a Portfolio’s distributions or the redemption of Portfolio shares.

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The performance of Institutional Shares, Open Shares and R6 Shares of a Portfolio, as applicable, may vary, primarily based on the differences in fees borne by shareholders investing in different classes of a Portfolio.

Information About Index Performance Shown Above

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI Emerging Markets Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The MSCI Emerging Markets Index consists of 24 emerging markets country indices.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The MSCI ACWI is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 47 country indices comprising 23 developed and 24 emerging markets country indices.

The MSCI World Core Infrastructure (Hedged) Index (the “Infrastructure Index”) captures large and mid-cap securities across the 23 developed market countries. The Infrastructure Index is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. However, note that the Lazard Global Listed Infrastructure Portfolio invests in a range of companies globally, and is not limited to investing in developed markets countries.

The MSCI EAFE Index is a free-float-adjusted market capitalization index that is designed to measure developed markets equity performance, excluding the United States and Canada. The MSCI EAFE Index consists of 21 developed markets country indices.

The MSCI ACWI ex-US is a free-float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. The MSCI ACWI ex-US consists of 46 country indices comprising 22 developed and 24 emerging markets country indices.

The MSCI EAFE/ACWI ex-US Linked Index is an unmanaged index created by the Investment Manager which links the performance of the MSCI EAFE Index for all periods through June 30, 2010 (when the Lazard International Equity Select Portfolio’s benchmark index changed) and the MSCI ACWI ex-US for all periods thereafter.

The MSCI EAFE Small Cap Index targets all companies with market capitalizations below that of the companies in the MSCI EAFE Index and up to 99% coverage of the free-float-adjusted market capitalization in each market (subject to minimum investability criteria and a universal minimum size range). The MSCI EAFE Small Cap Index consists of 21 developed markets country indices.

The S&P 500 Index is a market capitalization-weighted index of 500 companies in leading industries of the US economy.

The Russell 1000 Value/S&P 500 Linked Index is an unmanaged index created by the Investment Manager which links the performance of the Russell 1000® Value Index for

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all periods through May 30, 2012 (when the Lazard US Equity Concentrated Portfolio’s investment strategy changed) and the S&P 500 Index for all periods thereafter.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the large-cap segment of the US equity universe. It includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership.

The Russell 2000 Index measures the performance of the small-cap segment of the US equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2500 Index measures the performance of the small-to mid-cap segment of the US equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 3000 Index measures the performance of the largest 3000 US companies, representing approximately 98% of the investable US equity market. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

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The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2022 through June 30, 2022 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

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Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

Developing Markets Equity
Institutional Shares
Actual	$1,000.00	$812.30	$5.17	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Open Shares
Actual	$1,000.00	$811.20	$6.29	1.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00	1.40%

Emerging Markets Core Equity
Institutional Shares
Actual	$1,000.00	$783.70	$5.44	1.23%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.70	$6.16	1.23%
Open Shares
Actual	$1,000.00	$783.20	$6.63	1.50%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	$7.50	1.50%
R6 Shares
Actual	$1,000.00	$783.90	$5.31	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

Emerging Markets Equity Advantage
Institutional Shares
Actual	$1,000.00	$823.80	$4.12	0.91%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Open Shares
Actual	$1,000.00	$823.00	$5.24	1.16%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.04	$5.81	1.16%

Semi-Annual Report   25

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

Emerging Markets Equity
Institutional Shares
Actual	$1,000.00	$849.30	$4.95	1.08%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Open Shares
Actual	$1,000.00	$848.10	$6.14	1.34%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.15	$6.71	1.34%
R6 Shares
Actual	$1,000.00	$849.40	$5.00	1.09%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46	1.09%

Emerging Markets Strategic Equity
Institutional Shares
Actual	$1,000.00	$822.10	$5.20	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Open Shares
Actual	$1,000.00	$821.20	$6.32	1.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00	1.40%

Equity Franchise
Institutional Shares
Actual	$1,000.00	$927.60	$4.54	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$927.60	$5.74	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

26   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

Global Equity Select
Institutional Shares
Actual	$1,000.00	$796.00	$3.87	0.87%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%
Open Shares
Actual	$1,000.00	$794.50	$5.12	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

Global Listed Infrastructure
Institutional Shares
Actual	$1,000.00	$995.90	$4.75	0.96%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%
Open Shares
Actual	$1,000.00	$994.00	$5.98	1.21%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06	1.21%

Global Strategic Equity
Institutional Shares
Actual	$1,000.00	$774.60	$4.18	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Open Shares
Actual	$1,000.00	$772.80	$5.27	1.20%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01	1.20%

International Equity Advantage
Institutional Shares
Actual	$1,000.00	$817.70	$4.06	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$816.10	$5.18	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

Semi-Annual Report   27

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

International Equity
Institutional Shares
Actual	$1,000.00	$825.90	$3.85	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Open Shares
Actual	$1,000.00	$825.10	$4.98	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%
R6 Shares
Actual	$1,000.00	$826.20	$3.62	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%

International Equity Select
Institutional Shares
Actual	$1,000.00	$829.70	$4.08	0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$4.51	0.90%
Open Shares
Actual	$1,000.00	$828.00	$5.21	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

International Quality Growth
Institutional Shares
Actual	$1,000.00	$769.00	$3.73	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Open Shares
Actual	$1,000.00	$768.30	$4.82	1.10%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51	1.10%

28   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

International Small Cap Equity
Institutional Shares
Actual	$1,000.00	$718.80	$4.82	1.13%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.19	$5.66	1.13%
Open Shares
Actual	$1,000.00	$718.00	$5.88	1.38%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$6.90	1.38%

International Strategic Equity
Institutional Shares
Actual	$1,000.00	$808.80	$3.63	0.81%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06	0.81%
Open Shares
Actual	$1,000.00	$808.20	$4.80	1.07%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.49	$5.36	1.07%
R6 Shares
Actual	$1,000.00	$808.90	$3.63	0.81%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.78	$4.06	0.81%

Managed Equity Volatility
Institutional Shares
Actual	$1,000.00	$898.30	$3.53	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$897.40	$4.70	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

Semi-Annual Report   29

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

US Equity Concentrated
Institutional Shares
Actual	$1,000.00	$809.60	$3.45	0.77%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86	0.77%
Open Shares
Actual	$1,000.00	$808.40	$4.66	1.04%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21	1.04%
R6 Shares
Actual	$1,000.00	$809.20	$3.50	0.78%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.93	$3.91	0.78%

US Equity Focus
Institutional Shares
Actual	$1,000.00	$818.90	$3.16	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Open Shares
Actual	$1,000.00	$817.50	$4.28	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%
R6 Shares
Actual	$1,000.00	$818.40	$3.16	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%

US Small-Mid Cap Equity
Institutional Shares
Actual	$1,000.00	$806.90	$4.52	1.01%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06	1.01%
Open Shares
Actual	$1,000.00	$805.30	$5.86	1.31%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.30	$6.56	1.31%
R6 Shares
Actual	$1,000.00	$793.10	$4.58	1.03%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.69	$5.16	1.03%

30   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

US Sustainable Equity
Institutional Shares
Actual	$1,000.00	$785.20	$3.32	0.75%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Open Shares
Actual	$1,000.00	$783.50	$4.42	1.00%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

US Systematic Small Cap Equity
Institutional Shares
Actual	$1,000.00	$793.40	$4.05	0.91%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.56	0.91%
Open Shares
Actual	$1,000.00	$792.80	$5.11	1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76	1.15%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Semi-Annual Report   31

Asset Class/Sector*	Lazard Global Strategic Equity Portfolio	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio

Equity
Communication Services	9.1%	4.4%	4.4%	6.0%
Consumer Discretionary	3.9	11.2	12.7	10.1
Consumer Staples	5.9	9.4	9.4	3.9
Energy	1.8	4.8	7.5	8.4
Financials	14.0	17.2	13.0	16.3
Health Care	22.7	14.4	12.9	10.0
Industrials	10.7	16.1	18.5	19.7
Information Technology	23.1	9.3	4.9	7.7
Materials	3.9	6.3	6.6	6.6
Real Estate	—	2.7	2.2	1.8
Utilities	1.6	3.9	6.1	5.3
Short-Term Investments	3.3	0.3	1.8	4.2
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio

Equity
Communication Services	8.2%	2.7%	3.0%	10.5%
Consumer Discretionary	14.2	11.4	9.7	4.8
Consumer Staples	11.5	6.9	10.3	20.1
Energy	—	3.1	2.4	1.1
Financials	22.4	14.3	17.3	9.3
Health Care	9.6	7.1	12.1	16.3
Industrials	17.4	21.1	23.2	8.5
Information Technology	14.2	11.2	7.4	8.9
8.Materials	—	5.6	5.8	2.1
Real Estate	—	10.3	2.7	5.7
Utilities	—	4.1	5.0	11.0
Short-Term Investments	2.5	2.2	1.1	1.7
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

32   Semi-Annual Report

The Lazard Funds, Inc.

Portfolio Holdings Presented by Sector June 30, 2022 (unaudited)

Asset Class/Sector*	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Equity
Communication Services	9.6%	10.6%	10.8%	5.2%
Consumer Discretionary	21.7	15.2	14.7	10.5
Consumer Staples	3.6	3.9	6.0	6.6
Energy	2.2	8.6	5.2	8.3
Financials	19.1	20.1	21.1	25.8
Health Care	1.3	1.6	3.6	4.2
Industrials	12.0	8.9	4.9	4.4
Information Technology	25.7	20.9	20.4	20.1
Materials	3.4	8.6	7.5	8.0
Real Estate	—	—	1.4	3.1
Utilities	—	1.1	3.0	1.9
Short-Term Investments	1.4	0.5	1.4	1.9
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio

Equity
Communication Services	9.2%	10.3%	7.7%	3.8%
Consumer Discretionary	15.5	21.1	18.0	—
Consumer Staples	6.4	2.0	10.6	—
Energy	5.0	—	—	—
Financials	25.2	—	13.3	—
Health Care	3.4	23.2	13.4	—
Industrials	2.3	17.0	15.8	39.5
Information Technology	20.3	23.3	19.0	—
Materials	7.5	—	0.8	—
Real Estate	1.3	—	—	—
Utilities	1.5	—	—	48.9
Short-Term Investments	2.4	3.1	1.4	7.8
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

Semi-Annual Report   33

Asset Class/Sector*	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio

Equity
Communication Services	10.2%	6.6%	3.9%	1.2%
Consumer Discretionary	15.8	17.1	10.4	5.9
Consumer Staples	7.2	3.5	3.4	5.7
Energy	—	—	5.3	—
Financials	4.8	17.7	14.7	10.9
Health Care	9.6	18.9	12.6	25.7
Industrials	13.6	10.4	19.3	11.2
Information Technology	27.7	21.6	14.4	27.0
Materials	2.6	—	7.5	4.8
Real Estate	7.3	1.9	6.4	2.5
Utilities	—	—	2.1	—
Short-Term Investments	1.2	2.3	—	5.1
Total Investments	100.0%	100.0%	100.0%	100.0%

Asset Class/Sector*	Lazard US Systematic Small Cap Equity Portfolio

Equity
Communication Services	3.2%
Consumer Discretionary	11.6
Consumer Staples	5.8
Energy	2.1
Financials	6.9
Health Care	18.3
Industrials	23.0
Information Technology	16.6
Materials	5.5
Real Estate	4.7
Utilities	0.8
Short-Term Investments	1.5
Total Investments	100.0%

*	Represents percentage of total investments.

34   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2022 (unaudited)

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 98.3%

Brazil | 4.0%
Banco Bradesco SA ADR	327,045	$1,066,167
Dexco SA	482,235	909,469
Pagseguro Digital, Ltd., Class A (*)	77,360	792,166
Rumo SA	340,144	1,037,958
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	368,300	824,082
		4,629,842
China | 38.8%
Airtac International Group	31,765	1,057,241
Alibaba Group Holding, Ltd. Sponsored ADR (*)	38,880	4,419,879
Baidu, Inc., Class A (*)	122,400	2,300,699
China Tourism Group Duty Free Corp., Ltd., Class A	94,700	3,309,163
Chow Tai Seng Jewellery Co., Ltd., Class A	589,250	1,368,028
GoerTek, Inc., Class A	442,100	2,224,829
JD.com, Inc., Class A	88,859	2,873,175
Jiangsu King’s Luck Brewery JSC, Ltd., Class A	182,600	1,393,796
Minth Group, Ltd.	428,000	1,171,120
Ping An Insurance (Group) Co. of China, Ltd., Class H	294,000	2,034,959
Shanghai Liangxin Electrical Co., Ltd., Class A (*)	904,192	2,243,797
Tencent Holdings, Ltd.	127,300	5,781,138
Topsports International Holdings, Ltd.	1,365,000	1,243,470
Trip.com Group, Ltd. ADR (*)	85,594	2,349,555
Weibo Corp. Sponsored ADR (*)	43,267	1,000,766
Wuliangye Yibin Co., Ltd., Class A	91,900	2,776,606
Xiaomi Corp., Class B (*)	550,000	961,088
Yadea Group Holdings, Ltd.	948,000	1,862,479
Zhongsheng Group Holdings, Ltd.	388,500	2,743,951
ZTO Express Cayman, Inc. ADR	76,115	2,089,357
		45,205,096
Colombia | 0.6%
Bancolombia SA Sponsored ADR	23,505	724,659

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

Hong Kong | 0.9%
Techtronic Industries Co., Ltd.	104,002	$1,087,294

Hungary | 1.3%
Richter Gedeon Nyrt.	80,604	1,459,061

India | 10.5%
Bajaj Finance, Ltd.	18,979	1,301,331
HDFC Bank, Ltd. ADR	52,868	2,905,625
ICICI Bank, Ltd. Sponsored ADR	160,083	2,839,872
Mphasis, Ltd.	25,699	748,455
Reliance Industries, Ltd.	79,155	2,606,329
UPL, Ltd.	228,177	1,830,290
		12,231,902
Indonesia | 3.4%
PT Bank Central Asia Tbk	3,581,800	1,745,325
PT Bank Rakyat Indonesia (Persero) Tbk	7,871,349	2,195,539
		3,940,864
Mexico | 2.0%
Grupo Financiero Banorte SAB de CV, Class O	408,257	2,277,241

Peru | 0.9%
Credicorp, Ltd.	8,318	997,411

Philippines | 2.2%
BDO Unibank, Inc.	785,285	1,578,024
International Container Terminal Services, Inc.	301,379	1,008,396
		2,586,420
Poland | 0.7%
InPost SA (*)	148,808	864,205

South Africa | 3.4%
Capitec Bank Holdings, Ltd.	6,583	803,788
Standard Bank Group, Ltd.	178,137	1,701,107
The Foschini Group, Ltd.	201,530	1,512,993
		4,017,888

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (continued)

South Korea | 11.3%
AfreecaTV Co., Ltd.	14,919	$923,359
CJ Logistics Corp. (*)	8,839	778,095
NAVER Corp.	6,254	1,160,294
Samsung Electronics Co., Ltd.	138,876	6,083,416
SK Hynix, Inc.	41,934	2,933,119
WONIK IPS Co., Ltd.	56,946	1,303,499
		13,181,782
Taiwan | 15.2%
ASE Technology Holding Co., Ltd.	698,289	1,798,730
Bizlink Holding, Inc.	184,000	1,907,094
Chroma ATE, Inc.	278,000	1,428,878
Hiwin Technologies Corp.	126,844	1,020,379
Lotes Co., Ltd.	69,000	1,545,805
MediaTek, Inc.	68,000	1,480,987
RichWave Technology Corp.	197,000	1,041,239
Sercomm Corp.	360,000	978,442
Silicon Motion Technology Corp. ADR	19,716	1,650,229
Taiwan Semiconductor Manufacturing Co., Ltd.	307,000	4,889,474
		17,741,257
United States | 2.0%
JS Global Lifestyle Co., Ltd.	1,765,000	2,304,633

Zambia | 1.1%
First Quantum Minerals, Ltd.	64,784	1,229,044

Total Common Stocks (Cost $108,519,793)		114,478,599

Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $1,674,713)	1,674,713	1,674,713

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Developing Markets Equity Portfolio (concluded)

Total Investments | 99.7% (Cost $110,194,506)		$116,153,312

Cash and Other Assets in Excess of Liabilities | 0.3%		341,814

Net Assets | 100.0%		$116,495,126

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio

Common Stocks | 99.2%

Austria | 1.4%
Mondi PLC	88,103	$1,562,893

Brazil | 7.6%
Banco BTG Pactual SA	293,696	1,252,015
Banco do Brasil SA	199,500	1,272,451
Centrais Eletricas Brasileiras SA	138,100	1,219,123
Itau Unibanco Holding SA Sponsored ADR	170,937	731,610
Lojas Renner SA	157,258	679,700
MercadoLibre, Inc. (*)	855	544,524
Pet Center Comercio e Participacoes SA	235,466	446,776
Petroleo Brasileiro SA Sponsored ADR	130,044	1,518,914
Rumo SA	272,158	830,497
		8,495,610
Canada | 1.4%
Parex Resources, Inc.	93,209	1,578,586

China | 28.6%
Alibaba Group Holding, Ltd. (*)	27,900	397,985
Alibaba Group Holding, Ltd. Sponsored ADR (*)	30,281	3,442,344
Bilibili, Inc. Sponsored ADR (*)	13,173	337,229
Budweiser Brewing Co. APAC, Ltd.	361,200	1,083,363
China Mengniu Dairy Co., Ltd.	177,000	884,591
Industrial & Commercial Bank of China, Ltd., Class H	6,999,633	4,160,773
Innovent Biologics, Inc. (*)	114,500	521,887
JD.com, Inc. ADR	24,489	1,572,684
JD.com, Inc., Class A	19,026	615,188
Meituan, Class B (*)	23,100	583,734
Midea Group Co., Ltd., Class A	60,200	545,841
NetEase, Inc.	30,800	576,422
NetEase, Inc. ADR	13,751	1,283,793
PICC Property & Casualty Co., Ltd., Class H	989,770	1,032,129

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Ping An Insurance (Group) Co. of China, Ltd., Class H	260,000	$1,799,624
Prosus NV	14,338	947,574
Remegen Co., Ltd., Class H (*)	67,000	376,236
Shenzhen Inovance Technology Co., Ltd., Class A	62,400	614,700
Shenzhou International Group Holdings, Ltd.	68,591	843,031
Tencent Holdings, Ltd.	129,400	5,876,506
Wuxi Biologics Cayman, Inc. (*)	99,000	911,944
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	136,000	1,287,948
XPeng, Inc., Class A	59,000	948,056
Yum China Holdings, Inc.	23,954	1,161,769
		31,805,351
Hong Kong | 0.9%
Techtronic Industries Co., Ltd.	98,500	1,029,773

India | 12.8%
HDFC Bank, Ltd. ADR	51,585	2,835,112
Hindalco Industries, Ltd.	217,105	933,455
ICICI Bank, Ltd. Sponsored ADR	52,250	926,915
Infosys, Ltd. Sponsored ADR	117,140	2,168,261
Larsen & Toubro, Ltd.	68,623	1,356,676
Reliance Industries, Ltd.	68,775	2,264,547
Star Health & Allied Insurance Co., Ltd.	153,400	951,267
UPL, Ltd.	235,516	1,889,159
WNS Holdings, Ltd. ADR (*)	12,601	940,539
		14,265,931
Indonesia | 2.9%
PT Bank Mandiri (Persero) Tbk	3,249,900	1,735,025
PT Telkom Indonesia (Persero) Tbk ADR	54,605	1,476,519
		3,211,544
Malaysia | 1.0%
Public Bank Berhad	1,129,800	1,120,606

Mexico | 4.8%
Arca Continental SAB de CV	227,445	1,498,618
Cemex SAB de CV Sponsored ADR (*)	320,101	1,254,796

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (continued)

Grupo Aeroportuario del Pacifico SAB de CV ADR	11,595	$1,618,430
Grupo Financiero Banorte SAB de CV, Class O	166,800	930,404
		5,302,248
Philippines | 1.5%
BDO Unibank, Inc.	477,201	958,932
PLDT, Inc.	24,170	737,824
		1,696,756
Poland | 1.4%
CD Projekt SA	9,338	199,873
KGHM Polska Miedz SA	51,616	1,374,424
		1,574,297
Qatar | 1.0%
Qatar National Bank QPSC	204,760	1,124,484

South Africa | 2.3%
Anglo American PLC	38,967	1,391,313
Naspers, Ltd., N Shares	2,050	299,873
The Bidvest Group, Ltd.	70,801	912,378
		2,603,564
South Korea | 11.0%
DB Insurance Co., Ltd.	15,624	738,425
KB Financial Group, Inc.	18,665	693,013
LG Chem, Ltd.	2,741	1,090,772
LG Electronics, Inc.	9,059	617,507
NAVER Corp.	3,493	648,050
Samsung Electronics Co., Ltd.	124,889	5,470,720
Samsung SDI Co., Ltd.	2,453	1,006,685
SK Hynix, Inc.	18,427	1,288,897
SM Entertainment Co., Ltd.	14,023	682,889
		12,236,958
Taiwan | 13.0%
Accton Technology Corp.	82,000	663,416
ASE Technology Holding Co., Ltd.	358,000	922,176
Eclat Textile Co., Ltd.	58,789	822,327

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Shares	Fair Value

Lazard Emerging Markets Core Equity Portfolio (concluded)

Feng TAY Enterprise Co., Ltd.	120,000	$707,451
Nien Made Enterprise Co., Ltd.	69,000	680,440
Realtek Semiconductor Corp.	51,000	621,805
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	123,495	10,095,716
		14,513,331
Thailand | 3.2%
Home Product Center Public Co., Ltd. (‡)	2,965,700	1,065,320
PTT Exploration & Production Public Co., Ltd. (‡)	560,500	2,528,631
		3,593,951
United Arab Emirates | 2.8%
Abu Dhabi Ports Co. PJSC	1,506,403	2,262,532
ADNOC Drilling Co. PJSC	891,901	826,036
		3,088,568
United Kingdom | 0.8%
Unilever PLC Sponsored ADR	19,561	896,481

United States | 0.8%
Tenaris SA ADR	32,741	841,116

Total Common Stocks (Cost $103,382,096)		110,542,048

Short-Term Investments | 0.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $547,500)	547,500	547,500

Total Investments | 99.7% (Cost $103,929,596)		$111,089,548

Cash and Other Assets in Excess of Liabilities | 0.3%		323,410

Net Assets | 100.0%		$111,412,958

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 97.4%

Brazil | 2.5%
Banco do Brasil SA	19,400	$123,737
Centrais Eletricas Brasileiras SA	11,700	103,286
Cia Paranaense de Energia	60,700	79,217
Marfrig Global Foods SA	51,300	118,706
TIM SA	58,900	143,608
Vale SA	54,309	794,485
		1,363,039
Chile | 0.5%
Sociedad Quimica y Minera de Chile SA Sponsored ADR	2,873	239,982

China | 35.4%
360 DigiTech, Inc. ADR	6,205	107,346
Agricultural Bank of China, Ltd., Class H	339,000	128,542
Alibaba Group Holding, Ltd. (*)	127,900	1,824,457
Baidu, Inc. Sponsored ADR (*)	2,876	427,747
Bank of China, Ltd., Class H	2,562,000	1,026,460
Bank of Communications Co., Ltd., Class H	237,000	163,708
Baoshan Iron & Steel Co., Ltd., Class A	130,100	117,109
Beijing Enterprises Holdings, Ltd.	60,000	213,676
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd.	4,800	111,325
Bosideng International Holdings, Ltd.	224,000	139,318
BYD Co., Ltd., Class H	10,000	402,803
China Construction Bank Corp., Class H	551,000	370,460
China Galaxy Securities Co., Ltd., Class H	463,500	268,068
China International Capital Corp., Ltd., Class H	65,200	141,226
China Longyuan Power Group Corp., Ltd., Class H	118,000	230,162
China Meidong Auto Holdings, Ltd.	42,000	132,526
China Modern Dairy Holdings, Ltd.	530,000	79,830
China National Building Material Co., Ltd., Class H	80,000	85,671
China Petroleum & Chemical Corp., Class H	1,258,000	565,322
China Resources Mixc Lifestyle Services, Ltd.	26,600	133,609
China Resources Power Holdings Co., Ltd.	104,000	215,388

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

China Taiping Insurance Holdings Co., Ltd.	122,200	$151,093
China World Trade Center Co., Ltd., Class A	46,487	102,691
China Yongda Automobiles Services Holdings, Ltd.	114,000	107,928
Chongqing Brewery Co., Ltd., Class A	5,400	118,476
CITIC, Ltd.	119,000	120,792
Contemporary Amperex Technology Co., Ltd., Class A	1,400	112,102
COSCO SHIPPING Holdings Co., Ltd., Class H	130,300	182,314
Country Garden Services Holdings Co., Ltd.	23,000	104,670
CSPC Pharmaceutical Group, Ltd.	407,840	405,962
East Money Information Co., Ltd. Class A	51,294	194,998
G-bits Network Technology Xiamen Co., Ltd., Class A	1,700	98,714
GD Power Development Co., Ltd., Class A	336,200	196,592
GF Securities Co., Ltd., Class H	57,000	75,486
Gigadevice Semiconductor Beijing, Inc., Class A	5,600	119,218
Greattown Holdings, Ltd.	217,997	119,785
Haidilao International Holding, Ltd. (*)	41,000	97,975
Haier Smart Home Co., Ltd. Class H	48,200	181,044
Industrial &Commercial Bank of China, Ltd., Class H	498,000	296,025
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	30,200	175,857
JD Health International, Inc. (*)	8,600	69,165
JD.com, Inc., Class A	22,154	716,330
Kuaishou Technology (*)	9,100	102,058
Lenovo Group, Ltd.	328,000	307,246
Li Auto, Inc. ADR (*)	4,820	184,654
Li Ning Co., Ltd.	26,500	250,494
Meituan, Class B (*)	31,200	788,420
Metallurgical Corp. of China, Ltd., Class H	276,000	66,232
Midea Group Co., Ltd., Class A	12,700	115,152
NetEase, Inc.	33,400	625,080
New China Life Insurance Co., Ltd., Class H	34,000	96,650
NIO, Inc. ADR (*)	4,344	94,352
Nongfu Spring Co., Ltd.	31,800	184,879
Oppein Home Group, Inc., Class A	4,600	103,644
PetroChina Co., Ltd., Class H	1,016,000	478,218
Pharmaron Beijing Co., Ltd., Class H	8,400	84,452

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

PICC Property & Casualty Co., Ltd., Class H	366,000	$381,664
Pinduoduo, Inc. ADR (*)	2,460	152,028
Power Construction Corp. of China, Ltd.	114,900	135,314
Shanghai Construction Group Co., Ltd.	283,700	128,558
Shanxi Taigang Stainless Steel Co., Ltd. Class A	94,100	76,655
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	6,000	137,572
Shenzhen Inovance Technology Co., Ltd., Class A	8,500	83,733
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	1,800	84,389
Sunny Optical Technology Group Co., Ltd.	7,700	125,297
Tencent Holdings, Ltd.	51,000	2,316,088
The People’s Insurance Co. Group of China, Ltd., Class H	709,000	217,173
Tongwei Co., Ltd.	19,393	173,848
Vipshop Holdings, Ltd. ADR (*)	8,207	81,167
WuXi AppTec Co., Ltd., Class H	7,700	102,809
Wuxi Biologics Cayman, Inc. (*)	16,500	151,991
Yadea Group Holdings, Ltd.	90,000	176,818
Zhongsheng Group Holdings, Ltd.	43,500	307,238
		18,945,843
Colombia | 0.4%
Bancolombia SA Sponsored ADR	7,349	226,570

Czech Republic | 0.4%
CEZ AS	5,048	227,479

Greece | 0.5%
Hellenic Telecommunications Organization SA	16,343	284,849

Hong Kong | 0.3%
Orient Overseas International, Ltd.	5,500	146,300

Hungary | 0.4%
MOL Hungarian Oil & Gas PLC	28,440	220,318

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

India | 11.5%
Axis Bank, Ltd. GDR (*)	1,693	$68,104
Dr Reddy’s Laboratories, Ltd. ADR	7,411	410,495
GAIL India, Ltd. GDR	19,616	203,979
HDFC Bank, Ltd. ADR	16,161	888,208
ICICI Bank, Ltd. Sponsored ADR	64,286	1,140,434
Infosys, Ltd. Sponsored ADR	54,608	1,010,794
Larsen & Toubro, Ltd. GDR	17,056	336,388
Larsen & Toubro, Ltd. GDR (United States)	795	15,661
Reliance Industries, Ltd. Sponsored GDR (#)	13,772	897,208
State Bank of India GDR	4,948	288,301
Tata Motors, Ltd. Sponsored ADR (*)	9,869	255,311
Tata Steel, Ltd. GDR	5,153	55,916
Wipro, Ltd. ADR	58,726	311,835
WNS Holdings, Ltd. ADR (*)	3,679	274,601
		6,157,235
Indonesia | 3.8%
Kalbe Farma Tbk PT	1,221,500	136,107
PT Astra International Tbk	972,300	432,046
PT Bank Mandiri (Persero) Tbk	1,067,300	569,799
PT Bank Negara Indonesia (Persero) Tbk	201,100	106,069
PT Bank Rakyat Indonesia (Persero) Tbk	543,900	151,709
PT Telkom Indonesia (Persero) Tbk ADR	4,899	132,469
PT Unilever Indonesia Tbk	1,074,400	343,925
Sumber Alfaria Trijaya Tbk PT	1,039,100	142,331
		2,014,455
Malaysia | 1.5%
CIMB Group Holdings Berhad	162,500	182,947
Hong Leong Financial Group Bhd	28,700	120,570
Inari Amertron Berhad	129,400	77,315
Petronas Chemicals Group Bhd	200,200	409,065
		789,897
Mexico | 2.6%
America Movil SAB de CV, Series L	253,900	259,461
Arca Continental SAB de CV	41,100	270,805
Coca-Cola Femsa SAB de CV Sponsored ADR	4,992	275,958

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Gruma SAB de CV, Class B	11,765	$130,202
Grupo Mexico SAB de CV, Series B	25,000	103,521
Wal-Mart de Mexico SAB de CV	107,200	369,585
		1,409,532
Philippines | 0.6%
BDO Unibank, Inc.	77,160	155,052
International Container Terminal Services, Inc.	44,700	149,564
		304,616
Poland | 0.4%
KGHM Polska Miedz SA	2,121	56,478
Orange Polska SA	67,304	94,372
Polski Koncern Naftowy ORLEN SA	5,041	77,273
		228,123
Russia | 0.0%
PhosAgro PJSC (¢)	42	0
Severstal PJSC GDR (¢)	9,589	0
		0
Saudi Arabia | 4.0%
Al Rajhi Bank	25,967	571,895
Arabian Internet & Communications Services Co.	3,116	164,494
Arriyadh Development Co.	12,133	72,895
Bank Al-Jazira	11,251	67,007
Leejam Sports Co. JSC	3,679	87,810
SABIC Agri-Nutrients Co.	5,102	187,483
Saudi Arabian Mining Co. (*)	6,426	85,546
Saudi Arabian Oil Co.	12,250	126,747
Saudi Basic Industries Corp.	18,813	509,765
Saudi Electricity Co.	21,744	140,667
Saudi Research & Media Group (*)	2,882	144,377
		2,158,686
South Africa | 3.2%
Absa Group, Ltd.	17,855	170,021
Anglo American Platinum, Ltd.	845	74,162
FirstRand, Ltd.	61,494	236,292
Gold Fields, Ltd. Sponsored ADR	13,793	125,792
Harmony Gold Mining Co., Ltd. Sponsored ADR	29,396	92,010

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Impala Platinum Holdings, Ltd.	7,912	$88,159
MTN Group, Ltd.	17,289	140,571
MultiChoice Group, Ltd.	10,480	74,598
Naspers, Ltd., N Shares	1,792	262,133
Sappi, Ltd. (*)	23,082	76,507
Sasol, Ltd. (*)	8,295	191,633
Sibanye Stillwater, Ltd.	41,868	104,047
Vodacom Group, Ltd.	11,058	89,261
		1,725,186
South Korea | 12.4%
AfreecaTV Co., Ltd.	1,486	91,971
BGF retail Co., Ltd.	389	56,621
CJ CheilJedang Corp.	564	164,891
DB HiTek Co., Ltd.	2,059	79,510
DGB Financial Group, Inc.	22,382	131,462
Foosung Co., Ltd.	10,500	144,061
Hana Financial Group, Inc.	5,620	170,664
HMM Co., Ltd.	3,485	66,103
KB Financial Group, Inc.	9,127	338,876
Kia Corp.	9,993	596,196
Korean Reinsurance Co.	36,507	236,405
KT Corp.	25,187	707,916
KT&G Corp.	3,995	252,885
LG Chem, Ltd.	458	182,260
LG Electronics, Inc.	1,361	92,773
LG Innotek Co., Ltd.	729	192,019
POSCO Holdings Inc	326	58,004
Samsung Electro-Mechanics Co., Ltd.	1,988	199,255
Samsung Electronics Co., Ltd. GDR	1,856	2,027,160
Samsung SDI Co., Ltd.	543	222,841
SK Hynix, Inc.	3,354	234,599
Woori Financial Group, Inc.	42,023	392,459
		6,638,931
Taiwan | 14.5%
Advanced Energy Solution Holding Co., Ltd.	2,000	65,268
Asia Vital Components Co., Ltd.	37,000	115,682

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

ASPEED Technology, Inc.	1,100	$69,593
Bizlink Holding, Inc.	8,000	82,917
Chailease Holding Co., Ltd.	31,500	221,067
China Airlines, Ltd. (*)	79,000	62,499
Delta Electronics, Inc.	54,000	400,045
E Ink Holdings, Inc.	15,000	94,661
Eva Airways Corp. (*)	112,000	119,011
Evergreen Marine Corp. Taiwan, Ltd.	36,000	102,297
Faraday Technology Corp.	13,000	82,946
Global Unichip Corp.	8,000	129,562
Hiwin Technologies Corp.	26,000	209,154
International Games System Co., Ltd.	4,000	100,400
Kinik Co.	24,000	117,650
Lotes Co., Ltd.	8,000	179,224
MediaTek, Inc.	13,000	283,130
Nan Ya Plastics Corp.	44,000	122,757
Nan Ya Printed Circuit Board Corp.	16,000	139,269
Novatek Microelectronics Corp.	6,000	60,604
Realtek Semiconductor Corp.	7,000	85,346
Ruentex Development Co., Ltd.	39,000	96,206
SinoPac Financial Holdings Co., Ltd.	737,000	416,505
Taiwan Semiconductor Manufacturing Co., Ltd.	209,000	3,328,665
Tong Yang Industry Co., Ltd.	106,000	175,798
Unimicron Technology Corp.	42,000	222,728
United Microelectronics Corp.	119,000	155,932
Vanguard International Semiconductor Corp.	21,000	53,917
Voltronic Power Technology Corp.	2,000	97,091
Wan Hai Lines, Ltd.	20,400	81,717
Winbond Electronics Corp.	111,000	81,094
Yang Ming Marine Transport Corp.	39,000	107,809
Yuanta Financial Holding Co., Ltd.	110,000	72,836
		7,733,380
Thailand | 2.1%
Bangkok Bank Public Co. Ltd.	56,900	215,278
Bumrungrad Hospital Public Co. Ltd. (‡)	37,600	190,366
Chularat Hospital Public Co., Ltd. NVDR	984,000	102,900

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Description	Shares	Fair Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Kasikornbank Public Co., Ltd. NVDR	36,500	$155,659
Kiatnakin Phatra Bank Public Co., Ltd NVDR	49,900	87,625
Krung Thai Bank Public Co., Ltd. NVDR	285,200	125,030
Land & Houses Public Co., Ltd. (‡)	466,400	110,153
Osotspa Public Co., Ltd (‡)	167,900	162,652
		1,149,663
United States | 0.4%
JBS SA	27,000	162,977
Parade Technologies, Ltd.	1,000	38,356
		201,333

Total Common Stocks (Cost $60,044,460)		52,165,417

Preferred Stocks | 0.8%

Brazil | 0.8%
Petroleo Brasileiro SA (Cost $372,929)	78,239	417,548

Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $737,913)	737,913	737,913

Total Investments | 99.6% (Cost $61,155,302)		$53,320,878

Cash and Other Assets in Excess of Liabilities | 0.4%		193,698

Net Assets | 100.0%		$53,514,576

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 97.3%

Austria | 0.6%
Mondi PLC	1,021,953	$18,128,817

Brazil | 11.5%
Banco do Brasil SA	7,810,326	49,815,835
BB Seguridade Participacoes SA	15,288,217	75,835,656
CCR SA	21,489,317	51,450,027
Engie Brasil Energia SA	3,377,500	26,653,689
Petroleo Brasileiro SA Sponsored ADR	6,280,497	73,356,205
Vale SA Sponsored ADR	1,851,176	27,082,705
Vibra Energia SA	6,480,500	20,691,734
		324,885,851
China | 26.2%
A-Living Smart City Services Co., Ltd.	22,067,750	36,069,767
AAC Technologies Holdings, Inc. (*)	5,066,165	11,707,978
Anhui Conch Cement Co., Ltd., Class H	9,664,951	42,252,856
China Construction Bank Corp., Class H	160,187,224	107,700,492
China Medical System Holdings, Ltd.	15,602,000	24,385,034
China Merchants Bank Co., Ltd., Class H	5,873,994	39,957,330
China Shenhua Energy Co., Ltd., Class H	8,736,110	25,320,181
China Vanke Co., Ltd., Class H	19,484,800	49,757,221
ENN Natural Gas Co., Ltd., Class A	9,410,280	26,163,291
Gree Electric Appliances, Inc. of Zhuhai, Class A	8,126,685	40,984,178
Hengan International Group Co., Ltd.	10,445,000	49,064,324
Huayu Automotive Systems Co., Ltd., Class A	7,281,480	25,054,284
Lenovo Group, Ltd.	53,190,000	49,824,371
Ping An Insurance (Group) Co. of China, Ltd., Class H	8,358,000	57,850,984
Sinopharm Group Co., Ltd., Class H	27,130,414	66,305,618
Tingyi (Cayman Islands) Holding Corp.	25,366,000	43,516,532
Weichai Power Co., Ltd., Class H	28,089,288	45,320,972
		741,235,413
Egypt | 0.9%
Commercial International Bank Egypt SAE GDR	15,185,363	25,212,744

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Greece | 1.1%
OPAP SA	2,219,980	$31,894,451

Hong Kong | 1.1%
ASM Pacific Technology, Ltd.	3,689,400	31,419,592

Hungary | 1.1%
OTP Bank Nyrt	1,437,664	32,205,595

India | 7.1%
Axis Bank, Ltd. (*)	3,232,451	26,129,099
Bajaj Auto, Ltd.	547,741	25,836,996
Bharat Petroleum Corp., Ltd.	4,876,648	19,069,594
Hero MotoCorp, Ltd.	667,337	23,025,500
Indus Towers, Ltd.	15,021,008	39,846,076
Petronet LNG, Ltd.	11,999,296	33,069,220
UPL, Ltd.	4,157,126	33,345,804
		200,322,289
Indonesia | 4.3%
PT Astra International Tbk	73,689,600	32,744,347
PT Bank Mandiri (Persero) Tbk	87,316,042	46,615,436
PT Telkom Indonesia (Persero) Tbk ADR	1,282,358	34,674,960
PT United Tractors Tbk	4,522,700	8,606,488
		122,641,231
Mexico | 4.9%
America Movil SAB de CV, Class L Sponsored ADR	1,588,639	32,455,895
Grupo Financiero Banorte SAB de CV, Class O	4,282,437	23,887,265
Grupo Mexico SAB de CV, Series B	9,248,572	38,296,755
Kimberly-Clark de Mexico SAB de CV, Series A	17,959,695	24,318,978
Ternium SA Sponsored ADR	571,549	20,627,203
		139,586,096
Portugal | 2.6%
Galp Energia SGPS SA	6,269,390	73,490,084

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (continued)

Russia | 0.0%
Mobile TeleSystems PJSC Sponsored ADR (¢)	4,695,624	$5
Sberbank of Russia PJSC (*), (¢)	13,596,421	13
		18
South Africa | 7.6%
Anglo American PLC	688,266	24,574,479
Life Healthcare Group Holdings, Ltd.	24,270,257	26,773,527
Nedbank Group, Ltd.	4,649,803	59,331,688
Sanlam, Ltd.	6,341,029	20,630,991
Standard Bank Group, Ltd.	3,592,200	34,303,463
The Bidvest Group, Ltd.	2,103,486	27,106,596
Vodacom Group, Ltd.	2,632,775	21,251,840
		213,972,584
South Korea | 14.3%
Coway Co., Ltd.	714,426	35,189,594
Hyundai Mobis Co., Ltd.	201,553	30,924,156
KB Financial Group, Inc.	1,343,045	49,865,934
Kia Corp.	467,127	27,869,415
KT Corp.	694,395	19,516,938
KT&G Corp.	387,589	24,534,537
Samsung Electronics Co., Ltd.	2,001,125	87,658,596
Shinhan Financial Group Co., Ltd.	1,648,998	47,181,262
SK Hynix, Inc.	1,181,109	82,613,953
		405,354,385
Taiwan | 10.7%
ASE Technology Holding Co., Ltd.	19,064,000	49,107,166
Globalwafers Co., Ltd.	1,397,000	21,163,241
Hon Hai Precision Industry Co., Ltd.	14,684,425	53,717,223
MediaTek, Inc.	1,096,000	23,870,027
Novatek Microelectronics Corp.	3,745,000	37,826,953
Quanta Computer, Inc.	19,033,000	50,964,322
Taiwan Semiconductor Manufacturing Co., Ltd.	2,351,913	37,458,037
Wiwynn Corp.	1,181,000	27,554,435
		301,661,404

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Description	Shares	Fair Value

Lazard Emerging Markets Equity Portfolio (concluded)

Thailand | 1.7%
Kasikornbank Public Co., Ltd.	6,405,454	$27,509,328
The Siam Cement Public Co., Ltd. (‡)	2,014,200	21,307,051
		48,816,379
United Kingdom | 1.6%
Unilever PLC	970,324	44,175,881

Total Common Stocks (Cost $2,815,462,147)		2,755,002,814

Short-Term Investments | 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $54,058,325)	54,058,325	54,058,325

Total Investments | 99.2% (Cost $2,869,520,472)		$2,809,061,139

Cash and Other Assets in Excess of Liabilities | 0.8%		22,207,137

Net Assets | 100.0%		$2,831,268,276

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Strategic Equity Portfolio

Common Stocks | 95.8%

Brazil | 6.3%
Banco BTG Pactual SA	127,288	$542,624
BB Seguridade Participacoes SA	112,800	559,533
Odontoprev SA	222,360	397,265
Petroleo Brasileiro SA Sponsored ADR	67,999	794,228
Vale SA Sponsored ADR	55,360	809,917
		3,103,567
China | 28.8%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	11,429	1,299,249
Anhui Conch Cement Co., Ltd., Class H	117,500	513,682
ANTA Sports Products, Ltd.	54,000	675,820
China Construction Bank Corp., Class H	1,616,281	1,086,693
China Merchants Bank Co., Ltd., Class H	172,000	1,170,015
China Vanke Co., Ltd., Class H	243,900	622,833
CSPC Pharmaceutical Group, Ltd.	542,000	539,505
ENN Energy Holdings, Ltd.	43,600	717,212
Gree Electric Appliances, Inc. of Zhuhai, Class A	157,600	794,802
JD.com, Inc. ADR	13,866	890,474
JD.com, Inc., Class A	1,325	42,843
NetEase, Inc. ADR	9,733	908,673
Ping An Insurance (Group) Co. of China, Ltd., Class H	120,500	834,056
Sinopharm Group Co., Ltd., Class H	286,400	699,950
Tencent Holdings, Ltd.	27,192	1,234,884
Trip.com Group, Ltd. ADR (*)	28,735	788,776
Weichai Power Co., Ltd., Class H	313,000	505,013
Yum China Holdings, Inc.	16,738	811,793
		14,136,273
France | 1.1%
Pernod Ricard SA Sponsored ADR	14,456	530,824

Greece | 0.8%
OPAP SA	26,150	375,697

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

Description	Shares	Fair Value

Lazard Emerging Markets Strategic Equity Portfolio (continued)

Hong Kong | 1.3%
Techtronic Industries Co., Ltd.	60,782	$635,448

India | 14.1%
HDFC Bank, Ltd.	98,455	1,684,459
ITC, Ltd.	229,139	794,579
Reliance Industries, Ltd.	50,765	1,671,534
SBI Cards & Payment Services, Ltd.	37,816	368,550
State Bank of India	105,502	623,724
Tata Consultancy Services, Ltd.	31,482	1,304,764
UPL, Ltd.	62,985	505,225
		6,952,835
Indonesia | 3.9%
PT Astra International Tbk	1,008,900	448,310
PT Bank Central Asia Tbk	1,795,700	875,001
PT Telkom Indonesia (Persero) Tbk ADR	21,191	573,005
		1,896,316
Macau | 0.7%
Sands China, Ltd. (*)	144,800	353,582

Mexico | 4.8%
America Movil SAB de CV, Class L Sponsored ADR	36,518	746,063
Grupo Financiero Banorte SAB de CV, Class O	92,877	518,064
Grupo Mexico SAB de CV, Series B	169,499	701,866
Kimberly-Clark de Mexico SAB de CV, Series A	289,074	391,431
		2,357,424
Russia | 0.0%
Mobile TeleSystems PJSC Sponsored ADR (¢)	45,259	0
Sberbank of Russia PJSC (*), (¢)	213,889	0
		0
Saudi Arabia | 2.5%
Arabian Internet & Communications Services Co.	10,492	553,872
The Saudi National Bank	38,614	679,310
		1,233,182

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Description	Shares	Fair Value

Lazard Emerging Markets Strategic Equity Portfolio (continued)

South Africa | 4.4%
Anglo American PLC	32,213	$1,150,163
Capitec Bank Holdings, Ltd.	4,469	545,667
Vodacom Group, Ltd.	56,366	454,988
		2,150,818
South Korea | 11.0%
Coway Co., Ltd.	11,597	571,219
Hyundai Mobis Co., Ltd.	3,172	486,678
NAVER Corp.	3,029	561,965
Samsung Electronics Co., Ltd.	34,832	1,525,804
Shinhan Financial Group Co., Ltd.	38,571	1,103,597
SK Hynix, Inc.	16,285	1,139,072
		5,388,335
Taiwan | 13.3%
ASE Technology Holding Co., Ltd.	151,000	388,962
CTBC Financial Holding Co., Ltd.	1,385,000	1,176,794
Hon Hai Precision Industry Co., Ltd.	329,136	1,204,015
MediaTek, Inc.	32,000	696,935
Quanta Computer, Inc.	246,000	658,710
Taiwan Semiconductor Manufacturing Co., Ltd.	152,387	2,427,011
		6,552,427
Thailand | 1.1%
CP ALL Public Co., Ltd.	328,700	564,801

United Kingdom | 1.7%
Unilever PLC	18,701	851,399

Total Common Stocks (Cost $52,195,182)		47,082,928

Preferred Stocks | 1.1%

Brazil | 1.1%
Banco Bradesco SA (Cost $652,808)	161,810	531,797

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

Description	Shares	Fair Value

Lazard Emerging Markets Strategic Equity Portfolio (concluded)

Short-Term Investments | 2.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $1,163,949)	1,163,949	$1,163,949

Total Investments | 99.3% (Cost $54,011,939)		$48,778,674

Cash and Other Assets in Excess of Liabilities | 0.7%		332,057

Net Assets | 100.0%		$49,110,731

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio

Common Stocks | 95.2%

Belgium | 2.0%
Anheuser-Busch InBev SA/NV	54,366	$2,932,639

France | 2.0%
Vinci SA	32,555	2,924,757

Germany | 4.7%
Fresenius Medical Care AG & Co. KGaA	137,433	6,863,968

Japan | 4.0%
Secom Co., Ltd.	95,801	5,921,937

Luxembourg | 4.0%
SES SA	668,253	5,872,776

Spain | 4.8%
Ferrovial SA	272,826	6,957,176

United States | 73.7%
Cisco Systems, Inc.	160,842	6,858,303
Cognizant Technology Solutions Corp., Class A	64,650	4,363,228
CVS Health Corp.	94,852	8,788,986
DaVita, Inc. (*)	36,232	2,897,111
DENTSPLY SIRONA, Inc.	81,107	2,897,953
Fiserv, Inc. (*)	75,815	6,745,261
H&R Block, Inc.	128,028	4,521,949
Intel Corp.	184,701	6,909,664
International Game Technology PLC	461,167	8,559,259
MEDNAX, Inc. (*)	247,369	5,197,223
Medtronic PLC	76,312	6,849,002
Nielsen Holdings PLC	250,549	5,817,748
Norfolk Southern Corp.	12,995	2,953,634
Omnicom Group, Inc.	139,836	8,894,968
Ross Stores, Inc.	41,101	2,886,523

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

Description	Shares	Fair Value

Lazard Equity Franchise Portfolio (concluded)

SS&C Technologies Holdings, Inc.	50,323	$2,922,257
Starbucks Corp.	38,617	2,949,953
Tapestry, Inc.	283,704	8,658,646
The TJX Cos., Inc.	51,698	2,887,333
Visa, Inc., Class A	29,589	5,825,778
		108,384,779
Total Common Stocks (Cost $144,796,253)		139,858,032

Short-Term Investments | 3.0%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $4,471,481)	4,471,481	4,471,481

Total Investments | 98.2% (Cost $149,267,734)		$144,329,513

Cash and Other Assets in Excess of Liabilities | 1.8%		2,709,545

Net Assets | 100.0%		$147,039,058

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio

Common Stocks | 98.5%

Brazil | 0.8%
Banco Bradesco SA ADR	246,191	$802,583

Canada | 6.0%
Canadian National Railway Co.	9,868	1,109,997
Dollarama, Inc.	28,292	1,629,120
National Bank of Canada	23,403	1,535,776
Toromont Industries, Ltd.	17,881	1,445,816
		5,720,709
China | 3.3%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	7,633	867,719
NXP Semiconductors NV	7,855	1,162,776
Tencent Holdings, Ltd.	25,523	1,159,089
		3,189,584
Denmark | 0.9%
Carlsberg AS, Class B	6,688	853,126

France | 4.3%
Legrand SA	9,675	720,057
LVMH Moet Hennessy Louis Vuitton SE	1,971	1,216,369
Pernod Ricard SA	5,764	1,067,699
Thales SA	9,080	1,113,810
		4,117,935
Germany | 1.0%
Merck KGaA	5,553	937,229

Hong Kong | 1.4%
AIA Group, Ltd.	117,383	1,289,353

India | 1.3%
HDFC Bank, Ltd. ADR	22,865	1,256,660

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

Japan | 4.9%
BayCurrent Consulting, Inc.	2,700	$719,400
Kadokawa Corp.	43,200	931,270
Nintendo Co., Ltd.	2,600	1,123,700
Olympus Corp.	55,300	1,112,126
Shimano, Inc.	4,800	811,961
		4,698,457
Netherlands | 2.7%
Wolters Kluwer NV	26,374	2,565,705

Spain | 0.7%
Industria de Diseno Textil SA	30,369	687,780

Sweden | 2.0%
Assa Abloy AB, Class B	28,539	610,733
Hexagon AB, B Shares	120,781	1,255,902
		1,866,635
Switzerland | 3.7%
ABB, Ltd.	46,904	1,253,559
Partners Group Holding AG	1,135	1,023,890
The Swatch Group AG	5,163	1,225,122
		3,502,571
Taiwan | 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	20,735	1,695,086

United Kingdom | 6.6%
Coca-Cola Europacific Partners PLC	22,375	1,154,774
Diageo PLC	36,213	1,562,294
RELX PLC	67,988	1,845,535
Unilever PLC	38,992	1,774,688
		6,337,291
United States | 57.1%
Accenture PLC, Class A	8,895	2,469,697
Alphabet, Inc., Class A (*)	1,674	3,648,081
Amazon.com, Inc. (*)	26,360	2,799,696

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (continued)

Amphenol Corp., Class A	16,034	$1,032,269
Aon PLC, Class A	7,293	1,966,776
Avery Dennison Corp.	4,924	797,048
Booz Allen Hamilton Holding Corp.	19,473	1,759,580
Boston Scientific Corp. (*)	30,990	1,154,997
BRP, Inc.	11,638	716,254
Deere & Co.	3,065	917,876
Dollar General Corp.	8,599	2,110,539
Intercontinental Exchange, Inc.	18,055	1,697,892
IQVIA Holdings, Inc. (*)	12,406	2,691,978
Johnson & Johnson	13,625	2,418,574
Lowe’s Cos., Inc.	9,346	1,632,466
McDonald’s Corp.	7,187	1,774,327
Microsoft Corp.	14,405	3,699,636
Motorola Solutions, Inc.	9,791	2,052,194
NIKE, Inc., Class B	11,025	1,126,755
PTC, Inc. (*)	12,224	1,299,900
Rockwell Automation, Inc.	4,817	960,076
S&P Global, Inc.	4,757	1,603,394
Texas Instruments, Inc.	10,171	1,562,774
The Charles Schwab Corp.	23,939	1,512,466
The Coca-Cola Co.	31,942	2,009,471
The Procter & Gamble Co.	11,769	1,692,264
Thermo Fisher Scientific, Inc.	5,397	2,932,082
TopBuild Corp. (*)	3,556	594,421
Visa, Inc., Class A	9,531	1,876,559
Warner Music Group Corp., Class A	18,676	454,947
Zoetis, Inc.	8,746	1,503,350
		54,468,339
Total Common Stocks (Cost $77,582,642)		93,989,043

Short-Term Investments | 1.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $1,297,099)	1,297,099	1,297,099

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

Description	Shares	Fair Value

Lazard Global Equity Select Portfolio (concluded)

Total Investments | 99.9% (Cost $78,879,741)		$95,286,142

Cash and Other Assets in Excess of Liabilities | 0.1%		85,621

Net Assets | 100.0%		$95,371,763

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 92.4%

Australia | 5.6%
Atlas Arteria, Ltd. (^)	49,611,421	$275,782,381
Transurban Group	20,330,512	201,899,463
		477,681,844
Canada | 2.0%
Canadian National Railway Co.	1,495,073	168,172,483

France | 6.2%
Eutelsat Communications SA (^)	12,131,887	137,062,503
Vinci SA	4,344,769	390,336,123
		527,398,626
Hong Kong | 3.7%
CK Infrastructure Holdings, Ltd.	17,375,500	106,752,913
Power Assets Holdings, Ltd.	32,921,965	207,363,625
		314,116,538
Italy | 19.9%
Atlantia SpA	15,872,900	372,541,160
Hera SpA	57,132,601	165,834,606
Italgas SpA	36,527,645	213,311,305
Snam SpA	104,204,480	546,930,139
Terna - Rete Elettrica Nazionale	48,607,996	382,041,894
		1,680,659,104
Luxembourg | 2.2%
SES SA (^)	21,119,089	185,599,882

Portugal | 0.9%
Redes Energeticas Nacionais SGPS SA	24,528,757	73,954,442

Spain | 7.5%
Ferrovial SA	25,029,695	638,267,557

Switzerland | 1.5%
Flughafen Zurich AG (*)	852,915	129,033,776

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   65

Description	Shares	Fair Value

Lazard Global Listed Infrastructure Portfolio (continued)

United Kingdom | 17.0%
National Grid PLC	50,190,700	$643,207,363
Pennon Group PLC	12,879,212	149,834,186
Severn Trent PLC	8,058,555	266,851,924
United Utilities Group PLC	30,132,700	374,283,318
		1,434,176,791
United States | 25.9%
Ameren Corp.	892,593	80,654,703
Consolidated Edison, Inc.	3,930,655	373,805,291
CSX Corp.	13,136,881	381,757,762
Norfolk Southern Corp.	1,742,219	395,988,957
NorthWestern Corp. (^)	2,858,238	168,435,965
Pinnacle West Capital Corp.	5,404,679	395,190,128
Union Pacific Corp.	1,842,400	392,947,072
		2,188,779,878
Total Common Stocks (Cost $7,541,240,819)		7,817,840,921

Short-Term Investments | 7.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $662,580,630)	662,580,630	662,580,630

Total Investments | 100.2% (Cost $8,203,821,449) (»)		$8,480,421,551

Liabilities in Excess of Cash and Other Assets | (0.2)%		(20,206,806)

Net Assets | 100.0%		$8,460,214,745

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	50,414,850	USD	34,941,514	HSB	09/28/22	$—	$118,084
CAD	11,988,308	USD	9,295,952	HSB	09/28/22	18,830	—
CHF	4,585,439	USD	4,794,228	BNP	09/28/22	38,577	—
HKD	160,235,317	USD	20,474,727	HSB	09/28/22	—	5,921
USD	8,576,304	AUD	12,261,497	BNP	09/28/22	106,828	—
USD	117,680,776	AUD	168,234,120	CIT	09/28/22	1,475,152	—
USD	26,838,342	AUD	39,616,806	HSB	09/28/22	—	526,474
USD	131,604,268	AUD	188,097,459	HSB	09/28/22	1,678,289	—
USD	105,436,825	AUD	150,725,237	MSC	09/28/22	1,325,243	—
USD	128,482,918	AUD	183,700,548	SSB	09/28/22	1,594,051	—
USD	6,134,959	CAD	7,936,858	BNP	09/28/22	—	31,891
USD	92,730,299	CAD	119,999,971	CIT	09/28/22	—	508,340
USD	55,313,041	CAD	71,560,638	HSB	09/28/22	—	288,777
USD	5,104,763	CAD	6,604,134	MSC	09/28/22	—	26,575
USD	19,546,798	CAD	25,288,670	SCB	09/28/22	—	102,217
USD	39,954,356	CHF	38,214,344	BNP	09/28/22	—	321,493
USD	35,284,829	CHF	33,744,646	SCB	09/28/22	—	280,201
USD	62,869,881	CHF	60,137,242	SSB	09/28/22	—	511,516
USD	330,737,487	EUR	311,045,214	BNP	09/28/22	2,792,009	—
USD	428,407,285	EUR	402,598,695	CAN	09/28/22	3,933,879	—
USD	585,353,393	EUR	550,881,955	CIT	09/28/22	4,539,938	—
USD	183,402,425	EUR	172,432,283	HSB	09/28/22	1,601,244	—
USD	364,668,740	EUR	343,204,717	MEL	09/28/22	2,816,412	—
USD	518,701,382	EUR	487,948,432	RBC	09/28/22	4,240,866	—
USD	618,479,342	EUR	581,739,579	SSB	09/28/22	5,131,651	—
USD	296,155,983	GBP	240,616,811	CAN	09/28/22	2,771,952	—
USD	109,273,808	GBP	90,831,023	HSB	09/28/22	—	1,476,441
USD	142,079,463	GBP	115,440,898	HSB	09/28/22	1,322,397	—
USD	217,220,057	GBP	176,771,258	MSC	09/28/22	1,682,896	—
USD	427,268,659	GBP	347,705,051	RBC	09/28/22	3,311,957	—
USD	273,141,168	GBP	222,226,789	SSB	09/28/22	2,180,087	—
USD	89,277,100	HKD	699,287,435	BNP	09/28/22	—	51,392
USD	86,896,803	HKD	680,580,106	HSB	09/28/22	—	41,974
USD	38,086,871	HKD	298,311,611	MSC	09/28/22	—	20,100
USD	9,644,378	HKD	75,539,980	SCB	09/28/22	—	5,262
USD	96,416,971	HKD	755,234,134	SSB	09/28/22	—	58,274
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$42,562,258	$4,374,932

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   67

Description	Shares	Fair Value

Lazard Global Strategic Equity Portfolio

Common Stocks | 96.9%

Canada | 3.8%
Canadian Pacific Railway, Ltd.	1,747	$122,026
TMX Group, Ltd.	1,417	144,210
Toromont Industries, Ltd.	2,573	208,047
		474,283
China | 1.1%
Tencent Holdings, Ltd.	2,900	131,699

Denmark | 1.7%
Genmab A/S (*)	636	206,300

France | 2.8%
Legrand SA	2,127	158,301
Pernod Ricard SA	1,057	195,794
		354,095
Germany | 4.5%
Continental AG	1,680	117,074
Hensoldt AG	3,065	77,415
Infineon Technologies AG	4,760	115,169
Merck KGaA	1,494	252,156
		561,814
Hong Kong | 1.7%
AIA Group, Ltd.	19,400	213,093

India | 1.4%
HDFC Bank, Ltd. ADR	3,178	174,663

Japan | 4.4%
BayCurrent Consulting, Inc.	700	186,511
Digital Garage, Inc.	2,900	78,526
Kadokawa Corp.	2,800	60,360
Olympus Corp.	7,700	154,853
TechnoPro Holdings, Inc.	3,200	64,166
		544,416

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Strategic Equity Portfolio (continued)

Netherlands | 3.1%
Akzo Nobel NV	1,404	$92,760
Universal Music Group NV	14,761	298,234
		390,994
Portugal | 1.6%
Energias de Portugal SA	43,412	202,894

South Africa | 1.2%
Anglo American PLC	4,180	149,247

South Korea | 1.6%
Osstem Implant Co., Ltd.	2,511	193,972

Sweden | 0.6%
Volvo Car AB, Class B	10,361	68,791

Switzerland | 2.5%
ABB, Ltd.	8,638	230,860
Idorsia, Ltd. (*)	5,653	81,313
		312,173
Taiwan | 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	15,000	238,899

United Kingdom | 6.1%
Coca-Cola European Partners PLC	3,479	178,585
easyJet PLC (*)	9,808	43,849
Informa PLC (*)	9,192	59,238
Linde PLC (*)	800	229,669
RELX PLC	8,959	243,192
		754,533
United States | 56.9%
Accenture PLC, Class A	886	245,998
Adobe, Inc. (*)	737	269,786
Alphabet, Inc., Class A (*)	270	588,400
Amphenol Corp., Class A	3,252	209,364
Analog Devices, Inc.	1,779	259,894

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   69

Description	Shares	Fair Value

Lazard Global Strategic Equity Portfolio (concluded)

Aon PLC, Class A	1,288	$347,348
Applied Materials, Inc.	2,292	208,526
Bank of America Corp.	7,370	229,428
Boston Scientific Corp. (*)	6,914	257,685
CyberArk Software, Ltd. (*)	866	110,813
Danaher Corp.	1,154	292,562
Dollar General Corp.	1,201	294,773
Helmerich & Payne, Inc.	5,184	223,223
Intercontinental Exchange, Inc.	3,313	311,555
Intuit, Inc.	546	210,450
IQVIA Holdings, Inc. (*)	1,935	419,876
Johnson & Johnson	2,069	367,268
Microsoft Corp.	2,620	672,895
S&P Global, Inc.	971	327,285
The Coca-Cola Co.	3,860	242,833
The Estee Lauder Cos., Inc., Class A	480	122,242
UnitedHealth Group, Inc.	844	433,504
Visa, Inc., Class A	1,317	259,304
Zoetis, Inc.	937	161,061
		7,066,073
Total Common Stocks (Cost $13,260,591)		12,037,939

Short-Term Investments | 3.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $409,062)	409,062	409,062

Total Investments | 100.2% (Cost $13,669,653)		$12,447,001

Liabilities in Excess of Cash and Other Assets | (0.2)%		(23,338)

Net Assets | 100.0%		$12,423,663

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio

Common Stocks | 97.8%

Australia | 8.6%
ALS Ltd.	781	$5,762
Aristocrat Leisure, Ltd.	800	19,000
ASX, Ltd.	24	1,354
BHP Group, Ltd.	1,304	37,559
Brambles, Ltd.	2,561	18,918
CSL, Ltd.	40	7,432
Dexus REIT	4,847	29,677
Fortescue Metals Group, Ltd.	966	11,882
Grange Resources, Ltd.	2,836	2,479
JB Hi-Fi, Ltd.	634	16,844
Lovisa Holdings, Ltd.	207	1,971
Newcrest Mining, Ltd.	141	2,005
Pro Medicus, Ltd.	89	2,598
Rio Tinto PLC	458	27,386
West African Resources, Ltd. (*)	5,464	4,477
WiseTech Global, Ltd.	601	15,589
Woolworths Group, Ltd.	170	4,176
		209,109
Belgium | 0.1%
Sofina SA	18	3,682

China | 1.3%
Chow Tai Fook Jewellery Group, Ltd.	3,800	7,150
SITC International Holdings Co., Ltd.	6,000	17,000
VSTECS Holdings, Ltd.	4,000	3,200
Yangzijiang Shipbuilding Holdings, Ltd.	6,200	4,155
		31,505
Denmark | 4.1%
AP Moller-Maersk A/S, Class B	8	18,790
Novo Nordisk A/S, Class B	684	75,918
Pandora A/S	52	3,286
		97,994

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   71

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Finland | 0.5%
Nokia oyj. Sponsored ADR	2,225	$10,257
Nordea Bank Abp	208	1,832
		12,089
France | 10.2%
Airbus SE	133	13,059
AXA SA	681	15,476
BioMerieux	67	6,544
BNP Paribas SA	67	3,190
Capgemini SE	145	25,075
Carrefour SA	685	12,154
Cie de Saint-Gobain	718	31,189
Electricite de France SA	1,099	8,995
Gaztransport Et Technigaz SA	21	2,631
Kering SA	54	28,056
L’Oreal SA	27	9,329
La Francaise des Jeux SAEM	309	10,765
Nexity SA	53	1,428
Sanofi	141	14,259
Sartorius Stedim Biotech	16	5,065
Societe Generale SA	1,679	36,823
TotalEnergies SE	190	10,015
Vinci SA	138	12,398
		246,451
Germany | 5.3%
Beiersdorf AG	59	6,027
Deutsche Bank AG	1,814	15,806
Deutsche Post AG	1,080	40,463
Hapag-Lloyd AG	20	5,179
Heidelberger Druckmaschinen AG (*)	1,341	2,004
Mercedes-Benz Group AG	210	12,153
Merck KGaA	95	16,034
Nemetschek SE	253	15,314
Rheinmetall AG	49	11,315
Siemens Energy AG (*)	221	3,241
		127,536

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Hong Kong | 2.2%
Jardine Matheson Holdings, Ltd.	300	$15,790
Kerry Properties, Ltd.	1,500	4,171
Swire Pacific, Ltd., Class A	1,500	9,013
WH Group, Ltd.	30,500	23,597
		52,571
Israel | 0.4%
Check Point Software Technologies, Ltd. (*)	67	8,159
Perion Network, Ltd. (*)	131	2,382
		10,541
Italy | 1.0%
Banco BPM SpA	905	2,597
Reply SpA	60	7,310
UniCredit SpA	1,579	15,141
		25,048
Japan | 22.0%
AGC, Inc.	500	17,593
Canon, Inc.	700	15,925
Chugai Pharmaceutical Co., Ltd.	400	10,236
Dai-ichi Life Holdings, Inc.	800	14,769
Daikin Industries, Ltd.	100	16,050
Daiwa House Industry Co., Ltd.	600	13,994
Electric Power Development Co., Ltd.	1,000	16,535
Honda Motor Co., Ltd.	300	7,257
Iida Group Holdings Co., Ltd.	400	6,161
Japan Post Holdings Co., Ltd.	6,900	49,299
Japan Post Insurance Co., Ltd.	300	4,801
Japan Tobacco, Inc.	2,500	43,242
Kaneka Corp.	300	7,391
KDDI Corp.	200	6,324
Marubeni Corp.	500	4,513
Mitsubishi Electric Corp.	2,200	23,548
Mitsui & Co., Ltd.	2,200	48,582
Mitsui Chemicals, Inc.	400	8,528
MS&AD Insurance Group Holdings, Inc.	300	9,198
NEC Corp.	100	3,888

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   73

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Nintendo Co., Ltd. ADR	513	$27,610
Nippon Telegraph & Telephone Corp.	200	5,742
Nishi-Nippon Financial Holdings, Inc.	500	2,766
Nisshinbo Holdings, Inc.	1,400	10,542
Okamura Corp.	300	2,682
Olympus Corp.	100	2,011
ORIX Corp.	800	13,430
Panasonic Holdings Corp.	2,900	23,460
Recruit Holdings Co., Ltd.	100	2,949
Shimano, Inc. ADR	409	6,908
Shin-Etsu Chemical Co., Ltd.	133	15,014
SKY Perfect JSAT Holdings, Inc.	1,000	3,981
Softbank Corp.	2,000	22,198
Sumco Corp.	600	7,721
Sumitomo Chemical Co., Ltd.	4,600	17,957
Sumitomo Mitsui Financial Group, Inc.	100	2,970
The 77 Bank, Ltd.	200	2,677
Tokyo Electron, Ltd. Sponsored ADR	184	14,998
Yamaha Corp.	400	16,464
ZOZO, Inc.	100	1,804
		531,718
Luxembourg | 0.2%
Eurofins Scientific SE	57	4,506

Malta | 0.0%
Kindred Group PLC	133	1,106

Netherlands | 8.4%
Adyen NV (*)	15	22,050
Aegon NV	1,718	7,488
ASML Holding NV	100	48,263
Koninklijke Ahold Delhaize NV	237	6,177
NN Group NV	323	14,773
Shell PLC	2,664	69,518
Wolters Kluwer NV	360	35,021
		203,290

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

New Zealand | 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	129	$1,607

Norway | 0.4%
Aker BP ASA	202	6,980
Grieg Seafood ASA	173	2,466
		9,446
Portugal | 0.8%
Jeronimo Martins SGPS SA	856	18,606

Singapore | 1.5%
DBS Group Holdings, Ltd.	700	14,983
Jardine Cycle & Carriage, Ltd.	600	12,226
STMicroelectronics NV	166	5,278
Yangzijiang Financial Holding Ltd. (*)	11,100	3,276
		35,763
South Africa | 0.7%
Anglo American PLC	449	16,031

Spain | 4.6%
Banco de Sabadell SA	13,639	11,008
Banco Santander SA	13,142	37,060
Iberdrola SA	3,601	37,367
Industria de Diseno Textil SA	909	20,586
Laboratorios Farmaceuticos Rovi SA	93	5,729
		111,750
Sweden | 2.3%
Betsson AB	655	3,960
Electrolux AB	90	1,212
Evolution AB	29	2,640
Lundin Energy AB	406	277
Lundin Energy MergerCo AB (¢)	406	15,757
Telefonaktiebolaget LM Ericsson, B Shares	2,460	18,361
Volvo Car AB, Class B	2,089	13,870
		56,077

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   75

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (continued)

Switzerland | 7.1%
Novartis AG	249	$21,064
Roche Holding AG	256	85,460
Sonova Holding AG	8	2,548
UBS Group AG	3,125	50,444
Zurich Insurance Group AG	29	12,622
		172,138
United Kingdom | 9.9%
Barclays PLC	5,312	9,945
BP PLC Sponsored ADR	333	9,441
Compass Group PLC	128	2,621
Computacenter PLC	87	2,487
Halfords Group PLC	585	1,024
IMI PLC	142	2,028
Imperial Brands PLC	1,066	23,826
Natwest Group PLC	4,651	12,372
RELX PLC	52	1,404
Safestore Holdings PLC REIT	409	5,286
SSE PLC	1,486	29,378
Standard Chartered PLC	5,387	40,617
Unilever PLC	1,306	59,458
Virgin Money UK PLC	1,115	1,776
Vodafone Group PLC	24,430	37,687
		239,350
United States | 6.1%
GSK PLC	3,565	76,656
International Game Technology PLC	336	6,236
Nestle SA	135	15,839
Schneider Electric SE	84	9,951
Stellantis NV	3,136	39,208
		147,890
Total Common Stocks (Cost $2,594,913)		2,365,804

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Advantage Portfolio (concluded)

Preferred Stocks | 0.9%

Germany | 0.9%
Bayerische Motoren Werke AG	114	$8,076
Sartorius AG	22	7,685
Volkswagen AG	53	7,077

Total Preferred Stocks (Cost $26,491)		22,838

Short-Term Investments | 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $6,476)	6,476	6,476

Total Investments | 99.0% (Cost $2,627,880)		$2,395,118

Cash and Other Assets in Excess of Liabilities | 1.0%		23,004

Net Assets | 100.0%		$2,418,122

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   77

Description	Shares	Fair Value

Lazard International Equity Portfolio

Common Stocks | 98.9%

Canada | 4.9%
CAE, Inc. (*)	480,843	$11,849,239
Suncor Energy, Inc.	831,872	29,185,316
TMX Group, Ltd.	175,862	17,897,702
		58,932,257

China | 6.1%
Alibaba Group Holding, Ltd. (*)	1,331,000	18,986,331
Autohome, Inc. ADR	283,582	11,153,280
China Longyuan Power Group Corp., Ltd., Class H	6,367,000	12,418,996
ENN Energy Holdings, Ltd.	968,900	15,938,225
ESR Group, Ltd. (*)	5,748,400	15,557,354
		74,054,186

Denmark | 2.2%
Carlsberg AS, Class B	153,940	19,636,699
Vestas Wind Systems A/S	351,070	7,439,714
		27,076,413

Finland | 2.2%
Nordea Bank Abp	1,874,273	16,506,114
Sampo Oyj, A Shares	233,296	10,159,432
		26,665,546

France | 12.5%
Air Liquide SA	184,526	24,940,875
Capgemini SE	116,913	20,217,654
Engie SA	2,510,526	29,138,207
Pernod Ricard SA	97,681	18,094,010
Sanofi	417,054	42,174,870
Thales SA	135,461	16,616,506
		151,182,122

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Germany | 8.1%
Continental AG	232,211	$16,182,072
Infineon Technologies AG	470,159	11,375,616
Merck KGaA	136,993	23,121,519
MTU Aero Engines AG	121,873	22,184,831
Rheinmetall AG	64,231	14,831,997
Vonovia SE	348,331	10,734,656
		98,430,691

Hong Kong | 0.9%
Prudential PLC	901,566	11,214,565

India | 1.3%
Reliance Industries, Ltd.	490,511	16,151,006

Ireland | 3.3%
ICON PLC (*)	111,739	24,213,841
Ryanair Holdings PLC Sponsored ADR (*)	229,196	15,413,431
		39,627,272

Israel | 1.4%
Bank Leumi Le-Israel BM	1,898,681	16,991,008

Italy | 1.5%
Enel SpA	3,195,115	17,561,604

Japan | 15.4%
Asics Corp.	925,900	16,757,204
Bandai Namco Holdings, Inc.	247,400	17,479,438
Daikin Industries, Ltd.	102,600	16,466,859
Disco Corp.	71,800	16,913,722
Hitachi, Ltd.	240,600	11,399,922
Makita Corp.	369,800	9,227,755
MatsukiyoCocokara & Co.	509,100	20,590,266
Nexon Co., Ltd.	519,082	10,635,471

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   79

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Olympus Corp.	1,101,600	$22,154,025
Shimano, Inc.	79,000	13,363,520
Suzuki Motor Corp.	485,100	15,262,471
Yamaha Corp.	401,500	16,526,188
		186,776,841

Mexico | 1.4%
Arca Continental SAB de CV	2,489,912	16,405,845

Netherlands | 6.1%
Akzo Nobel NV	286,117	18,903,368
Koninklijke DSM NV	125,419	18,117,739
Universal Music Group NV	906,098	18,306,973
Wolters Kluwer NV	196,506	19,116,415
		74,444,495

Norway | 2.4%
Equinor ASA	439,940	15,303,502
Telenor ASA	1,063,689	14,169,477
		29,472,979

Portugal | 1.4%
Galp Energia SGPS SA	1,484,520	17,401,613

Singapore | 1.4%
DBS Group Holdings, Ltd.	797,520	17,070,438

South Africa | 1.5%
Anglo American PLC	516,154	18,429,235

South Korea | 1.6%
Osstem Implant Co., Ltd.	91,543	7,071,598
SK Hynix, Inc.	167,290	11,701,281
		18,772,879

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Portfolio (continued)

Spain | 1.2%
Industria de Diseno Textil SA	644,590	$14,598,310

Sweden | 1.0%
Sandvik AB	762,268	12,374,794

Switzerland | 3.7%
ABB, Ltd.	854,666	22,841,848
Roche Holding AG	66,627	22,241,935
		45,083,783

United Kingdom | 12.9%
3i Group PLC	1,058,490	14,299,820
Barclays PLC	8,568,082	16,040,782
BP PLC	2,940,760	13,850,651
Coca-Cola Europacific Partners PLC	405,254	20,802,635
Compass Group PLC	826,850	16,927,978
Petershill Partners PLC	2,410,130	6,308,248
RELX PLC	1,221,461	32,984,297
Smith & Nephew PLC	1,172,724	16,395,995
Unilever PLC	420,315	19,130,283
		156,740,689

United States | 4.5%
Aon PLC, Class A	119,232	32,154,486
BRP, Inc.	135,614	8,346,287
Ferguson PLC	120,329	13,473,390
		53,974,163

Total Common Stocks (Cost $1,171,295,923)		1,199,432,734

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   81

Description	Shares	Fair Value

Lazard International Equity Portfolio (concluded)

Short-Term Investments | 1.8%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $21,684,274)	21,684,274	$21,684,274

Total Investments | 100.7% (Cost $1,192,980,197)		$1,221,117,008

Liabilities in Excess of Cash and Other Assets | (0.7)%		(7,927,652)

Net Assets | 100.0%		$1,213,189,356

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio

Common Stocks | 95.2%

Brazil | 1.2%
Banco Bradesco SA ADR	247,908	$808,180

Canada | 2.3%
Suncor Energy, Inc.	43,600	1,529,658

China | 9.8%
Alibaba Group Holding, Ltd. (*)	89,400	1,275,265
Autohome, Inc. ADR	14,891	585,663
China Longyuan Power Group Corp., Ltd., Class H	532,000	1,037,679
ENN Energy Holdings, Ltd.	66,200	1,088,978
ESR Group, Ltd. (*)	257,800	697,705
Sungrow Power Supply Co., Ltd., Class A	31,900	469,816
Tencent Holdings, Ltd.	28,000	1,271,578
		6,426,684

Denmark | 1.9%
Carlsberg AS, Class B	6,678	851,850
Vestas Wind Systems A/S	19,290	408,785
		1,260,635

Finland | 1.4%
Sampo Oyj, A Shares	21,039	916,194

France | 12.6%
Air Liquide SA	8,673	1,172,259
Airbus SE	6,447	633,017
Bureau Veritas SA	27,540	706,099
Engie SA	112,610	1,306,998
Legrand SA	11,296	840,699
Pernod Ricard SA	4,110	761,319
Sanofi	19,133	1,934,837
Thales SA	6,900	846,398
		8,201,626

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   83

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Germany | 5.9%
Continental AG	11,108	$774,083
Infineon Technologies AG	18,573	449,378
Merck KGaA	7,147	1,206,262
MTU Aero Engines AG	5,109	930,003
Vonovia SE	15,008	462,508
		3,822,234

Hong Kong | 2.9%
AIA Group, Ltd.	135,000	1,482,861
Prudential PLC	33,070	411,357
		1,894,218

India | 4.1%
ICICI Bank, Ltd. Sponsored ADR	81,607	1,447,708
Reliance Industries, Ltd.	37,365	1,230,314
		2,678,022

Indonesia | 2.3%
PT Bank Mandiri (Persero) Tbk	1,784,900	952,905
PT Telkom Indonesia (Persero) Tbk ADR	20,984	567,407
		1,520,312

Ireland | 2.3%
ICON PLC (*)	3,764	815,659
Ryanair Holdings PLC Sponsored ADR (*)	10,411	700,140
		1,515,799

Japan | 10.2%
Bandai Namco Holdings, Inc.	13,800	975,005
Daikin Industries, Ltd.	5,800	930,875
Disco Corp.	3,800	895,155
Makita Corp.	30,800	768,564
Nomura Research Institute, Ltd. N Ap	27,300	727,040
Olympus Corp.	60,400	1,214,691

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Shimano, Inc.	4,300	$727,381
Suzuki Motor Corp.	14,200	446,768
		6,685,479

Mexico | 1.3%
Grupo Financiero Banorte SAB de CV, Class O	149,600	834,463

Netherlands | 6.2%
Akzo Nobel NV	13,589	897,807
IMCD NV	2,354	325,225
Koninklijke DSM NV	7,525	1,087,044
Universal Music Group NV	39,368	795,398
Wolters Kluwer NV	9,768	950,247
		4,055,721

Norway | 2.1%
Equinor ASA	20,145	700,752
Telenor ASA	50,126	667,732
		1,368,484
Singapore | 1.3%
DBS Group Holdings, Ltd.	38,300	819,789

South Africa | 1.8%
Anglo American PLC	18,104	646,402
Mr Price Group, Ltd.	46,201	504,713
		1,151,115
South Korea | 2.6%
KB Financial Group, Inc.	22,469	834,252
SK Hynix, Inc.	12,050	842,850
		1,677,102

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   85

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (continued)

Switzerland | 4.7%
ABB, Ltd.	43,430	$1,160,713
Cie Financiere Richemont SA, Class A	5,355	570,286
Roche Holding AG	4,052	1,352,670
		3,083,669

Taiwan | 1.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	76,000	1,210,424

United Kingdom | 10.9%
Barclays PLC	307,342	575,392
BP PLC	430,574	2,027,955
Compass Group PLC	56,725	1,161,323
Linde PLC (*)	1,756	504,123
RELX PLC	70,728	1,909,937
Unilever PLC	19,929	907,052
		7,085,782

United States | 5.5%
Accenture PLC, Class A	3,182	883,482
Aon PLC, Class A	5,574	1,503,197
Clarivate PLC (*)	42,848	593,873
Ferguson PLC	5,736	642,267
		3,622,819

Total Common Stocks (Cost $63,075,877)		62,168,409

Preferred Stocks | 0.2%

Germany | 0.2%
Volkswagen AG (Cost $147,351)	938	125,256

The accompanying notes are an integral part of these financial statements.

86   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Equity Select Portfolio (concluded)

Short-Term Investments | 4.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $2,745,664)	2,745,664	$2,745,664

Total Investments | 99.6% (Cost $65,968,892)		$65,039,329

Cash and Other Assets in Excess of Liabilities | 0.4%		284,476

Net Assets | 100.0%		$65,323,805

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   87

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio

Common Stocks | 95.8%

Brazil | 1.8%
Banco Bradesco SA ADR	648,840	$2,115,218

Canada | 7.8%
Dollarama, Inc.	59,741	3,440,027
National Bank of Canada	41,105	2,697,436
Toromont Industries, Ltd.	34,210	2,766,141
		8,903,604

China | 5.1%
Alibaba Group Holding, Ltd. Sponsored ADR (*)	23,267	2,644,993
Tencent Holdings, Ltd.	69,600	3,160,779
		5,805,772

Denmark | 6.5%
Coloplast A/S, Class B	13,562	1,548,991
Demant A/S (*)	67,106	2,519,000
Genmab A/S (*)	10,329	3,350,432
		7,418,423

France | 8.0%
Legrand SA	28,452	2,117,525
LVMH Moet Hennessy Louis Vuitton SE	6,078	3,750,935
Pernod Ricard SA	17,723	3,282,933
		9,151,393

Germany | 4.1%
SAP SE	26,353	2,400,829
Scout24 SE	43,783	2,249,500
		4,650,329

Hong Kong | 4.0%
AIA Group, Ltd.	253,600	2,785,581
Prudential PLC	139,861	1,739,729
		4,525,310

The accompanying notes are an integral part of these financial statements.

88   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

India | 3.2%
HDFC Bank, Ltd. ADR	66,786	$3,670,559

Israel | 2.4%
Check Point Software Technologies, Ltd. (*)	22,885	2,786,935

Japan | 5.7%
Pigeon Corp.	45,400	623,188
Shimano, Inc.	8,100	1,370,184
SMS Co., Ltd.	84,700	1,671,796
Toei Animation Co., Ltd.	21,800	1,737,461
Workman Co., Ltd.	27,900	1,090,911
		6,493,540

Netherlands | 8.3%
ASML Holding NV	9,719	4,690,661
Universal Music Group NV	107,491	2,171,768
Wolters Kluwer NV	27,144	2,640,611
		9,503,040

Norway | 2.3%
AutoStore Holdings, Ltd.	490,401	701,911
Gjensidige Forsikring ASA	95,525	1,940,045
		2,641,956

South Africa | 2.4%
Clicks Group, Ltd.	163,953	2,767,325

Spain | 1.7%
Industria de Diseno Textil SA	86,937	1,968,900

Sweden | 4.6%
Assa Abloy AB, Class B	126,900	2,715,653
Hexagon AB, B Shares	242,545	2,522,024
		5,237,677

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   89

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (continued)

Switzerland | 2.9%
Partners Group Holding AG	3,672	$3,312,532

Taiwan | 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	46,197	3,776,605

United Kingdom | 16.0%
Dechra Pharmaceuticals PLC	45,224	1,904,677
Diageo PLC	77,223	3,331,541
Diploma PLC	29,575	802,167
Intertek Group PLC	41,176	2,109,961
London Stock Exchange Group PLC	28,436	2,643,387
RELX PLC	160,479	4,356,203
Unilever PLC	69,278	3,154,015
		18,301,951

United States | 5.7%
Aon PLC, Class A	17,003	4,585,369
BRP, Inc.	31,284	1,925,356
		6,510,725

Total Common Stocks (Cost $132,028,158)		109,541,794

Preferred Stocks | 1.4%

Germany | 1.4%
Sartorius AG (Cost $1,837,103)	4,592	1,604,015

Short-Term Investments | 2.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $2,809,520)	2,809,520	2,809,520

The accompanying notes are an integral part of these financial statements.

90   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Quality Growth Portfolio (concluded)

Total Investments | 99.7% (Cost $136,674,781)		$113,955,329

Cash and Other Assets in Excess of Liabilities | 0.3%		289,979

Net Assets | 100.0%		$114,245,308

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   91

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio

Common Stocks | 96.8%

Australia | 5.0%
ALS Ltd.	22,325	$164,706
Ansell, Ltd.	10,005	153,655
AUB Group, Ltd.	18,142	221,779
GUD Holdings, Ltd.	33,295	183,785
SmartGroup Corp., Ltd.	40,455	171,116
		895,041

Austria | 2.6%
BAWAG Group AG	8,079	340,530
Schoeller-Bleckmann Oilfield Equipment AG	2,273	127,964
		468,494

Belgium | 2.9%
Fagron	7,977	129,139
Recticel SA	11,626	173,606
Shurgard Self Storage SA	4,744	221,090
		523,835

Canada | 3.4%
Dream Industrial REIT	20,412	191,561
Stelco Holdings, Inc.	10,621	265,525
The Descartes Systems Group, Inc. (*)	2,418	150,261
		607,347

China | 0.9%
ESR Group, Ltd. (*)	57,200	154,805

Denmark | 1.5%
Royal Unibrew A/S	2,983	265,854

Finland | 1.0%
Kemira Oyj	14,189	173,501

The accompanying notes are an integral part of these financial statements.

92   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

France | 1.5%
Gaztransport Et Technigaz SA	2,210	$276,944

Germany | 9.7%
Aroundtown SA	34,688	110,296
Covestro AG	6,296	217,599
CTS Eventim AG & Co. KGaA (*)	3,057	160,181
Dermapharm Holding SE	4,025	200,420
flatexDEGIRO AG (*)	8,859	84,298
Hensoldt AG	10,587	267,405
JOST Werke AG	5,727	213,825
LEG Immobilien SE	2,234	185,204
Sirius Real Estate, Ltd.	164,040	178,163
Stabilus SE	2,919	142,756
		1,760,147

Greece | 1.4%
JUMBO SA	17,327	252,394

Ireland | 1.9%
Dalata Hotel Group PLC (*)	56,097	204,299
Uniphar PLC	45,243	137,480
		341,779

Italy | 5.7%
Ariston Holding NV	18,572	152,224
Banca Generali SpA	5,845	166,217
Italgas SpA	52,616	307,263
Sesa SpA	1,379	175,229
Tinexta Spa	9,859	231,349
		1,032,282

Japan | 24.7%
Ariake Japan Co., Ltd.	4,000	164,168
ARTERIA Networks Corp.	16,200	145,975
Bell System24 Holdings, Inc.	21,200	216,577

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   93

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Daiseki Co., Ltd.	7,720	$241,473
Digital Garage, Inc.	6,700	181,423
GMO internet, Inc.	10,200	173,756
Hulic Co., Ltd.	28,400	219,971
JAFCO Group Co., ltd.	18,300	220,889
MatsukiyoCocokara & Co.	6,800	275,022
Nihon Kohden Corp.	9,200	188,235
Nippon Gas Co., Ltd.	18,000	255,367
Nippon Shinyaku Co., Ltd.	3,100	188,631
Open House Group Co., Ltd.	5,000	199,152
Pigeon Corp.	11,800	161,974
Relo Group, Inc.	14,800	238,861
Roland Corp.	6,600	196,378
Rorze Corp.	3,100	191,737
TechnoPro Holdings, Inc.	10,135	203,224
Trend Micro, Inc.	4,700	228,775
Trusco Nakayama Corp.	9,400	118,995
USS Co., Ltd.	14,200	245,462
Zenkoku Hosho Co., Ltd.	6,742	211,302
		4,467,347

Jersey | 1.2%
JTC PLC	31,342	225,211

Netherlands | 5.0%
Aalberts NV	6,292	247,393
Arcadis NV	8,902	301,507
ASM International NV	620	156,573
Van Lanschot Kempen NV	8,650	201,800
		907,273

New Zealand | 0.9%
Freightways, Ltd.	27,757	158,465

Norway | 1.3%
Crayon Group Holding ASA (*)	17,976	229,839

The accompanying notes are an integral part of these financial statements.

94   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (continued)

Portugal | 0.8%
Galp Energia SGPS SA	12,996	$152,340

Spain | 4.1%
Bankinter SA	85,992	537,011
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	156,896	206,970
		743,981

Sweden | 2.2%
Cibus Nordic Real Estate AB	7,805	120,516
Lindab International AB	10,127	146,960
Synsam AB	23,307	135,844
		403,320

Switzerland | 1.0%
Logitech International SA	3,609	187,890

United Kingdom | 17.3%
Auto Trader Group PLC	25,991	175,757
Britvic PLC	20,873	206,239
Bytes Technology Group PLC	23,392	119,152
ConvaTec Group PLC	102,254	280,700
Dr. Martens Plc	56,086	162,331
Genuit Group. PLC	40,350	189,109
IG Group Holdings PLC	15,947	134,632
JD Sports Fashion PLC	116,067	163,240
Jet2 PLC (*)	18,470	203,911
Life Science REIT PLC	195,426	228,374
Marlowe PLC (*)	22,050	198,616
Pennon Group PLC	14,741	171,494
RS GROUP PLC	18,925	200,367
Smart Metering Systems PLC	18,810	187,543
Synthomer PLC	65,056	178,323
Tate & Lyle PLC	18,114	165,253
Weir Group PLC	10,045	166,683
		3,131,724

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   95

Description	Shares	Fair Value

Lazard International Small Cap Equity Portfolio (concluded)

United States | 0.8%
BRP, Inc.	2,486	$153,000

Total Common Stocks (Cost $20,338,782)		17,512,813

Short-Term Investments | 2.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $389,415)	389,415	389,415

Total Investments | 99.0% (Cost $20,728,197)		$17,902,228

Cash and Other Assets in Excess of Liabilities | 1.0%		185,862

Net Assets | 100.0%		$18,088,090

The accompanying notes are an integral part of these financial statements.

96   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio

Common Stocks | 98.2%

Australia | 1.8%
Rio Tinto PLC	1,506,827	$90,100,815

Canada | 10.9%
CAE, Inc. (*)	6,086,985	149,999,351
Canadian Pacific Railway, Ltd.	980,336	68,475,769
National Bank of Canada	1,884,443	123,662,912
Suncor Energy, Inc.	3,383,474	118,705,474
TMX Group, Ltd.	732,592	74,556,830
		535,400,336

China | 5.7%
China Longyuan Power Group Corp., Ltd., Class H	37,726,000	73,585,527
ESR Group, Ltd. (*)	28,749,200	77,806,254
Ming Yang Smart Energy Group, Ltd., Class A	18,201,579	92,050,230
Ping An Bank Co., Ltd., Class A	15,912,682	35,649,255
		279,091,266

Denmark | 3.9%
Carlsberg AS, Class B	1,035,505	132,089,773
Genmab A/S (*)	187,928	60,958,456
		193,048,229

Finland | 2.6%
Sampo Oyj, A Shares	2,208,654	96,181,116
Valmet Oyj	1,195,009	29,353,068
		125,534,184

France | 12.3%
Airbus SE	987,700	96,980,087
Bureau Veritas SA	2,013,888	51,634,189
Engie SA	9,520,510	110,498,991
Pernod Ricard SA	484,230	89,696,692
Sanofi	1,722,280	174,166,739
Thales SA	648,558	79,556,242
		602,532,940

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   97

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Germany | 5.7%
Continental AG	1,072,596	$74,745,925
Infineon Technologies AG	3,385,761	81,919,344
Merck KGaA	430,918	72,729,837
Vonovia SE	1,710,511	52,713,503
		282,108,609

India | 1.1%
Housing Development Finance Corp., Ltd.	2,030,275	55,965,127

Ireland | 2.6%
ICON PLC (*)	254,991	55,256,550
Ryanair Holdings PLC Sponsored ADR (*)	1,072,044	72,094,959
		127,351,509

Israel | 2.8%
Bank Leumi Le-Israel BM	15,289,198	136,820,711

Italy | 1.2%
Enel SpA	11,142,395	61,242,970

Japan | 11.1%
BayCurrent Consulting, Inc.	249,000	66,344,680
Daikin Industries, Ltd.	525,500	84,340,490
Kobe Bussan Co., Ltd.	2,218,000	54,294,398
Makita Corp.	839,071	20,937,647
Olympus Corp.	4,507,200	90,643,266
Shimano, Inc.	299,300	50,629,135
Suzuki Motor Corp.	1,493,272	46,982,107
Tokyo Electron, Ltd.	196,600	63,769,698
Yamaha Corp.	1,621,672	66,749,827
		544,691,248

Mexico | 1.6%
Arca Continental SAB de CV	11,618,300	76,552,115

The accompanying notes are an integral part of these financial statements.

98   Semi-Annual Report

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (continued)

Netherlands | 3.8%
Akzo Nobel NV	1,329,626	$87,846,616
Universal Music Group NV	4,767,175	96,316,894
		184,163,510

South Korea | 0.2%
NHN KCP Corp. (*)	927,255	8,954,663

Spain | 3.8%
Bankinter SA	11,809,107	73,746,564
Industria de Diseno Textil SA	3,066,261	69,442,947
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	11,809,107	15,578,033
Siemens Gamesa Renewable Energy SA (*)	1,538,806	29,051,255
		187,818,799

Sweden | 1.7%
Hexagon AB, B Shares	5,664,783	58,903,388
Volvo Car AB, Class B	3,743,752	24,856,226
		83,759,614

Switzerland | 2.9%
ABB, Ltd.	4,632,508	123,808,652
Idorsia, Ltd. (*)	1,425,602	20,505,892
		144,314,544

Taiwan | 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	2,609,000	41,552,565

United Kingdom | 13.4%
Coca-Cola European Partners PLC	2,936,473	150,736,023
Compass Group PLC	4,876,733	99,840,638
Informa PLC (*)	7,692,296	49,572,989
Linde PLC (*)	361,091	103,664,239

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   99

Description	Shares	Fair Value

Lazard International Strategic Equity Portfolio (concluded)

Petershill Partners PLC	7,804,388	$20,427,120
RELX PLC	6,195,105	167,292,435
Smith & Nephew PLC	4,749,347	66,401,189
		657,934,633

United States | 8.3%
Accenture PLC, Class A	381,035	105,794,368
Aon PLC, Class A	773,629	208,632,269
BRP, Inc.	681,236	41,926,286
Medtronic PLC	550,804	49,434,659
		405,787,582

Total Common Stocks (Cost $4,534,003,536)		4,824,725,969

Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $54,373,698)	54,373,698	54,373,698

Total Investments | 99.3% (Cost $4,588,377,234)		$4,879,099,667

Cash and Other Assets in Excess of Liabilities | 0.7%		35,663,608

Net Assets | 100.0%		$4,914,763,275

The accompanying notes are an integral part of these financial statements.

100   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio

Common Stocks | 98.0%

Australia | 2.0%
BHP Group, Ltd.	2,130	$61,350
Charter Hall Long Wale REIT	20,830	61,319
CSL, Ltd.	764	141,958
Dexus REIT	15,842	96,998
Rio Tinto PLC	2,502	149,607
Shopping Centres Australasia Property Group REIT	36,389	69,006
		580,238

Belgium | 0.2%
Warehouses De Pauw CVA REIT	1,972	62,048

Canada | 4.6%
Empire Co., Ltd., Class A	5,845	180,045
Hydro One, Ltd.	6,983	187,758
Loblaw Cos., Ltd.	5,817	524,624
Metro, Inc.	7,787	417,964
		1,310,391

Denmark | 1.7%
Novo Nordisk A/S, Class B	4,256	472,379

France | 0.9%
Hermes International	52	58,746
Orange SA	17,560	206,503
		265,249

Germany | 0.3%
Telefonica Deutschland Holding AG	32,618	93,682

Hong Kong | 0.7%
Jardine Matheson Holdings, Ltd.	1,300	68,422
WH Group, Ltd.	166,000	128,433
		196,855

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   101

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Israel | 0.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	37,332	$58,171

Japan | 13.0%
Canon, Inc.	3,200	72,800
Daicel Corp.	12,600	77,976
Daiwa House Industry Co., Ltd.	5,400	125,943
Electric Power Development Co., Ltd.	10,400	171,966
ENEOS Holdings, Inc.	17,200	64,930
FUJIFILM Holdings Corp.	1,700	91,285
Hulic Co., Ltd.	8,900	68,935
Japan Post Bank Co., Ltd.	38,000	295,560
Japan Post Holdings Co., Ltd.	61,200	437,264
Japan Post Insurance Co., Ltd.	5,000	80,021
Japan Real Estate Investment Corp. REIT	23	105,789
Japan Tobacco, Inc.	8,700	150,481
Kaneka Corp.	3,900	96,083
KDDI Corp.	7,400	234,000
Lawson, Inc.	1,900	63,174
McDonald’s Holdings Co. Japan, Ltd.	5,100	185,669
Mitsubishi Electric Corp.	6,400	68,503
MS&AD Insurance Group Holdings, Inc.	3,000	91,976
Nihon Kohden Corp.	4,400	90,026
Nintendo Co., Ltd.	100	43,219
Nippon Building Fund, Inc. REIT	13	64,684
Nippon Telegraph & Telephone Corp.	2,900	83,265
Osaka Gas Co., Ltd.	11,800	226,631
Rengo Co., Ltd.	10,900	59,031
Softbank Corp.	6,100	67,704
The Hachijuni Bank, Ltd.	22,100	81,478
Tokyo Gas Co., Ltd.	22,400	463,443
Yamazaki Baking Co., Ltd.	7,100	86,721
		3,748,557

The accompanying notes are an integral part of these financial statements.

102   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Netherlands | 2.0%
Koninklijke KPN NV	19,403	$69,213
Shell PLC	5,802	151,406
Wolters Kluwer NV	3,472	337,761
		558,380

New Zealand | 0.6%
Spark New Zealand, Ltd.	56,168	168,361

Norway | 0.8%
Orkla ASA	20,469	163,841
Telenor ASA	4,197	55,908
		219,749

Portugal | 0.2%
Jeronimo Martins SGPS SA	3,164	68,771

Singapore | 0.8%
Jardine Cycle & Carriage, Ltd.	3,500	71,322
Singapore Technologies Engineering, Ltd.	50,100	147,411
		218,733

Spain | 0.1%
Corporacion Financiera Alba SA	442	24,143

Sweden | 0.6%
Securitas AB, B Shares	9,050	78,572
Telefonaktiebolaget LM Ericsson, B Shares	13,844	103,327
		181,899

Switzerland | 2.7%
PSP Swiss Property AG	1,250	139,062
Roche Holding AG	1,043	348,183
Swisscom AG	522	288,941
		776,186

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   103

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

United Kingdom | 4.0%
Barclays PLC	33,149	$62,060
Howden Joinery Group PLC	6,549	48,353
HSBC Holdings PLC	15,137	98,751
J Sainsbury PLC	50,807	126,207
National Grid PLC	9,650	123,668
Segro PLC REIT	6,494	77,223
SSE PLC	6,171	122,001
Unilever PLC	8,980	408,717
Vodafone Group PLC	57,839	89,225
		1,156,205

United States | 62.6%
A-Mark Precious Metals, Inc.	2,015	64,984
Activision Blizzard, Inc.	1,471	114,532
Airbnb, Inc.,Class A (*)	699	62,267
Alleghany Corp. (*)	110	91,641
Allison Transmission Holdings, Inc.	1,705	65,557
Alphabet, Inc., Class C (*)	131	286,556
Altria Group, Inc.	3,180	132,829
Amdocs, Ltd.	2,129	177,367
AMERCO	161	76,995
Ameren Corp.	2,021	182,618
American Electric Power Co., Inc.	2,276	218,359
AmerisourceBergen Corp.	1,148	162,419
AMN Healthcare Services, Inc. (*)	1,485	162,919
Aon PLC, Class A	727	196,057
Assurant, Inc.	577	99,734
Automatic Data Processing, Inc.	486	102,079
AutoZone, Inc. (*)	70	150,438
Becton, Dickinson & Co.	577	142,248
BJ’s Wholesale Club Holdings, Inc. (*)	1,225	76,342
Bristol-Myers Squibb Co.	3,037	233,849
Cadence Design Systems, Inc. (*)	814	122,124
Cboe Global Markets, Inc.	1,036	117,265
Charter Communications, Inc., Class A (*)	281	131,657

The accompanying notes are an integral part of these financial statements.

104   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Chubb, Ltd.	492	$96,717
Cigna Corp.	269	70,887
CMS Energy Corp.	1,842	124,335
Colgate-Palmolive Co.	5,037	403,665
Comcast Corp., Class A	4,722	185,291
Corteva, Inc.	1,454	78,720
CorVel Corp. (*)	570	83,944
Costco Wholesale Corp.	311	149,056
Coterra Energy, Inc.	4,008	103,366
CSG Systems International, Inc.	1,445	86,238
CVS Health Corp.	2,229	206,539
Danaher Corp.	240	60,845
Digital Realty Trust, Inc. REIT	959	124,507
Duke Energy Corp.	954	102,278
Electronic Arts, Inc.	535	65,083
Eli Lilly & Co.	775	251,278
Everest Re Group, Ltd.	288	80,721
Exelon Corp.	3,890	176,295
Extra Space Storage, Inc. REIT	747	127,080
FactSet Research Systems, Inc.	357	137,291
Fiserv, Inc. (*)	758	67,439
Flowers Foods, Inc.	10,233	269,333
FOX Corp., Class B	1,986	58,984
General Mills, Inc.	1,545	116,570
Gilead Sciences, Inc.	4,683	289,456
Grand Canyon Education, Inc. (*)	951	89,575
GSK PLC	6,369	136,949
Henry Schein, Inc. (*)	1,258	96,539
Home Depot, Inc.	257	70,487
Houlihan Lokey, Inc.	745	58,803
Huntsman Corp.	2,191	62,115
Ingles Markets, Inc., Class A	1,087	94,297
Intel Corp.	4,229	158,207
Intercontinental Exchange, Inc.	1,507	141,718
Jack Henry & Associates, Inc.	895	161,118
JB Hunt Transport Services, Inc.	592	93,222

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   105

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Johnson & Johnson	2,272	$403,303
Jones Lang LaSalle, Inc. (*)	340	59,452
Kellogg Co.	3,968	283,077
Keysight Technologies, Inc. (*)	1,312	180,859
Kforce, Inc.	1,035	63,487
Kimberly-Clark Corp.	3,337	450,996
Life Storage, Inc. REIT	1,329	148,396
Lockheed Martin Corp.	645	277,324
Markel Corp. (*)	61	78,888
Matson, Inc.	1,425	103,854
McDonald’s Corp.	1,382	341,188
Merck & Co., Inc.	4,800	437,616
Micron Technology, Inc.	1,049	57,989
Microsoft Corp.	942	241,934
Monolithic Power Systems, Inc.	417	160,145
Motorola Solutions, Inc.	421	88,242
National Fuel Gas Co.	2,747	181,439
NiSource, Inc.	5,325	157,034
Northrop Grumman Corp.	238	113,900
NorthWestern Corp.	1,200	70,716
NVR, Inc. (*)	21	84,087
Omnicom Group, Inc.	1,659	105,529
Otter Tail Corp.	1,565	105,058
Paychex, Inc.	1,586	180,598
PepsiCo, Inc.	1,924	320,654
Pinnacle West Capital Corp.	3,372	246,561
Portland General Electric Co.	1,557	75,250
Power Integrations, Inc.	726	54,457
Premier, Inc., Class A	2,125	75,820
Public Storage REIT	991	309,856
QIAGEN NV. (*)	1,591	74,718
QUALCOMM, Inc.	711	90,823
QuidelOrtho Corp. (*)	642	62,390
Regeneron Pharmaceuticals, Inc. (*)	167	98,719
Republic Services, Inc.	3,302	432,133
Service Corp. International	1,863	128,771

The accompanying notes are an integral part of these financial statements.

106   Semi-Annual Report

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (continued)

Sirius XM Holdings, Inc.	12,147	$74,461
SLM Corp.	4,033	64,286
Sturm Ruger & Co., Inc.	1,391	88,537
Synopsys, Inc. (*)	518	157,317
Tetra Tech, Inc.	553	75,512
Texas Roadhouse, Inc.	934	68,369
The Coca-Cola Co.	1,203	75,681
The Hershey Co.	1,816	390,731
The Interpublic Group of Cos., Inc.	2,429	66,870
The Kroger Co.	1,324	62,665
The Procter & Gamble Co.	3,086	443,736
The TJX Cos., Inc.	1,075	60,039
The Toro Co.	739	56,009
The Travelers Cos., Inc.	404	68,328
Tyson Foods, Inc., Class A	1,817	156,371
UnitedHealth Group, Inc.	278	142,789
Veeva Systems, Inc.,Class A (*)	394	78,028
Verizon Communications, Inc.	9,005	457,004
Vertex Pharmaceuticals, Inc. (*)	582	164,002
Virtu Financial, Inc., Class A	2,405	56,301
Visa, Inc., Class A	944	185,864
Washington Federal, Inc.	4,964	149,019
Waste Management, Inc.	1,218	186,330
WEC Energy Group, Inc.	696	70,045
Werner Enterprises, Inc.	2,038	78,544
Xcel Energy, Inc.	2,074	146,756
Zoetis, Inc.	1,082	185,985
		18,004,626

Total Common Stocks (Cost $28,397,325)		28,164,623

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   107

Description	Shares	Fair Value

Lazard Managed Equity Volatility Portfolio (concluded)

Short-Term Investments | 1.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $470,792)	470,792	$470,792

Total Investments | 99.6%
(Cost $28,868,117)		$28,635,415

Cash and Other Assets in Excess of Liabilities | 0.4%		109,876

Net Assets | 100.0%		$28,745,291

The accompanying notes are an integral part of these financial statements.

108   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio

Common Stocks | 99.6%

Building Products | 2.1%
Armstrong World Industries, Inc.	391,081	$29,315,432

Capital Markets | 4.8%
S&P Global, Inc.	202,873	68,380,373

Commercial Services & Supplies | 4.7%
Waste Management, Inc.	441,592	67,554,744

Construction Materials | 2.7%
Vulcan Materials Co.	267,946	38,075,127

Distributors | 5.2%
LKQ Corp.	1,508,256	74,040,287

Entertainment | 1.0%
Electronic Arts, Inc.	121,223	14,746,778

Equity Real Estate Investment Trusts (REITs) | 7.4%
Crown Castle International Corp. REIT	621,895	104,714,680

Food & Staples Retailing | 7.3%
Sysco Corp.	1,221,346	103,460,220

Health Care Equipment & Supplies | 6.7%
Envista Holdings Corp. (*)	731,905	28,207,619
Medtronic PLC	740,243	66,436,809
		94,644,428
Health Care Technology | 1.5%
Omnicell, Inc. (*)	190,767	21,699,746

Hotels, Restaurants & Leisure | 2.7%
Vail Resorts, Inc.	178,929	39,015,468

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   109

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (continued)

Interactive Media & Services | 9.2%
Alphabet, Inc., Class A (*)	60,207	$131,206,707

IT Services | 14.2%
Fiserv, Inc. (*)	1,146,284	101,984,888
VeriSign, Inc. (*)	312,107	52,224,864
Visa, Inc., Class A	239,860	47,226,035
		201,435,787

Life Sciences Tools & Services | 1.5%
Sotera Health Co. (*)	1,093,552	21,422,684

Machinery | 4.7%
Otis Worldwide Corp.	943,734	66,693,682

Multiline Retail | 4.7%
Dollar Tree, Inc. (*)	430,868	67,150,778

Professional Services | 2.3%
Verisk Analytics, Inc., Class A	185,342	32,080,847

Semiconductors & Semiconductor Equipment | 11.9%
Analog Devices, Inc.	722,834	105,598,819
Skyworks Solutions, Inc.	695,843	64,462,896
		170,061,715

Software | 1.8%
Adobe, Inc. (*)	69,205	25,333,182

Specialty Retail | 3.2%
Lowe’s Cos., Inc.	238,024	41,575,652
Warby Parker, Inc., Class A (*)	389,971	4,391,073
		45,966,725

Total Common Stocks (Cost $1,184,825,243)		1,416,999,390

The accompanying notes are an integral part of these financial statements.

110   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Concentrated Portfolio (concluded)

Short-Term Investments | 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $17,519,949)	17,519,949	$17,519,949

Total Investments | 100.8% (Cost $1,202,345,192)		$1,434,519,339

Liabilities in Excess of Cash and Other Assets | (0.8)%		(11,554,191)

Net Assets | 100.0%		$1,422,965,148

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   111

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio

Common Stocks | 97.7%

Auto Components | 0.9%
Aptiv PLC (*)	7,252	$645,936

Banks | 5.7%
Bank of America Corp.	90,348	2,812,533
Commerce Bancshares, Inc.	21,595	1,417,712
		4,230,245

Capital Markets | 3.8%
Intercontinental Exchange, Inc.	29,814	2,803,708

Commercial Services & Supplies | 3.0%
Waste Management, Inc.	14,665	2,243,452

Communications Equipment | 2.5%
Cisco Systems, Inc.	43,351	1,848,487

Consumer Finance | 4.2%
American Express Co.	22,401	3,105,227

Equity Real Estate Investment Trusts (REITs) | 1.9%
Prologis, Inc.	12,133	1,427,447

Food & Staples Retailing | 3.5%
Sysco Corp.	30,942	2,621,097

Health Care Equipment & Supplies | 4.9%
Medtronic PLC	40,450	3,630,387

Health Care Providers & Services | 1.8%
Humana, Inc.	2,901	1,357,871

Hotels, Restaurants & Leisure | 4.1%
McDonald’s Corp.	12,432	3,069,212

The accompanying notes are an integral part of these financial statements.

112   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (continued)

Industrial Conglomerates | 3.5%
Honeywell International, Inc.	14,988	$2,605,064

Insurance | 4.0%
Marsh & McLennan Cos., Inc.	19,348	3,003,777

Interactive Media & Services | 6.6%
Alphabet, Inc., Class A (*)	2,256	4,916,410

Internet & Direct Marketing Retail | 4.5%
Amazon.com, Inc. (*)	31,300	3,324,373

IT Services | 5.1%
Visa, Inc., Class A	19,339	3,807,656

Life Sciences Tools & Services | 6.8%
Danaher Corp.	12,409	3,145,930
IQVIA Holdings, Inc. (*)	8,702	1,888,247
		5,034,177

Multiline Retail | 2.6%
Dollar General Corp.	7,992	1,961,556

Pharmaceuticals | 5.4%
Johnson & Johnson	22,723	4,033,560

Road & Rail | 3.9%
Norfolk Southern Corp.	12,731	2,893,629

Semiconductors & Semiconductor Equipment | 5.0%
Analog Devices, Inc.	19,983	2,919,317
Applied Materials, Inc.	8,384	762,776
		3,682,093

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   113

Description	Shares	Fair Value

Lazard US Equity Focus Portfolio (concluded)

Software | 9.1%
Microsoft Corp.	20,145	$5,173,841
Salesforce, Inc. (*)	9,508	1,569,200
		6,743,041

Specialty Retail | 3.1%
Lowe’s Cos., Inc.	13,376	2,336,386

Textiles, Apparel & Luxury Goods | 1.8%
NIKE, Inc., Class B	13,391	1,368,560

Total Common Stocks (Cost $59,667,720)		72,693,351

Short-Term Investments | 2.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $1,683,227)	1,683,227	1,683,227

Total Investments | 100.0% (Cost $61,350,947)		$74,376,578

Liabilities in Excess of Cash and Other Assets | 0.0%		(8,781)

Net Assets | 100.0%		$74,367,797

The accompanying notes are an integral part of these financial statements.

114   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio

Common Stocks | 98.4%

Aerospace & Defense | 2.5%
Curtiss-Wright Corp.	8,686	$1,147,073
HEICO Corp.	4,501	590,171
		1,737,244

Airlines | 1.0%
Alaska Air Group, Inc. (*)	17,625	705,881

Banks | 9.4%
Commerce Bancshares, Inc.	20,314	1,333,614
East West Bancorp, Inc.	19,727	1,278,310
Home BancShares, Inc.	71,146	1,477,702
Pinnacle Financial Partners, Inc.	18,465	1,335,204
Wintrust Financial Corp.	14,334	1,148,870
		6,573,700

Biotechnology | 1.8%
United Therapeutics Corp. (*)	5,249	1,236,874

Building Products | 4.5%
Armstrong World Industries, Inc.	15,147	1,135,419
Carlisle Cos., Inc.	4,661	1,112,162
PGT Innovations, Inc. (*)	52,544	874,332
		3,121,913

Capital Markets | 1.3%
Morningstar, Inc.	3,664	886,065

Chemicals | 2.5%
Ashland Global Holdings, Inc.	9,570	986,188
Ingevity Corp. (*)	12,420	784,199
		1,770,387

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   115

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Communications Equipment | 2.3%
Ciena Corp. (*)	18,437	$842,571
F5, Inc. (*)	5,155	788,921
		1,631,492

Construction Materials | 0.9%
Eagle Materials, Inc.	5,678	624,239

Containers & Packaging | 2.9%
Avery Dennison Corp.	5,045	816,634
Graphic Packaging Holding Co.	59,495	1,219,648
		2,036,282

Electrical Equipment | 4.0%
Array Technologies, Inc. (*)	46,249	509,202
Atkore, Inc. (*)	9,501	788,678
EnerSys	14,998	884,282
GrafTech International, Ltd.	85,763	606,344
		2,788,506

Electronic Equipment, Instruments & Components | 1.9%
Cognex Corp.	17,590	747,927
Littelfuse, Inc.	2,352	597,502
		1,345,429

Energy Equipment & Services | 2.1%
Cactus, Inc., Class A	14,315	576,465
Liberty Energy, Inc. (*)	67,987	867,514
		1,443,979

Entertainment | 1.7%
Take-Two Interactive Software, Inc. (*)	9,688	1,187,071

Equity Real Estate Investment Trusts (REITs) | 6.3%
Alexandria Real Estate Equities, Inc.	7,572	1,098,167
Brixmor Property Group, Inc.	46,306	935,844

The accompanying notes are an integral part of these financial statements.

116   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Camden Property Trust	7,869	$1,058,223
Hudson Pacific Properties, Inc.	39,340	583,806
Summit Hotel Properties, Inc. (*)	104,851	762,267
		4,438,307

Food & Staples Retailing | 1.0%
US Foods Holding Corp. (*)	23,199	711,745

Food Products | 2.3%
Hostess Brands, Inc. (*)	39,066	828,590
Utz Brands, Inc.	56,549	781,507
		1,610,097

Gas Utilities | 2.1%
New Jersey Resources Corp.	33,254	1,480,801

Health Care Equipment & Supplies | 1.9%
Nevro Corp. (*)	8,303	363,921
QuidelOrtho Corp. (*)	9,800	952,364
		1,316,285

Health Care Providers & Services | 1.4%
Henry Schein, Inc. (*)	12,962	994,704

Health Care Technology | 1.1%
Certara, Inc. (*)	34,498	740,327

Hotels, Restaurants & Leisure | 1.9%
Brinker International, Inc. (*)	25,879	570,114
Wyndham Hotels & Resorts, Inc.	11,582	761,169
		1,331,283

Household Durables | 2.2%
Leggett & Platt, Inc.	27,078	936,357
Newell Brands, Inc.	32,534	619,448
		1,555,805

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   117

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Insurance | 3.8%
Brown & Brown, Inc.	24,374	$1,421,979
Reinsurance Group of America, Inc.	10,474	1,228,496
		2,650,475

Interactive Media & Services | 2.1%
Cars.com, Inc. (*)	71,175	671,180
Ziff Davis, Inc. (*)	11,039	822,737
		1,493,917

IT Services | 2.4%
Amdocs, Ltd.	10,308	858,760
Remitly Global, Inc. (*)	42,330	324,248
Squarespace, Inc., Class A (*)	22,883	478,712
		1,661,720

Leisure Products | 2.5%
Brunswick Corp.	8,054	526,570
Hasbro, Inc.	15,134	1,239,172
		1,765,742

Life Sciences Tools & Services | 4.5%
AbCellera Biologics, Inc. (*)	51,340	546,771
Charles River Laboratories International, Inc. (*)	1,590	340,212
ICON PLC (*)	4,829	1,046,444
Sotera Health Co. (*)	30,766	602,706
Stevanato Group SpA	38,207	604,053
		3,140,186

Machinery | 4.4%
Altra Industrial Motion Corp.	20,993	740,003
Columbus McKinnon Corp.	26,930	764,004
Gates Industrial Corp. PLC (*)	48,348	522,642
The Middleby Corp. (*)	8,167	1,023,815
		3,050,464

The accompanying notes are an integral part of these financial statements.

118   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (continued)

Oil, Gas & Consumable Fuels | 3.1%
Antero Resources Corp. (*)	42,601	$1,305,721
Magnolia Oil & Gas Corp., Class A	42,180	885,358
		2,191,079

Paper & Forest Products | 1.0%
Neenah, Inc.	20,945	715,062

Pharmaceuticals | 1.8%
Catalent, Inc. (*)	11,850	1,271,387

Professional Services | 2.7%
Leidos Holdings, Inc.	12,262	1,234,906
Sterling Check Corp. (*)	39,814	649,366
		1,884,272

Semiconductors & Semiconductor Equipment | 2.0%
MKS Instruments, Inc.	9,999	1,026,198
ON Semiconductor Corp. (*)	7,672	385,978
		1,412,176

Software | 5.5%
CyberArk Software, Ltd. (*)	7,438	951,766
Dolby Laboratories, Inc., Class A	12,526	896,361
LiveRamp Holdings, Inc. (*)	20,450	527,815
N-Able, Inc. (*)	77,025	693,225
PTC, Inc. (*)	7,691	817,861
		3,887,028

Specialty Retail | 2.5%
Five Below, Inc. (*)	5,869	665,721
Leslie’s, Inc. (*)	55,514	842,702
Warby Parker, Inc., Class A (*)	21,031	236,809
		1,745,232

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   119

Description	Shares	Fair Value

Lazard US Small-Mid Cap Equity Portfolio (concluded)

Textiles, Apparel & Luxury Goods | 1.1%
Tapestry, Inc.	25,359	$773,957

Total Common Stocks (Cost $65,508,793)		68,911,113

Total Investments | 98.4% (Cost $65,508,793)		$68,911,113

Cash and Other Assets in Excess of Liabilities | 1.6%		1,134,261

Net Assets | 100.0%		$70,045,374

The accompanying notes are an integral part of these financial statements.

120   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio

Common Stocks | 95.5%

Auto Components | 0.9%
Aptiv PLC (*)	1,197	$106,617

Banks | 6.8%
Commerce Bancshares, Inc.	5,625	369,281
The PNC Financial Services Group, Inc.	2,937	463,371
		832,652

Biotechnology | 0.8%
Vertex Pharmaceuticals, Inc. (*)	349	98,345

Building Products | 0.5%
The AZEK Co., Inc. (*)	3,737	62,557

Capital Markets | 4.2%
Intercontinental Exchange, Inc.	3,109	292,370
The Charles Schwab Corp.	3,427	216,518
		508,888

Chemicals | 1.8%
Ecolab, Inc.	1,434	220,492

Commercial Services &Supplies | 3.2%
MSA Safety, Inc.	722	87,412
Waste Management, Inc.	1,955	299,076
		386,488

Communications Equipment | 1.8%
Cisco Systems, Inc.	5,119	218,274

Containers & Packaging | 3.0%
Avery Dennison Corp.	747	120,917
Ball Corp.	3,639	250,254
		371,171

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   121

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Electrical Equipment | 2.0%
Rockwell Automation, Inc.	1,232	$245,550

Electronic Equipment, Instruments & Components | 0.7%
Cognex Corp.	1,918	81,553

Entertainment | 1.2%
The Walt Disney Co. (*)	1,494	141,034

Equity Real Estate Investment Trusts (REITs) | 2.5%
Prologis, Inc.	2,615	307,655

Food & Staples Retailing | 2.1%
Sysco Corp.	2,982	252,605

Health Care Equipment & Supplies | 4.9%
Boston Scientific Corp. (*)	5,840	217,657
Medtronic PLC	4,237	380,270
		597,927

Health Care Providers & Services | 6.4%
Humana, Inc.	447	209,228
Laboratory Corp. of America Holdings	773	181,160
UnitedHealth Group, Inc.	770	395,495
		785,883

Hotels, Restaurants & Leisure | 1.0%
Starbucks Corp.	1,610	122,988

Household Products | 2.7%
The Procter & Gamble Co.	2,266	325,828

IT Services | 6.7%
Accenture PLC, Class A	1,419	393,985
Visa, Inc., Class A	2,164	426,070
		820,055

The accompanying notes are an integral part of these financial statements.

122   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (continued)

Life Sciences Tools & Services | 8.4%
Agilent Technologies, Inc.	1,417	$168,297
Danaher Corp.	1,464	371,153
IQVIA Holdings, Inc. (*)	998	216,556
Thermo Fisher Scientific, Inc.	498	270,554
		1,026,560

Machinery | 3.2%
Deere & Co.	795	238,079
Watts Water Technologies, Inc., Class A	696	85,496
Xylem, Inc.	865	67,626
		391,201

Personal Products | 1.0%
The Estee Lauder Cos., Inc., Class A	476	121,223

Pharmaceuticals | 5.3%
Johnson & Johnson	2,142	380,226
Zoetis, Inc.	1,521	261,445
		641,671

Road & Rail | 2.3%
Norfolk Southern Corp.	1,245	282,976

Semiconductors & Semiconductor Equipment | 4.4%
Analog Devices, Inc.	2,323	339,367
Applied Materials, Inc.	1,294	117,728
ON Semiconductor Corp. (*)	1,686	84,823
		541,918

Software | 13.6%
Adobe, Inc. (*)	327	119,702
CyberArk Software, Ltd. (*)	705	90,212
Intuit, Inc.	423	163,041
Microsoft Corp.	4,010	1,029,888
Salesforce, Inc.	1,530	252,511
		1,655,354

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   123

Description	Shares	Fair Value

Lazard US Sustainable Equity Portfolio (concluded)

Specialty Retail | 2.8%
Home Depot, Inc.	1,261	$345,854

Textiles, Apparel & Luxury Goods | 1.3%
NIKE, Inc., Class B	1,494	152,687

Total Common Stocks (Cost $10,336,521)		11,646,006

Short-Term Investments | 5.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $625,851)	625,851	625,851

Total Investments | 100.6% (Cost $10,962,372)		$12,271,857

Liabilities in Excess of Cash and Other Assets | (0.6)%		(69,831)

Net Assets | 100.0%		$12,202,026

The accompanying notes are an integral part of these financial statements.

124   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio

Common Stocks | 98.8%

Aerospace & Defense | 0.9%
Aerojet Rocketdyne Holdings, Inc. (*)	1,657	$67,274
AerSale Corp. (*)	3,728	54,093
RADA Electronic Industries, Ltd. (*)	4,511	41,682
Vectrus, Inc. (*)	1,633	54,640
		217,689

Air Freight & Logistics | 0.7%
Atlas Air Worldwide Holdings, Inc. (*)	1,285	79,297
Radiant Logistics, Inc. (*)	12,245	90,858
		170,155

Auto Components | 0.6%
Fox Factory Holding Corp. (*)	473	38,095
LCI Industries	362	40,501
Modine Manufacturing Co. (*)	252	2,654
Patrick Industries, Inc.	1,019	52,825
		134,075

Automobiles | 0.4%
Thor Industries, Inc.	854	63,820
Winnebago Industries, Inc.	643	31,224
		95,044

Banks | 3.1%
Berkshire Hills Bancorp, Inc.	1,627	40,301
Capital Bancorp, Inc.	769	16,687
City Holding Co.	716	57,194
Coastal Financial Corp. (*)	1,244	47,421
CrossFirst Bankshares, Inc. (*)	3,096	40,867
FVCBankcorp, Inc. (*)	1,117	21,033
Hancock Whitney Corp.	910	40,340
HomeStreet, Inc.	1,773	61,470
Meta Financial Group, Inc.	995	38,477

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   125

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Metrocity Bankshares, Inc.	977	$19,843
Midland States Bancorp, Inc.	1,864	44,811
Parke Bancorp, Inc.	959	20,101
Peapack-Gladstone Financial Corp.	1,366	40,570
Popular, Inc.	522	40,157
QCR Holdings, Inc.	1,020	55,070
RBB Bancorp	1,129	23,336
Red River Bancshares, Inc.	323	17,468
The First Bancorp, Inc.	400	12,052
Umpqua Holdings Corp.	2,756	46,218
Unity Bancorp, Inc.	977	25,871
West BanCorp, Inc.	588	14,312
		723,599

Beverages | 1.0%
Coca-Cola Consolidated, Inc.	96	54,134
National Beverage Corp.	971	47,521
Primo Water Corp.	4,189	56,049
The Boston Beer Co., Inc., Class A (*)	85	25,753
The Duckhorn Portfolio, Inc. (*)	2,852	60,063
		243,520

Biotechnology | 8.5%
ADC Therapeutics SA (*)	7,662	60,913
Adicet Bio, Inc. (*)	4,936	72,066
ADMA Biologics, Inc. (*)	37,858	74,959
Affimed NV (*)	13,413	37,154
Agenus, Inc. (*)	17,390	33,737
Alector, Inc. (*)	2,222	22,575
Amicus Therapeutics, Inc. (*)	4,766	51,187
Avid Bioservices, Inc. (*)	3,169	48,359
Biohaven Pharmaceutical Holding Co., Ltd. (*)	449	65,424
CareDx, Inc. (*)	2,538	54,516
Catalyst Pharmaceuticals, Inc. (*)	14,607	102,395
CRISPR Therapeutics AG (*)	1,020	61,985
Denali Therapeutics, Inc. (*)	2,544	74,870

The accompanying notes are an integral part of these financial statements.

126   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Dynavax Technologies Corp. (*)	4,717	$59,387
Eagle Pharmaceuticals, Inc. (*)	2,014	89,482
Editas Medicine, Inc. (*)	3,442	40,719
Exelixis, Inc. (*)	1,808	37,643
Fate Therapeutics, Inc. (*)	1,773	43,935
Ideaya Biosciences, Inc. (*)	6,126	84,539
Immatics NV (*)	8,616	75,045
ImmunoGen, Inc. (*)	13,971	62,869
Ironwood Pharmaceuticals, Inc. (*)	5,543	63,911
iTeos Therapeutics, Inc. (*)	2,835	58,401
Kiniksa Pharmaceuticals, Ltd., Class A (*)	5,859	56,774
MeiraGTx Holdings PLC (*)	4,529	34,285
Organogenesis Holdings, Inc. (*)	7,067	34,487
Radius Health, Inc. (*)	7,231	74,985
REGENXBIO, Inc. (*)	3,654	90,254
uniQure NV (*)	4,632	86,340
United Therapeutics Corp. (*)	430	101,325
Vanda Pharmaceuticals, Inc. (*)	16	174
Veracyte, Inc. (*)	1,165	23,183
Vericel Corp. (*)	2,137	53,810
XOMA Corp. (*)	1,272	28,340
Zymeworks, Inc. (*)	8,992	47,658
		2,007,686

Building Products | 2.8%
A O Smith Corp.	680	37,182
Advanced Drainage Systems, Inc.	461	41,522
Builders FirstSource, Inc. (*)	1,663	89,303
Gibraltar Industries, Inc. (*)	1,250	48,438
Insteel Industries, Inc.	2,820	94,950
Owens Corning	794	59,002
Quanex Building Products Corp.	3,372	76,713
Simpson Manufacturing Co., Inc.	364	36,622
Tecnoglass, Inc.	3,782	66,374
The AZEK Co., Inc. (*)	1,663	27,839
UFP Industries, Inc.	1,152	78,497
		656,442

The accompanying notes are an integral part of these financial statements.

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Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Capital Markets | 1.3%
Affiliated Managers Group, Inc.	340	$39,644
Artisan Partners Asset Management, Inc. Class A	418	14,868
Cboe Global Markets, Inc.	315	35,655
CI Financial Corp.	358	3,806
Donnelley Financial Solutions, Inc. (*)	2,313	67,748
Janus Henderson Group PLC	1,080	25,391
Open Lending Corp.,Class A (*)	1,718	17,575
Oppenheimer Holdings, Inc.,Class A	856	28,282
Saratoga Investment Corp.	1,862	44,632
TriplePoint Venture Growth BDC Corp.	3,175	40,449
		318,050

Chemicals | 3.4%
AdvanSix, Inc.	2,970	99,317
CF Industries Holdings, Inc.	1,280	109,734
Ecovyst, Inc.	5,999	59,090
FutureFuel Corp.	10,249	74,613
Huntsman Corp.	1,669	47,316
Olin Corp.	2,525	116,857
The Chemours Co.	1,706	54,626
Tredegar Corp.	2,817	28,170
Valhi, Inc.	2,372	107,546
Valvoline, Inc.	1,548	44,629
Westlake Corp.	734	71,947
		813,845

Commercial Services & Supplies | 2.7%
ABM Industries, Inc.	1,293	56,142
Brady Corp.,Class A	1,772	83,709
Civeo Corp. (*)	2,998	77,558
Ennis, Inc.	5,336	107,947
Heritage-Crystal Clean, Inc. (*)	3,919	105,656
Li-Cycle Holdings Corp. (*)	7,114	48,944
NL Industries, Inc.	789	7,788
SP Plus Corp. (*)	3,151	96,799
Steelcase, Inc.,Class A	4,927	52,867
		637,410

The accompanying notes are an integral part of these financial statements.

128   Semi-Annual Report

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Lazard US Systematic Small Cap Equity Portfolio (continued)

Communications Equipment | 1.2%
Clearfield, Inc. (*)	2,106	$130,467
Digi International, Inc. (*)	3,691	89,396
Ituran Location and Control, Ltd.	2,061	50,474
Juniper Networks, Inc.	807	22,999
		293,336

Construction & Engineering | 0.9%
API Group Corp. (*)	3,127	46,811
Concrete Pumping Holdings, Inc. (*)	5,091	30,851
IES Holdings, Inc. (*)	1,692	51,048
MYR Group, Inc. (*)	982	86,544
		215,254

Construction Materials | 0.6%
Eagle Materials, Inc.	884	97,187
United States Lime & Minerals, Inc.	333	35,165
		132,352

Consumer Finance | 0.2%
OneMain Holdings, Inc.	1,316	49,192

Containers & Packaging | 0.6%
Greif, Inc.,Class A	1,771	110,475
O-I Glass, Inc. (*)	2,276	31,864
		142,339

Distributors | 0.6%
Funko, Inc.,Class A (*)	5,166	115,305
Weyco Group, Inc.	1,188	29,047
		144,352

Diversified Consumer Services | 0.7%
American Public Education, Inc. (*)	5,384	87,005
Service Corp. International	765	52,877
Vitru, Ltd. (*)	1,321	23,091
		162,973

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   129

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Diversified Telecommunication Services | 0.6%
Anterix, Inc. (*)	1,602	$65,794
IDT Corp.,Class B (*)	2,158	54,274
Ooma, Inc. (*)	2,362	27,966
		148,034

Electric Utilities | 0.3%
Otter Tail Corp.	965	64,780

Electrical Equipment | 1.5%
Allied Motion Technologies, Inc.	1,086	24,804
Atkore, Inc. (*)	1,018	84,504
Encore Wire Corp.	388	40,321
GrafTech International, Ltd.	9,112	64,422
nVent Electric PLC	2,094	65,605
Preformed Line Products Co.	1,133	69,680
Thermon Group Holdings, Inc. (*)	939	13,193
		362,529

Electronic Equipment, Instruments & Components | 1.3%
Arrow Electronics, Inc. (*)	406	45,509
Belden, Inc.	1,201	63,977
Kimball Electronics, Inc. (*)	3,216	64,642
ScanSource, Inc. (*)	1,875	58,387
TD SYNNEX Corp.	298	27,148
Vishay Intertechnology, Inc.	2,872	51,179
		310,842

Energy Equipment & Services | 0.1%
North American Construction Group, Ltd.	1,651	18,227

Entertainment | 0.8%
Liberty Media Corp-Liberty Braves ,Class C (*)	3,982	95,568
Sciplay Corp.,Class A (*)	3,961	55,335
Skillz, Inc. (*)	24,943	30,930
		181,833

The accompanying notes are an integral part of these financial statements.

130   Semi-Annual Report

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Lazard US Systematic Small Cap Equity Portfolio (continued)

Equity Real Estate Investment Trusts (REITs) | 4.0%
American Assets Trust, Inc.	1,196	$35,521
Brixmor Property Group, Inc.	1,973	39,874
Broadstone Net Lease, Inc.	2,726	55,910
CatchMark Timber Trust, Inc. Class A	6,594	66,336
City Office REIT, Inc.	3,212	41,595
Community Healthcare Trust, Inc.	1,171	42,402
CTO Realty Growth, Inc.	904	55,253
Douglas Emmett, Inc.	1,463	32,742
EastGroup Properties, Inc.	206	31,792
Federal Realty OP LP	364	34,849
Global Medical REIT, Inc.	2,926	32,859
Healthcare Trust of America, Inc., Class A	1,141	31,845
JBG SMITH Properties	1,718	40,614
Kimco Realty Corp.	1,961	38,769
Kite Realty Group Trust	1,754	30,327
Life Storage, Inc.	510	56,947
NexPoint Residential Trust, Inc.	588	36,756
One Liberty Properties, Inc.	1,876	48,738
Park Hotels & Resorts, Inc.	2,604	35,336
Phillips Edison & Co., Inc.	1,633	54,559
Rayonier, Inc.	1,396	52,182
Urstadt Biddle Properties, Inc. Class A	2,993	48,487
		943,693

Food & Staples Retailing | 1.4%
Albertsons Cos., Inc., Class A	2,787	74,468
BJ’s Wholesale Club Holdings, Inc. (*)	1,068	66,558
Casey’s General Stores, Inc.	151	27,932
HF Foods Group, Inc. (*)	3,212	16,767
Ingles Markets, Inc., Class A	1,645	142,704
		328,429

Food Products | 2.8%
Adecoagro SA	5,810	49,153
Ingredion, Inc.	576	50,780

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   131

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

John B Sanfilippo & Son, Inc.	728	$52,773
Mission Produce, Inc. (*)	5,858	83,476
Pilgrim’s Pride Corp. (*)	2,064	64,459
Sanderson Farms, Inc.	556	119,835
Seaboard Corp.	12	46,591
Seneca Foods Corp.,Class A (*)	1,607	89,253
The Simply Good Foods Co. (*)	1,542	58,241
Whole Earth Brands, Inc. (*)	8,840	54,808
		669,369

Gas Utilities | 0.3%
UGI Corp.	1,863	71,930

Health Care Equipment & Supplies | 4.4%
AngioDynamics, Inc. (*)	1,912	36,997
Apollo Endosurgery, Inc. (*)	5,701	20,809
Axogen, Inc. (*)	2,234	18,297
Bioventus, Inc.,Class A (*)	4,639	31,638
Cerus Corp. (*)	7,395	39,120
Co-Diagnostics, Inc. (*)	7,192	40,347
CONMED Corp.	425	40,698
Cutera, Inc. (*)	1,414	53,025
Envista Holdings Corp. (*)	1,341	51,682
Globus Medical, Inc., Class A (*)	594	33,347
iRadimed Corp.	2,798	94,964
LeMaitre Vascular, Inc.	1,026	46,734
Masimo Corp. (*)	388	50,700
Meridian Bioscience, Inc. (*)	2,422	73,677
NuVasive, Inc. (*)	1,032	50,733
Omnicell, Inc. (*)	285	32,419
OrthoPediatrics Corp. (*)	1,099	47,422
Sanara Medtech, Inc. (*)	748	15,603
Senseonics Holdings, Inc. (*)	55,194	56,850
Shockwave Medical, Inc. (*)	460	87,938
Tandem Diabetes Care, Inc. (*)	891	52,738
Utah Medical Products, Inc.	680	58,412
		1,034,150

The accompanying notes are an integral part of these financial statements.

132   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Health Care Providers & Services | 1.9%
agilon health, Inc. (*)	3,600	$78,588
Apollo Medical Holdings, Inc. (*)	1,797	69,346
Cross Country Healthcare, Inc. (*)	5,551	115,627
DocGo, Inc. (*)	7,079	50,544
Innovage Holding Corp. (*)	8,466	37,081
Invitae Corp. (*)	5,367	13,096
ModivCare, Inc. (*)	601	50,785
Select Medical Holdings Corp.	1,402	33,115
		448,182

Health Care Technology | 1.0%
Computer Programs and Systems, Inc. (*)	1,438	45,973
HealthStream, Inc. (*)	837	18,171
NextGen Healthcare, Inc. (*)	3,479	60,674
Phreesia, Inc. (*)	1,623	40,591
Schrodinger, Inc. (*)	2,507	66,210
Sharecare, Inc. (*)	11,488	18,151
		249,770

Hotels, Restaurants & Leisure | 1.4%
Century Casinos, Inc. (*)	4,850	34,920
Dave & Buster’s Entertainment, Inc. (*)	2,257	73,984
Despegar.com Corp. (*)	6,697	54,246
Everi Holdings, Inc. (*)	2,744	44,755
RCI Hospitality Holdings, Inc.	771	37,286
Ruth’s Hospitality Group, Inc.	2,447	39,788
The Wendy’s Co.	2,106	39,761
		324,740

Household Durables | 1.9%
Century Communities, Inc.	783	35,212
Ethan Allen Interiors, Inc.	1,821	36,802
KB Home	1,949	55,469
Landsea Homes Corp. (*)	9,824	65,428
Legacy Housing Corp. (*)	2,907	37,936

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   133

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

M/I Homes, Inc. (*)	1,541	$61,116
Meritage Homes Corp. (*)	762	55,245
The Lovesac Co. (*)	1,872	51,480
Tri Pointe Homes, Inc. (*)	3,399	57,341
		456,029

Household Products | 0.1%
Oil-Dri Corp. of America	425	13,026

Independent Power &Renewable Electricity Producers | 0.3%
TransAlta Corp.	5,398	61,537

Industrial Conglomerates | 0.1%
Brookfield Business Corp.,Class A	813	18,707

Insurance | 1.0%
Brookfield Asset Management Reinsurance Partners, Ltd.	1,256	55,993
Palomar Holdings, Inc. (*)	922	59,377
Stewart Information Services Corp.	1,359	67,610
The Hanover Insurance Group, Inc.	352	51,480
		234,460

Interactive Media & Services | 0.5%
Cargurus, Inc. (*)	2,294	49,298
QuinStreet, Inc. (*)	2,653	26,689
Yelp, Inc. (*)	1,934	53,707
		129,694

Internet & Direct Marketing Retail | 0.5%
Betterware de Mexico S.A.B. de C.V.	904	7,811
Liquidity Services, Inc. (*)	5,033	67,643
Stitch Fix, Inc.,Class A (*)	8,628	42,622
		118,076

The accompanying notes are an integral part of these financial statements.

134   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

IT Services | 3.8%
AvidXchange Holdings, Inc. (*)	3,133	$19,237
Concentrix Corp.	397	53,849
CSG Systems International, Inc.	1,523	90,893
DigitalOcean Holdings, Inc. (*)	1,026	42,435
EVERTEC, Inc.	1,481	54,619
Exlservice Holdings, Inc. (*)	552	81,326
Grid Dynamics Holdings, Inc. (*)	9,083	152,776
I3 Verticals, Inc.,Class A (*)	3,023	75,635
IBEX Holdings, Ltd. (*)	852	14,373
Information Services Group, Inc.	15,256	103,131
International Money Express, Inc. (*)	3,862	79,055
Pagseguro Digital, Ltd., Class A (*)	4,966	50,852
Perficient, Inc. (*)	425	38,968
TTEC Holdings, Inc.	740	50,239
		907,388

Leisure Products | 0.9%
Malibu Boats, Inc. ,Class A (*)	1,160	61,144
MasterCraft Boat Holdings, Inc. (*)	3,227	67,928
Smith & Wesson Brands, Inc.	819	10,753
Solo Brands, Inc.,Class A (*)	9,563	38,826
Vista Outdoor, Inc. (*)	1,000	27,900
		206,551

Life Sciences Tools & Services | 1.0%
10X Genomics, Inc.,Class A (*)	1,262	57,106
Harvard Bioscience, Inc. (*)	4,869	17,528
Medpace Holdings, Inc. (*)	745	111,504
Syneos Health, Inc. (*)	752	53,903
		240,041

Machinery | 2.6%
AGCO Corp.	552	54,482
Allison Transmission Holdings, Inc.	2,701	103,854
Gates Industrial Corp. PLC (*)	3,284	35,500

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   135

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Helios Technologies, Inc.	765	$50,681
Mueller Industries, Inc.	1,590	84,731
Pentair PLC	1,815	83,073
Proto Labs, Inc. (*)	1,366	65,349
REV Group, Inc.	4,499	48,904
Titan International, Inc. (*)	5,385	81,314
		607,888

Marine | 3.0%
Costamare, Inc.	4,256	51,497
Diana Shipping, Inc.	13,734	65,786
Eagle Bulk Shipping, Inc.	2,410	125,031
Genco Shipping & Trading, Ltd.	5,840	112,829
Grindrod Shipping Holdings, Ltd.	6,229	106,827
Matson, Inc.	1,043	76,014
Safe Bulkers, Inc.	13,534	51,700
Star Bulk Carriers Corp.	3,709	92,688
ZIM Integrated Shipping Services, Ltd.	449	21,206
		703,578

Media | 1.3%
Boston Omaha Corp.,Class A (*)	4,304	88,878
Entravision Communications Corp., Class A	20,223	92,217
iHeartMedia, Inc.,Class A (*)	4,930	38,898
Perion Network, Ltd. (*)	1,402	25,488
Scholastic Corp.	1,530	55,034
		300,515

Oil, Gas & Consumable Fuels | 2.0%
Brigham Minerals, Inc.,Class A	2,471	60,861
Crescent Point Energy Corp.	8,093	57,622
DTE Midstream LLC (*)	1,177	57,696
Enerplus Corp.	5,665	74,948
Flex LNG, Ltd. (*)	1,341	36,730
Magnolia Oil &Gas Corp., Class A	2,896	60,787
Sabine Royalty Trust	582	35,432

The accompanying notes are an integral part of these financial statements.

136   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

San Juan Basin Royalty Trust	9,569	$83,059
World Fuel Services Corp.	886	18,128
		485,263

Paper & Forest Products | 0.9%
Louisiana-Pacific Corp.	1,571	82,336
Resolute Forest Products, Inc. (*)	10,077	128,583
		210,919

Personal Products | 0.4%
BellRing Brands, Inc. (*)	680	16,925
Herbalife Nutrition, Ltd. (*)	494	10,102
Medifast, Inc.	266	48,016
Nature’s Sunshine Products, Inc. (*)	1,811	19,324
		94,367

Pharmaceuticals | 1.5%
Amphastar Pharmaceuticals, Inc. (*)	1,518	52,811
Arvinas, Inc. (*)	1,518	63,893
Atea Pharmaceuticals, Inc. (*)	4,851	34,442
Phibro Animal Health Corp., Class A	3,376	64,583
SIGA Technologies, Inc.	7,818	90,532
Supernus Pharmaceuticals, Inc. (*)	1,748	50,552
		356,813

Professional Services | 3.2%
CRA International, Inc.	1,473	131,568
Franklin Covey Co. (*)	1,948	89,959
Heidrick & Struggles International, Inc.	2,786	90,155
HireQuest, Inc.	1,675	23,601
Kelly Services, Inc.,Class A	3,454	68,493
Korn Ferry	1,460	84,709
ManpowerGroup, Inc.	497	37,976
Resources Connection, Inc.	5,787	117,881
Science Applications International Corp.	522	48,598
TriNet Group, Inc. (*)	831	64,502
		757,442

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   137

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Real Estate Management & Development | 0.8%
Forestar Group, Inc. (*)	1,712	$23,437
Jones Lang LaSalle, Inc. (*)	145	25,355
Newmark Group, Inc., Class A	4,566	44,153
The RMR Group, Inc.,Class A	1,463	41,476
Zillow Group, Inc. Class A (*)	1,469	46,729
		181,150

Road & Rail | 0.9%
AMERCO	121	57,866
ArcBest Corp.	788	55,451
Knight-Swift Transportation Holdings, Inc.	1,020	47,216
Ryder System, Inc.	771	54,787
		215,320

Semiconductors & Semiconductor Equipment | 2.5%
Alpha & Omega Semiconductor, Ltd. (*)	1,457	48,577
Axcelis Technologies, Inc. (*)	2,354	129,093
Diodes, Inc. (*)	582	37,580
Kulicke & Soffa Industries, Inc.	673	28,811
Lattice Semiconductor Corp. (*)	910	44,135
Nova, Ltd. (*)	576	50,993
Onto Innovation, Inc. (*)	607	42,332
PDF Solutions, Inc. (*)	2,483	53,409
Semtech Corp. (*)	1,095	60,192
Tower Semiconductor, Ltd. (*)	631	29,140
Ultra Clean Holdings, Inc. (*)	2,671	79,516
		603,778

Software | 7.2%
Absolute Software Corp.	3,272	28,303
Alarm.com Holdings, Inc. (*)	491	30,373
American Software, Inc.,Class A	4,381	70,797
Arteris, Inc. (*)	5,359	37,352
Blackbaud, Inc. (*)	698	40,533
Blackline, Inc. (*)	418	27,839

The accompanying notes are an integral part of these financial statements.

138   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Cerence, Inc. (*)	704	$17,762
ChannelAdvisor Corp. (*)	2,753	40,139
Cognyte Software, Ltd. (*)	8,950	38,037
Coupa Software, Inc. (*)	406	23,183
Digital Turbine, Inc. (*)	813	14,203
Docebo, Inc. (*)	1,014	29,071
Dolby Laboratories, Inc., Class A	854	61,112
Domo, Inc.,Class B (*)	534	14,845
Elastic NV (*)	759	51,362
EngageSmart, Inc. (*)	2,932	47,147
Everbridge, Inc. (*)	856	23,874
EverCommerce, Inc. (*)	5,398	48,798
Gitlab, Inc.,Class A (*)	916	48,676
InterDigital, Inc.	763	46,390
Jamf Holding Corp. (*)	1,791	44,363
JFrog, Ltd. (*)	1,347	28,381
KnowBe4, Inc., Class A (*)	3,072	47,985
Magic Software Enterprises, Ltd.	1,872	33,265
nCino, Inc. (*)	1,129	34,909
PagerDuty, Inc. (*)	1,584	39,252
Progress Software Corp.	1,881	85,209
Q2 Holdings, Inc. (*)	655	25,263
Qualys, Inc. (*)	394	49,699
Rapid7, Inc. (*)	953	63,660
SEMrush Holdings, Inc.,Class A (*)	2,835	36,657
Smartsheet, Inc.,Class A (*)	777	24,421
Sprinklr, Inc. Class A (*)	4,866	49,195
Sprout Social, Inc.,Class A (*)	771	44,772
SPS Commerce, Inc. (*)	757	85,579
Tenable Holdings, Inc. (*)	1,748	79,377
The Descartes Systems Group, Inc. (*)	1,072	66,528
UserTesting, Inc. (*)	10,541	52,916
Verint Systems, Inc. (*)	1,260	53,361
Veritone, Inc. (*)	2,088	13,635
		1,698,223

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   139

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Specialty Retail | 2.7%
Arhaus, Inc. (*)	4,985	$22,432
AutoNation, Inc. (*)	552	61,692
Boot Barn Holdings, Inc. (*)	485	33,421
Five Below, Inc. (*)	436	49,455
Floor & Decor Holdings, Inc., Class A (*)	649	40,861
GameStop Corp.,Class A (*)	440	53,812
Group 1 Automotive, Inc.	297	50,431
MarineMax, Inc. (*)	1,632	58,948
Murphy USA, Inc.	352	81,970
RH (*)	133	28,231
Signet Jewelers, Ltd.	795	42,501
Sleep Number Corp. (*)	935	28,938
The Cato Corp.,Class A	5,082	59,002
Zumiez, Inc. (*)	1,111	28,886
		640,580

Technology Hardware, Storage & Peripherals | 0.5%
Super Micro Computer, Inc. (*)	2,288	92,321
Xerox Holdings Corp.	2,641	39,219
		131,540

Textiles, Apparel & Luxury Goods | 2.0%
Canada Goose Holdings, Inc. (*)	2,817	50,734
Crocs, Inc. (*)	806	39,228
Deckers Outdoor Corp. (*)	175	44,686
G-III Apparel Group, Ltd. (*)	2,222	44,951
Movado Group, Inc.	2,933	90,718
Oxford Industries, Inc.	1,061	94,153
Steven Madden, Ltd.	1,420	45,738
Tapestry, Inc.	1,870	57,073
		467,281

The accompanying notes are an integral part of these financial statements.

140   Semi-Annual Report

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (continued)

Thrifts & Mortgage Finance | 1.2%
Bridgewater Bancshares, Inc. (*)	3,223	$52,019
Essent Group Ltd	1,815	70,603
Greene County Bancorp, Inc.	552	25,000
Guild Holdings Co.,Class A	1,311	13,359
Luther Burbank Corp.	2,392	31,216
Mr Cooper Group, Inc. (*)	1,165	42,802
TrustCo Bank Corp. NY	1,402	43,238
		278,237

Tobacco | 0.2%
Vector Group, Ltd.	3,691	38,756

Trading Companies & Distributors | 3.7%
BlueLinx Holdings, Inc. (*)	886	59,194
Boise Cascade Co.	1,266	75,314
Core & Main, Inc.,Class A (*)	2,515	56,085
GMS, Inc. (*)	1,692	75,294
Hudson Technologies, Inc. (*)	4,651	34,929
MRC Global, Inc. (*)	7,098	70,696
MSC Industrial Direct Co., Inc. Class A	771	57,910
NOW, Inc. (*)	6,333	61,937
SiteOne Landscape Supply, Inc. (*)	709	84,279
Titan Machinery, Inc. (*)	2,857	64,025
Triton International, Ltd.	1,414	74,447
Univar Solutions, Inc. (*)	2,944	73,217
Veritiv Corp. (*)	739	80,218
		867,545

Transportation Infrastructure | 0.1%
Corp. America Airports SA (*)	3,740	20,869

Total Common Stocks (Cost $25,351,450)		23,359,394

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   141

Description	Shares	Fair Value

Lazard US Systematic Small Cap Equity Portfolio (concluded)

Mortgage Real Estate Investment Trusts | 0.2%
New Residential Investment Corp. (Cost $54,493)	4,869	$45,379

Rights | 0.0%

Biotechnology | 0.0%
Adamas Pharmaceuticals, Inc. CVR
Expires 2024 (¢)	1,139	0
Expires 2025 (¢)	1,139	0

Total Rights (Cost $137)		0

Short-Term Investments | 1.5%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $346,027)	346,027	346,027

Total Investments | 100.5% (Cost $25,752,107)		$23,750,800

Liabilities in Excess of Cash and Other Assets | (0.5)%		(110,298)

Net Assets | 100.0%		$23,640,502

The accompanying notes are an integral part of these financial statements.

142   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments

June 30, 2022 (unaudited)

(*)	Non-income producing security.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 9 in the Notes to Financial Statements.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2022, these securities amounted to 1.7% of net assets of Lazard Emerging Markets Equity Advantage Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Rights
GDR	—	Global Depositary Receipt
NVDR	—	Non-Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
REIT	—	Real Estate Investment Trust

Currency Abbreviations:
AUD	—	Australian Dollar	GBP	—	British Pound Sterling
CAD	—	Canadian Dollar	HKD	—	Hong-Kong Dollar
CHF	—	Swiss Franc	USD	—	United States Dollar
EUR	—	Euro

Counterparty Abbreviations:
BNP	—	BNP Paribas SA	MEL	—	The Bank of New York Mellon Corp.
CAN CIT	— —	Canadian Imperial Bank of Commerce Citibank NA	MSC RBC	— —	Morgan Stanley & Co. Royal Bank of Canada
HSB	—	HSBC Bank USA NA	SCB	—	Standard Chartered Bank
			SSB	—	State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   143

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country:

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	—%	—%	—%	—%
Air Freight & Logistics	2.5	—	—	—
Airlines	—	—	0.3	—
Auto Components	1.0	—	0.3	2.0
Automobiles	1.6	0.9	4.0	3.9
Banks	16.2	14.8	16.5	20.1
Beverages	3.6	2.3	1.9	—
Biotechnology	—	0.8	0.2	—
Building Products	—	—	—	—
Capital Markets	—	1.1	1.3	—
Chemicals	1.6	2.7	3.7	1.2
Commercial Services & Suppliers	—	—	—	—
Communications Equipment	0.8	0.6	—	—
Construction & Engineering	—	1.2	1.3	—
Construction Materials	—	1.1	0.2	2.3
Consumer Finance	1.1	—	0.2	—
Containers & Packaging	—	—	—	—
Diversified Consumer Services	—	—	—	—
Diversified Financial Services	—	—	1.0	—
Diversified Telecommunication Services	—	1.3	2.3	3.3
Electric Utilities	—	1.1	1.0	—
Electrical Equipment	3.6	—	0.7	—
Electronic Equipment, Instruments & Components	4.5	0.9	3.3	2.3
Energy Equipment & Services	—	1.5	—	—
Entertainment	—	2.8	1.5	—
Food & Staples Retailing	—	—	1.1	—
Food Products	—	0.8	1.9	1.5
Gas Utilities	—	—	0.8	0.9
Health Care Equipment & Supplies	—	—	0.2	—
Health Care Providers & Services	—	—	0.6	3.3
Hotels, Restaurants & Leisure	2.0	1.0	0.3	1.1
Household Durables	2.0	1.7	0.9	2.7
Household Products	—	—	0.6	0.9
Independent Power & Renewable Electricity Producers	—	—	1.2	0.9
Industrial Conglomerates	—	0.8	0.2	1.0
Insurance	1.7	4.1	2.0	5.5
Interactive Media & Services	9.6	5.9	5.5	—

The accompanying notes are an integral part of these financial statements.

144   Semi-Annual Report

Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

—%	—%	1.2%	—%	0.6%
—	—	—	—	—
—	—	—	—	0.3
1.0	—	—	—	0.9
0.9	—	—	—	0.6
20.4	—	3.8	—	3.2
1.1	2.0	7.0	—	5.0
—	—	—	—	2.3
—	—	0.6	—	—
1.1	—	6.1	—	6.3
1.0	—	—	—	2.6
—	4.0	—	—	—
—	4.7	2.1	—	—
—	6.7	—	12.2	—
1.0	—	—	—	—
0.8	—	—	—	—
—	—	0.8	—	—
—	3.1	—	—	—
—	—	—	—	—

1.2	—	—	—	—
—	—	—	12.9	1.6
—	—	3.1	—	3.1

2.5	—	2.4	—	1.7
—	—	—	—	1.8
1.9	—	1.7	—	2.4
1.1	—	—	—	—
—	—	—	—	—
1.5	—	—	9.0	—
—	6.6	2.4	—	4.9
2.2	16.2	—	—	3.5
4.7	7.8	1.9	—	—
2.8	—	0.6	—	—
0.8	—	1.8	—	—

—	—	—	—	—
—	—	—	—	—
2.8	—	3.4	—	4.5
3.7	—	5.0	—	5.8

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   145

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio

Internet & Direct Marketing Retail	6.3%	7.5%	7.3%	—%
IT Services	1.3	2.8	3.3	—
Leisure Products	—	—	—	—
Life Sciences Tools & Services	—	0.8	0.6	—
Machinery	2.7	2.6	0.8	1.6
Marine	—	—	1.3	—
Media	—	—	0.4	—
Metals & Mining	1.0	3.3	3.4	3.9
Multiline Retail	—	0.6	—	—
Multi-Utilities	—	—	—	—
Oil, Gas & Consumable Fuels	2.2	7.1	5.2	8.2
Paper & Forest Products	0.8	1.4	0.1	0.6
Personal Products	—	0.8	—	3.3
Pharmaceuticals	1.2	—	2.0	0.9
Professional Services	—	—	—	—
Real Estate Management & Development	—	—	1.4	3.0
Road & Rail	2.3	0.7	—	—
Semiconductors & Semiconductor Equipment	13.0	11.6	9.1	10.0
Software	—	—	—	—
Specialty Retail	7.6	1.4	1.0	0.7
Technology Hardware, Storage & Peripherals	6.0	4.9	4.6	7.6
Textiles, Apparel & Luxury Goods	1.2	2.1	0.7	—
Tobacco	—	—	0.5	0.9
Trading Companies & Distributors	—	—	—	—
Transportation Infrastructure	0.9	3.5	0.3	1.8
Water Utilities	—	—	—	—
Wireless Telecommunication Services	—	0.7	1.2	1.9
Subtotal	98.3	99.2	98.2	97.3
Short-Term Investments	1.4	0.5	1.4	1.9
Total Investments	99.7%	99.7%	99.6%	99.2%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

146   Semi-Annual Report

Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio

4.5%	—%	3.8%	—%	—%
3.8	13.5	4.6	—	4.7
—	—	1.6	—	—
—	—	5.9	—	5.7
2.3	—	1.0	—	—
—	—	—	—	—
—	10.1	1.0	3.8	1.0
5.4	—	—	—	1.2
—	—	3.9	—	2.4
—	—	—	17.8	—
5.0	—	—	—	—
—	—	—	—	—
1.7	—	1.9	—	1.0
1.1	—	5.1	—	6.3
—	4.0	7.2	—	4.0

1.3	—	—	—	—
—	2.0	1.2	15.8	1.0

9.5	4.7	4.6	—	6.6
—	—	5.2	—	10.2
—	3.9	2.4	—	—

4.4	—	—	—	—
1.4	5.9	3.7	—	—
1.6	—	—	—	—
—	—	1.5	—	1.7
—	—	—	11.6	—
—	—	—	9.3	—

2.4	—	—	—	—
96.9	95.2	98.5	92.4	96.9
2.4	3.0	1.4	7.8	3.3
99.3%	98.2%	99.9%	100.2%	100.2%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   147

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio

Common & Preferred Stocks
Aerospace & Defense	1.0%	5.4%	3.7%	—%
Air Freight & Logistics	1.7	—	—	—
Airlines	—	1.3	1.1	—
Auto Components	—	1.3	1.2	—
Automobiles	3.6	1.2	0.9	—
Banks	8.1	5.5	9.6	7.4
Beverages	—	6.2	2.5	5.8
Biotechnology	0.3	—	—	2.9
Building Products	2.7	1.3	1.4	2.4
Capital Markets	2.9	3.2	—	5.2
Chemicals	2.0	5.1	5.6	—
Commercial Services & Suppliers	0.9	—	—	—
Communications Equipment	1.2	—	—	—
Construction & Engineering	0.5	—	—	—
Construction Materials	—	—	—	—
Consumer Finance	—	—	—	—
Containers & Packaging	—	—	—	—
Distributors	—	—	—	—
Diversified Consumer Services	—	—	—	—
Diversified Financial Services	0.7	—	—	—
Diversified Telecommunication Services	0.2	1.2	1.9	—
Electric Utilities	3.1	1.4	—	—
Electrical Equipment	1.5	2.5	4.4	1.9
Electronic Equipment, Instruments & Components	0.1	—	—	2.2
Energy Equipment & Services	—	—	—	—
Entertainment	1.1	2.4	1.2	3.4
Equity Real Estate Investment Trusts (REITs)	1.4	—	—	—
Food & Staples Retailing	1.7	1.7	—	2.4
Food Products	1.7	—	—	—
Gas Utilities	—	1.3	1.7	—
Health Care Equipment & Supplies	0.9	3.8	1.8	5.0
Health Care Providers & Services	—	—	—	—
Health Care Technology	0.1	—	—	—
Hotels, Restaurants & Leisure	1.9	1.4	1.8	—
Household Durables	1.3	—	—	—
Household Products	—	—	—	0.5

The accompanying notes are an integral part of these financial statements.

148   Semi-Annual Report

Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio

1.5%	6.7%	1.9%	—%	—%
0.9	—	—	—	—
1.1	1.5	—	—	—
1.0	1.5	—	—	0.9
—	1.5	—	—	—
4.8	7.5	2.4	—	5.7
2.6	9.1	1.4	—	—
—	1.7	2.4	—	—
1.9	1.7	—	2.1	—
5.7	1.9	1.8	4.8	3.8
4.1	3.9	1.1	—	—
3.5	—	2.7	4.7	3.0
—	—	0.7	—	2.5
1.7	—	—	—	—
—	—	—	2.7	—
—	—	0.2	—	4.2
—	—	0.2	—	—
—	—	—	5.2	—
—	—	0.8	—	—
1.2	—	0.3	—	—

0.8	—	5.1	—	—
—	1.3	4.8	—	—
—	5.0	0.2	—	—

1.0	1.2	0.6	—	—
0.7	—	—	—	—
0.9	2.0	0.8	1.0	—

2.3	—	4.3	7.4	1.9
1.5	1.1	6.1	7.3	3.5
1.8	—	5.5	—	—
3.1	—	3.0	—	—
3.4	4.2	1.0	6.7	4.9
1.5	—	3.5	—	1.8
—	—	0.3	1.5	—
1.1	2.0	2.3	2.7	4.1
1.9	—	0.3	—	—
0.9	—	4.5	—	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   149

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (continued):

Industry†	Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio

Independent Power & Renewable Electricity Producers	0.7%	1.0%	1.6%	—%
Industrial Conglomerates	1.6	0.9	—	—
Insurance	5.3	4.4	6.6	9.7
Interactive Media & Services	—	0.9	2.8	4.7
Internet & Direct Marketing Retail	0.1	1.6	1.9	2.3
IT Services	2.5	1.7	2.4	—
Leisure Products	1.0	4.6	2.6	2.9
Life Sciences Tools & Services	0.4	2.0	1.2	—
Machinery	0.3	1.8	1.2	0.6
Marine	1.7	—	—	—
Media	0.3	—	—	—
Metals & Mining	4.2	1.5	1.0	—
Multiline Retail	—	—	—	3.0
Multi-Utilities	—	2.4	2.0	—
Oil, Gas & Consumable Fuels	4.7	7.6	8.4	—
Personal Products	3.1	1.6	1.4	2.8
Pharmaceuticals	12.6	7.2	6.9	1.7
Professional Services	1.9	4.3	6.4	9.4
Real Estate Management & Development	1.2	2.2	1.8	—
Road & Rail	—	—	—	—
Semiconductors & Semiconductor Equipment	3.2	3.3	5.2	7.4
Software	1.6	—	—	4.5
Specialty Retail	2.0	1.2	0.8	2.7
Technology Hardware, Storage & Peripherals	0.7	—	—	—
Textiles, Apparel & Luxury Goods	1.3	1.4	0.9	3.3
Thrifts & Mortgage Finance	—	—	—	—
Tobacco	2.8	—	—	—
Trading Companies & Distributors	2.2	1.1	1.5	3.1
Water Utilities	—	—	—	—
Wireless Telecommunication Services	2.7	—	—	—
Subtotal	98.7	98.9	95.4	97.2
Short-Term Investments	0.3	1.8	4.2	2.5
Total Investments	99.0%	100.7%	99.6%	99.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

150   Semi-Annual Report

Lazard International Small Cap Equity Portfolio	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio	Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio

—%	1.5%	0.6%	—%	—%
—	—	0.5	—	3.5
2.4	6.5	4.6	—	4.0
1.0	—	1.0	9.2	6.6
—	—	—	—	4.5
3.2	2.3	3.3	14.2	5.1
1.9	3.3	0.3	—	—
—	1.1	0.5	1.5	6.8
4.3	1.0	0.4	4.7	—
—	—	0.4	—	—
—	1.0	2.2	—	—
1.5	1.8	0.7	—	—
—	—	—	4.7	2.6
—	2.3	2.5	—	—
2.4	2.4	1.1	—	—
—	—	1.4	—	—
2.1	5.0	8.6	—	5.4
4.3	5.8	1.4	2.3	—

7.9	2.7	1.4	—	—
—	1.4	0.9	—	3.9

1.9	3.8	1.8	11.9	5.0
4.0	—	1.8	1.8	9.1
4.4	1.4	1.0	3.2	3.1

1.0	—	0.6	—	—
0.9	—	0.2	—	1.8
—	1.1	—	—	—
—	—	1.0	—	—
1.8	—	0.2	—	—
0.9	—	—	—	—

—	—	1.4	—	—
96.8	98.2	98.0	99.6	97.7
2.2	1.1	1.6	1.2	2.3
99.0%	99.3%	99.6%	100.8%	100.0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   151

Portfolio holdings by industry (as a percentage of net assets), for those Portfolios previously presented by country (concluded):

Industry†	Lazard US Small- Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

Common & Preferred Stocks
Aerospace & Defense	2.5%	—%	0.9%
Air Freight & Logistics	—	—	0.7
Airlines	1.0	—	—
Auto Components	—	0.9	0.6
Automobiles	—	—	0.4
Banks	9.4	6.8	3.1
Beverages	—	—	1.0
Biotechnology	1.8	0.8	8.5
Building Products	4.5	0.5	2.8
Capital Markets	1.3	4.2	1.3
Chemicals	2.5	1.8	3.4
Commercial Services & Suppliers	—	3.2	2.7
Communications Equipment	2.3	1.8	1.2
Construction & Engineering	—	—	0.9
Construction Materials	0.9	—	0.6
Consumer Finance	—	—	0.2
Containers & Packaging	2.9	3.0	0.6
Distributors	—	—	0.6
Diversified Consumer Services	—	—	0.7
Diversified Telecommunication Services	—	—	0.6
Electric Utilities	—	—	0.3
Electrical Equipment	4.0	2.0	1.5
Electronic Equipment, Instruments & Components	1.9	0.7	1.3
Energy Equipment & Services	2.1	—	0.1
Entertainment	1.7	1.2	0.8
Equity Real Estate Investment Trusts (REITs)	6.3	2.5	4.0
Food & Staples Retailing	1.0	2.1	1.4
Food Products	2.3	—	2.8
Gas Utilities	2.1	—	0.3
Health Care Equipment & Supplies	1.9	4.9	4.4
Health Care Providers & Services	1.4	6.4	1.9
Health Care Technology	1.1	—	1.0
Hotels, Restaurants & Leisure	1.9	1.0	1.4
Household Durables	2.2	—	1.9
Household Products	—	2.7	0.1
Independent Power & Renewable Electricity Producers	—	—	0.3
Industrial Conglomerates	—	—	0.1
Insurance	3.8	—	1.0

The accompanying notes are an integral part of these financial statements.

152   Semi-Annual Report

Industry†	Lazard US Small- Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

Interactive Media & Services	2.1%	—%	0.5%
Internet & Direct Marketing Retail	—	—	0.5
IT Services	2.4	6.7	3.8
Leisure Products	2.5	—	0.9
Life Sciences Tools & Services	4.5	8.4	1.0
Machinery	4.4	3.2	2.6
Marine	—	—	3.0
Media	—	—	1.3
Mortgage Real Estate Investment Trusts (REITs)	—	—	0.2
Oil, Gas & Consumable Fuels	3.1	—	2.0
Paper & Forest Products	1.0	—	0.9
Personal Products	—	1.0	0.4
Pharmaceuticals	1.8	5.3	1.5
Professional Services	2.7	—	3.2
Real Estate Management & Development	—	—	0.8
Road & Rail	—	2.3	0.9
Semiconductors & Semiconductor Equipment	2.0	4.4	2.5
Software	5.5	13.6	7.2
Specialty Retail	2.5	2.8	2.7
Technology Hardware, Storage & Peripherals	—	—	0.5
Textiles, Apparel & Luxury Goods	1.1	1.3	2.0
Thrifts & Mortgage Finance	—	—	1.2
Tobacco	—	—	0.2
Trading Companies & Distributors	—	—	3.7
Transportation Infrastructure	—	—	0.1
Subtotal	98.4	95.5	99.0
Short-Term Investments	—	5.1	1.5
Total Investments	98.4%	100.6%	100.5%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   153

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2022	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
ASSETS
Investments in securities, at fair value	$116,153,312	$111,089,548
Foreign currency, at fair value	41,665	91,423
Receivables for:
Dividends	520,757	511,749
Capital stock sold	291,918	63,251
Investments sold	207,607	—
Other assets	3,972	2,709
Total assets	117,219,231	111,758,680

LIABILITIES
Foreign currency due to custodian	—	55,027
Payables for:
Management fees	93,012	95,204
Foreign capital gains taxes	153,488	105,829
Accrued custodian fees	30,475	32,898
Accrued administration fees	20,428	22,211
Accrued distribution fees	1,147	286
Accrued professional services	24,515	22,632
Accrued directors’ fees	935	565
Capital stock redeemed	63,744	10,208
Investments purchased	333,144	98
Other accrued expenses and payables	3,217	764
Total liabilities	724,105	345,722
Net assets	$116,495,126	$111,412,958

NET ASSETS
Paid in capital	$222,053,536	$123,197,141
Distributable earnings (Accumulated loss)	(105,558,410)	(11,784,183)
Net assets	$116,495,126	$111,412,958

Institutional Shares
Net assets	$109,901,411	$109,571,506
Shares of capital stock outstanding*	8,784,924	12,093,800
Net asset value, offering and redemption price per share	$12.51	$9.06

Open Shares
Net assets	$6,593,715	$1,504,843
Shares of capital stock outstanding*	530,842	166,677
Net asset value, offering and redemption price per share	$12.42	$9.03

R6 Shares
Net assets	—	$336,609
Shares of capital stock outstanding*	—	37,107
Net asset value, offering and redemption price per share	—	$9.07
Cost of investments in securities	$110,194,506	$103,929,596
Cost of foreign currency	$41,717	$91,405

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

154    Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio

$53,320,878	$2,809,061,139	$48,778,674	$144,329,513	$95,286,142
39,257	3,419,337	43,038	24	29,162

337,246	33,816,695	416,812	133,259	167,338
200	3,122,889	21,709	42,785,001	30,393
—	—	—	7,202	—
17,352	—	17,545	—	—
53,714,933	2,849,420,060	49,277,778	187,254,999	95,513,035

2	—	—	—	—

22,198	2,460,841	29,951	37,269	51,456
—	905,494	16,501	—	—
26,321	598,666	14,853	2,606	10,987
15,573	246,726	14,541	17,588	18,358
80	77,940	668	31	253
35,311	52,307	64,030	24,718	25,977
—	7,493	244	—	—
611	13,120,608	24,692	—	33,535
99,327	563,702	14	40,131,122	27
934	118,007	1,553	2,607	679
200,357	18,151,784	167,047	40,215,941	141,272
$53,514,576	$2,831,268,276	$49,110,731	$147,039,058	$95,371,763

$65,717,119	$3,853,270,223	$103,128,068	$135,000,914	$77,830,676
(12,202,543)	(1,022,001,947)	(54,017,337)	12,038,144	17,541,087
$53,514,576	$2,831,268,276	$49,110,731	$147,039,058	$95,371,763

$53,324,747	$2,527,611,022	$46,498,753	$146,861,873	$94,143,799
5,023,529	164,233,260	4,394,676	14,679,929	6,302,544

$10.61	$15.39	$10.58	$10.00	$14.94

$189,829	$296,249,421	$2,611,978	$177,185	$1,227,964
17,902	18,678,121	246,242	17,736	82,276

$10.60	$15.86	$10.61	$9.99	$14.92

—	$7,407,833	—	—	—
—	481,060	—	—	—

—	$15.40	—	—	—
$61,155,302	$2,869,520,472	$54,011,939	$149,267,734	$78,879,741
$39,260	$3,419,750	$43,051	$24	$28,988

Semi-Annual Report    155

June 30, 2022	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio
ASSETS
Investments in securities, at fair value	$7,713,540,820	$12,447,001
Non-controlled affiliated issuers, at fair value (Note 5)	766,880,731	—
Foreign currency, at fair value	5,697,429	35
Receivables for:
Dividends	39,109,041	17,326
Tax reclaims	—	—
Capital stock sold	58,823,765	—
Amount due from Investment Manager (Note 3)	—	5,566
Investments sold	2,432,187	—
Gross unrealized appreciation on forward currency contracts	42,562,258	—
Other assets	—	4,730
Total assets	8,629,046,231	12,474,658
LIABILITIES
Foreign currency due to custodian	—	4
Payables for:
Management fees	6,208,316	—
Accrued distribution fees	74,844	33
Accrued directors’ fees	—	—
Accrued custodian fees	222,158	5,295
Accrued professional services	102,222	25,421
Accrued administration fees	477,253	11,859
Accrued registration fees	—	6,722
Capital stock redeemed	2,334,555	880
Investments purchased	155,020,142	—
Gross unrealized depreciation on forward currency contracts	4,374,932	—
Other accrued expenses and payables	17,064	781
Total liabilities	168,831,486	50,995
Net assets	$8,460,214,745	$12,423,663
NET ASSETS
Paid in capital	$7,633,446,167	$13,972,413
Distributable earnings (Accumulated loss)	826,768,578	(1,548,750)
Net assets	$8,460,214,745	$12,423,663
Institutional Shares
Net assets	$8,104,349,992	$12,261,145
Shares of capital stock outstanding*	503,839,190	1,173,865
Net asset value, offering and redemption price per share	$16.09	$10.45
Open Shares
Net assets	$355,864,753	$162,518
Shares of capital stock outstanding*	22,111,775	15,713
Net asset value, offering and redemption price per share	$16.09	$10.34
R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—
Cost of investments in securities	$7,180,126,887	$13,669,653
Cost of non-controlled affiliated issuers	$1,023,694,562	$—
Cost of foreign currency	$5,693,474	$36

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

156    Semi-Annual Report

Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

$2,395,118	$1,221,117,008	$65,039,329	$113,955,329	$17,902,228
—	—	—	—	—
868	2,176,115	393,225	11,121	8,511

11,766	8,609,951	287,979	194,715	159,647
—	993,674	—	—	—
—	1,654,595	242,608	91,367	1,502
12,849	—	—	—	—
26,273	596,143	510,657	—	86,958

—	—	—	—	—
18,463	—	—	87,673	5,059
2,465,337	1,235,147,486	66,473,798	114,340,205	18,163,905

1	—	—	—	—

—	788,938	34,146	53,138	2,741
23	14,388	598	55	2,243
—	16,824	—	—	190
7,930	175,978	21,502	—	12,021
27,285	56,555	22,298	23,650	24,482
10,803	135,055	16,068	17,917	12,170
—	—	—	—	1,091
—	1,931,477	49,609	—	3
40	18,455,865	995,723	11	19,682

—	—	—	—	—
1,133	383,050	10,049	126	1,192
47,215	21,958,130	1,149,993	94,897	75,815
$2,418,122	$1,213,189,356	$65,323,805	$114,245,308	$18,088,090

$2,612,011	$1,121,366,151	$66,176,425	$135,557,958	$20,497,425
(193,889)	91,823,205	(852,620)	(21,312,650)	(2,409,335)
$2,418,122	$1,213,189,356	$65,323,805	$114,245,308	$18,088,090

$2,307,796	$1,089,392,839	$62,192,959	$113,980,045	$7,616,310
252,321	73,336,052	6,514,030	8,822,560	963,671

$9.15	$14.85	$9.55	$12.92	$7.90

$110,326	$58,568,365	$3,130,846	$265,263	$10,471,780
12,075	3,891,841	326,666	20,682	1,322,073

$9.14	$15.05	$9.58	$12.83	$7.92

—	$65,228,152	—	—	—
—	4,397,927	—	—	—

—	$14.83	—	—	—

$2,627,880	$1,192,980,197	$65,968,892	$136,674,781	$20,728,197
$—	$—	$—	$—	$—
$864	$2,174,716	$393,034	$11,046	$8,516

Semi-Annual Report    157

June 30, 2022	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio
ASSETS
Investments in securities, at fair value	$4,879,099,667	$28,635,415
Cash	—	—
Foreign currency, at fair value	6,053,883	5,790
Receivables for:
Capital stock sold	18,656,417	48,169
Dividends	16,498,500	81,492
Investments sold	1,559,840	—
Amount due from Investment Manager (Note 3)	—	—
Deferred offering costs (Note 2(f))	—	—
Other assets	—	17,211
Total assets	4,921,868,307	28,788,077
LIABILITIES
Payables for:
Management fees	3,137,609	176
Foreign capital gains taxes	583,451	—
Accrued administration fees	376,663	12,807
Accrued custodian fees	265,054	3,619
Accrued distribution fees	77,867	21
Accrued professional services	27,659	25,137
Accrued directors’ fees	—	—
Offering costs (Note 2(f))	—	—
Capital stock redeemed	2,582,283	—
Investments purchased	6,676	5
Other accrued expenses and payables	47,770	1,021
Total liabilities	7,105,032	42,786
Net assets	$4,914,763,275	$28,745,291
NET ASSETS
Paid in capital	$4,758,407,547	$28,552,879
Distributable earnings (Accumulated loss)	156,355,728	192,412
Net assets	$4,914,763,275	$28,745,291
Institutional Shares
Net assets	$4,495,721,906	$28,666,976
Shares of capital stock outstanding*	339,501,193	2,422,439
Net asset value, offering and redemption price per share	$13.24	$11.83
Open Shares
Net assets	$320,866,799	$78,315
Shares of capital stock outstanding*	24,021,905	6,631
Net asset value, offering and redemption price per share	$13.36	$11.81
R6 Shares
Net assets	$98,174,570	—
Shares of capital stock outstanding*	7,406,905	—
Net asset value, offering and redemption price per share	$13.25	—
Cost of investments in securities	$4,588,377,234	$28,868,117
Cost of foreign currency	$6,060,069	$5,758

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares values are rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

158    Semi-Annual Report

Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio		Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

$1,434,519,339	$74,376,578	$68,911,113		$12,271,857	$23,750,800
—	—	1,304,136		—	43
—	—	—		—	7

1,025,904	8	703		—	—
1,455,003	64,147	60,636		7,705	13,823
11,146,006	—	—		—	316,109
—	—	—		6,991	5,063
—	—	—		—	44,964
33,079	4,710	3,316		15,515	—
1,448,179,331	74,445,443	70,279,904		12,302,068	24,130,809

847,337	25,198	46,033		—	—
—	—	—		—	—
142,967	18,411	17,237		14,271	14,019
35,931	7,483	12,911		4,640	3,364
6,191	257	1,805		92	22
38,358	24,675	26,010		15,682	41,221
—	—	46		—	—
—	—	—		—	133,431
2,338,788	1	128,637		—	—
21,776,614	—	—		64,636	298,147
27,997	1,621	1,851		721	103
25,214,183	77,646	234,530		100,042	490,307
$1,422,965,148	$74,367,797	$70,045,374		$12,202,026	$23,640,502

$1,042,815,837	$60,515,037	$64,110,796		$10,653,569	$25,860,851
380,149,311	13,852,760	5,934,578		1,548,457	(2,220,349)
$1,422,965,148	$74,367,797	$70,045,374		$12,202,026	$23,640,502

$1,394,032,674	$36,604,569	$61,938,425		$11,707,400	$23,522,703
87,416,107	2,782,072	5,127,308		967,851	2,889,205

$15.95	$13.16	$12.08		$12.10	$8.14

$26,726,402	$1,261,911	$8,105,935		$494,626	$117,799
1,663,058	95,494	742,024		40,904	14,455

$16.07	$13.21	$10.92		$12.09	$8.15

$2,206,072	$36,501,317	$1,014		$—	—
137,926	2,772,619	85	†	—	—

$15.99	$13.16	$11.88		$—	—
$1,202,345,192	$61,350,947	$65,508,793		$10,962,372	$25,752,107
$—	$—	$—		$—	$7

Semi-Annual Report   159

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2022	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Core Equity Portfolio
Investment Income (Loss)
Income
Dividends	$1,595,110	$1,525,270
Non-cash dividends	197,282	377,373
Total investment income*	1,792,392	1,902,643
Expenses
Management fees (Note 3)	680,340	675,545
Custodian fees	49,650	52,584
Distribution fees (Open Shares)	9,491	2,282
Administration fees	17,525	18,962
Professional services	32,798	32,118
Shareholders’ services	10,599	8,304
Shareholders’ reports	10,329	8,656
Directors’ fees and expenses	7,182	7,127
Registration fees	18,248	23,306
Other^	6,334	8,333
Total gross expenses	842,496	837,217
Management fees waived and expenses reimbursed	(49,645)	(3,309)
Total net expenses	792,851	833,908
Net investment income (loss)	999,541	1,068,735
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	1,775,062	(2,630,655)
Foreign currency transactions	(4,832)	(58,820)
Total net realized gain (loss)	1,770,230	(2,689,475)
Net change in unrealized appreciation (depreciation) on:
Investments†	(31,215,456)	(31,038,230)
Foreign currency translations	(2,636)	1,440
Total net change in unrealized appreciation (depreciation)	(31,218,092)	(31,036,790)
Net realized and unrealized gain (loss)	(29,447,862)	(33,726,265)
Net increase (decrease) in net assets resulting from operations	$(28,448,321)	$(32,657,530)
* Net of foreign withholding taxes of	$212,989	$167,886
** Net of foreign capital gains taxes of	$105,011	$1,674
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$240,141	$169,361
^ Includes interest on line of credit of	$216	$947

The accompanying notes are an integral part of these financial statements.

160   Semi-Annual Report

Lazard Emerging Markets Equity Advantage Portfolio	Lazard Emerging Markets Equity Portfolio	Lazard Emerging Markets Strategic Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Equity Select Portfolio

$1,040,661	$95,388,461	$1,110,630	$1,096,872	$833,504
80,386	—	—	—	—
1,121,047	95,388,461	1,110,630	1,096,872	833,504

229,398	16,506,391	277,080	369,804	331,964
47,388	534,383	35,137	27,460	30,031
449	424,245	3,571	148	1,676
12,844	184,611	12,485	14,799	15,405
35,763	171,468	39,585	23,020	24,387
6,044	142,006	8,364	6,419	7,094
6,445	112,512	8,808	5,403	6,490
4,212	108,926	4,287	5,359	5,344
19,149	42,080	18,216	17,341	22,222
6,097	75,571	4,639	5,498	5,034
367,789	18,302,193	412,172	475,251	449,647
(89,982)	(1,258)	(89,879)	(34,956)	(2,158)
277,807	18,300,935	322,293	440,295	447,489
843,240	77,087,526	788,337	656,577	386,015

(5,174,982)	(13,694,033)	(4,328,453)	14,927,233	1,010,182
(47,326)	(485,637)	(3,638)	(34,324)	(13,467)
(5,222,308)	(14,179,670)	(4,332,091)	14,892,909	996,715

(7,533,779)	(580,432,840)	(7,341,512)	(20,218,351)	(24,927,141)
(2,374)	(138,418)	(5,330)	(5,487)	(3,241)

(7,536,153)	(580,571,258)	(7,346,842)	(20,223,838)	(24,930,382)
(12,758,461)	(594,750,928)	(11,678,933)	(5,330,929)	(23,933,667)

$(11,915,221)	$(517,663,402)	$(10,890,596)	$(4,674,352)	$(23,547,652)
$121,726	$10,358,229	$122,807	$78,571	$63,339
$—	$480,237	$1,055	$—	$—

$—	$1,607,691	$15,574	$—	$—
$1,789	$46	$—	$565	$21

Semi-Annual Report   161

For the Six Months Ended June 30, 2022	Lazard Global Listed Infrastructure Portfolio	Lazard Global Strategic Equity Portfolio
Investment Income (Loss)
Income
Dividends#
Unaffiliated issuers	$149,829,382	$94,757
Non-controlled affiliated issuers (Note 5)	20,351,279	—
Non-cash dividends	—	5,544
Total investment income*	170,180,661	100,301
Expenses
Custodian fees	682,910	21,620
Management fees (Note 3)	35,237,138	55,808
Professional services	324,440	24,058
Registration fees	104,326	18,098
Shareholders’ services	265,160	4,695
Administration fees	364,391	9,951
Shareholders’ reports	182,681	5,242
Directors’ fees and expenses	214,730	2,877
Distribution fees (Open Shares)	393,285	226
Other^	143,876	3,365
Total gross expenses	37,912,937	145,940
Management fees waived and expenses reimbursed	—	(74,986)
Total net expenses	37,912,937	70,954
Net investment income (loss)	132,267,724	29,347
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	39,633,445	(347,304)
Foreign currency transactions	360,783	500
Forward currency contracts	332,056,533	—
Total net realized gain (loss)	372,050,761	(346,804)
Net change in unrealized appreciation (depreciation) on:
Investments†	(711,287,073)	(3,604,245)
Non-controlled affiliated issuers	36,436,188	—
Foreign currency translations	(1,280,549)	(527)
Forward currency contracts	117,435,643	—
Total net change in unrealized appreciation (depreciation)	(558,695,791)	(3,604,772)
Net realized and unrealized gain (loss)	(186,645,030)	(3,951,576)
Net increase (decrease) in net assets resulting from operations	$(54,377,306)	$(3,922,229)
* Net of foreign withholding taxes of	$10,902,744	$7,299
** Net of foreign capital gains taxes of	$—	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$—	$—
^ Includes interest on line of credit of	$—	$17

#	Dividend income for Lazard Global Listed Infrastructure Portfolio and Lazard International Equity Portfolio includes $2,478,832 and $2,119,742, respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $13,381,576 and 2,756,067, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

162   Semi-Annual Report

Lazard International Equity Advantage Portfolio	Lazard International Equity Portfolio	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio	Lazard International Small Cap Equity Portfolio

$58,811	$28,038,716	$1,221,365	$1,045,853	$396,425
—	—	—	—	—
10,703	—	—	—	—
69,514	28,038,716	1,221,365	1,045,853	396,425

26,725	246,996	31,416	25,148	27,603
8,825	5,787,562	241,067	376,152	84,199
22,397	117,314	26,519	21,858	24,710
19,390	40,946	12,918	42,968	16,583
4,444	60,433	6,915	5,952	6,101
9,191	100,083	13,657	15,290	10,424
5,121	71,003	8,070	5,072	6,183
2,554	58,987	4,769	4,268	3,277
154	101,531	4,573	364	13,375
13	51,597	4,708	4,030	4,320
98,814	6,636,452	354,612	501,102	196,775
(86,447)	(22,806)	(15,872)	(73,695)	(56,086)
12,367	6,613,646	338,740	427,407	140,689
57,147	21,425,070	882,625	618,446	255,736

(25,330)	3,569,949	(846,985)	826,105	(142,498)
(1,898)	(544,243)	(21,165)	22,230	(14,336)
—	—	—	—	—
(27,228)	3,025,706	(868,150)	848,335	(156,834)

(574,825)	(319,326,821)	(13,780,540)	(26,188,701)	(7,349,275)
—	—	—	—	—
(581)	(502,672)	(10,133)	(928)	(5,934)
—	—	—	—	—

(575,406)	(319,829,493)	(13,790,673)	(26,189,629)	(7,355,209)
(602,634)	(316,803,787)	(14,658,823)	(25,341,294)	(7,512,043)

$(545,487)	$(295,378,717)	$(13,776,198)	$(24,722,848)	$(7,256,307)
$7,063	$636,325	$148,248	$130,950	$39,863
$—	$53,713	$194	$—	$—

$—	$(6,198)	$2,293	$—	$—
$—	$6,347	$—	$542	$318

Semi-Annual Report   163

For the Six Months Ended June 30, 2022	Lazard International Strategic Equity Portfolio	Lazard Managed Equity Volatility Portfolio
Investment Income (Loss)
Income
Dividends#	$90,004,007	$412,627
Total investment income*	90,004,007	412,627
Expenses
Management fees (Note 3)	21,035,807	88,059
Custodian fees	636,917	31,960
Distribution fees (Open Shares)	478,491	102
Administration fees	277,051	10,856
Professional services	248,903	21,074
Directors’ fees and expenses	171,754	3,278
Shareholders’ services	153,932	5,109
Shareholders’ reports	88,137	5,288
Registration fees	85,874	17,346
Amortization of offering costs (Note 2(f))	—	—
Organization expenses (Note 2(f))	—	—
Other^	119,135	3,707
Total gross expenses	23,296,001	186,779
Management fees waived and expenses reimbursed	(1,993)	(76,460)
Total net expenses	23,294,008	110,319
Net investment income (loss)	66,709,999	302,308
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	(140,786,778)	(93,136)
Foreign currency transactions	312,655	(4,857)
Total net realized gain (loss)	(140,474,123)	(97,993)
Net change in unrealized appreciation (depreciation) on:
Investments†	(1,119,593,497)	(3,374,175)
Foreign currency translations	(765,439)	(2,119)
Total net change in unrealized appreciation (depreciation)	(1,120,358,936)	(3,376,294)
Net realized and unrealized gain (loss)	(1,260,833,059)	(3,474,287)
Net increase (decrease) in net assets resulting from operations	$(1,194,123,060)	$(3,171,979)
* Net of foreign withholding taxes of	$2,620,148	$25,221
** Net of foreign capital gains taxes of	$29,896	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$1,245,919	$—
^ Includes interest on line of credit of	$—	$7

#	Dividend income for Lazard International Strategic Equity Portfolio includes $8,402,420 of refunds received as a result of European Union dividend withholding ax reclaim filings. The amounts of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been 11,022,568. Refer to Note 2(b) in the Notes to Financial statements further information.

The accompanying notes are an integral part of these financial statements.

164   Semi-Annual Report

Lazard US Equity Concentrated Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small-Mid Cap Equity Portfolio	Lazard US Sustainable Equity Portfolio	Lazard US Systematic Small Cap Equity Portfolio

$11,468,630	$549,797	$435,334	$90,038	$86,656
11,468,630	549,797	435,334	90,038	86,656

5,879,422	215,687	327,085	40,320	26,488
176,072	25,783	31,892	15,309	27,633
38,318	1,752	11,787	670	137
106,907	15,420	14,165	11,772	10,573
86,010	21,885	23,911	20,835	34,767
53,880	4,492	5,299	2,856	2,558
53,712	6,760	7,592	4,571	7,583
64,839	5,585	7,643	4,874	6,377
36,184	15,078	21,188	18,828	4,200
—	—	—	—	66,167
—	—	—	—	1,958
43,093	5,039	5,717	1,513	13
6,538,437	317,481	456,279	121,548	188,454
(1,378)	(40,879)	(633)	(70,491)	(154,073)
6,537,059	276,602	455,646	51,057	34,381
4,931,571	273,195	(20,312)	38,981	52,275

114,978,375	304,142	1,053,113	164,159	(282,910)
—	—	—	—	2
114,978,375	304,142	1,053,113	164,159	(282,908)

(475,962,564)	(16,693,486)	(19,476,627)	(3,530,671)	(2,063,197)
—	—	—	—	(2)

(475,962,564)	(16,693,486)	(19,476,627)	(3,530,671)	(2,063,199)
(360,984,189)	(16,389,344)	(18,423,514)	(3,366,512)	(2,346,107)

$(356,052,618)	$(16,116,149)	$(18,443,826)	$(3,327,531)	$(2,293,832)
$—	$—	$313	$—	$3,890
$—	$—	$—	$—	$—

$—	$—	$—	$—	$—
$5,178	$—	$—	$—	$—

Semi-Annual Report   165

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$999,541	$535,821
Net realized gain (loss)	1,770,230	2,234,077
Net change in unrealized appreciation (depreciation)	(31,218,092)	(23,292,772)
Net increase (decrease) in net assets resulting from operations	(28,448,321)	(20,522,874)
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(1,516,068)
Open Shares	—	(70,702)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,586,770)
Capital stock transactions
Net proceeds from sales
Institutional Shares	13,755,773	52,260,422
Open Shares	734,754	4,865,685
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	1,208,264
Open Shares	—	62,092
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(25,412,202)	(74,730,015)
Open Shares	(1,747,709)	(4,547,349)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(12,669,384)	(20,880,901)
Total increase (decrease) in net assets	(41,117,705)	(42,990,545)
Net assets at beginning of period	157,612,831	200,603,376
Net assets at end of period	$116,495,126	$157,612,831

The accompanying notes are an integral part of these financial statements.

166   Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$1,068,735	$1,239,180	$843,240	$1,175,145
(2,689,475)	9,732,694	(5,222,308)	3,733,999
(31,036,790)	(31,673,211)	(7,536,153)	(6,316,504)

(32,657,530)	(20,701,337)	(11,915,221)	(1,407,360)

—	(1,210,128)	—	(5,115,729)
—	(9,228)	—	(118,907)
—	(3,617)	—	—

—	(1,222,973)	—	(5,234,636)

18,647,531	50,845,441	7,595,543	47,141,565
576,931	2,306,794	31,109	4,665,435
98,993	36,357	—	—

—	1,162,680	—	5,115,729
—	8,896	—	118,907
—	3,617	—	—

(33,231,191)	(83,623,051)	(10,948,463)	(4,956,704)
(728,757)	(2,488,441)	(765,693)	(4,699,211
(667)	(211,190)	—	—

(14,637,160)	(31,958,897)	(4,087,504)	47,385,721
(47,294,690)	(53,883,207)	(16,002,725)	40,743,725
158,707,648	212,590,855	69,517,301	28,773,576
$111,412,958	$158,707,648	$53,514,576	$69,517,301

Semi-Annual Report   167

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	9,637,932	11,013,865
Shares sold	1,002,087	2,988,029
Shares issued to shareholders from reinvestment of distributions	—	78,503
Shares redeemed	(1,855,095)	(4,442,465)
Net increase (decrease)	(853,008)	(1,375,933)
Shares outstanding at end of period	8,784,924	9,637,932
Open Shares
Shares outstanding at beginning of period	600,534	575,985
Shares sold	55,442	295,291
Shares issued to shareholders from reinvestment of distributions	—	4,053
Shares redeemed	(125,134)	(274,795)
Net increase (decrease)	(69,692)	24,549
Shares outstanding at end of period	530,842	600,534
R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

168   Semi-Annual Report

Lazard Emerging Markets Core Equity Portfolio		Lazard Emerging Markets Equity Advantage Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

13,520,650	15,971,095	5,322,452	2,022,986
1,750,767	3,931,923	655,212	3,256,474

—	100,591	—	397,695
(3,177,617)	(6,482,959)	(954,135)	(354,703)
(1,426,850)	(2,450,445)	(298,923)	3,299,466
12,093,800	13,520,650	5,023,529	5,322,452

183,190	194,354	76,021	63,491
53,964	176,646	2,506	329,650

—	768	—	9,268
(70,477)	(188,578)	(60,625)	(326,388)
(16,513)	(11,164)	(58,119)	12,530
166,677	183,190	17,902	76,021

26,865	41,454	—	—
10,305	2,728	—	—

—	313	—	—
(63)	(17,630)	—	—
10,242	(14,589)	—	—
37,107	26,865	—	—

Semi-Annual Report   169

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$77,087,526	$120,592,475
Net realized gain (loss)	(14,179,670)	456,289,025
Net change in unrealized appreciation (depreciation)	(580,571,258)	(330,831,004)
Net increase (decrease) in net assets resulting from operations	(517,663,402)	246,050,496
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(159,751,886)
Open Shares	—	(16,684,053)
R6 Shares	—	(689,358)
Net decrease in net assets resulting from distributions	—	(177,125,297)
Capital stock transactions
Net proceeds from sales
Institutional Shares	436,865,038	956,710,099
Open Shares	9,657,995	68,488,391
R6 Shares	554,011	3,700,364
Net proceeds from reinvestment of distributions
Institutional Shares	—	151,053,474
Open Shares	—	16,468,567
R6 Shares	—	299,282
Cost of shares redeemed
Institutional Shares	(717,932,022)	(1,822,322,913)
Open Shares	(31,418,905)	(141,191,852)
R6 Shares	(1,712,419)	(18,710,896)
Net increase (decrease) in net assets from capital stock transactions	(303,986,302)	(785,505,484)
Total increase (decrease) in net assets	(821,649,704)	(716,580,285)
Net assets at beginning of period	3,652,917,980	4,369,498,265
Net assets at end of period	$2,831,268,276	$3,652,917,980

The accompanying notes are an integral part of these financial statements.

170   Semi-Annual Report

Lazard Emerging Markets Strategic Equity Portfolio		Lazard Equity Franchise Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$788,337	$940,740	$656,577	$1,310,927
(4,332,091)	9,963,488	14,892,909	17,439,556

(7,346,842)	(14,182,731)	(20,223,838)	1,976,572

(10,890,596)	(3,278,503)	(4,674,352)	20,727,055

—	(721,332)	—	(14,253,601)
—	(29,982)	—	(15,148)
—	—	—	—

—	(751,314)	—	(14,268,749)

4,479,776	8,602,187	89,130,435	8,142,721
1,508,084	999,414	119,271	89,499
—	—	—	—

—	707,559	—	14,253,601
—	29,167	—	15,148
—	—	—	—

(4,909,127)	(22,613,433)	(43,036,877)	(15,135,877)
(1,295,206)	(1,902,152)	(20,990)	(151,272)
—	—	—	—

(216,473)	(14,177,258)	46,191,839	7,213,820
(11,107,069)	(18,207,075)	41,517,487	13,672,126
60,217,800	78,424,875	105,521,571	91,849,445
$49,110,731	$60,217,800	$147,039,058	$105,521,571

Semi-Annual Report   171

	Lazard Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	180,498,233	217,598,338
Shares sold	25,531,565	50,172,346
Shares issued to shareholders from reinvestment of distributions	—	8,290,244
Shares redeemed	(41,796,538)	(95,562,695)
Net increase (decrease)	(16,264,973)	(37,100,105)
Shares outstanding at end of period	164,233,260	180,498,233
Open Shares
Shares outstanding at beginning of period	19,885,383	22,707,741
Shares sold	538,122	3,539,036
Shares issued to shareholders from reinvestment of distributions	—	876,315
Shares redeemed	(1,745,384)	(7,237,709)
Net increase (decrease)	(1,207,262)	(2,822,358)
Shares outstanding at end of period	18,678,121	19,885,383
R6 Shares
Shares outstanding at beginning of period	544,810	1,310,139
Shares sold	32,025	196,315
Shares issued to shareholders from reinvestment of distributions	—	16,436
Shares redeemed	(95,775)	(978,080)
Net increase (decrease)	(63,750)	(765,329)
Shares outstanding at end of period	481,060	544,810

The accompanying notes are an integral part of these financial statements.

172    Semi-Annual Report

Lazard Emerging Markets Strategic Equity Portfolio		Lazard Equity Franchise Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

4,450,374	5,390,573	9,780,445	9,016,463
360,898	616,289	8,833,134	719,088

—	55,484	—	1,336,289
(416,596)	(1,611,972)	(3,933,650)	(1,291,395)
(55,698)	(940,199)	4,899,484	763,982
4,394,676	4,450,374	14,679,929	9,780,445

228,303	290,075	8,621	12,708
131,665	70,220	11,036	7,463

—	2,278	—	1,421
(113,726)	(134,270)	(1,921)	(12,971)
17,939	(61,772)	9,115	(4,087)
246,242	228,303	17,736	8,621

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report    173

	Lazard Global Equity Select Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$386,015	$522,451
Net realized gain (loss)	996,715	3,093,668
Net change in unrealized appreciation (depreciation)	(24,930,382)	15,157,447
Net increase (decrease) in net assets resulting from operations	(23,547,652)	18,773,566
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(4,303,883)
Open Shares	—	(58,304)
Net decrease in net assets resulting from distributions	—	(4,362,187)
Capital stock transactions
Net proceeds from sales
Institutional Shares	14,632,755	15,911,457
Open Shares	115,862	421,016
Net proceeds from reinvestment of distributions
Institutional Shares	—	4,260,522
Open Shares	—	58,304
Cost of shares redeemed
Institutional Shares	(7,198,396)	(16,880,543)
Open Shares	(116,792)	(271,978)
Net increase (decrease) in net assets from capital stock transactions	7,433,429	3,498,778
Total increase (decrease) in net assets	(16,114,223)	17,910,157
Net assets at beginning of period	111,485,986	93,575,829
Net assets at end of period	$95,371,763	$111,485,986

The accompanying notes are an integral part of these financial statements.

174    Semi-Annual Report

Lazard Global Listed Infrastructure Portfolio		Lazard Global Strategic Equity Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$132,267,724	$306,182,281	$29,347	$274,422
372,050,761	562,799,096	(346,804)	450,537
(558,695,791)	564,898,117	(3,604,772)	1,112,447

(54,377,306)	1,433,879,494	(3,922,229)	1,837,406

(158,714,377)	(445,280,768)	—	(723,599)
(6,292,520)	(17,469,224)	—	(8,321)

(165,006,897)	(462,749,992)	—	(731,920)

1,800,869,364	2,105,406,878	6,624	13,182,269
98,446,597	45,133,550	—	39,814

128,616,908	367,039,859	—	723,599
6,198,324	17,173,844	—	8,321

(924,250,752)	(3,390,031,626)	(1,372,645)	(1,562,222)
(39,169,221)	(104,401,284)	—	(45,662)

1,070,711,220	(959,678,779)	(1,366,021)	12,346,119
851,327,017	11,450,723	(5,288,250)	13,451,605
7,608,887,728	7,597,437,005	17,711,913	4,260,308
$8,460,214,745	$7,608,887,728	$12,423,663	$17,711,913

Semi-Annual Report   175

	Lazard Global Equity Select Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	5,857,479	5,662,503
Shares sold	880,675	893,399
Shares issued to shareholders from reinvestment of distributions	—	230,274
Shares redeemed	(435,610)	(928,697)
Net increase (decrease)	445,065	194,976
Shares outstanding at end of period	6,302,544	5,857,479
Open Shares
Shares outstanding at beginning of period	82,179	70,899
Shares sold	7,051	22,810
Shares issued to shareholders from reinvestment of distributions	—	3,150
Shares redeemed	(6,954)	(14,680)
Net increase (decrease)	97	11,280
Shares outstanding at end of period	82,276	82,179

The accompanying notes are an integral part of these financial statements.

176   Semi-Annual Report

Lazard Global Listed Infrastructure Portfolio		Lazard Global Strategic Equity Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

442,920,557	497,500,386	1,297,363	336,354
109,531,504	135,453,262	591	1,024,819

8,058,958	22,720,015	—	54,298
(56,671,829)	(212,753,106)	(124,089)	(118,108)
60,918,633	(54,579,829)	(123,498)	961,009
503,839,190	442,920,557	1,173,865	1,297,363

18,194,277	20,993,761	15,713	15,347
5,918,825	2,904,083	—	3,136

388,387	1,061,731	—	630
(2,389,714)	(6,765,298)	—	(3,400)
3,917,498	(2,799,484)	—	366
22,111,775	18,194,277	15,713	15,713

Semi-Annual Report   177

	Lazard International Equity Advantage Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$57,147	$72,425
Net realized gain (loss)	(27,228)	363,319
Net change in unrealized appreciation (depreciation)	(575,406)	(74,508)
Net increase (decrease) in net assets resulting from operations	(545,487)	361,236
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(136,304)
Open Shares	—	(6,138)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(142,442)
Capital stock transactions
Net proceeds from sales
Institutional Shares	2,793	40,901
Open Shares	—	5
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	136,304
Open Shares	—	6,138
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(29,313)	(3,098)
Open Shares	—	(5)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(26,520)	180,245
Total increase (decrease) in net assets	(572,007)	399,039
Net assets at beginning of period	2,990,129	2,591,090
Net assets at end of period	$2,418,122	$2,990,129

The accompanying notes are an integral part of these financial statements.

178   Semi-Annual Report

Lazard International Equity Portfolio		Lazard International Equity Select Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$21,425,070	$81,041,750	$882,625	$2,286,078
3,025,706	389,206,211	(868,150)	4,405,810
(319,829,493)	(306,922,993)	(13,790,673)	(3,727,110)

(295,378,717)	163,324,968	(13,776,198)	2,964,778

—	(253,995,902)	—	(2,615,190)
—	(15,297,137)	—	(123,856)
—	(17,839,297)	—	—

—	(287,132,336)	—	(2,739,046)

138,535,053	383,144,673	8,105,120	18,472,160
7,231,892	21,198,302	620,077	3,372,556
12,048,406	42,310,511	—	—

—	213,278,530	—	2,516,085
—	11,284,238	—	122,927
—	17,766,875	—	—

(355,229,767)	(1,737,109,035)	(11,598,733)	(34,552,279)
(27,067,757)	(51,535,133)	(974,070)	(2,198,410)
(43,443,449)	(62,688,011)	—	—

(267,925,622)	(1,162,349,050)	(3,847,606)	(12,266,961)
(563,304,339)	(1,286,156,418)	(17,623,804)	(12,041,229)
1,776,493,695	3,062,650,113	82,947,609	94,988,838
$1,213,189,356	$1,776,493,695	$65,323,805	$82,947,609

Semi-Annual Report   179

	Lazard International Equity Advantage Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	255,051	239,526
Shares sold	253	3,462
Shares issued to shareholders from reinvestment of distributions	—	12,333
Shares redeemed	(2,983)	(270)
Net increase (decrease)	(2,730)	15,525
Shares outstanding at end of period	252,321	255,051
Open Shares
Shares outstanding at beginning of period	12,075	11,520
Shares sold	—	—	#
Shares issued to shareholders from reinvestment of distributions	—	555
Shares redeemed	—	—	#
Net increase (decrease)	—	555
Shares outstanding at end of period	12,075	12,075
R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

#	Shares values are less than 1

The accompanying notes are an integral part of these financial statements.

180   Semi-Annual Report

Lazard International Equity Portfolio		Lazard International Equity Select Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

87,137,715	140,490,643	6,846,470	7,993,045
8,408,065	18,535,338	761,778	1,557,162

—	11,911,077	—	221,097
(22,209,728)	(83,799,343)	(1,094,218)	(2,924,834)
(13,801,663)	(53,352,928)	(332,440)	(1,146,575)
73,336,052	87,137,715	6,514,030	6,846,470

5,114,581	5,960,372	360,195	247,615
436,081	1,039,570	58,112	286,138

—	621,271	—	10,745
(1,658,821)	(2,506,632)	(91,641)	(184,303)
(1,222,740)	(845,791)	(33,529)	112,580
3,891,841	5,114,581	326,666	360,195

6,472,435	6,473,822	—	—
699,693	2,031,145	—	—

—	995,068	—	—
(2,774,201)	(3,027,600)	—	—
(2,074,508)	(1,387)	—	—
4,397,927	6,472,435	—	—

Semi-Annual Report   181

	Lazard International Quality Growth Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$618,446	$139,783
Net realized gain (loss)	848,335	1,114,601
Net change in unrealized appreciation (depreciation)	(26,189,629)	1,030,349
Net increase (decrease) in net assets resulting from operations	(24,722,848)	2,284,733
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(1,250,451)
Open Shares	—	(6,304)
R6 Shares	—	—
Return of capital
Institutional Shares	—	—
Open Shares	—	—
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,256,755)
Capital stock transactions
Net proceeds from sales
Institutional Shares	84,784,431	50,450,611
Open Shares	12,556	94,898
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	1,250,451
Open Shares	—	6,304
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(8,627,660)	(713,404)
Open Shares	(2,377)	(79,883)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	76,166,950	51,008,977
Total increase (decrease) in net assets	51,444,102	52,036,955
Net assets at beginning of period	62,801,206	10,764,251
Net assets at end of period	$114,245,308	$62,801,206

The accompanying notes are an integral part of these financial statements.

182   Semi-Annual Report

Lazard International Small Cap Equity Portfolio		Lazard International Strategic Equity Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$255,736	$439,882	$66,709,999	$200,921,129
(156,834)	9,107,856	(140,474,123)	243,245,427
(7,355,209)	(4,940,101)	(1,120,358,936)	(100,750,072)

(7,256,307)	4,607,637	(1,194,123,060)	343,416,484

—	(4,264,944)	—	(371,347,485)
—	(3,483,346)	—	(30,723,600)
—	—	—	(7,937,887)

—	—	—	(101,625,202)
—	—	—	(8,228,846)
—	—	—	(2,172,377)
—	(7,748,290)	—	(522,035,397)

1,597,611	4,617,643	496,769,845	1,150,537,246
2,792,769	1,560,153	43,884,247	67,454,415
—	—	2,945,373	7,162,815

—	4,244,754	—	448,404,862
—	3,417,384	—	36,546,493
—	—	—	9,942,857

(4,724,880)	(22,623,777)	(625,746,460)	(990,293,303)
(831,801)	(3,519,994)	(102,088,076)	(168,625,826)
—	—	(5,771,544)	(8,192,483)

(1,166,301)	(12,303,837)	(190,006,615)	552,937,076
(8,422,608)	(15,444,490)	(1,384,129,675)	374,318,163
26,510,698	41,955,188	6,298,892,950	5,924,574,787
$18,088,090	$26,510,698	$4,914,763,275	$6,298,892,950

Semi-Annual Report   183

	Lazard International Quality Growth Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	3,718,473	671,884
Shares sold	5,664,203	3,014,033
Shares issued to shareholders from reinvestment of distributions	—	75,374
Shares redeemed	(560,116)	(42,818)
Net increase (decrease)	5,104,087	3,046,589
Shares outstanding at end of period	8,822,560	3,718,473
Open Shares
Shares outstanding at beginning of period	19,946	18,777
Shares sold	893	5,628
Shares issued to shareholders from reinvestment of distributions	—	382
Shares redeemed	(157)	(4,841)
Net increase (decrease)	736	1,169
Shares outstanding at end of period	20,682	19,946
R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

184   Semi-Annual Report

Lazard International Small Cap Equity Portfolio		Lazard International Strategic Equity Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

1,322,884	2,175,223	349,026,972	313,114,237
171,715	315,085	33,514,450	64,623,204

—	387,502	—	27,801,571
(530,928)	(1,554,926)	(43,040,229)	(56,512,040)
(359,213)	(852,339)	(9,525,779)	35,912,735
963,671	1,322,884	339,501,193	349,026,972

1,085,347	931,724	27,877,105	31,509,845
324,944	109,245	2,927,846	3,784,216

—	312,163	—	2,243,494
(88,218)	(267,785)	(6,783,046)	(9,660,450)
236,726	153,623	(3,855,200)	(3,632,740)
1,322,073	1,085,347	24,021,905	27,877,105

—	—	7,606,148	7,044,138
—	—	201,274	405,424

—	—	—	616,082
—	—	(400,517)	(459,496)
—	—	(199,243)	562,010
—	—	7,406,905	7,606,148

Semi-Annual Report   185

	Lazard Managed Equity Volatility Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$302,308	$455,246
Net realized gain (loss)	(97,993)	2,837,261
Net change in unrealized appreciation (depreciation)	(3,376,294)	1,446,592
Net increase (decrease) in net assets resulting from operations	(3,171,979)	4,739,099
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(1,898,603)
Open Shares	—	(5,036)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,903,639)
Capital stock transactions
Net proceeds from sales
Institutional Shares	2,052,755	7,970,630
Open Shares	25	955
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	1,682,281
Open Shares	—	5,036
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(1,263,074)	(7,176,588)
Open Shares	(12)	(3,910)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	789,694	2,478,404
Total increase (decrease) in net assets	(2,382,285)	5,313,864
Net assets at beginning of period	31,127,576	25,813,712
Net assets at end of period	$28,745,291	$31,127,576

The accompanying notes are an integral part of these financial statements.

186   Semi-Annual Report

Lazard US Equity Concentrated Portfolio		Lazard US Equity Focus Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$4,931,571	$7,375,860	$273,195	$371,416
114,978,375	298,140,654	304,142	2,732,490
(475,962,564)	140,441,179	(16,693,486)	13,333,759

(356,052,618)	445,957,693	(16,116,149)	16,437,665

—	(262,821,100)	—	(2,341,356)
—	(4,727,403)	—	(83,281)
—	(363,056)	—	(2,019,972)
—	(267,911,559)	—	(4,444,609)

221,367,268	321,688,811	2,676,839	5,400,355
1,607,891	5,568,105	364	16,560
4,483	6,623	16,590,108	16,666,565

—	244,348,427	—	2,316,382
—	4,618,990	—	82,695
—	362,958	—	2,018,035

(421,628,611)	(733,616,650)	(807,999)	(2,454,548)
(3,935,366)	(12,293,864)	(23,204)	(75,448)
(154)	(29,538)	(8,341,071)	(8,682,494)

(202,584,489)	(169,346,138)	10,095,037	15,288,102
(558,637,107)	8,699,996	(6,021,112)	27,281,158
1,981,602,255	1,972,902,259	80,388,909	53,107,751
$1,422,965,148	$1,981,602,255	$74,367,797	$80,388,909

Semi-Annual Report   187

	Lazard Managed Equity Volatility Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	2,357,213	2,184,318
Shares sold	166,457	614,142
Shares issued to shareholders from reinvestment of distributions	—	129,002
Shares redeemed	(101,231)	(570,249)
Net increase (decrease)	65,226	172,895
Shares outstanding at end of period	2,422,439	2,357,213
Open Shares
Shares outstanding at beginning of period	6,629	6,488
Shares sold	3	73
Shares issued to shareholders from reinvestment of distributions	—	387
Shares redeemed	(1)	(319)
Net increase (decrease)	2	141
Shares outstanding at end of period	6,631	6,629
R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

188   Semi-Annual Report

Lazard US Equity Concentrated Portfolio		Lazard US Equity Focus Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

98,646,155	107,284,843	2,660,294	2,323,580
12,342,208	15,965,414	179,309	356,108

—	12,544,478	—	146,606
(23,572,256)	(37,148,580)	(57,531)	(166,000)
(11,230,048)	(8,638,688)	121,778	336,714
87,416,107	98,646,155	2,782,072	2,660,294

1,793,445	1,888,783	97,056	95,597
87,513	272,288	24	1,083

—	234,873	—	5,208
(217,900)	(602,499)	(1,586)	(4,832)
(130,387)	(95,338)	(1,562)	1,459
1,663,058	1,793,445	95,494	97,056

137,684	120,303	2,242,997	1,550,718
250	325	1,098,289	1,137,911

—	18,578	—	127,643
(8)	(1,522)	(568,667)	(573,275)
242	17,381	529,622	692,279
137,926	137,684	2,772,619	2,242,997

Semi-Annual Report   189

	Lazard US Small-Mid Cap Equity Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(20,312)	$19,235
Net realized gain (loss)	1,053,113	22,249,252
Net change in unrealized appreciation (depreciation)	(19,476,627)	(2,365,273)
Net increase (decrease) in net assets resulting from operations	(18,443,826)	19,903,214
Distributions to shareholders (Note 2(e))
Net investment income and net realized gains
Institutional Shares	—	(13,165,718)
Open Shares	—	(1,602,028)
R6 Shares	—	(99,135)
Net decrease in net assets resulting from distributions	—	(14,866,881)
Capital stock transactions
Net proceeds from sales
Institutional Shares	6,418,644	24,647,589
Open Shares	2,333,859	1,109,317
R6 Shares	9,242	151,641
Net proceeds from reinvestment of distributions
Institutional Shares	—	12,992,400
Open Shares	—	1,540,062
R6 Shares	—	99,135
Cost of shares redeemed
Institutional Shares	(22,621,368)	(39,607,630)
Open Shares	(2,993,300)	(3,317,566)
R6 Shares	(690,327)	(251,244)
Net increase (decrease) in net assets from capital stock transactions	(17,543,250)	(2,636,296)
Total increase (decrease) in net assets	(35,987,076)	2,400,037
Net assets at beginning of period	106,032,450	103,632,413
Net assets at end of period	$70,045,374	$106,032,450

(a)	The Portfolio commenced operations on October 29, 2021

The accompanying notes are an integral part of these financial statements.

190   Semi-Annual Report

Lazard US Sustainable Equity Portfolio		Lazard US Systematic Small Cap Equity Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021(a)

$38,981	$57,578	$52,275	$8,620
164,159	259,323	(282,908)	11,440
(3,530,671)	3,120,821	(2,063,199)	61,890

(3,327,531)	3,437,722	(2,293,832)	81,950

—	(299,354)	—	(8,515)
—	(10,422)	—	—
—	—	—	—
—	(309,776)	—	(8,515)

210,000	12,000	21,810,500	3,903,086
76,813	467,727	25,500	117,325
—	—	—	—

—	299,354	—	8,515
—	10,422	—	—
—	—	—	—

—	(147,812)	(2,977)	—
(99,519)	(45,353)	(1,050)	—
—	—	—	—
187,294	596,338	21,831,973	4,028,926
(3,140,237)	3,724,284	19,538,141	4,102,361
15,342,263	11,617,979	4,102,361	—
$12,202,026	$15,342,263	$23,640,502	$4,102,361

Semi-Annual Report   191

	Lazard US Small-Mid Cap Equity Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed
Institutional Shares
Shares outstanding at beginning of period	6,312,789	6,377,893
Shares sold	455,241	1,504,750
Shares issued to shareholders from reinvestment of distributions	—	882,683
Shares redeemed	(1,640,722)	(2,452,537)
Net increase (decrease)	(1,185,481)	(65,104)
Shares outstanding at end of period	5,127,308	6,312,789
Open Shares
Shares outstanding at beginning of period	796,285	827,420
Shares sold	188,915	75,218
Shares issued to shareholders from reinvestment of distributions	—	115,620
Shares redeemed	(243,176)	(221,973)
Net increase (decrease)	(54,261)	(31,135)
Shares outstanding at end of period	742,024	796,285
R6 Shares
Shares outstanding at beginning of period	47,929	47,409
Shares sold	655	9,060
Shares issued to shareholders from reinvestment of distributions	—	6,731
Shares redeemed	(48,499)	(15,271)
Net increase (decrease)	(47,844)	520
Shares outstanding at end of period	85	47,929

(a)	The Portfolio commenced operations on October 29, 2021

The accompanying notes are an integral part of these financial statements.

192   Semi-Annual Report

Lazard US Sustainable Equity Portfolio		Lazard US Systematic Small Cap Equity Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021(a)

952,893	942,026	388,111	—
14,958	780	2,501,417	387,263

—	19,972	—	848
—	(9,885)	(323)	—
14,958	10,867	2,501,094	388,111
967,851	952,893	2,889,205	388,111

42,453	10,495	11,650	—
5,843	34,512	2,916	11,650

—	695	—	—
(7,392)	(3,249)	(111)	—
(1,549)	31,958	2,805	11,650
40,904	42,453	14,455	11,650

—	—	—	—
—	—	—	—

—	—	—	—
—	—	—	—
—	—	—	—
—	—	—	—

Semi-Annual Report   193

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$15.40	$17.31	$14.55	$11.42	$14.48	$10.28
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.05	0.04	0.08	0.11	0.03
Net realized and unrealized gain (loss)	(2.99)	(1.81)	2.76	3.13	(3.08)	4.20
Total from investment operations	(2.89)	(1.76)	2.80	3.21	(2.97)	4.23
Less distributions from:
Net investment income	—	(0.15)	(0.04)	(0.08)	(0.09)	(0.03)
Total distributions	—	(0.15)	(0.04)	(0.08)	(0.09)	(0.03)
Net asset value, end of period	$12.51	$15.40	$17.31	$14.55	$11.42	$14.48
Total Return (b)	-18.77%	-10.14%	19.33%	28.17%	-20.58%	41.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,901	$148,419	$190,689	$226,067	$215,120	$268,730
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.17%	1.16%	1.14%	1.18%
Gross expenses	1.22%	1.15%	1.21%	1.16%	1.14%	1.18%
Net investment income (loss)	1.48%	0.28%	0.33%	0.63%	0.83%	0.24%
Portfolio turnover rate	22%	39%	57%	55%	63%	46%

The accompanying notes are an integral part of these financial statements.

194   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21		12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$15.31	$17.21		$14.51	$11.36	$14.45	$10.28
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	—	(d)	0.01	0.05	0.06	(0.02)
Net realized and unrealized gain (loss)	(2.97)	(1.78)		2.73	3.11	(3.06)	4.19
Total from investment operations	(2.89)	(1.78)		2.74	3.16	(3.00)	4.17
Less distributions from:
Net investment income	—	(0.12)		(0.04)	(0.01)	(0.09)	—
Total distributions	—	(0.12)		(0.04)	(0.01)	(0.09)	—
Net asset value, end of period	$12.42	$15.31		$17.21	$14.51	$11.36	$14.45
Total Return (b)	-18.88%	-10.37%		18.97%	27.79%	-20.83%#	40.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,594	$9,193		$9,914	$9,341	$7,263	$12,569
Ratios to average net assets (c):
Net expenses	1.40%	1.40%		1.44%	1.46%	1.51%	1.58%
Gross expenses	1.54%	1.45%		1.53%	1.55%	1.51%	1.58%
Net investment income (loss)	1.23%	—	%(e)	0.04%	0.36%	0.42%	-0.17%
Portfolio turnover rate	22%	39%		57%	55%	63%	46%

†	Unaudited.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.07% impact on the total return of the Portfolio’s Open Shares.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.
(e)	Amount is less than 0.005%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   195

LAZARD EMERGING MARKETS CORE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$11.56	$13.12	$11.79	$9.89	$12.30	$8.83
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.08	0.08	0.20	0.16	0.11
Net realized and unrealized gain (loss)	(2.58)	(1.55)	1.33	1.93	(2.39)	3.45
Total from investment operations	(2.50)	(1.47)	1.41	2.13	(2.23)	3.56
Less distributions from:
Net investment income	—	(0.09)	(0.08)	(0.23)	(0.18)	(0.09)
Total distributions	—	(0.09)	(0.08)	(0.23)	(0.18)	(0.09)
Net asset value, end of period	$9.06	$11.56	$13.12	$11.79	$9.89	$12.30
Total Return (b)	-21.63%	-11.21%	11.98%	21.59%	-18.12%	40.35%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$109,572	$156,284	$209,503	$197,213	$207,955	$230,343
Ratios to average net assets (c):
Net expenses	1.23%	1.16%	1.20%	1.18%	1.18%	1.20%
Gross expenses	1.23%	1.16%	1.20%	1.18%	1.18%	1.20%
Net investment income (loss)	1.59%	0.64%	0.70%	1.83%	1.44%	0.98%
Portfolio turnover rate	17%	31%	23%	19%	30%	15%

The accompanying notes are an integral part of these financial statements.

196   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$11.53	$13.09	$11.76	$9.87	$12.27	$8.81
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.04	0.04	0.16	0.11	0.06
Net realized and unrealized gain (loss)	(2.57)	(1.55)	1.33	1.92	(2.37)	3.45
Total from investment operations	(2.50)	(1.51)	1.37	2.08	(2.26)	3.51
Less distributions from:
Net investment income	—	(0.05)	(0.04)	(0.19)	(0.14)	(0.05)
Total distributions	—	(0.05)	(0.04)	(0.19)	(0.14)	(0.05)
Net asset value, end of period	$9.03	$11.53	$13.09	$11.76	$9.87	$12.27
Total Return (b)	-21.68%	-11.53%	11.66%	21.08%	-18.43%	39.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,505	$2,113	$2,544	$2,425	$1,853	$1,828
Ratios to average net assets (c):
Net expenses	1.50%	1.50%	1.50%	1.55%	1.58%	1.60%
Gross expenses	1.66%	1.55%	1.62%	1.90%	2.00%	2.45%
Net investment income (loss)	1.30%	0.34%	0.35%	1.48%	1.00%	0.56%
Portfolio turnover rate	17%	31%	23%	19%	30%	15%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   197

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 4/6/18* to
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18
R6 Shares
Net asset value, beginning of period	$11.57	$13.13	$11.80	$9.89	$12.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.09	0.07	0.20	0.14
Net realized and unrealized gain (loss)	(2.59)	(1.56)	1.34	1.94	(2.28)
Total from investment operations	(2.50)	(1.47)	1.41	2.14	(2.14)
Less distributions from:
Net investment income	—	(0.09)	(0.08)	(0.23)	(0.18)
Total distributions	—	(0.09)	(0.08)	(0.23)	(0.18)
Net asset value, end of period	$9.07	$11.57	$13.13	$11.80	$9.89
Total Return (b)	-21.61%	-11.19%	11.97%	21.69%	-17.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$337	$311	$544	$597	$494
Ratios to average net assets (c):
Net expenses	1.20%	1.16%	1.20%	1.18%	1.16%
Gross expenses	2.21%	1.91%	1.87%	3.23%	7.68%
Net investment income (loss)	1.81%	0.66%	0.63%	1.80%	1.71%
Portfolio turnover rate	17%	31%	23%	19%	30%

†	Unaudited.
*	The inception date for the R6 Shares was April 6, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

198   Semi-Annual Report

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18		12/31/17
Institutional Shares
Net asset value, beginning of period	$12.88	$13.79	$11.84	$10.03	$12.27		$8.71
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.27	0.10	0.24	0.19		0.12
Net realized and unrealized gain (loss)	(2.43)	(0.15)	1.97	1.80	(2.19)		3.58
Total from investment operations	(2.27)	0.12	2.07	2.04	(2.00)		3.70
Less distributions from:
Net investment income	—	(0.22)	(0.10)	(0.23)	(0.22)		(0.13)
Net realized gains	—	(0.81)	(0.02)	—	(0.00	)(b)	—
Return of capital	—	—	—	—	(0.02)		(0.01)
Total distributions	—	(1.03)	(0.12)	(0.23)	(0.24)		(0.14)
Net asset value, end of period	$10.61	$12.88	$13.79	$11.84	$10.03		$12.27
Total Return (c)	-17.62%	0.96%	17.50%	20.34%	-16.23%		42.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,325	$68,538	$27,898	$9,190	$3,107		$4,191
Ratios to average net assets (d):
Net expenses	0.91%	0.93%	1.10%	1.10%	1.10%		1.10%
Gross expenses	1.19%	1.21%	1.97%	3.19%	5.60%		6.29%
Net investment income (loss)	2.76%	1.90%	0.87%	2.15%	1.59%		1.15%
Portfolio turnover rate	41%	88%	91%	59%	61%		52%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   199

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18		12/31/17
Open Shares
Net asset value, beginning of period	$12.88	$13.79	$11.85	$10.04	$12.27		$8.71
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.12	0.09	0.21	0.16		0.08
Net realized and unrealized gain (loss)	(2.39)	(0.04)	1.93	1.79	(2.18)		3.58
Total from investment operations	(2.28)	0.08	2.02	2.00	(2.02)		3.66
Less distributions from:
Net investment income	—	(0.18)	(0.06)	(0.19)	(0.19)		(0.09)
Net realized gains	—	(0.81)	(0.02)	—	(0.00	)(b)	—
Return of capital	—	—	—	—	(0.02)		(0.01)
Total distributions	—	(0.99)	(0.08)	(0.19)	(0.21)		(0.10)
Net asset value, end of period	$10.60	$12.88	$13.79	$11.85	$10.04		$12.27
Total Return (c)	-17.70%	0.63%	17.10%	19.97%	-16.40%		42.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$190	$979	$876	$1,162	$476		$356
Ratios to average net assets (d):
Net expenses	1.16%	1.25%	1.35%	1.38%	1.40%		1.40%
Gross expenses	2.69%	1.75%	2.68%	4.32%	8.09%		12.17%
Net investment income (loss)	1.79%	0.80%	0.76%	1.87%	1.35%		0.72%
Portfolio turnover rate	41%	88%	91%	59%	61%		52%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

200   Semi-Annual Report

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$18.12	$18.03	$18.48	$16.06	$20.02	$15.96
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.40	0.56	0.37	0.42	0.39	0.33
Net realized and unrealized gain (loss)	(3.13)	0.42	(0.44)	2.45	(4.01)	4.13
Total from investment operations	(2.73)	0.98	(0.07)	2.87	(3.62)	4.46
Less distributions from:
Net investment income	—	(0.89)	(0.38)	(0.45)	(0.34)	(0.40)
Total distributions	—	(0.89)	(0.38)	(0.45)	(0.34)	(0.40)
Net asset value, end of period	$15.39	$18.12	$18.03	$18.48	$16.06	$20.02
Total Return (b)	-15.07%	5.44%	-0.10%	18.04%	-18.09%	28.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,527,611	$3,271,175	$3,923,878	$6,645,429	$7,573,861	$11,285,358
Ratios to average net assets (c):
Net expenses	1.08%	1.07%	1.09%	1.08%	1.07%	1.08%
Gross expenses	1.08%	1.07%	1.09%	1.08%	1.07%	1.08%
Net investment income (loss)	4.69%	2.93%	2.36%	2.42%	2.12%	1.82%
Portfolio turnover rate	12%	34%	39%	20%	16%	14%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   201

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$18.70	$18.58	$19.03	$16.53	$20.60	$16.41
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.40	0.53	0.34	0.39	0.35	0.29
Net realized and unrealized gain (loss)	(3.24)	0.43	(0.45)	2.52	(4.12)	4.25
Total from investment operations	(2.84)	0.96	(0.11)	2.91	(3.77)	4.54
Less distributions from:
Net investment income	—	(0.84)	(0.34)	(0.41)	(0.30)	(0.35)
Total distributions	—	(0.84)	(0.34)	(0.41)	(0.30)	(0.35)
Net asset value, end of period	$15.86	$18.70	$18.58	$19.03	$16.53	$20.60
Total Return (b)	-15.19%	5.19%	-0.34%	17.73%	-18.32%	27.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$296,249	$371,863	$421,990	$969,347	$1,004,569	$1,515,715
Ratios to average net assets (c):
Net expenses	1.34%	1.32%	1.34%	1.34%	1.32%	1.34%
Gross expenses	1.34%	1.32%	1.34%	1.34%	1.32%	1.34%
Net investment income (loss)	4.48%	2.68%	2.08%	2.19%	1.85%	1.55%
Portfolio turnover rate	12%	34%	39%	20%	16%	14%

The accompanying notes are an integral part of these financial statements.

202   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout the period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
R6 Shares
Net asset value, beginning of period	$18.13	$18.04	$18.47	$16.06	$20.02	$15.96
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.40	0.54	0.40	0.40	0.40	0.35
Net realized and unrealized gain (loss)	(3.13)	0.44	(0.45)	2.46	(4.02)	4.11
Total from investment operations	(2.73)	0.98	(0.05)	2.86	(3.62)	4.46
Less distributions from:
Net investment income	—	(0.89)	(0.38)	(0.45)	(0.34)	(0.40)
Total distributions	—	(0.89)	(0.38)	(0.45)	(0.34)	(0.40)
Net asset value, end of period	$15.40	$18.13	$18.04	$18.47	$16.06	$20.02
Total Return (b)	-15.06%	5.44%	0.01%	17.98%	-18.09%	28.02%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,408	$9,880	$23,631	$184,337	$232,507	$372,568
Ratios to average net assets (c):
Net expenses	1.09%	1.06%	1.08%	1.08%	1.07%	1.08%
Gross expenses	1.12%	1.08%	1.09%	1.08%	1.07%	1.08%
Net investment income (loss)	4.61%	2.83%	2.52%	2.30%	2.15%	1.91%
Portfolio turnover rate	12%	34%	39%	20%	16%	14%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   203

LAZARD EMERGING MARKETS STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$12.87	$13.80	$12.18	$10.02	$12.93	$9.60
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.17	0.19	0.13	0.13	0.17	0.10
Net realized and unrealized gain (loss)	(2.46)	(0.96)	1.66	2.29	(2.89)	3.35
Total from investment operations	(2.29)	(0.77)	1.79	2.42	(2.72)	3.45
Less distributions from:
Net investment income	—	(0.16)	(0.17)	(0.26)	(0.19)	(0.12)
Total distributions	—	(0.16)	(0.17)	(0.26)	(0.19)	(0.12)
Net asset value, end of period	$10.58	$12.87	$13.80	$12.18	$10.02	$12.93
Total Return (b)	-17.79%	-5.54%	14.74%	24.21%	-21.05%	35.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$46,499	$57,269	$74,406	$96,399	$291,404	$385,492
Ratios to average net assets (c):
Net expenses	1.15%	1.18%	1.22%	1.26%	1.15%	1.21%
Gross expenses	1.47%	1.33%	1.46%	1.26%	1.15%	1.21%
Net investment income (loss)	2.85%	1.33%	1.18%	1.16%	1.39%	0.90%
Portfolio turnover rate	12%	95%	53%	56%	61%	57%

The accompanying notes are an integral part of these financial statements.

204   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$12.92	$13.85	$12.23	$10.03	$12.95	$9.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.14	0.10	0.14	0.12	0.06
Net realized and unrealized gain (loss)	(2.47)	(0.94)	1.65	2.29	(2.89)	3.34
Total from investment operations	(2.31)	(0.80)	1.75	2.43	(2.77)	3.40
Less distributions from:
Net investment income	—	(0.13)	(0.13)	(0.23)	(0.15)	(0.07)
Total distributions	—	(0.13)	(0.13)	(0.23)	(0.15)	(0.07)
Net asset value, end of period	$10.61	$12.92	$13.85	$12.23	$10.03	$12.95
Total Return (b)	-17.88%	-5.75%	14.39%	24.21%	-21.39%	35.38%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,612	$2,949	$4,019	$5,977	$6,200	$9,728
Ratios to average net assets (c):
Net expenses	1.40%	1.43%	1.48%	1.52%	1.53%	1.60%
Gross expenses	1.87%	1.71%	1.83%	1.77%	1.53%	1.61%
Net investment income (loss)	2.73%	1.01%	0.88%	1.27%	1.01%	0.50%
Portfolio turnover rate	12%	95%	53%	56%	61%	57%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   205

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 9/29/17* to
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$10.78	$10.17	$10.17	$8.84	$10.38	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.15	0.10	0.19	0.20	0.03
Net realized and unrealized gain (loss)	(0.86)	2.14	0.02	1.73	(0.75)	0.40
Total from investment operations	(0.78)	2.29	0.12	1.92	(0.55)	0.43
Less distributions from:
Net investment income	—	(0.15)	(0.07)	(0.15)	(0.21)	(0.03)
Net realized gains	—	(1.53)	(0.05)	(0.44)	(0.78)	(0.02)
Total distributions	—	(1.68)	(0.12)	(0.59)	(0.99)	(0.05)
Net asset value, end of period	$10.00	$10.78	$10.17	$10.17	$8.84	$10.38
Total Return (b)	-7.24%	22.76%	1.15%	21.70%	-5.10%	4.25%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$146,862	$105,429	$91,720	$39,878	$8,341	$5,566
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.02%	0.98%	1.11%	1.36%	3.42%	3.21%
Net investment income (loss)	1.42%	1.29%	1.09%	1.95%	1.94%	1.26%
Portfolio turnover rate	79%	73%	79%	95%	97%	10%

The accompanying notes are an integral part of these financial statements.

206   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended				For the Period 9/29/17* to
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$10.77	$10.17	$10.17	$8.84	$10.38	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.12	0.09	0.16	0.19	0.03
Net realized and unrealized gain (loss)	(0.86)	2.13	— (d)	1.73	(0.77)	0.39
Total from investment operations	(0.78)	2.25	0.09	1.89	(0.58)	0.42
Less distributions from:
Net investment income	—	(0.12)	(0.04)	(0.12)	(0.18)	(0.02)
Net realized gains	—	(1.53)	(0.05)	(0.44)	(0.78)	(0.02)
Total distributions	—	(1.65)	(0.09)	(0.56)	(0.96)	(0.04)
Net asset value, end of period	$9.99	$10.77	$10.17	$10.17	$8.84	$10.38
Total Return (b)	-7.24%	22.36%	0.90%	21.40%	-5.34%	4.18%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$177	$93	$129	$312	$190	$111
Ratios to average net assets (c):
Net expenses	1.20%	1.20%	1.20%	1.18%	1.20%	1.20%
Gross expenses	5.00%	4.45%	3.64%	5.78%	10.19%	23.62%
Net investment income (loss)	1.48%	1.05%	1.00%	1.64%	1.75%	1.14%
Portfolio turnover rate	79%	73%	79%	95%	97%	10%

†	Unaudited.
*	The Portfolio commenced operations on September 29, 2017.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   207

LAZARD GLOBAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$18.77	$16.32	$14.56	$11.72	$13.04	$10.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.09	0.07	0.11	0.09	0.07
Net realized and unrealized gain (loss)	(3.89)	3.11	2.24	2.84	(1.02)	2.93
Total from investment operations	(3.83)	3.20	2.31	2.95	(0.93)	3.00
Less distributions from:
Net investment income	—	(0.09)	(0.05)	(0.10)	(0.06)	(0.10)
Net realized gains	—	(0.66)	(0.50)	—	(0.32)	(0.39)
Return of capital	—	—	—	(0.01)	(0.01)	—
Total distributions	—	(0.75)	(0.55)	(0.11)	(0.39)	(0.49)
Net asset value, end of period	$14.94	$18.77	$16.32	$14.56	$11.72	$13.04
Total Return (b)	-20.40%	19.75%	15.97%	25.20%	-7.12%	28.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$94,144	$109,943	$92,418	$82,057	$65,382	$58,201
Ratios to average net assets (c):
Net expenses	0.87%	0.84%	0.90%	1.01%	1.05%	1.05%
Gross expenses	0.87%	0.84%	0.95%	1.08%	1.08%	1.30%
Net investment income (loss)	0.76%	0.50%	0.46%	0.85%	0.70%	0.60%
Portfolio turnover rate	8%	22%	90%	25%	34%	34%

The accompanying notes are an integral part of these financial statements.

208   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$18.78	$16.33	$14.57	$11.73	$13.04	$10.54
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.03	0.05	0.08	0.05	0.04
Net realized and unrealized gain (loss)	(3.90)	3.11	2.22	2.83	(1.01)	2.91
Total from investment operations	(3.86)	3.14	2.27	2.91	(0.96)	2.95
Less distributions from:
Net investment income	—	(0.03)	(0.01)	(0.07)	(0.02)	(0.06)
Net realized gains	—	(0.66)	(0.50)	—	(0.32)	(0.39)
Return of capital	—	—	—	— (d)	(0.01)	—
Total distributions	—	(0.69)	(0.51)	(0.07)	(0.35)	(0.45)
Net asset value, end of period	$14.92	$18.78	$16.33	$14.57	$11.73	$13.04
Total Return (b)	-20.55%	19.37%	15.67%	24.82%	-7.33%	28.01%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,228	$1,543	$1,158	$933	$763	$711
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.30%	1.35%	1.35%
Gross expenses	1.47%	1.40%	1.74%	2.36%	2.80%	3.70%
Net investment income (loss)	0.47%	0.18%	0.35%	0.56%	0.41%	0.32%
Portfolio turnover rate	8%	22%	90%	25%	34%	34%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   209

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$16.50	$14.65	$15.78	$13.51	$15.99	$14.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.27 *	0.61 *	0.27	0.40	0.41	0.39
Net realized and unrealized gain (loss)	(0.34)	2.27	(1.02)	2.57	(0.96)	2.54
Total from investment operations	(0.07)	2.88	(0.75)	2.97	(0.55)	2.93
Less distributions from:
Net investment income	(0.34)	(0.72)	(0.04)	(0.70)	(0.72)	(0.29)
Net realized gains	—	(0.31)	(0.27)	—	(1.21)	(0.82)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.34)	(1.03)	(0.38)	(0.70)	(1.93)	(1.11)
Net asset value, end of period	$16.09	$16.50	$14.65	$15.78	$13.51	$15.99
Total Return (b)	-0.41%*	19.87%*	-4.48%	22.26%	-3.68%	20.73%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,104,350	$7,308,516	$7,289,680	$7,277,512	$4,924,359	$4,778,042
Ratios to average net assets (c):
Net expenses	0.96%	0.96%	0.96%	0.95%	0.95%	0.95%
Gross expenses	0.96%	0.96%	0.96%	0.95%	0.95%	0.95%
Net investment income (loss)	3.38%*	3.86%*	1.87%	2.63%	2.65%	2.44%
Portfolio turnover rate	9%	28%	42%	33%	49%	33%

The accompanying notes are an integral part of these financial statements.

210   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$16.51	$14.66	$15.79	$13.52	$16.01	$14.20
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.27 *	0.55 *	0.23	0.36	0.37	0.35
Net realized and unrealized gain (loss)	(0.37)	2.29	(1.01)	2.57	(0.97)	2.55
Total from investment operations	(0.10)	2.84	(0.78)	2.93	(0.60)	2.90
Less distributions from:
Net investment income	(0.32)	(0.68)	(0.03)	(0.66)	(0.68)	(0.27)
Net realized gains	—	(0.31)	(0.25)	—	(1.21)	(0.82)
Return of capital	—	—	(0.07)	—	—	—
Total distributions	(0.32)	(0.99)	(0.35)	(0.66)	(1.89)	(1.09)
Net asset value, end of period	$16.09	$16.51	$14.66	$15.79	$13.52	$16.01
Total Return (b)	-0.60%*	19.56%*	-4.68%	21.94%	-3.98%	20.47%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$355,865	$300,372	$307,757	$448,387	$426,749	$633,243
Ratios to average net assets (c):
Net expenses	1.21%	1.21%	1.21%	1.20%	1.20%	1.21%
Gross expenses	1.21%	1.21%	1.21%	1.20%	1.20%	1.21%
Net investment income (loss)	3.28%*	3.50%*	1.57%	2.39%	2.36%	2.16%
Portfolio turnover rate	9%	28%	42%	33%	49%	33%

†	Unaudited.
*	Includes $0.01 and $0.04 of refunds received as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2022 and year ended December 31, 2021, respectively. There was a 0.06% and 0.29% impact on the total return of the Portfolio for period ended June 30, 2022 and year ended December 31, 2021, respectively. There was a 0.06% and 0.26% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2022 and year ended December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Return for a period of less than one year is not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   211

LAZARD GLOBAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*	12/31/17*
Institutional Shares
Net asset value, beginning of period	$13.49	$12.12	$10.30	$8.20	$11.55	$47.95
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.26	0.02	0.10	0.05	0.40
Net realized and unrealized gain (loss)	(3.06)	1.69	2.17	2.30	(0.90)	11.20
Total from investment operations	(3.04)	1.95	2.19	2.40	(0.85)	11.60
Less distributions from:
Net investment income	—	(0.22)	(0.01)	(0.10)	(0.05)	(1.00)
Net realized gains	—	(0.36)	(0.36)	(0.20)	(2.45)	(47.00)
Total distributions	—	(0.58)	(0.37)	(0.30)	(2.50)	(48.00)
Net asset value, end of period	$10.45	$13.49	$12.12	$10.30	$8.20	$11.55
Total Return (b)	-22.54%	16.13%	21.48%	29.19%	-9.16%	24.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,261	$17,502	$4,076	$3,185	$2,505	$2,750
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.97%	1.00%	1.05%	1.10%
Gross expenses	1.93%	1.88%	5.74%	6.07%	6.41%	2.06%
Net investment income (loss)	0.40%	1.97%	0.23%	1.01%	0.60%	0.76%
Portfolio turnover rate	18%	40%	59%	49%	46%	65%

The accompanying notes are an integral part of these financial statements.

212   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*	12/31/17*
Open Shares
Net asset value, beginning of period	$13.38	$12.02	$10.25	$8.15	$11.50	$47.95
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.19	— (d)	0.05	0.05	0.15
Net realized and unrealized gain (loss)	(3.05)	1.72	2.13	2.30	(0.95)	11.25
Total from investment operations	(3.04)	1.91	2.13	2.35	(0.90)	11.40
Less distributions from:
Net investment income	—	(0.19)	— (d)	(0.05)	— (d)	(0.85)
Net realized gains	—	(0.36)	(0.36)	(0.20)	(2.45)	(47.00)
Total distributions	—	(0.55)	(0.36)	(0.25)	(2.45)	(47.85)
Net asset value, end of period	$10.34	$13.38	$12.02	$10.25	$8.15	$11.50
Total Return (b)	-22.72%	15.90%	20.96%	29.01%	-9.39%	23.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$163	$210	$184	$144	$131	$149
Ratios to average net assets (c):
Net expenses	1.20%	1.20%	1.22%	1.29%	1.35%	1.41%
Gross expenses	4.57%	4.09%	8.76%	13.26%	14.05%	12.33%
Net investment income (loss)	0.15%	1.47%	-0.01%	0.72%	0.29%	0.34%
Portfolio turnover rate	18%	40%	59%	49%	46%	65%

†	Unaudited.
*	On December 17, 2020, the Fund effected a 1:5 reverse share split. All per share data prior to December 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   213

LAZARD INTERNATIONAL EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$11.19	$10.32	$9.99	$8.70	$10.92	$8.91
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22	0.29	0.20	0.22	0.24	0.19
Net realized and unrealized gain (loss)	(2.26)	1.15	0.33	1.29	(2.01)	2.03
Total from investment operations	(2.04)	1.44	0.53	1.51	(1.77)	2.22
Less distributions from:
Net investment income	—	(0.29)	(0.20)	(0.22)	(0.33)	(0.21)
Net realized gains	—	(0.28)	—	—	(0.12)	—
Total distributions	—	(0.57)	(0.20)	(0.22)	(0.45)	(0.21)
Net asset value, end of period	$9.15	$11.19	$10.32	$9.99	$8.70	$10.92
Total Return (b)	-18.23%	13.94%	5.41%	17.37%	-16.26%	24.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,308	$2,855	$2,472	$2,408	$2,051	$2,508
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	7.11%	5.81%	8.57%	8.40%	7.60%	8.91%
Net investment income (loss)	4.22%	2.54%	2.24%	2.30%	2.29%	1.89%
Portfolio turnover rate	43%	99%	109%	66%	72%	88%

The accompanying notes are an integral part of these financial statements.

214   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$11.20	$10.32	$9.99	$8.70	$10.92	$8.91
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.26	0.18	0.19	0.21	0.16
Net realized and unrealized gain (loss)	(2.26)	1.16	0.33	1.29	(2.01)	2.03
Total from investment operations	(2.06)	1.42	0.51	1.48	(1.80)	2.19
Less distributions from:
Net investment income	—	(0.26)	(0.18)	(0.19)	(0.30)	(0.18)
Net realized gains	—	(0.28)	—	—	(0.12)	—
Total distributions	—	(0.54)	(0.18)	(0.19)	(0.42)	(0.18)
Net asset value, end of period	$9.14	$11.20	$10.32	$9.99	$8.70	$10.92
Total Return (b)	-18.39%	13.75%	5.14%	17.03%	-16.52%	24.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$110	$135	$119	$113	$97	$116
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.18%	1.20%	1.20%
Gross expenses	10.78%	9.38%	12.55%	17.72%	17.67%	20.85%
Net investment income (loss)	3.97%	2.29%	1.99%	2.02%	1.99%	1.58%
Portfolio turnover rate	43%	99%	109%	66%	72%	88%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   215

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$17.98	$20.02	$18.61	$15.68	$19.61	$16.20
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23 *	0.67 *	0.21	0.37	0.37	0.26
Net realized and unrealized gain (loss)	(3.36)	0.49	1.41	2.95	(3.06)	3.43
Total from investment operations	(3.13)	1.16	1.62	3.32	(2.69)	3.69
Less distributions from:
Net investment income	—	(1.07)	(0.21)	(0.39)	(0.42)	(0.28)
Net realized gains	—	(2.13)	—	—	(0.82)	—
Total distributions	—	(3.20)	(0.21)	(0.39)	(1.24)	(0.28)
Net asset value, end of period	$14.85	$17.98	$20.02	$18.61	$15.68	$19.61
Total Return (b)	-17.41%*	6.00%*	8.76%	21.19%	-13.61%#	22.81%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,089,393	$1,567,011	$2,812,450	$2,495,021	$2,102,735	$2,835,262
Ratios to average net assets (c):
Net expenses	0.85%	0.82%	0.82%	0.82%	0.81%	0.81%
Gross expenses	0.85%	0.82%	0.82%	0.82%	0.81%	0.81%
Net investment income (loss)	2.78%*	3.21%*	1.21%	2.13%	1.94%	1.44%
Portfolio turnover rate	18%	34%	38%	37%	36%	31%

The accompanying notes are an integral part of these financial statements.

216   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$18.24	$20.26	$18.84	$15.87	$19.83	$16.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.22 *	0.63 *	0.17	0.33	0.32	0.30
Net realized and unrealized gain (loss)	(3.41)	0.50	1.41	2.98	(3.08)	3.38
Total from investment operations	(3.19)	1.13	1.58	3.31	(2.76)	3.68
Less distributions from:
Net investment income	—	(1.02)	(0.16)	(0.34)	(0.38)	(0.23)
Net realized gains	—	(2.13)	—	—	(0.82)	—
Total distributions	—	(3.15)	(0.16)	(0.34)	(1.20)	(0.23)
Net asset value, end of period	$15.05	$18.24	$20.26	$18.84	$15.87	$19.83
Total Return (b)	-17.49%*	5.76%*	8.43%	20.89%	-13.83%#	22.50%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$58,568	$93,296	$120,781	$257,308	$227,483	$275,014
Ratios to average net assets (c):
Net expenses	1.10%	1.07%	1.08%	1.07%	1.06%	1.06%
Gross expenses	1.10%	1.07%	1.08%	1.07%	1.06%	1.06%
Net investment income (loss)	2.61%*	2.98%*	0.97%	1.84%	1.67%	1.69%
Portfolio turnover rate	18%	34%	38%	37%	36%	31%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   217

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout the period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
R6 Shares
Net asset value, beginning of period	$17.95	$19.99	$18.58	$15.66	$19.59	$16.18
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.23 *	0.67 *	0.21	0.38	0.36	0.31
Net realized and unrealized gain (loss)	(3.35)	0.50	1.41	2.93	(3.05)	3.38
Total from investment operations	(3.12)	1.17	1.62	3.31	(2.69)	3.69
Less distributions from:
Net investment income	—	(1.08)	(0.21)	(0.39)	(0.42)	(0.28)
Net realized gains	—	(2.13)	—	—	(0.82)	—
Total distributions	—	(3.21)	(0.21)	(0.39)	(1.24)	(0.28)
Net asset value, end of period	$14.83	$17.95	$19.99	$18.58	$15.66	$19.59
Total Return (b)	-17.38%*	6.03%*	8.79%	21.17%	-13.62%#	22.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$65,228	$116,187	$129,419	$107,574	$106,516	$693,744
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.81%	0.80%	0.80%	0.80%
Gross expenses	0.85%	0.82%	0.83%	0.82%	0.81%	0.81%
Net investment income (loss)	2.85%*	3.20%*	1.21%	2.19%	1.84%	1.68%
Portfolio turnover rate	18%	34%	38%	37%	36%	31%

The accompanying notes are an integral part of these financial statements.

218   Semi-Annual Report

†	Unaudited.
*	Includes $0.02 and $0.07 of refunds as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2022 and year ended December 31, 2021, respectively. There was a 0.11% impact on the total return of the Portfolio for period ended June 30, 2022 and 0.42% impact to the Institutional and R6 Share Class and a 0.40% impact to the Open Class on the total return of the Portfolio for the year ended December 31, 2021, respectively. There was a 0.27% and 0.31% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2022 and year ended December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represent a realized gain and were recorded in the period received. There was a 0.16%, 0.16% and 0.33% impact on the total return of the Portfolio’s Institutional, Open and R6 Shares, respectively.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   219

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$11.51	$11.53	$10.75	$9.13	$11.02	$8.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.31	0.11	0.23	0.18	0.13
Net realized and unrealized gain (loss)	(2.09)	0.06	0.78	1.62	(1.82)	2.31
Total from investment operations	(1.96)	0.37	0.89	1.85	(1.64)	2.44
Less distributions from:
Net investment income	—	(0.32)	(0.11)	(0.23)	(0.25)	(0.07)
Net realized gains	—	(0.07)	—	—	—	—
Total distributions	—	(0.39)	(0.11)	(0.23)	(0.25)	(0.07)
Net asset value, end of period	$9.55	$11.51	$11.53	$10.75	$9.13	$11.02
Total Return (b)	-17.03%	3.24%	8.33%	20.32%	-14.90%	28.31%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$62,193	$78,782	$92,121	$93,586	$74,582	$53,929
Ratios to average net assets (c):
Net expenses	0.90%	0.87%	0.90%	0.97%	1.05%	1.05%
Gross expenses	0.94%	0.87%	0.95%	0.99%	1.05%	1.31%
Net investment income (loss)	2.39%	2.60%	1.10%	2.29%	1.73%	1.27%
Portfolio turnover rate	24%	35%	34%	42%	32%	30%

The accompanying notes are an integral part of these financial statements.

220   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$11.57	$11.58	$10.80	$9.17	$11.03	$8.66
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.24	0.08	0.19	0.15	0.10
Net realized and unrealized gain (loss)	(2.10)	0.11	0.78	1.64	(1.82)	2.31
Total from investment operations	(1.99)	0.35	0.86	1.83	(1.67)	2.41
Less distributions from:
Net investment income	—	(0.29)	(0.08)	(0.20)	(0.19)	(0.04)
Net realized gains	—	(0.07)	—	—	—	—
Total distributions	—	(0.36)	(0.08)	(0.20)	(0.19)	(0.04)
Net asset value, end of period	$9.58	$11.57	$11.58	$10.80	$9.17	$11.03
Total Return (b)	-17.20%	3.03%	8.02%	19.97%	-15.16%	27.89%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,131	$4,166	$2,868	$2,502	$1,502	$2,831
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.28%	1.35%	1.35%
Gross expenses	1.31%	1.26%	1.38%	1.74%	1.83%	2.07%
Net investment income (loss)	2.15%	2.03%	0.80%	1.87%	1.42%	1.01%
Portfolio turnover rate	24%	35%	34%	42%	32%	30%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   221

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 12/31/18* to
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18
Institutional Shares
Net asset value, beginning of period	$16.80	$15.59	$12.69	$9.98	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.07	0.03	0.08	—
Net realized and unrealized gain (loss)	(3.97)	1.48	3.01	2.95	(0.02)
Total from investment operations	(3.88)	1.55	3.04	3.03	(0.02)
Less distributions from:
Net investment income	—	(0.03)	(0.01)	(0.27)	—
Net realized gains	—	(0.31)	(0.13)	(0.05)	—
Total distributions	—	(0.34)	(0.14)	(0.32)	—
Net asset value, end of period	$12.92	$16.80	$15.59	$12.69	$9.98
Total Return (b)	-23.10%	9.99%	23.95%	30.32%	-0.20%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$113,980	$62,468	$10,473	$3,958	$149
Ratios to average net assets (c):
Net expenses	0.85%	0.85%	0.85%	0.85%	0.00%
Gross expenses	0.99%	1.24%	3.58%	8.16%	8.45%
Net investment income (loss)	1.23%	0.44%	0.24%	0.65%	0.00%
Portfolio turnover rate	10%	7%	12%	20%	0%

The accompanying notes are an integral part of these financial statements.

222   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 12/31/18* to
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18
Open Shares
Net asset value, beginning of period	$16.70	$15.51	$12.65	$10.00	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.03	(0.02)	0.07	—
Net realized and unrealized gain (loss)	(3.93)	1.47	3.01	2.90	— (d)
Total from investment operations	(3.87)	1.50	2.99	2.97	— (d)
Less distributions from:
Net investment income	—	—	—	(0.27)	—
Net realized gains	—	(0.31)	(0.13)	(0.05)	—
Total distributions	—	(0.31)	(0.13)	(0.32)	—
Net asset value, end of period	$12.83	$16.70	$15.51	$12.65	$10.00
Total Return (b)	-23.17%	9.69%	23.63%	29.66%	0.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$265	$333	$291	$10	$1
Ratios to average net assets (c):
Net expenses	1.10%	1.10%	1.10%	1.10%	0.00%
Gross expenses	2.74%	2.76%	9.57%	142.50%	0.40%
Net investment income (loss)	0.81%	0.18%	-0.15%	0.60%	0.00%
Portfolio turnover rate	10%	7%	12%	20%	0%

†	Unaudited.
*	The Portfolio commenced operations on December 31, 2018.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   223

LAZARD INTERNATIONAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$10.99	$13.50	$12.19	$9.95	$13.79	$10.10
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.20 *	0.06	0.13	0.12	0.10
Net realized and unrealized gain (loss)	(3.20)	1.33	1.53	2.42	(3.51)	3.59
Total from investment operations	(3.09)	1.53	1.59	2.55	(3.39)	3.69
Less distributions from:
Net investment income	—	(0.56)	(0.28)	(0.05)	(0.27)	—
Net realized gains	—	(3.48)	—	(0.26)	(0.18)	—
Total distributions	—	(4.04)	(0.28)	(0.31)	(0.45)	—
Net asset value, end of period	$7.90	$10.99	$13.50	$12.19	$9.95	$13.79
Total Return (b)	-28.12%	11.83%*	13.44%	26.01%	-24.88%#	36.53%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,616	$14,542	$29,374	$37,677	$35,121	$41,267
Ratios to average net assets (c):
Net expenses	1.13%	1.12%	1.15%	1.14%	1.08%	1.09%
Gross expenses	1.63%	1.24%	1.29%	1.15%	1.08%	1.09%
Net investment income (loss)	2.22%	1.34%*	0.57%	1.14%	0.96%	0.85%
Portfolio turnover rate	25%	47%	50%	37%	59%	35%

The accompanying notes are an integral part of these financial statements.

224   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$11.03	$13.50	$12.19	$9.97	$13.82	$10.15
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.15 *	0.04	0.10	0.11	0.07
Net realized and unrealized gain (loss)	(3.22)	1.35	1.52	2.43	(3.54)	3.60
Total from investment operations	(3.11)	1.50	1.56	2.53	(3.43)	3.67
Less distributions from:
Net investment income	—	(0.49)	(0.25)	(0.05)	(0.24)	—
Net realized gains	—	(3.48)	—	(0.26)	(0.18)	—
Total distributions	—	(3.97)	(0.25)	(0.31)	(0.42)	—
Net asset value, end of period	$7.92	$11.03	$13.50	$12.19	$9.97	$13.82
Total Return (b)	-28.20%	11.61%*	13.15%	25.76%	-25.09%#	36.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,472	$11,969	$12,581	$19,780	$20,265	$42,362
Ratios to average net assets (c):
Net expenses	1.38%	1.37%	1.40%	1.39%	1.34%	1.34%
Gross expenses	1.88%	1.51%	1.56%	1.43%	1.34%	1.34%
Net investment income (loss)	2.34%	1.05%*	0.33%	0.86%	0.83%	0.61%
Portfolio turnover rate	25%	47%	50%	37%	59%	35%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   225

†	Unaudited.
*	Includes $0.03 of refunds received as a result of European Union dividend withholding tax reclaims filings. There was a 0.31% impact on the total return of the Portfolio. There was a 0.17% impact on the net investment income (loss) ratio of the Portfolio. Refer to Note 2(b) in the Notes to Financial Statements for further information.
#	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.46% and 0.53% impact on the total return of the Portfolio’s Institutional and Open Shares, respectively.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

226   Semi-Annual Report

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$16.37	$16.83	$15.38	$12.89	$15.70	$12.44
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18 *	0.56 *	0.17	0.24	0.21	0.17
Net realized and unrealized gain (loss)	(3.31)	0.42	1.45	2.53	(1.85)	3.29
Total from investment operations	(3.13)	0.98	1.62	2.77	(1.64)	3.46
Less distributions from:
Net investment income	—	(0.62)	(0.17)	(0.28)	(0.21)	(0.20)
Net realized gains	—	(0.51)	—	—	(0.96)	—
Return of capital	—	(0.31)	—	—	—	—
Total distributions	—	(1.44)	(0.17)	(0.28)	(1.17)	(0.20)
Net asset value, end of period	$13.24	$16.37	$16.83	$15.38	$12.89	$15.70
Total Return (b)	-19.12%*	5.99%*	10.58%	21.55%	-10.35%	27.85%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,495,722	$5,713,405	$5,270,611	$5,505,271	$4,630,334	$5,911,184
Ratios to average net assets (c):
Net expenses	0.81%	0.80%	0.81%	0.80%	0.80%	0.80%
Gross expenses	0.81%	0.80%	0.81%	0.80%	0.80%	0.80%
Net investment income (loss)	2.40%*	3.15%*	1.18%	1.66%	1.36%	1.20%
Portfolio turnover rate	18%	31%	37%	36%	40%	44%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   227

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$16.53	$16.99	$15.52	$13.01	$15.83	$12.55
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15 *	0.52 *	0.14	0.21	0.17	0.14
Net realized and unrealized gain (loss)	(3.32)	0.42	1.46	2.55	(1.86)	3.30
Total from investment operations	(3.17)	0.94	1.60	2.76	(1.69)	3.44
Less distributions from:
Net investment income	—	(0.60)	(0.13)	(0.25)	(0.17)	(0.16)
Net realized gains	—	(0.51)	—	—	(0.96)	—
Return of capital	—	(0.29)	—	—	—	—
Total distributions	—	(1.40)	(0.13)	(0.25)	(1.13)	(0.16)
Net asset value, end of period	$13.36	$16.53	$16.99	$15.52	$13.01	$15.83
Total Return (b)	-19.18%*	5.67%*	10.34%	21.21%	-10.55%	27.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$320,867	$460,862	$535,285	$682,035	$832,548	$1,216,861
Ratios to average net assets (c):
Net expenses	1.07%	1.06%	1.06%	1.06%	1.05%	1.06%
Gross expenses	1.07%	1.06%	1.06%	1.06%	1.05%	1.06%
Net investment income (loss)	2.05%*	2.88%*	0.94%	1.47%	1.10%	0.97%
Portfolio turnover rate	18%	31%	37%	36%	40%	44%

The accompanying notes are an integral part of these financial statements.

228   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
R6 Shares
Net asset value, beginning of period	$16.38	$16.85	$15.39	$12.90	$15.71	$12.45
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.18 *	0.56 *	0.17	0.23	0.21	0.16
Net realized and unrealized gain (loss)	(3.31)	0.41	1.46	2.54	(1.85)	3.30
Total from investment operations	(3.13)	0.97	1.63	2.77	(1.64)	3.46
Less distributions from:
Net investment income	—	(0.62)	(0.17)	(0.28)	(0.21)	(0.20)
Net realized gains	—	(0.51)	—	—	(0.96)	—
Return of capital	—	(0.31)	—	—	—	—
Total distributions	—	(1.44)	(0.17)	(0.28)	(1.17)	(0.20)
Net asset value, end of period	$13.25	$16.38	$16.85	$15.39	$12.90	$15.71
Total Return (b)	-19.11%*	5.93%*	10.64%	21.54%	-10.35%	27.82%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$98,175	$124,625	$118,678	$120,118	$97,394	$110,383
Ratios to average net assets (c):
Net expenses	0.81%	0.80%	0.81%	0.80%	0.80%	0.80%
Gross expenses	0.82%	0.81%	0.82%	0.81%	0.81%	0.82%
Net investment income (loss)	2.39%*	3.16%*	1.16%	1.61%	1.34%	1.15%
Portfolio turnover rate	18%	31%	37%	36%	40%	44%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   229

†	Unaudited.
*	Includes $0.02 and $0.06 of refunds received as a result of European Union dividend withholding tax reclaims filings for the period ended June 30, 2022 and year ended December 31, 2021, respectively. There was a 0.12% impact on the total return of the Portfolio for period ended June 30, 2022 and 0.39% impact to the Institutional Share Class and R6 Share Class and a 0.38% impact to the Open Share Class on the total return of the Portfolio for the year ended December 31, 2021. There was a 0.30% and 0.33% impact on the net investment income (loss) ratio of the Portfolio for the period ended June 30, 2022 and year ended December 31, 2021, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

230   Semi-Annual Report

LAZARD MANAGED EQUITY VOLATILITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$13.17	$11.78	$12.66	$10.55	$11.57	$9.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.21	0.21	0.21	0.19	0.19
Net realized and unrealized gain (loss)	(1.47)	2.01	(0.87)	2.08	(1.03)	1.87
Total from investment operations	(1.34)	2.22	(0.66)	2.29	(0.84)	2.06
Less distributions from:
Net investment income	—	(0.39)	(0.09)	(0.18)	(0.16)	(0.17)
Net realized gains	—	(0.44)	(0.13)	— (b)	(0.02)	(0.31)
Total distributions	—	(0.83)	(0.22)	(0.18)	(0.18)	(0.48)
Net asset value, end of period	$11.83	$13.17	$11.78	$12.66	$10.55	$11.57
Total Return (c)	-10.17%	19.00%	-5.18%	21.69%	-7.21%	20.57%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,667	$31,040	$25,737	$34,354	$20,709	$4,180
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.26%	1.20%	1.23%	1.36%	1.64%	6.51%
Net investment income (loss)	2.06%	1.62%	1.83%	1.72%	1.66%	1.71%
Portfolio turnover rate	51%	110%	138%	103%	122%	87%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   231

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$13.16	$11.78	$12.65	$10.54	$11.56	$9.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.18	0.19	0.17	0.15	0.16
Net realized and unrealized gain (loss)	(1.46)	2.00	(0.87)	2.08	(1.02)	1.85
Total from investment operations	(1.35)	2.18	(0.68)	2.25	(0.87)	2.01
Less distributions from:
Net investment income	—	(0.36)	(0.06)	(0.14)	(0.13)	(0.13)
Net realized gains	—	(0.44)	(0.13)	— (b)	(0.02)	(0.31)
Total distributions	—	(0.80)	(0.19)	(0.14)	(0.15)	(0.44)
Net asset value, end of period	$11.81	$13.16	$11.78	$12.65	$10.54	$11.56
Total Return (c)	-10.26%	18.62%	-5.34%	21.36%	-7.50%	20.11%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78	$87	$76	$231	$183	$315
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.00%	1.03%	1.05%	1.05%
Gross expenses	6.92%	6.85%	4.39%	5.81%	5.86%	12.07%
Net investment income (loss)	1.81%	1.39%	1.63%	1.46%	1.28%	1.42%
Portfolio turnover rate	51%	110%	138%	103%	122%	87%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

232   Semi-Annual Report

LAZARD US EQUITY CONCENTRATED PORTFOLIO

Selected data for a share of capital stock	Six Months
outstanding	Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$19.70	$18.05	$16.84	$12.89	$15.31	$14.16
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.08	0.12	0.13	0.18	0.14
Net realized and unrealized gain (loss)	(3.80)	4.55	1.39	3.96	(1.11)	2.05
Total from investment operations	(3.75)	4.63	1.51	4.09	(0.93)	2.19
Less distributions from:
Net investment income	—	(0.08)	(0.11)	(0.14)	(0.20)	(0.14)
Net realized gains	—	(2.90)	(0.19)	—	(1.29)	(0.90)
Total distributions	—	(2.98)	(0.30)	(0.14)	(1.49)	(1.04)
Net asset value, end of period	$15.95	$19.70	$18.05	$16.84	$12.89	$15.31
Total Return (b)	-19.04%	26.02%	8.98%	31.72%	-6.07%	15.49%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,394,033	$1,943,232	$1,936,367	$1,271,509	$1,040,851	$1,508,581
Ratios to average net assets (c):
Net expenses	0.77%	0.76%	0.76%	0.76%	0.75%	0.75%
Gross expenses	0.77%	0.76%	0.76%	0.76%	0.75%	0.75%
Net investment income (loss)	0.59%	0.38%	0.72%	0.85%	1.14%	0.90%
Portfolio turnover rate	23%	32%	43%	33%	69%	86%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   233

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$19.88	$18.19	$16.98	$12.99	$15.42	$14.25
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.03	0.08	0.09	0.13	0.10
Net realized and unrealized gain (loss)	(3.84)	4.58	1.38	3.99	(1.11)	2.07
Total from investment operations	(3.81)	4.61	1.46	4.08	(0.98)	2.17
Less distributions from:
Net investment income	—	(0.02)	(0.06)	(0.09)	(0.16)	(0.10)
Net realized gains	—	(2.90)	(0.19)	—	(1.29)	(0.90)
Total distributions	—	(2.92)	(0.25)	(0.09)	(1.45)	(1.00)
Net asset value, end of period	$16.07	$19.88	$18.19	$16.98	$12.99	$15.42
Total Return (b)	-19.16%	25.72%	8.63%	31.42%	-6.35%	15.22%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,726	$35,649	$34,358	$46,840	$50,981	$87,603
Ratios to average net assets (c):
Net expenses	1.04%	1.02%	1.02%	1.04%	1.03%	1.03%
Gross expenses	1.04%	1.02%	1.02%	1.04%	1.03%	1.03%
Net investment income (loss)	0.33%	0.13%	0.47%	0.55%	0.85%	0.62%
Portfolio turnover rate	23%	32%	43%	33%	69%	86%

The accompanying notes are an integral part of these financial statements.

234   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
R6 Shares
Net asset value, beginning of period	$19.76	$18.09	$16.89	$12.92	$15.34	$14.18
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.08	0.12	0.13	0.17	0.14
Net realized and unrealized gain (loss)	(3.82)	4.56	1.38	3.98	(1.10)	2.06
Total from investment operations	(3.77)	4.64	1.50	4.11	(0.93)	2.20
Less distributions from:
Net investment income	—	(0.07)	(0.11)	(0.14)	(0.20)	(0.14)
Net realized gains	—	(2.90)	(0.19)	—	(1.29)	(0.90)
Total distributions	—	(2.97)	(0.30)	(0.14)	(1.49)	(1.04)
Net asset value, end of period	$15.99	$19.76	$18.09	$16.89	$12.92	$15.34
Total Return (b)	-19.08%	26.06%	8.90%	31.79%	-6.08%	15.52%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,206	$2,720	$2,177	$2,091	$1,900	$361
Ratios to average net assets (c):
Net expenses	0.78%	0.76%	0.76%	0.76%	0.75%	0.75%
Gross expenses	0.90%	0.87%	0.92%	1.20%	2.16%	8.34%
Net investment income (loss)	0.60%	0.40%	0.73%	0.83%	1.15%	0.91%
Portfolio turnover rate	23%	32%	43%	33%	69%	86%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   235

LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$16.07	$13.37	$12.03	$10.23	$12.43	$11.63
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.08	0.11	0.13	0.14	0.14
Net realized and unrealized gain (loss)	(2.96)	3.54	1.94	3.11	(0.55)	1.94
Total from investment operations	(2.91)	3.62	2.05	3.24	(0.41)	2.08
Less distributions from:
Net investment income	—	(0.05)	(0.10)	(0.23)	(0.29)	(0.21)
Net realized gains	—	(0.87)	(0.61)	(1.21)	(1.50)	(1.07)
Total distributions	—	(0.92)	(0.71)	(1.44)	(1.79)	(1.28)
Net asset value, end of period	$13.16	$16.07	$13.37	$12.03	$10.23	$12.43
Total Return (b)	-18.11%	27.36%	17.29%	31.67%	-3.12%	18.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,605	$42,755	$31,075	$32,661	$60,629	$72,958
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.75%	0.75%	0.75%
Gross expenses	0.80%	0.76%	1.26%	0.92%	0.92%	0.95%
Net investment income (loss)	0.70%	0.54%	0.91%	1.07%	1.10%	1.10%
Portfolio turnover rate	16%	27%	54%	45%	62%	74%

The accompanying notes are an integral part of these financial statements.

236   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$16.16	$13.45	$12.09	$10.28	$12.48	$11.68
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.04	0.08	0.10	0.10	0.10
Net realized and unrealized gain (loss)	(2.98)	3.55	1.96	3.11	(0.54)	1.94
Total from investment operations	(2.95)	3.59	2.04	3.21	(0.44)	2.04
Less distributions from:
Net investment income	—	(0.01)	(0.07)	(0.19)	(0.26)	(0.17)
Net realized gains	—	(0.87)	(0.61)	(1.21)	(1.50)	(1.07)
Total distributions	—	(0.88)	(0.68)	(1.40)	(1.76)	(1.24)
Net asset value, end of period	$13.21	$16.16	$13.45	$12.09	$10.28	$12.48
Total Return (b)	-18.25%	26.96%	17.08%	31.25%	-3.40%	17.75%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,262	$1,569	$1,285	$1,117	$881	$1,013
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	1.03%	1.05%	1.05%
Gross expenses	1.28%	1.22%	1.79%	2.14%	2.33%	2.30%
Net investment income (loss)	0.44%	0.29%	0.67%	0.79%	0.80%	0.79%
Portfolio turnover rate	16%	27%	54%	45%	62%	74%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   237

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
R6 Shares
Net asset value, beginning of period	$16.08	$13.38	$12.04	$10.23	$12.43	$11.63
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.05	0.08	0.11	0.13	0.14	0.14
Net realized and unrealized gain (loss)	(2.97)	3.54	1.94	3.12	(0.55)	1.94
Total from investment operations	(2.92)	3.62	2.05	3.25	(0.41)	2.08
Less distributions from:
Net investment income	—	(0.05)	(0.10)	(0.23)	(0.29)	(0.21)
Net realized gains	—	(0.87)	(0.61)	(1.21)	(1.50)	(1.07)
Total distributions	—	(0.92)	(0.71)	(1.44)	(1.79)	(1.28)
Net asset value, end of period	$13.16	$16.08	$13.38	$12.04	$10.23	$12.43
Total Return (b)	-18.16%	27.34%	17.28%	31.76%	-3.13%	18.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,501	$36,066	$20,747	$10,609	$10,056	$11,394
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.74%	0.75%	0.75%
Gross expenses	0.80%	0.76%	1.27%	1.00%	1.01%	1.05%
Net investment income (loss)	0.71%	0.52%	0.91%	1.09%	1.10%	1.12%
Portfolio turnover rate	16%	27%	54%	45%	62%	74%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

238   Semi-Annual Report

LAZARD US SMALL-MID CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$14.97	$14.42	$13.64	$10.83	$14.65	$14.50
Income (Loss) from investment operations:
Net investment income (loss) (a)	—	0.01	0.04	0.06	0.05	0.06
Net realized and unrealized gain (loss)	(2.89)	2.81	0.82	3.19	(2.00)	1.95
Total from investment operations	(2.89)	2.82	0.86	3.25	(1.95)	2.01
Less distributions from:
Net investment income	—	(0.03)	(0.02)	(0.03)	(0.04)	(0.09)
Net realized gains	—	(2.24)	(0.06)	(0.41)	(1.83)	(1.77)
Total distributions	—	(2.27)	(0.08)	(0.44)	(1.87)	(1.86)
Net asset value, end of period	$12.08	$14.97	$14.42	$13.64	$10.83	$14.65
Total Return (b)	-19.31%	19.91%	6.44%	30.00%	-13.27%	14.12%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$61,938	$94,517	$91,984	$108,112	$113,677	$176,975
Ratios to average net assets (c):
Net expenses	1.01%	0.94%	0.98%	0.92%	0.87%	0.87%
Gross expenses	1.01%	0.94%	0.98%	0.92%	0.87%	0.87%
Net investment income (loss)	-0.02%	0.05%	0.31%	0.46%	0.35%	0.39%
Portfolio turnover rate	22%	66%	80%	90%	81%	79%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   239

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/22†	12/31/21	12/31/20		12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$13.56	$13.25	$12.58		$10.03	$13.72	$13.68
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.02)	(0.04)	—	(d)	0.01	0.01	0.01
Net realized and unrealized gain (loss)	(2.62)	2.59	0.75		2.95	(1.87)	1.84
Total from investment operations	(2.64)	2.55	0.75		2.96	(1.86)	1.85
Less distributions from:
Net investment income	—	— (d)	(0.02)		—	— (d)	(0.04)
Net realized gains	—	(2.24)	(0.06)		(0.41)	(1.83)	(1.77)
Total distributions	—	(2.24)	(0.08)		(0.41)	(1.83)	(1.81)
Net asset value, end of period	$10.92	$13.56	$13.25		$12.58	$10.03	$13.72
Total Return (b)	-19.47%	19.59%	6.10%		29.51%	-13.49%	13.82%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,106	$10,798	$10,965		$14,643	$13,726	$25,973
Ratios to average net assets (c):
Net expenses	1.31%	1.22%	1.28%		1.25%	1.18%	1.17%
Gross expenses	1.31%	1.22%	1.28%		1.25%	1.18%	1.17%
Net investment income (loss)	-0.30%	-0.24%	—	%(e)	0.11%	0.04%	0.09%
Portfolio turnover rate	22%	66%	80%		90%	81%	79%

The accompanying notes are an integral part of these financial statements.

240   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended	For the Period 1/8/2020*
throughout each period	6/30/22†	12/31/21	to 12/31/20
R6 Shares
Net asset value, beginning of period	$14.98	$14.42	$13.62
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.02)	0.01	0.04
Net realized and unrealized gain (loss)	(3.08)	2.82	0.84
Total from investment operations	(3.10)	2.83	0.88
Less distributions from:
Net investment income	—	(0.03)	(0.02)
Net realized gains	—	(2.24)	(0.06)
Total distributions	—	(2.27)	(0.08)
Net asset value, end of period	$11.88	$14.98	$14.42
Total Return (b)	-20.69%	19.95%	6.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$718	$684
Ratios to average net assets (c):
Net expenses	1.03%	0.94%	0.96%
Gross expenses	1.53%	2.53%	1.65%
Net investment income (loss)	-0.33%	0.05%	0.34%
Portfolio turnover rate	22%	66%	80%

†	Unaudited.
*	The inception date for the R6 shares was January 8, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.
(d)	Amount is less than $0.01 per share.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   241

LAZARD US SUSTAINABLE EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended	For the Period 6/30/20*
throughout each period	6/30/22†	12/31/21	to 12/31/20
Institutional Shares
Net asset value, beginning of period	$15.41	$12.20	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.06	0.04
Net realized and unrealized gain (loss)	(3.35)	3.47	2.23
Total from investment operations	(3.31)	3.53	2.27
Less distributions from:
Net investment income	—	(0.08)	(0.04)
Net realized gains	—	(0.24)	(0.03)
Total distributions	—	(0.32)	(0.07)
Net asset value, end of period	$12.10	$15.41	$12.20
Total Return (b)	-21.48%	29.01%	22.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,707	$14,687	$11,490
Ratios to average net assets (c):
Net expenses	0.75%	0.75%	0.75%
Gross expenses	1.77%	2.08%	2.49%
Net investment income (loss)	0.59%	0.43%	0.65%
Portfolio turnover rate	9%	8%	5%

The accompanying notes are an integral part of these financial statements.

242   Semi-Annual Report

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended	For the Period 6/30/20*
throughout each period	6/30/22†	12/31/21	to 12/31/20
Open Shares
Net asset value, beginning of period	$15.43	$12.21	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.02	0.02
Net realized and unrealized gain (loss)	(3.36)	3.48	2.23
Total from investment operations	(3.34)	3.50	2.25
Less distributions from:
Net investment income	—	(0.04)	(0.01)
Net realized gains	—	(0.24)	(0.03)
Total distributions	—	(0.28)	(0.04)
Net asset value, end of period	$12.09	$15.43	$12.21
Total Return (b)	-21.65%	28.75%	22.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$495	$655	$128
Ratios to average net assets (c):
Net expenses	1.00%	1.00%	1.00%
Gross expenses	2.79%	3.15%	5.31%
Net investment income (loss)	0.34%	0.17%	0.43%
Portfolio turnover rate	9%	8%	5%

†	Unaudited.
*	The Portfolio commenced operations on June 30, 2020.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   243

LAZARD US SYSTEMATIC SMALL CAP EQUITY PORTFOLIO

Selected data for a
share of capital stock	Six Months	For the Period
outstanding	Ended	10/29/21*
throughout each period	6/30/22†	to 12/31/21
Institutional Shares
Net asset value, beginning of period	$10.26	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.02
Net realized and unrealized gain (loss)	(2.18)	0.26
Total from investment operations	(2.12)	0.28
Less distributions from:
Net investment income	—	(0.02)
Total distributions	—	(0.02)
Net asset value, end of period	$8.14	$10.26
Total Return (b)	-20.66%	2.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,523	$3,983
Ratios to average net assets (c):
Net expenses	0.91%	0.90%
Gross expenses	4.84%	5.13%
Net investment income (loss)	1.39%	1.39%
Portfolio turnover rate	26%	22%

The accompanying notes are an integral part of these financial statements.

244   Semi-Annual Report

Selected data for a
share of capital stock	Six Months	For the Period
outstanding	Ended	10/29/21*
throughout each period	6/30/22†	to 12/31/21
Open Shares
Net asset value, beginning of period	$10.28	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.02
Net realized and unrealized gain (loss)	(2.16)	0.26
Total from investment operations	(2.13)	0.28
Net asset value, end of period	$8.15	$10.28
Total Return (b)	-20.72%	2.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$118	$120
Ratios to average net assets (c):
Net expenses	1.15%	1.15%
Gross expenses	14.34%	13.16%
Net investment income (loss)	0.73%	1.14%
Portfolio turnover rate	26%	22%

†	Unaudited.
*	The Portfolio commenced operations on October 29, 2021.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   245

The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2022 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2022, the Fund was comprised of twenty nine no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Developing Markets Equity Portfolio (“Developing Markets Equity”), Lazard Emerging Markets Core Equity Portfolio (“Emerging Markets Core Equity”), Lazard Emerging Markets Equity Advantage Portfolio (“Emerging Markets Equity Advantage”), Lazard Emerging Markets Equity Portfolio (“Emerging Markets Equity”), Lazard Emerging Markets Strategic Equity Portfolio (“Emerging Markets Strategic Equity”), Lazard Equity Franchise Portfolio (“Equity Franchise”), Lazard Global Equity Select Portfolio (“Global Equity Select”), Lazard Global Listed Infrastructure Portfolio (“Global Listed Infrastructure”), Lazard Global Strategic Equity Portfolio (“Global Strategic Equity”), Lazard International Equity Advantage Portfolio (“International Equity Advantage”), Lazard International Equity Portfolio (“International Equity”), Lazard International Equity Select Portfolio (“International Equity Select”), Lazard International Small Cap Equity Portfolio (“International Small Cap Equity”), Lazard International Quality Growth Portfolio (“International Quality Growth”), Lazard International Strategic Equity Portfolio (“International Strategic Equity”), Lazard Managed Equity Volatility Portfolio (“Managed Equity Volatility”), Lazard US Equity Concentrated Portfolio (“US Equity Concentrated”), Lazard US Equity Focus Portfolio (“US Equity Focus”), Lazard US Small-Mid Cap Equity Portfolio (“US Small-Mid Cap Equity”), Lazard US Sustainable Equity Portfolio (“US Sustainable Equity”), and Lazard US Systematic Small Cap Equity Portfolio (“US Systematic Small Cap Equity”). The financial statements of the other eight Portfolios are presented separately.

The Portfolios, other than Equity Franchise, US Equity Concentrated and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

246   Semi-Annual Report

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries,

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may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Fund’s Board of Directors (the “Board”). The fair value of non-US equity securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Valuation Committee of the Investment Manager, which is subject to the oversight of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

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(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statement of Operations. Such amounts, if and when recorded, could result in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US

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dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2022, the Global Listed Infrastructure Portfolio traded in forward currency contracts.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

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At December 31, 2021, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Developing Markets Equity	$61,027,132	$51,531,574
Emerging Markets Core Equity	6,876,277	9,280,949
Emerging Markets Equity	178,253,778	818,167,769
Emerging Markets Strategic Equity	9,706,202	34,953,494

During the year ended December 31, 2021, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Developing Markets Equity	$1,462,501
Emerging Markets Core Equity	9,749,820
Emerging Markets Equity	462,868,679
Emerging Markets Strategic Equity	9,813,141
International Equity Advantage	274,902
International Equity	63,023,310
International Equity Select	3,555,561
International Small Cap Equity	1,090,853
International Strategic Equity	68,613,914
Managed Equity Volatility	1,476,429
US Small-Mid Cap Equity	4,100,216

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2021, the following Portfolios elected to defer such losses as follows:

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Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral
Developing Markets Equity	$—	$126,847
Emerging Markets Equity	—	356,726
Emerging Markets Strategic Equity	—	13,726
Global Equity Select	3,363	1,312
International Quality Growth	—	6,730
International Small Cap Equity	—	19,273
International Strategic Equity	14,948,987	7,408,056

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developing Markets Equity	$110,194,506	$18,663,127	$12,704,321	$5,958,806
Emerging Markets Core Equity	103,929,596	22,541,398	15,381,446	7,159,952
Emerging Markets Equity Advantage	61,155,302	1,871,790	9,706,214	(7,834,424)
Emerging Markets Equity	2,869,520,472	345,155,545	405,614,878	(60,459,333)
Emerging Markets Strategic Equity	54,011,939	3,472,087	8,705,352	(5,233,265)
Equity Franchise	149,267,734	2,346,873	7,285,094	(4,938,221)
Global Equity Select	78,879,741	22,003,812	5,597,411	16,406,401
Global Listed Infrastructure	8,203,821,449	781,503,807	466,716,379	314,787,428
Global Strategic Equity	13,669,653	445,309	1,667,961	(1,222,652)
International Equity Advantage	2,627,880	123,496	356,258	(232,762)
International Equity	1,192,980,197	163,737,102	135,600,291	28,136,811
International Equity Select	65,968,892	7,199,597	8,129,160	(929,563)
International Quality Growth	136,674,781	580,058	23,299,510	(22,719,452)

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Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Small Cap Equity	$20,728,197	$879,228	$3,705,197	$(2,825,969)
International Strategic Equity	4,588,377,234	813,535,259	522,812,826	290,722,433
Managed Equity Volatility	28,868,117	1,666,024	1,898,726	(232,702)
US Equity Concentrated	1,202,345,192	278,979,465	46,805,318	232,174,147
US Equity Focus	61,350,947	16,069,092	3,043,461	13,025,631
US Small-Mid Cap Equity	65,508,793	12,400,474	8,998,154	3,402,320
US Sustainable Equity	10,962,372	1,694,977	385,492	1,309,485
US Systematic Small Cap Equity	25,752,107	535,015	2,536,322	(2,001,307)

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For each Portfolio, income dividends are normally declared each business day and paid monthly during any particular year, except that the Global Listed Infrastructure Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

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The Global Strategic Equity, US Equity Concentrated, International Equity, International Small Cap Equity, US Small-Mid Cap Equity, Emerging Markets Equity Advantage and Equity Franchise Portfolios, intend, on their 2021 tax returns, to elect to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares, the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency translations, wash sales, passive foreign investment companies, expiring capital loss carryovers, certain expenses, foreign capital gains taxes, non-deductible organization expenses, REIT basis adjustments, distributions in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income,

254   Semi-Annual Report

distributions redesignations, adjustments in relation to merger, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. Organizational costs are expensed as incurred.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between the classes based upon the relative net assets of each class.

(h) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

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(i) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Developing Markets Equity	1.00%
Emerging Markets Core Equity	1.00
Emerging Markets Equity Advantage	0.75
Emerging Markets Equity	1.00
Emerging Markets Strategic Equity	1.00
Equity Franchise	0.80
Global Equity Select	0.65
Global Listed Infrastructure	0.90
Global Strategic Equity	0.75
International Equity Advantage	0.65
International Equity	0.75
International Equity Select	0.65

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Portfolio	Annual Rate
International Quality Growth	0.75%
International Small Cap Equity	0.75
International Strategic Equity	0.75
Managed Equity Volatility	0.60
US Equity Concentrated	0.70
US Equity Focus	0.55
US Small-Mid Cap Equity	0.75
US Sustainable Equity	0.60
US Systematic Small Cap Equity	0.70

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until April 29, 2023 (or such other date as indicated below) if the aggregate direct expenses of the Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares
Developing Markets Equity	1.15%	1.40%	N/A	%
Emerging Markets Core Equity	1.20	1.45	1.15
Emerging Markets Equity Advantage	0.90	1.15	N/A
Emerging Markets Equity	1.20	1.45	1.15
Emerging Markets Strategic Equity	1.10	1.35	N/A
Equity Franchise	0.95	1.20	N/A
Global Equity Select	0.90	1.15	N/A
Global Listed Infrastructure (a)	1.20	1.45	N/A
Global Strategic Equity	0.90	1.15	N/A
International Equity Advantage	0.80	1.05	N/A
International Equity	0.85	1.10	0.80
International Equity Select (b)	0.90	1.15	N/A
International Quality Growth (e)	0.85	1.10	N/A
International Small Cap Equity	1.13	1.38	N/A
International Strategic Equity	1.05	1.30	1.00
Managed Equity Volatility	0.75	1.00	N/A
US Equity Concentrated (c)	0.90	1.15	0.85
US Equity Focus	0.70	0.95	0.70
US Small-Mid Cap Equity	1.05	1.30	1.00
US Sustainable Equity	0.75	1.00	N/A
US Systematic Small Cap Equity (d)	0.90	1.15	N/A

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(a)	This agreement will continue in effect until April 29, 2032.
(b)	This agreement will continue in effect until April 29, 2023 and from April 29, 2023 until April 29, 2032 at levels of 1.15%, 1.40% and 1.10%, respectively.
(c)	This agreement will continue in effect until April 29, 2023 and from April 29, 2023 until April 29, 2032 at levels of 1.10%, 1.35% and 1.05%, respectively.
(d)	This agreement will continue in effect until October 29, 2023.
(e)	This agreement will continue in effect until April 29, 2023 for Institutional Shares and until April 29, 2032 for Open Shares.

In addition, until April 29, 2023, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

During the period ended June 30, 2022, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Developing Markets Equity	$44,370	$—	$5,275	$—
Emerging Markets Core Equity	340	—	1,473	—
Emerging Markets Equity Advantage	87,226	—	1,348	1,408
Emerging Markets Strategic Equity	83,141	—	6,738	—
Equity Franchise	32,707	—	474	1,775
Global Equity Select	—	—	2,158	—
Global Strategic Equity	55,129	16,808	679	2,370
International Equity Advantage	8,425	72,095	400	5,527
International Equity Select	12,954	—	2,918	—
International Quality Growth	71,313	—	1,091	1,291
International Small Cap Equity	29,397	—	26,689	—
Managed Equity Volatility	74,040	—	245	2,175
US Equity Focus	20,409	—	2,288	—
US Small-Mid Cap Equity	39	—	44	—
US Sustainable Equity	38,713	26,971	1,607	3,200
US Systematic Small Cap Equity	26,104	120,726	384	6,859

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	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Emerging Markets Core Equity	$1,491	$5
Emerging Markets Equity	1,258	—
International Equity	22,806	—
International Strategic Equity	1,993	—
US Equity Concentrated	1,378	—
US Equity Focus	18,182	—
US Small-Mid Cap Equity	550	—

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

DST is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. Effective January 2022, the annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates, that is payable by all of the funds

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in the Lazard Fund Complex, is comprised of: (1) an annual fee of $245,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are also reimbursed for travel and other out-of-pocket expenses for attending Board and Committee meetings. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active Portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2022 were as follows:

Portfolio	Purchases	Sales
Developing Markets Equity	$29,492,512	$39,127,748
Emerging Markets Core Equity	23,498,805	35,600,086
Emerging Markets Equity Advantage	25,155,680	28,313,721
Emerging Markets Equity	379,880,321	586,011,963
Emerging Markets Strategic Equity	6,556,499	6,499,162
Equity Franchise	124,490,029	78,041,500
Global Equity Select	15,753,364	8,010,308
Global Listed Infrastructure	2,100,439,468	650,376,820
Global Strategic Equity	2,638,882	4,357,670
International Equity Advantage	1,169,446	1,190,826
International Equity	265,449,719	468,507,901
International Equity Select	17,467,278	19,207,549
International Quality Growth	84,497,848	9,808,267
International Small Cap Equity	5,463,725	6,865,949
International Strategic Equity	1,005,078,283	1,101,401,333
Managed Equity Volatility	15,421,033	15,184,869
US Equity Concentrated	393,880,901	576,970,553
US Equity Focus	23,251,536	12,801,856

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Portfolio	Purchases	Sales
US Small-Mid Cap Equity	$18,994,610	$34,654,274
US Sustainable Equity	1,244,147	1,241,325
US Systematic Small Cap Equity	24,271,353	2,572,819

For the period ended June 30, 2022, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

At June 30, 2022, the Investment Manager owned 21.03%, 92.01%, 13.70%, 50.92% and 93.47% of the outstanding shares of the Global Strategic Equity, International Equity Advantage, International Quality Growth, US Sustainable Equity and US Systematic Small Cap Equity Portfolio, respectively.

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended June 30, 2022 were as follows:

	Value at	Purchase	Sales	Realized
Issue	December 31, 2021	cost	proceeds	gain (loss)
Global Listed Infrastructure
Atlas Arteria, Ltd.	$249,880,072	$—	$—	$—
Eutelsat Communications SA	142,933,220	5,225,241	—	—
SES SA	163,718,030	4,386,455	—	—
NorthWestern Corp.	94,352,412	69,949,113	—	—
Total Securities	$650,883,734	$79,560,809	$—	$—

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	Change in unrealized		Shares at	Values at
	appreciation	Dividend	June 30,	June 30,
Issue	(depreciation)	income	2022	2022
Atlas Arteria, Ltd.	$25,902,309	$7,565,209	49,611,421	$275,782,381
Eutelsat Communications SA	(11,095,958)	—	12,131,887	137,062,503
SES SA	17,495,397	9,454,960	21,119,089	185,599,882
NorthWestern Corp.	4,134,440	3,331,110	2,858,238	168,435,965
Total Securities	$36,436,188	$20,351,279	85,720,635	$766,880,731

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2022, the following Portfolios had borrowings under the Agreement as follows:

			Weighted	Number
	Average	Maximum	Average	of Days
	Daily Loan	Daily Loan	Interest	Borrowings
Portfolio	Balance*	Outstanding	Rate	were Outstanding
Developing Markets Equity	$835,225	$2,406,000	1.27%	8
Emerging Markets Core Equity	613,235	2,785,000	1.57	17
Emerging Markets Equity Advantage	1,621,436	4,150,800	1.54	22
Equity Franchise	7,110,000	7,110,000	1.43	2
Global Strategic Equity	323,000	323,000	1.93	1
International Equity	5,765,982	18,689,100	1.88	17
International Quality Growth	4,136,600	4,136,600	1.18	4
International Small Cap Equity	479,550	543,400	1.93	4
Managed Equity Volatility	163,700	256,100	1.69	5
US Equity Concentrated	7,119,320	15,903,500	1.24	5

*	For days borrowings were outstanding.

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Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of,

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or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency

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exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all of a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. New Securities and Exchange Commission (the “SEC”) Rule 18f-4 under the 1940 Act, with which investment companies must comply beginning in August 2022, will regulate and, in some cases limit, the use of derivatives for certain funds and may require a Portfolio to alter, perhaps materially, its use of derivatives.

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(f) Country Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular country, such as China or Japan, and a Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

Specific risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations (including currency blockage), trading halts, imposition of tariffs, limitations on repatriation and differing legal standards. Certain Portfolios may invest in eligible renminbi-denominated class A shares of equity securities that are listed and traded on certain Chinese stock exchanges (“China A-Shares”) through Hong Kong Stock Connect Program (“Stock Connect”). While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Portfolio’s ability to invest in China A-Shares (although the Portfolio would be permitted to sell China A-Shares regardless of the quota balance). Stock Connect is also subject to trading, clearance, settlement and operational risks.

Certain Portfolios may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Instead of directly owning the equity securities of a Chinese company, a VIE enters into service and other contracts with the Chinese company. Although the VIE has no equity ownership of the Chinese company, the contractual arrangements permit the VIE to consolidate the Chinese company into its financial statements. VIE investments are subject to the risk that any breach of these contractual arrangements will be subject to Chinese law and jurisdiction, that Chinese law may be interpreted or change in a way that affects the enforceability of the VIE’s arrangements, or that contracts between the Chinese company and the VIE may otherwise not be enforceable under Chinese law. VIE structures also could face delisting or other ramifications for failure to meet the requirements of the SEC, the

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Public Company Accounting Oversight Board or other United States regulators. If these risks materialize, the value of investments in VIEs could be adversely affected and the Portfolios could incur significant losses with no recourse available.

Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners. Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries could have an adverse effect on Japan’s economy. The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports.

(g) Sector Risk—Implementation of certain Portfolios’ investment strategies may, during certain periods, result in the investment of a significant portion of such Portfolios’ assets in a particular market sector, and a Portfolio would be expected to be affected by developments in that sector.

(h) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact a Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

(i) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries.

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Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(j) Sustainable Investing Risk—A Portfolio’s performance is dependent upon, among other things, the success of its investment strategy as implemented by the Investment Manager (i.e., the performance of the investments purchased pursuant to the investment strategy). A Portfolio’s investment strategy which focuses on investing in companies that satisfy the criteria for being considered a Sustainable Company (as described in the Prospectus), which may cause the Investment Manager to forgo investments for the Portfolio that the Investment Manager otherwise believes may be attractive but that are not considered to be Sustainable Companies.

(k) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

(l) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities, because a depositary receipt will not appreciate in value solely as

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a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(m) REIT Risk—REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(n) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their most recent net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs (subject to certain exceptions). Rule 12d1-4 under the 1940 Act

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allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(o) Non-Diversification Risk—The net asset value of a Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(p) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to

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calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage;

reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Geopolitical Risk—As a result of the ongoing armed conflict between Russia and Ukraine, the United States, the United Kingdom, the European Union, and several other nations have announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, as well as upon certain banks, companies, government officials, and other individuals in or affiliated with Russia and Belarus. The ongoing conflict and the evolving response measures may continue to have a negative impact on the economy and business activity globally (including in the countries in which the Portfolios invest), and therefore, could adversely affect the performance of the Portfolios’ investments. The severity and duration of the conflict is unknown and could continue to impact global economic and market conditions adversely. Management will continue to seek to assess the potential impacts on valuation and liquidity and will take any actions needed in accordance with procedures already approved by the Board of Directors.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or input may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2022:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$4,629,842	$—	$—	$4,629,842
China	9,859,557	35,345,539	—	45,205,096
Colombia	724,659	—	—	724,659
Hong Kong	—	1,087,294	—	1,087,294
Hungary	—	1,459,061	—	1,459,061
India	5,745,497	6,486,405	—	12,231,902
Indonesia	—	3,940,864	—	3,940,864
Mexico	2,277,241	—	—	2,277,241
Peru	997,411	—	—	997,411
Philippines	—	2,586,420	—	2,586,420
Poland	—	864,205	—	864,205
South Africa	—	4,017,888	—	4,017,888
South Korea	—	13,181,782	—	13,181,782
Taiwan	1,650,229	16,091,028	—	17,741,257
United States	—	2,304,633	—	2,304,633
Zambia	1,229,044	—	—	1,229,044
Short-Term Investments	1,674,713	—	—	1,674,713
Total	$28,788,193	$87,365,119	$—	$116,153,312

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Emerging Markets Core Equity Portfolio
Common Stocks*
Austria	$—	$1,562,893	$—	$1,562,893
Brazil	8,495,610	—	—	8,495,610
Canada	1,578,586	—	—	1,578,586
China	7,797,819	24,007,532	—	31,805,351
Hong Kong	—	1,029,773	—	1,029,773
India	6,870,827	7,395,104	—	14,265,931
Indonesia	1,476,519	1,735,025	—	3,211,544
Malaysia	—	1,120,606	—	1,120,606
Mexico	5,302,248	—	—	5,302,248
Philippines	—	1,696,756	—	1,696,756
Poland	—	1,574,297	—	1,574,297
Qatar	—	1,124,484	—	1,124,484
South Africa	—	2,603,564	—	2,603,564
South Korea	—	12,236,958	—	12,236,958
Taiwan	10,095,716	4,417,615	—	14,513,331
Thailand	—	3,593,951	—	3,593,951
United Arab Emirates	—	3,088,568	—	3,088,568
United Kingdom	896,481	—	—	896,481
United States	841,116	—	—	841,116
Short-Term Investments	547,500	—	—	547,500
Total	$43,902,422	$67,187,126	$—	$111,089,548

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Brazil	$1,363,039	$—	$—	$1,363,039
Chile	239,982	—	—	239,982
China	1,047,294	17,898,549	—	18,945,843
Colombia	226,570	—	—	226,570
Czech Republic	—	227,479	—	227,479
Greece	—	284,849	—	284,849
Hong Kong	—	146,300	—	146,300
Hungary	—	220,318	—	220,318
India	4,307,339	1,849,896	—	6,157,235
Indonesia	132,469	1,881,986	—	2,014,455
Malaysia	—	789,897	—	789,897
Mexico	1,409,532	—	—	1,409,532
Philippines	—	304,616	—	304,616
Poland	—	228,123	—	228,123
Russia	—	—	—	—
Saudi Arabia	—	2,158,686	—	2,158,686
South Africa	217,802	1,507,384	—	1,725,186
South Korea	—	6,638,931	—	6,638,931
Taiwan	—	7,733,380	—	7,733,380
Thailand	—	1,149,663	—	1,149,663
United States	162,977	38,356	—	201,333
Preferred Stocks*
Brazil	417,548	—	—	417,548
Short-Term Investments	737,913	—	—	737,913
Total	$10,262,465	$43,058,413	$—	$53,320,878

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Emerging Markets Equity Portfolio
Common Stocks*
Austria	$—	$18,128,817	$—	$18,128,817
Brazil	324,885,851	—	—	324,885,851
China	—	741,235,413	—	741,235,413
Egypt	—	25,212,744	—	25,212,744
Greece	—	31,894,451	—	31,894,451
Hong Kong	—	31,419,592	—	31,419,592
Hungary	—	32,205,595	—	32,205,595
India	—	200,322,289	—	200,322,289
Indonesia	34,674,960	87,966,271	—	122,641,231
Mexico	139,586,096	—	—	139,586,096
Portugal	—	73,490,084	—	73,490,084
Russia	—	—	18	18
South Africa	—	213,972,584	—	213,972,584
South Korea	—	405,354,385	—	405,354,385
Taiwan	—	301,661,404	—	301,661,404
Thailand	—	48,816,379	—	48,816,379
United Kingdom	—	44,175,881	—	44,175,881
Short-Term Investments	54,058,325	—	—	54,058,325
Total	$553,205,232	$2,255,855,889	$18	$2,809,061,139

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Emerging Markets Strategic Equity Portfolio
Common Stocks*
Brazil	$3,103,567	$—	$—	$3,103,567
China	4,698,965	9,437,308	—	14,136,273
France	530,824	—	—	530,824
Greece	—	375,697	—	375,697
Hong Kong	—	635,448	—	635,448
India	—	6,952,835	—	6,952,835
Indonesia	573,005	1,323,311	—	1,896,316
Macau	—	353,582	—	353,582
Mexico	2,357,424	—	—	2,357,424
Russia	—	—	—	—
Saudi Arabia	—	1,233,182	—	1,233,182
South Africa	—	2,150,818	—	2,150,818
South Korea	—	5,388,335	—	5,388,335
Taiwan	—	6,552,427	—	6,552,427
Thailand	564,801	—	—	564,801
United Kingdom	—	851,399	—	851,399
Preferred Stocks*
Brazil	531,797	—	—	531,797
Short-Term Investments	1,163,949	—	—	1,163,949
Total	$13,524,332	$35,254,342	$—	$48,778,674

Lazard Equity Franchise Portfolio
Common Stocks*
Belgium	$—	$2,932,639	$—	$2,932,639
France	—	2,924,757	—	2,924,757
Germany	—	6,863,968	—	6,863,968
Japan	—	5,921,937	—	5,921,937
Luxembourg	—	5,872,776	—	5,872,776
Spain	—	6,957,176	—	6,957,176
United States	108,384,779	—	—	108,384,779
Short-Term Investments	4,471,481	—	—	4,471,481
Total	$112,856,260	$31,473,253	$—	$144,329,513

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Global Equity Select Portfolio
Common Stocks*
Brazil	$802,583	$—	$—	$802,583
Canada	5,720,709	—	—	5,720,709
China	2,030,495	1,159,089	—	3,189,584
Denmark	—	853,126	—	853,126
France	—	4,117,935	—	4,117,935
Germany	—	937,229	—	937,229
Hong Kong	—	1,289,353	—	1,289,353
India	1,256,660	—	—	1,256,660
Japan	—	4,698,457	—	4,698,457
Netherlands	—	2,565,705	—	2,565,705
Spain	—	687,780	—	687,780
Sweden	—	1,866,635	—	1,866,635
Switzerland	—	3,502,571	—	3,502,571
Taiwan	1,695,086	—	—	1,695,086
United Kingdom	1,154,774	5,182,517	—	6,337,291
United States	54,468,339	—	—	54,468,339
Short-Term Investments	1,297,099	—	—	1,297,099
Total	$68,425,745	$26,860,397	$—	$95,286,142

Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$477,681,844	$—	$477,681,844
Canada	168,172,483	—	—	168,172,483
France	—	527,398,626	—	527,398,626
Hong Kong	—	314,116,538	—	314,116,538
Italy	—	1,680,659,104	—	1,680,659,104
Luxembourg	—	185,599,882	—	185,599,882
Portugal	—	73,954,442	—	73,954,442
Spain	—	638,267,557	—	638,267,557
Switzerland	—	129,033,776	—	129,033,776
United Kingdom	—	1,434,176,791	—	1,434,176,791
United States	2,188,779,878	—	—	2,188,779,878
Short-Term Investments	662,580,630	—	—	662,580,630
Other Financial Instruments†
Forward Currency Contracts	—	42,562,258	—	42,562,258
Total	$3,019,532,991	$5,503,450,818	$—	$8,522,983,809
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(4,374,932)	$—	$(4,374,932)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Global Strategic Equity Portfolio
Common Stocks*
Canada	$474,283	$—	$—	$474,283
China	—	131,699	—	131,699
Denmark	—	206,300	—	206,300
France	—	354,095	—	354,095
Germany	—	561,814	—	561,814
Hong Kong	—	213,093	—	213,093
India	174,663	—	—	174,663
Japan	—	544,416	—	544,416
Netherlands	—	390,994	—	390,994
Portugal	—	202,894	—	202,894
South Africa	—	149,247	—	149,247
South Korea	193,972	—	—	193,972
Sweden	—	68,791	—	68,791
Switzerland	—	312,173	—	312,173
Taiwan	—	238,899	—	238,899
United Kingdom	—	754,533	—	754,533
United States	7,066,073	—	—	7,066,073
Short-Term Investments	409,062	—	—	409,062
Total	$8,318,053	$4,128,948	$—	$12,447,001

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
International Equity Advantage Portfolio
Common Stocks*
Australia	$—	$209,109	$—	$209,109
Belgium	—	3,682	—	3,682
China	—	31,505	—	31,505
Denmark	—	97,994	—	97,994
Finland	10,257	1,832	—	12,089
France	—	246,451	—	246,451
Germany	—	135,612	—	135,612
Hong Kong	—	52,571	—	52,571
Israel	10,541	—	—	10,541
Italy	—	25,048	—	25,048
Japan	49,516	482,202	—	531,718
Luxembourg	—	4,506	—	4,506
Malta	—	1,106	—	1,106
Netherlands	—	203,290	—	203,290
New Zealand	—	1,607	—	1,607
Norway	—	9,446	—	9,446
Portugal	—	18,606	—	18,606
Singapore	3,276	32,487	—	35,763
South Africa	—	16,031	—	16,031
Spain	—	111,750	—	111,750
Sweden	—	40,320	15,757	56,077
Switzerland	—	172,138	—	172,138
United Kingdom	9,441	229,909	—	239,350
United States	6,236	141,654	—	147,890
Preferred Stocks*
Germany	—	14,762	—	14,762
Short-Term Investments	6,476	—	—	6,476
Total	$95,743	$2,283,618	$15,757	$2,395,118

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
International Equity Portfolio
Common Stocks*
Canada	$58,932,257	$—	$—	$58,932,257
China	11,153,280	62,900,906	—	74,054,186
Denmark	—	27,076,413	—	27,076,413
Finland	—	26,665,546	—	26,665,546
France	—	151,182,122	—	151,182,122
Germany	—	98,430,691	—	98,430,691
Hong Kong	—	11,214,565	—	11,214,565
India	—	16,151,006	—	16,151,006
Ireland	39,627,272	—	—	39,627,272
Israel	—	16,991,008	—	16,991,008
Italy	—	17,561,604	—	17,561,604
Japan	—	186,776,841	—	186,776,841
Mexico	16,405,845	—	—	16,405,845
Netherlands	—	74,444,495	—	74,444,495
Norway	—	29,472,979	—	29,472,979
Portugal	—	17,401,613	—	17,401,613
Singapore	—	17,070,438	—	17,070,438
South Africa	—	18,429,235	—	18,429,235
South Korea	7,071,598	11,701,281	—	18,772,879
Spain	—	14,598,310	—	14,598,310
Sweden	—	12,374,794	—	12,374,794
Switzerland	—	45,083,783	—	45,083,783
United Kingdom	—	156,740,689	—	156,740,689
United States	40,500,773	13,473,390	—	53,974,163
Short-Term Investments	21,684,274	—	—	21,684,274
Total	$195,375,299	$1,025,741,709	$—	$1,221,117,008

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
International Equity Select Portfolio
Common Stocks*
Brazil	$808,180	$—	$—	$808,180
Canada	1,529,658	—	—	1,529,658
China	585,663	5,841,021	—	6,426,684
Denmark	—	1,260,635	—	1,260,635
Finland	—	916,194	—	916,194
France	—	8,201,626	—	8,201,626
Germany	—	3,822,234	—	3,822,234
Hong Kong	—	1,894,218	—	1,894,218
India	1,447,708	1,230,314	—	2,678,022
Indonesia	567,407	952,905	—	1,520,312
Ireland	1,515,799	—	—	1,515,799
Japan	—	6,685,479	—	6,685,479
Mexico	834,463	—	—	834,463
Netherlands	—	4,055,721	—	4,055,721
Norway	—	1,368,484	—	1,368,484
Singapore	—	819,789	—	819,789
South Africa	—	1,151,115	—	1,151,115
South Korea	—	1,677,102	—	1,677,102
Switzerland	—	3,083,669	—	3,083,669
Taiwan	—	1,210,424	—	1,210,424
United Kingdom	—	7,085,782	—	7,085,782
United States	2,980,552	642,267	—	3,622,819
Preferred Stocks*
Germany	—	125,256	—	125,256
Short-Term Investments	2,745,664	—	—	2,745,664
Total	$13,015,094	$52,024,235	$—	$65,039,329

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Lazard International Quality Growth Portfolio
Common Stocks*
Brazil	$2,115,218	$—	$—	$2,115,218
Canada	8,903,604	—	—	8,903,604
China	2,644,993	3,160,779	—	5,805,772
Denmark	—	7,418,423	—	7,418,423
France	—	9,151,393	—	9,151,393
Germany	—	4,650,329	—	4,650,329
Hong Kong	—	4,525,310	—	4,525,310
India	3,670,559	—	—	3,670,559
Israel	2,786,935	—	—	2,786,935
Japan	—	6,493,540	—	6,493,540
Netherlands	—	9,503,040	—	9,503,040
Norway	—	2,641,956	—	2,641,956
South Africa	—	2,767,325	—	2,767,325
Spain	—	1,968,900	—	1,968,900
Sweden	—	5,237,677	—	5,237,677
Switzerland	—	3,312,532	—	3,312,532
Taiwan	3,776,605	—	—	3,776,605
United Kingdom	—	18,301,951	—	18,301,951
United States	6,510,725	—	—	6,510,725
Preferred Stocks*
Germany	—	1,604,015	—	1,604,015
Short-Term Investments	2,809,520	—	—	2,809,520
Total	$33,218,159	$80,737,170	$—	$113,955,329

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
International Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$895,041	$—	$895,041
Austria	—	468,494	—	468,494
Belgium	—	523,835	—	523,835
Canada	607,347	—	—	607,347
China	—	154,805	—	154,805
Denmark	—	265,854	—	265,854
Finland	—	173,501	—	173,501
France	—	276,944	—	276,944
Germany	—	1,760,147	—	1,760,147
Greece	—	252,394	—	252,394
Ireland	—	341,779	—	341,779
Italy	—	1,032,282	—	1,032,282
Japan	—	4,467,347	—	4,467,347
Jersey	—	225,211	—	225,211
Netherlands	—	907,273	—	907,273
New Zealand	—	158,465	—	158,465
Norway	—	229,839	—	229,839
Portugal	—	152,340	—	152,340
Spain	—	743,981	—	743,981
Sweden	—	403,320	—	403,320
Switzerland	—	187,890	—	187,890
United Kingdom	—	3,131,724	—	3,131,724
United States	153,000	—	—	153,000
Short-Term Investments	389,415	—	—	389,415
Total	$1,149,762	$16,752,466	$—	$17,902,228

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Lazard International Strategic Equity Portfolio
Common Stocks*
Australia	$—	$90,100,815	$—	$90,100,815
Canada	535,400,336	—	—	535,400,336
China	—	279,091,266	—	279,091,266
Denmark	—	193,048,229	—	193,048,229
Finland	—	125,534,184	—	125,534,184
France	—	602,532,940	—	602,532,940
Germany	—	282,108,609	—	282,108,609
India	—	55,965,127	—	55,965,127
Ireland	127,351,509	—	—	127,351,509
Israel	—	136,820,711	—	136,820,711
Italy	—	61,242,970	—	61,242,970
Japan	—	544,691,248	—	544,691,248
Mexico	76,552,115	—	—	76,552,115
Netherlands	—	184,163,510	—	184,163,510
South Korea	—	8,954,663	—	8,954,663
Spain	—	187,818,799	—	187,818,799
Sweden	—	83,759,614	—	83,759,614
Switzerland	—	144,314,544	—	144,314,544
Taiwan	—	41,552,565	—	41,552,565
United Kingdom	—	657,934,633	—	657,934,633
United States	405,787,582	—	—	405,787,582
Short-Term Investments	54,373,698	—	—	54,373,698
Total	$1,199,465,240	$3,679,634,427	$—	$4,879,099,667

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Managed Equity Volatility Portfolio
Common Stocks*
Australia	$—	$580,238	$—	$580,238
Belgium	—	62,048	—	62,048
Canada	1,310,391	—	—	1,310,391
Denmark	—	472,379	—	472,379
France	—	265,249	—	265,249
Germany	—	93,682	—	93,682
Hong Kong	—	196,855	—	196,855
Israel	—	58,171	—	58,171
Japan	—	3,748,557	—	3,748,557
Netherlands	—	558,380	—	558,380
New Zealand	—	168,361	—	168,361
Norway	—	219,749	—	219,749
Portugal	—	68,771	—	68,771
Singapore	—	218,733	—	218,733
Spain	—	24,143	—	24,143
Sweden	—	181,899	—	181,899
Switzerland	—	776,186	—	776,186
United Kingdom	—	1,156,205	—	1,156,205
United States	17,792,959	211,667	—	18,004,626
Short-Term Investments	470,792	—	—	470,792
Total	$19,574,142	$9,061,273	$—	$28,635,415
US Equity Concentrated Portfolio
Common Stocks*	$1,416,999,390	$—	$—	$1,416,999,390
Short-Term Investments	17,519,949	—	—	17,519,949
Total	$1,434,519,339	$—	$—	$1,434,519,339
US Equity Focus Portfolio
Common Stocks*	$72,693,351	$—	$—	$72,693,351
Short-Term Investments	1,683,227	—	—	1,683,227
Total	$74,376,578	$—	$—	$74,376,578
US Small-Mid Cap Equity Portfolio
Common Stocks*	$68,911,113	$—	$—	$68,911,113
Total	$68,911,113	$—	$—	$68,911,113
US Sustainable Equity Portfolio
Common Stocks*	$11,646,006	$—	$—	$11,646,006
Short-Term Investments	625,851	—	—	625,851
Total	$12,271,857	$—	$—	$12,271,857
US Systematic Small Cap Equity Portfolio
Common Stocks*	$23,359,394	$—	$—	$23,359,394
Mortgage Real Estate Investment Trusts*	45,379	—	—	45,379
Short-Term Investments	346,027	—	—	346,027
Total	$23,750,800	$—	$—	$23,750,800

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*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

10. Derivative Instruments

The Global Listed Infrastructure Portfolio used derivative instruments, including forward currency contracts.

The Global Listed Infrastructure Portfolio uses forward currency contracts primarily for hedging purposes.

During the period ended June 30, 2022, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$118,800,000
Average amounts sold	$5,502,700,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$42,562,258

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$4,374,932

The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$332,056,533

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$117,435,643

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None of the other presented portfolios traded in derivative instruments during the period ended June 30, 2022.

As of June 30, 2022, the Global Listed Infrastructure Portfolio held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2022:

Global Listed Infrastructure Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$42,562,258	$—	$42,562,258

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
BNP Paribas SA	$2,937,414	$(404,776)	$—	$ 2,532,638
Canadian Imperial Bank of Commerce	6,705,831	—	—	6,705,831
Citibank NA	6,015,090	(508,340)	—	5,506,750
HSBC Bank USA NA	4,620,760	(2,457,671)	—	2,163,089
Morgan Stanley & Co.	3,008,139	(46,675)	—	2,961,464
Royal Bank of Canada	7,552,823	—	—	7,552,823
State Street Bank and Trust Co.	8,905,789	(569,790)	—	8,335,999
The Bank of New York Mellon Corp.	2,816,412	—	—	2,816,412
Total	$42,562,258	$(3,987,252)	$—	$38,575,006

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Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$4,374,932	$—	$4,374,932

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
BNP Paribas SA	$404,776	$(404,776)	$—	$ —
Citibank NA	508,340	(508,340)	—	—
HSBC Bank USA NA	2,457,671	(2,457,671)	—	—
Morgan Stanley & Co.	46,675	(46,675)	—	—
Standard Chartered Bank	387,680	—	—	387,680
State Street Bank and Trust Co.	569,790	(569,790)	—	—
Total	$4,374,932	$(3,987,252)	$—	$ 387,680

11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered reference rates as of the end of 2021. ASU No. 2020-04 was initially intended to be effective for certain reference rate-related contract modifications that have occurred since March 12, 2020 and that will continue to occur, through December 31, 2022, but FASB has voted to extend the grace period for complete adoption of ASU No. 2020-04 to December 31, 2024, after the UK Financial Conduct Authority delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023. Management has adopted ASU No. 2020-04.

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12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc.

Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

All Portfolios except Lazard International Equity Value Portfolio1

At meetings of the Board held on June 1, 2022 and June 28, 2022, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

[1]	Developing Markets Equity, Emerging Markets Core Equity, Emerging Markets Equity, Emerging Markets Equity Advantage, Emerging Markets Strategic Equity, Equity Franchise, Global Equity Select, Global Listed Infrastructure, Global Strategic Equity, International Equity, International Equity Advantage, International Equity Concentrated, International Equity Select, International Quality Growth, International Small Cap Equity, International Strategic Equity, Managed Equity Volatility, US Equity Concentrated, US Equity Focus, US Small-Mid Cap Equity and US Sustainable Equity Portfolios. The Board previously had approved liquidation of the International Equity Value Portfolio on June 29, 2022, prior to the end of the term of the then-current Management Agreement for the Portfolio on June 30, 2022.

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Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 28, 2022 meeting, additional information requested by the Independent Directors at the June 1, 2022 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients. As of March 31, 2022, the Lazard Funds complex of 35 active funds comprised approximately $23 billion of the approximately $253 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and

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shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $23 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

●	a group of funds not advised by the Investment Manager that were selected by Strategic Insight as comparable to the Portfolio, for expense comparison purposes, based on Strategic Insight’s methodology (the “Expense Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board, which showed that the Portfolios’ advisory fees were generally competitive within each Portfolio’s respective Expense Peer Group. For the Emerging Markets Core Equity, Emerging Markets Strategic Equity and Global Strategic Equity Portfolios, the Investment Manager proposed to lower the current expense limitation by 0.05%, and, for the International Equity Advantage and US Small-Mid Cap Equity Portfolios, the

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Investment Manager proposed to lower the current expense limitation by 0.10%. After giving effect to the proposed expense limitation reductions, the results of the Strategic Insight comparisons showed that the net expense ratios of the Portfolios were generally competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses for certain of the Portfolios. The Board also received a description of Strategic Insight’s methodology for its construction of Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2022, as applicable, compared to performance for the same time periods to that of:

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●	a group of funds not advised by the Investment Manager that were selected by Strategic Insight as comparable to the Portfolio, for performance comparison purposes, based on Strategic Insight’s methodology (the “Performance Peer Group”);

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of Strategic Insight’s methodology for its construction of Performance Peer Groups and a summary of how the methodology was applied, including, for certain Portfolios, deviations from Strategic Insights’ stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2021 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’

Semi-Annual Report   295

brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were below or within ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. As the assets of most of the Portfolios as of the end of the most recently completed calendar year had either decreased (or not increased significantly) from Portfolio assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale with respect to these Portfolios was reduced.

296   Semi-Annual Report

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $253 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement.

Semi-Annual Report   297

Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared

298   Semi-Annual Report

by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. The Board received a written report in June 2022 (the “Annual Report”). The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

Semi-Annual Report   299

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www. lazardassetmanagement.com

Performance information as of the most recent month end is available online at www. lazardassetmanagement.com. LZDPS020

Lazard Funds

Semi-Annual Report

June 30, 2022

Fixed Income Funds

Lazard Emerging Markets Debt Portfolio

Lazard Global Fixed Income Portfolio

Lazard US Corporate Income Portfolio

Lazard US Short Duration Fixed Income Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

9	Information About Your Portfolio’s Expenses (unaudited)

12	Portfolio Holdings (unaudited)

13	Portfolios of Investments (unaudited)

13	Lazard Emerging Markets Debt Portfolio

26	Lazard Global Fixed Income Portfolio

37	Lazard US Corporate Income Portfolio

51	Lazard US Short Duration Fixed Income Portfolio

53	Notes to Portfolios of Investments (unaudited)

56	Statements of Assets and Liabilities (unaudited)

60	Statements of Operations (unaudited)

62	Statements of Changes in Net Assets (unaudited)

68	Financial Highlights (unaudited)

78	Notes to Financial Statements (unaudited)

108	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or a Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and the Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

The first six months of 2022 were a turbulent period for financial markets, as optimism about the global economic outlook, which remained resilient throughout 2021, gave way to growing anxiety about worsening inflationary pressure.

Events during the period conspired to create stiff macro headwinds for markets. The economic fallout from Russia’s invasion of Ukraine and the harsh retaliatory sanctions imposed by Western countries rippled across financial markets and the wider global economy because of Russia’s stature as one of the world’s largest producers of oil, natural gas, and other commodities. Energy prices rose sharply, and supply chains bottlenecks worsened due to shortages of Russian industrial metals. Supply chains were further snarled when the Chinese government imposed harsh lockdowns on some of China’s most important cities, including those that serve as global manufacturing hubs, in an attempt to stamp out a rapidly spreading coronavirus outbreak.

With inflation reaching levels not seen in decades, the global monetary landscape shifted dramatically in the period, as policymakers sought to rein in soaring prices by pulling back from the ultra-low interest-rate-policies they implemented to contain the economic fallout from the coronavirus pandemic. In all, central banks from at least 45 countries raised interest rates in the first six months of 2022. At the same time, investors grew nervous that interest rates hikes, especially from major central banks, would tip the fragile global economy into a recession. In the US, the Federal Reserve (the “Fed”) adopted an increasingly aggressive posture during the period, raising its benchmark short-term interest rate by 25 basis points (bps), 50 bps, and 75 bps in March, May, and June, respectively, with more hikes likely, as domestic inflation reached a 40-year high. The Fed also began reducing its $9 trillion balance sheet of Treasury and mortgage bonds in June, which further tightened financial conditions. Across the Atlantic, the European Central Bank stated that it was prepared to raise interest rates in July for the first time in over a decade amid soaring inflation in the euro zone. Elsewhere in Europe, the Bank of England increased its benchmark interest rate four times in the six-month period, as inflation in the UK reached a level not seen since 1982.

2   Semi-Annual Report

Against this backdrop, global equity markets, as measured by the MSCI All Country World Index, fell 20.2% in the period, as stock investors fretted about the impact soaring inflation would have on corporate earnings. Notably, the S&P 500 Index recorded its worst first-half performance since 1970.The Fed’s aggressive rate-hike campaign also drove up the yields of risk-free US Treasury bonds, which undercut the appeal of stocks.

Meanwhile, global bond markets also came under pressure as many central banks transitioned from ultra-accommodative monetary policies to tighter regimes to tame increasing inflationary pressures. Sovereign rates rose amid the faster-than-expected acceleration of central bank interest rate hikes and, in the case of the Fed, balance sheet shrinking. Although credit spreads initially did well in the first quarter of the year, the second quarter saw both investment grade and high yield spreads generally widen compared to historical levels. Consequently, many bond markets around the world suffered losses, with many indices posting outsized year-to-date negative returns through mid-year. Notable among this group of indices was the Bloomberg Global Aggregate Bond Index, which fell 13.9% in the period. Underscoring the high level of risk aversion in the markets, the US dollar continued to strengthen, asserting itself as the safe-haven global currency and further supported by a hawkish central bank determined to regain its inflation fighting credibility.

The challenging market conditions in 2022 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Please see the “Notes to the Performance Overviews” for important information about the calculation of total returns, performance information generally, performance differences between Institutional Shares, Open Shares and R6 Shares, and the indexes shown below.

Lazard Emerging Markets Debt Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Emerging Markets Debt Portfolio, the JPMorgan EMBI Global Diversified® Index, the JPMorgan GBI-EM Global Diversified® Index and the Global Diversified Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares	–22.64%	–2.72%	–0.60%	0.25%
Open Shares	–22.78%	–2.88%	–0.84%	0.00%
R6 Shares	–22.61%	–2.60%	N/A	–1.41%
JP Morgan EMBI Global Diversified Index	–21.22%	–1.19%	2.21%	3.24% (Institutional and Open Shares) –0.30% (R6 Shares)
JP Morgan GBI-EM Global Diversified Index	–19.28%	–2.31%	–1.49%	–0.88% (Institutional and Open Shares) –0.85% (R6 Shares)
Global Diversified Index	–20.23%	–1.70%	0.40%	1.23% (Institutional and Open Shares) –0.53% (R6 Shares)

†	The inception date for the Institutional and Open Shares was February 28, 2011 and for the R6 Shares was July 28, 2016.

4   Semi-Annual Report

Lazard Global Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Fixed Income Portfolio and the Bloomberg Barclays Global Aggregate® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Years	Ten Years
Institutional Shares	–19.22%	–1.87%	–0.88%
Open Shares	–19.40%	–2.13%	–1.16%
Bloomberg Global Aggregate Index	–15.25%	–0.55%	0.11%

Semi-Annual Report   5

Lazard US Corporate Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Corporate Income Portfolio and Cash Pay Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Years	Ten Years	Since Inception	†
Institutional Shares	–11.45%	1.23%	3.38%	3.74%
Open Shares	–11.70%	0.93%	3.07%	3.27%
R6 Shares	–11.45%	0.75%	N/A	1.50%
Cash Pay Index	–12.14%	2.12%	4.36%	5.66% (Institutional Shares) 5.61% (Open Shares) 2.99% (R6 Shares)

†	The inception date for the Institutional Shares was January 2, 1998, for the Open Shares was February 24, 1998 and for the R6 Shares was November 3, 2016.

6   Semi-Annual Report

Lazard US Short Duration Fixed Income Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard US Short Duration Fixed Income Portfolio and the ICE BofAML 1-3 Year US Treasury® Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Years	Ten Years
Institutional Shares	–2.59%	0.80%	0.57%
Open Shares	–2.58%	0.56%	0.42%
ICE BofAML 1-3 Year US Treasury Index	–3.30%	0.94%	0.79%

Notes to Performance Overviews:

Information About Portfolio Performance Shown Above

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of a Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer agent and dividend disbursing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and also exclude one-time adjustments related to the receipt of settlement proceeds by the US Corporate Income Portfolio from a class action lawsuit which impacted the total return of R6 Shares but did not impact that of Institutional or Open; amounts may differ from amounts reported in the financial highlights.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of an investment in a Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on a Portfolio’s distributions or the redemption of Portfolio shares.

Semi-Annual Report   7

The performance of Institutional Shares, Open Shares and R6 Shares, as applicable, may vary, primarily based on the differences in fees borne by shareholders investing in different classes of a Portfolio.

Information About Index Performance Shown Above

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The Bloomberg Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government related debt, corporate debt, securitized debt and global Treasury.

The JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified Index is an unmanaged index of debt instruments of emerging countries. The JPMorgan Government Bond Index-Emerging Markets (“GBI-EM”) Global Diversified Index is a comprehensive Emerging Markets index that consists of regularly traded, liquid, fixed-rate, domestic currency government bonds to which international investors can gain exposure. These indices limit the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding. The same countries are covered in both indices.

The Global Diversified Index is an unmanaged index created by the Investment Manager and is a 50/50 blend of the JPMorgan EMBI Global Diversified Index and the JPMorgan GBI-EM Global Diversified Index.

The government-related debt, corporate debt, and securitized debt provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt and securitized debt.

The Cash Pay Index is The ICE Bank of America Merrill Lynch High Yield (“BofAML”) BB-B US Cash Pay Non-Distressed High Yield® Index. It is constructed to mirror the BB-B non-distressed sector of the public high yield corporate debt market and is a subset of the ICE BofAML High Yield Cash Pay® Index.

The ICE BofAML 1-3 Year US Treasury Index tracks the performance of the direct sovereign debt of the US government having a maturity of at least one year and less than three years.

8   Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2022 through June 30, 2022 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Semi-Annual Report   9

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22
Emerging Markets Debt
Institutional Shares
Actual	$1,000.00	$ 808.40	$3.81	0.85%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Open Shares
Actual	$1,000.00	$ 808.40	$4.71	1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$5.26	1.05%
R6 Shares
Actual	$1,000.00	$ 808.50	$3.59	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%

Global Fixed Income
Institutional Shares
Actual	$1,000.00	$ 841.20	$3.20	0.70%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51	0.70%
Open Shares
Actual	$1,000.00	$ 839.50	$4.33	0.95%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76	0.95%

US Corporate Income
Institutional Shares
Actual	$1,000.00	$ 877.00	$2.56	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%
Open Shares
Actual	$1,000.00	$ 876.00	$3.72	0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01	0.80%
R6 Shares
Actual	$1,000.00	$ 877.40	$2.56	0.55%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.07	$2.76	0.55%

10   Semi-Annual Report

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period* 1/1/22 - 6/30/22	Annualized Expense Ratio During Period 1/1/22 - 6/30/22
US Short Duration Fixed Income
Institutional Shares
Actual	$1,000.00	$ 978.00	$1.96	0.40%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.81	$2.01	0.40%
Open Shares
Actual	$1,000.00	$ 977.10	$2.89	0.59%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96	0.59%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Semi-Annual Report   11

The Lazard Funds, Inc. Portfolio Holdings Presented by

Assets Class/Credit Rating and Region June 30, 2022 (unaudited)

Asset Class/S&P Credit Rating*	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio	Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio
Fixed Income
AAA	0.1%	26.7%	—%	87.7%
AA+	—	4.8	—	—
AA	—	0.4	—	—
AA-	1.8	4.8	—	—
A+	0.1	12.0	—	—
A	3.3	5.2	—	—
A-	0.2	12.6	—	3.9
BBB+	6.4	10.1	—	8.0
BBB	12.2	5.4	1.9	—
BBB-	2.7	2.0	7.9	—
BB+	1.3	2.8	19.7	—
BB	7.3	1.2	18.8	—
BB-	12.5	—	15.4	—
B+	2.7	1.0	11.5	—
B	0.7	—	5.7	—
B-	3.5	—	4.5	—
CCC+	0.9	—	1.1	—
CCC	—	—	—	—
CCC-	—	—	0.2	—
C	0.1	—	—	—
D	1.4	—	—	—
Not Applicable	37.1	9.9	9.2	—
Short-Term Investments	5.7	1.1	4.1	0.4
Total Investments	100.0%	100.0%	100.0%	100.0%

*	Represents percentage of total investments.

12   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2022 (unaudited)

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio

Corporate Bonds | 5.3%

Brazil | 1.0%
MV24 Capital BV, 6.748%, 06/01/34	USD	178	$159,092

China | 0.7%
Country Garden Holdings Co., Ltd., 3.125%, 10/22/25	USD	200	98,500

Kuwait | 1.2%
NBK Tier 1 Financing 2, Ltd., 4.500% (USD Swap 6 Year + 2.832%), 08/27/25 (§), (¶)	USD	200	186,000

Mexico | 2.4%
Banco Mercantil del Norte SA, 6.750% (CMT 5 Year + 4.967%), 09/27/24 (§), (¶)	USD	200	187,750
Petroleos Mexicanos:
6.500%, 01/23/29	USD	35	28,464
8.750%, 06/02/29 (#)	USD	80	71,565
6.840%, 01/23/30	USD	70	55,125
6.700%, 02/16/32	USD	22	16,665
6.950%, 01/28/60	USD	20	12,310
			371,879
Total Corporate Bonds (Cost $980,474)			815,471

Foreign Government Obligations | 88.2%

Angola | 1.2%
Republic of Angola, 9.500%, 11/12/25	USD	200	183,750

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Argentina | 0.5%
Republic of Argentina:
0.500%, 07/09/30 (Ø)	USD	94	$20,539
1.125%, 07/09/35 (Ø)	USD	100	20,875
2.000%, 01/09/38 (Ø)	USD	63	18,335
2.500%, 07/09/41 (Ø)	USD	72	18,540
			78,289

Bahamas | 0.2%
Commonwealth of Bahamas, 8.950%, 10/15/32	USD	50	34,650

Bahrain | 1.4%
Bahrain Government International Bonds, 6.750%, 09/20/29	USD	230	219,621

Barbados | 0.1%
Barbados Government International Bonds, 6.500%, 10/01/29 (#)	USD	10	9,592

Brazil | 7.6%
Brazil Letras do Tesouro Nacional:
0.000%, 07/01/23	BRL	900	151,164
0.000%, 04/01/24	BRL	2,020	310,412
Brazil NTN-F:
10.000%, 01/01/25	BRL	420	71,570
10.000%, 01/01/27	BRL	330	57,218
10.000%, 01/01/29	BRL	860	143,879
10.000%, 01/01/31	BRL	590	96,102
Federal Republic of Brazil:
4.500%, 05/30/29	USD	25	22,403
3.875%, 06/12/30	USD	155	129,890
5.625%, 01/07/41	USD	110	88,536
5.000%, 01/27/45	USD	80	57,365
4.750%, 01/14/50	USD	40	27,145
			1,155,684

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Chile | 2.8%
Bonos de la Tesoreria de la Republica en pesos:
4.500%, 03/01/26	CLP	65,000	$66,476
2.300%, 10/01/28	CLP	25,000	21,509
5.000%, 10/01/28	CLP	80,000	80,615
6.000%, 01/01/43	CLP	10,000	10,457
Chile Government International Bond:
2.750%, 01/31/27	USD	75	70,125
4.000%, 01/31/52	USD	210	173,985
			423,167
China | 4.3%
China Development Bank, 3.500%, 08/13/26	CNY	1,910	292,146
China Government Bonds:
3.120%, 12/05/26	CNY	610	93,068
2.680%, 05/21/30	CNY	1,360	199,908
3.810%, 09/14/50	CNY	460	73,896
			659,018
Colombia | 4.3%
Colombian Titulos De Tesoreria:
6.250%, 11/26/25	COP	301,300	63,477
7.500%, 08/26/26	COP	757,000	161,749
5.750%, 11/03/27	COP	798,000	150,982
6.000%, 04/28/28	COP	217,800	40,901
7.000%, 06/30/32	COP	240,000	42,370
Republic of Colombia:
4.500%, 03/15/29	USD	100	86,394
3.125%, 04/15/31	USD	45	33,379
5.000%, 06/15/45	USD	125	83,656
			662,908
Costa Rica | 0.7%
Republic of Costa Rica:
4.250%, 01/26/23	USD	25	24,879
4.375%, 04/30/25	USD	15	14,487
6.125%, 02/19/31	USD	5	4,651
7.000%, 04/04/44	USD	70	60,104
			104,121

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Czech Republic | 0.9%
Czech Republic:
2.500%, 08/25/28	CZK	2,280	$82,805
2.000%, 10/13/33	CZK	480	15,311
4.200%, 12/04/36	CZK	1,120	44,021
			142,137
Dominican Republic | 2.0%
Dominican Republic:
5.500%, 01/27/25	USD	25	24,802
5.950%, 01/25/27	USD	10	9,549
5.500%, 02/22/29 (#)	USD	45	39,102
4.500%, 01/30/30 (#)	USD	120	95,760
6.000%, 02/22/33 (#)	USD	85	70,699
7.450%, 04/30/44	USD	15	12,814
6.850%, 01/27/45	USD	20	15,897
6.400%, 06/05/49	USD	50	37,181
			305,804
Ecuador | 1.2%
Ecuador Government International Bonds:
0.000%, 07/31/30	USD	356	151,367
5.000%, 07/31/30 (Ø)	USD	37	24,230
			175,597
Egypt | 1.0%
Arab Republic of Egypt, 7.500%, 01/31/27	USD	200	155,500

Gabon | 0.9%
Gabon Government International Bond, 7.000%, 11/24/31 (#)	USD	200	144,500

Guatemala | 0.4%
Republic of Guatemala:
4.875%, 02/13/28	USD	25	23,364
5.375%, 04/24/32 (#)	USD	10	9,208
5.375%, 04/24/32	USD	10	9,208
6.125%, 06/01/50 (#)	USD	15	12,580
			54,360

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Hungary | 0.9%
Hungary Government Bonds:
3.000%, 10/27/27	HUF	34,330	$70,556
2.250%, 04/20/33	HUF	18,510	29,314
3.000%, 04/25/41	HUF	3,940	5,512
Hungary Government International Bond, 5.500%, 06/16/34 (#)	USD	40	38,805
			144,187
Indonesia | 6.0%
Indonesia Government International Bonds:
2.150%, 07/28/31	USD	350	287,038
3.550%, 03/31/32	USD	55	49,987
3.050%, 03/12/51	USD	50	37,943
3.350%, 03/12/71	USD	60	42,082
Indonesia Treasury Bonds:
8.375%, 09/15/26	IDR	386,000	28,009
9.000%, 03/15/29	IDR	818,000	60,537
8.250%, 05/15/29	IDR	1,545,000	110,294
7.000%, 09/15/30	IDR	1,032,000	68,650
8.750%, 05/15/31	IDR	324,000	23,619
8.375%, 03/15/34	IDR	912,000	65,106
8.250%, 05/15/36	IDR	648,000	45,890
8.375%, 04/15/39	IDR	920,000	65,708
Perusahaan Penerbit SBSN Indonesia III, 4.400%, 06/06/27 (#)	USD	35	34,737
			919,600
Iraq | 1.3%
Republic of Iraq, 6.752%, 03/09/23	USD	200	194,850

Ivory Coast | 1.0%
Ivory Coast, 6.125%, 06/15/33	USD	200	155,787

Kazakhstan | 1.3%
Republic of Kazakhstan, 6.500%, 07/21/45	USD	200	199,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Lebanon | 0.4%
Lebanese Republic:
6.375%, 03/09/20 («)	USD	97	$6,354
8.250%, 04/12/21 («)	USD	106	6,545
6.000%, 01/27/23 («)	USD	67	4,116
6.650%, 04/22/24 («)	USD	87	5,671
6.250%, 11/04/24 («)	USD	49	3,041
6.200%, 02/26/25 («)	USD	37	2,273
6.600%, 11/27/26 («)	USD	104	6,390
6.850%, 03/23/27 («)	USD	61	3,595
6.750%, 11/29/27 («)	USD	41	2,532
6.650%, 02/26/30 («)	USD	55	3,242
7.000%, 03/23/32 («)	USD	49	3,026
7.050%, 11/02/35 («)	USD	60	3,686
7.250%, 03/23/37 («)	USD	44	2,428
			52,899
Malaysia | 4.8%
Malaysia Government Bonds:
3.418%, 08/15/22	MYR	80	18,179
3.795%, 09/30/22	MYR	1,009	229,759
3.906%, 07/15/26	MYR	120	27,158
3.899%, 11/16/27	MYR	1,017	228,136
4.498%, 04/15/30	MYR	350	80,220
3.844%, 04/15/33	MYR	330	69,908
3.828%, 07/05/34	MYR	20	4,187
4.893%, 06/08/38	MYR	330	75,291
			732,838
Mexico | 6.1%
Mexican Bonos:
5.750%, 03/05/26	MXN	5,220	230,701
7.500%, 06/03/27	MXN	1,990	92,449
8.500%, 05/31/29	MXN	2,998	144,798
10.000%, 11/20/36	MXN	1,250	67,055
7.750%, 11/13/42	MXN	3,100	134,862
Mexico Government International Bonds: 5.750%, 10/12/10	USD	88	73,661

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

2.659%, 05/24/31	USD	25	$20,575
3.500%, 02/12/34	USD	125	103,375
4.280%, 08/14/41	USD	45	35,629
5.000%, 04/27/51	USD	20	16,566
4.400%, 02/12/52	USD	16	12,040
			931,711
Nigeria | 1.0%
Republic of Nigeria, 8.747%, 01/21/31	USD	200	148,500

Oman | 2.8%
Oman Government International Bonds:
4.750%, 06/15/26	USD	245	232,750
6.250%, 01/25/31	USD	200	193,250
			426,000
Panama | 1.9%
Republic of Panama:
3.160%, 01/23/30	USD	105	93,535
3.298%, 01/19/33	USD	5	4,285
4.500%, 05/15/47	USD	10	8,258
4.500%, 04/16/50	USD	30	24,512
4.500%, 04/01/56	USD	75	59,733
3.870%, 07/23/60	USD	60	42,574
4.500%, 01/19/63	USD	80	61,880
			294,777
Paraguay | 0.9%
Republic of Paraguay:
5.000%, 04/15/26	USD	25	24,544
4.700%, 03/27/27	USD	35	33,574
3.849%, 06/28/33 (#)	USD	53	43,288
6.100%, 08/11/44	USD	40	34,707
			136,113
Peru | 4.5%
Republic of Peru:
3.230%, 07/28/21	USD	60	36,892
6.350%, 08/12/28	PEN	650	160,102

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

5.940%, 02/12/29	PEN	80	$19,091
2.844%, 06/20/30	USD	100	87,175
2.783%, 01/23/31	USD	130	110,646
6.950%, 08/12/31	PEN	75	18,557
6.900%, 08/12/37	PEN	730	172,189
5.350%, 08/12/40	PEN	55	10,748
3.300%, 03/11/41	USD	85	64,005
			679,405
Philippines | 2.1%
Republic of Philippines:
3.750%, 01/14/29	USD	105	101,862
3.556%, 09/29/32	USD	40	36,904
3.950%, 01/20/40	USD	35	30,323
3.700%, 03/01/41	USD	35	28,923
3.700%, 02/02/42	USD	35	28,923
2.950%, 05/05/45	USD	55	39,262
2.650%, 12/10/45	USD	40	27,404
3.200%, 07/06/46	USD	40	29,804
			323,405
Poland | 1.8%
Republic of Poland Government Bonds:
2.500%, 07/25/26	PLN	190	35,325
3.750%, 05/25/27	PLN	92	17,601
2.500%, 07/25/27	PLN	790	141,177
2.750%, 04/25/28	PLN	300	53,643
1.250%, 10/25/30	PLN	220	32,158
			279,904
Qatar | 1.8%
Qatar Government International Bond, 6.400%, 01/20/40	USD	235	278,475

Romania | 0.5%
Romanian Government Bonds:
5.800%, 07/26/27	RON	170	31,754
4.150%, 01/26/28	RON	220	37,356
			69,110

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Saudi Arabia | 2.3%
Saudi Government International Bond, 2.250%, 02/02/33	USD	415	$344,450

Senegal | 1.0%
Republic of Senegal, 6.250%, 05/23/33	USD	200	151,000

South Africa | 7.3%
Republic of South Africa:
4.850%, 09/27/27	USD	60	54,686
4.850%, 09/30/29	USD	10	8,536
8.000%, 01/31/30	ZAR	4,660	248,847
5.875%, 06/22/30	USD	55	49,665
8.250%, 03/31/32	ZAR	1,510	77,692
8.875%, 02/28/35	ZAR	1,520	78,272
8.500%, 01/31/37	ZAR	6,840	332,104
5.375%, 07/24/44	USD	115	78,617
5.000%, 10/12/46	USD	25	16,200
5.650%, 09/27/47	USD	30	20,481
8.750%, 02/28/48	ZAR	1,445	68,398
6.300%, 06/22/48	USD	25	18,606
5.750%, 09/30/49	USD	90	61,650
			1,113,754

Sri Lanka | 0.2%
Republic of Sri Lanka:
5.750%, 04/18/23	USD	15	4,662
6.125%, 06/03/25	USD	10	3,242
6.825%, 07/18/26	USD	5	1,642
6.200%, 05/11/27	USD	50	14,005
6.750%, 04/18/28	USD	35	9,804
7.850%, 03/14/29	USD	15	4,202
			37,557

Suriname | 0.1%
Republic of Suriname, 9.250%, 10/26/26	USD	10	7,074

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Thailand | 0.7%
Thailand Government Bonds:
3.400%, 06/17/36	THB	1,330	$37,081
3.300%, 06/17/38	THB	2,690	72,882
			109,963

Turkey | 1.7%
Hazine Mustesarligi Varlik Kiralama AS, 7.250%, 02/24/27 (#)	USD	125	117,172
Republic of Turkey:
7.375%, 02/05/25	USD	95	88,130
5.750%, 05/11/47	USD	95	58,384
			263,686

Ukraine | 0.4%
Ukraine Government Bonds:
9.750%, 11/01/28	USD	200	49,000
0.000%, 05/31/40 (§)	USD	36	8,820
			57,820

United Arab Emirates | 2.6%
United Arab Emirates International, 4.050%, 07/07/32	USD	400	402,500

Uruguay | 1.6%
Republica Orient Uruguay:
4.375%, 10/27/27	USD	30	30,343
4.375%, 01/23/31	USD	55	55,595
4.125%, 11/20/45	USD	30	27,493
5.100%, 06/18/50	USD	85	85,255
4.975%, 04/20/55	USD	50	49,290
			247,976

Uzbekistan | 0.9%
Republic of Uzbekistan International Bond, 3.900%, 10/19/31 (#)	USD	200	141,500

Zambia | 0.8%
Republic of Zambia, 8.500%, 04/14/24	USD	200	120,000

Total Foreign Government Obligations (Cost $16,357,231)			13,472,539

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Emerging Markets Debt Portfolio (continued)

Quasi Government Bonds | 0.2%

Mexico | 0.1%
Petroleos Mexicanos, 6.750%, 09/21/47	USD	16	$9,800

Venezuela | 0.1%
Petroleos de Venezuela SA:
6.000%, 11/15/26 («)	USD	124	6,820
5.500%, 04/12/37 («)	USD	100	5,500
			12,320
Total Quasi Government Bonds (Cost $91,818)			22,120

Supranational Bonds | 0.1%
International Finance Corp., 8.000%, 10/09/23 (Cost $14,152)	IDR	200,000	13,832

Description		Shares	Fair Value

Short-Term Investments | 5.7%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $870,528)		870,528	$870,528

Total Investments | 99.5% (Cost $18,314,203) (»)			$15,194,490

Cash and Other Assets in Excess of Liabilities | 0.5%			81,951

Net Assets | 100.0%			$15,276,441

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

Lazard Emerging Markets Debt Portfolio (continued)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

BRL	19,924	USD	4,112	BOA	07/05/22	$—	$305
BRL	613,956	USD	119,377	BOA	07/05/22	—	2,063
BRL	191,440	USD	36,548	BRC	07/05/22	32	—
BRL	210,860	USD	40,000	BRC	08/02/22	—	54
BRL	442,440	USD	84,467	SCB	07/05/22	73	—
CLP	73,728,000	USD	80,000	BOA	08/08/22	—	264
CNY	413,637	USD	61,603	BOA	07/20/22	185	—
CNY	413,637	USD	61,591	BRC	07/20/22	198	—
CNY	133,771	USD	20,000	SCB	07/20/22	—	18
COP	164,800,000	USD	40,000	BOA	07/13/22	—	360
COP	276,710,000	USD	70,000	CIT	07/13/22	—	3,442
CZK	5,285,261	USD	223,194	BRC	07/20/22	269	—
CZK	237,019	USD	10,000	SCB	07/20/22	21	—
HUF	48,125,110	USD	130,935	BOA	07/20/22	—	4,037
HUF	3,729,518	USD	10,000	SCB	07/20/22	—	166
IDR	438,000,000	USD	30,000	BRC	07/19/22	—	604
IDR	1,618,104,400	USD	110,000	SCB	07/19/22	—	1,401
IDR	6,545,809,710	USD	445,991	SCB	07/19/22	—	6,668
IDR	144,300,000	USD	10,000	SCB	09/02/22	—	324
MXN	1,922,757	USD	93,051	BOA	07/20/22	2,305	—
MXN	1,419,460	USD	70,000	BRC	07/20/22	395	—
MXN	1,922,757	USD	93,052	UBS	07/20/22	2,304	—
MYR	582,354	USD	134,285	BOA	08/23/22	—	2,142
PEN	76,650	USD	20,000	BRC	07/18/22	—	8
PLN	582,043	USD	129,461	BOA	07/20/22	145	—
PLN	582,043	USD	129,443	UBS	07/20/22	163	—
RON	611,955	USD	127,885	BRC	07/20/22	1,520	—
RON	232,475	USD	50,000	CIT	07/20/22	—	841
THB	23,539,078	USD	675,585	CIT	08/29/22	—	8,179
USD	3,804	BRL	19,924	BOA	07/05/22	—	3
USD	117,212	BRL	613,956	BOA	07/05/22	—	102
USD	118,425	BRL	613,956	BOA	08/02/22	2,116	—
USD	40,000	BRL	191,440	BRC	07/05/22	3,420	—
USD	90,000	BRL	442,440	SCB	07/05/22	5,459	—
USD	28,118	CLP	24,574,921	UBS	08/08/22	1,541	—
USD	60,000	CNY	402,342	SCB	07/20/22	—	101
USD	117,220	COP	469,689,860	BOA	07/13/22	4,245	—

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

Lazard Emerging Markets Debt Portfolio (concluded)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	40,000	COP	161,680,000	BRC	07/25/22	$1,198	$—
USD	117,283	COP	469,689,838	UBS	07/13/22	4,307	—
USD	10,000	CZK	232,202	SCB	07/20/22	182	—
USD	20,000	HUF	7,608,799	SCB	07/20/22	—	63
USD	141,700	IDR	2,091,492,000	BRC	07/19/22	1,329	—
USD	30,000	IDR	447,690,000	SCB	07/19/22	—	47
USD	38,300	IDR	565,346,300	SCB	07/19/22	357	—
USD	39,573	IDR	580,819,966	SCB	07/19/22	592	—
USD	80,000	IDR	1,175,600,000	SCB	07/19/22	1,099	—
USD	48,041	MXN	985,816	BRC	07/20/22	—	849
USD	50,000	MXN	994,975	BRC	07/20/22	656	—
USD	30,000	MYR	131,493	SCB	08/23/22	163	—
USD	90,000	MYR	396,090	SCB	08/23/22	122	—
USD	95,644	PEN	367,789	BOA	07/18/22	—	283
USD	30,000	PEN	111,630	BRC	07/18/22	885	—
USD	95,073	PEN	367,789	BRC	07/18/22	—	854
USD	50,000	PLN	225,273	SCB	07/20/22	—	162
USD	10,000	RON	46,501	SCB	07/20/22	167	—
USD	30,000	THB	1,058,775	SCB	08/29/22	—	20
USD	44,177	ZAR	709,824	BRC	07/20/22	612	—
USD	44,197	ZAR	709,824	UBS	07/20/22	633	—
UYU	353,959	USD	8,688	HSB	09/06/22	161	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$36,854	$33,360

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio

Corporate Bonds | 35.2%

Canada | 1.8%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	110	$99,220

Germany | 1.1%
Mercedes-Benz Group AG MTN, 0.750%, 09/10/30	EUR	70	61,178

Netherlands | 1.9%
ING Groep NV MTN, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	100	101,816

Switzerland | 0.4%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	22	20,473

United Kingdom | 2.0%
Tesco Corporate Treasury Services PLC, 2.750%, 04/27/30	GBP	100	106,064

United States | 28.0%
Adobe, Inc., 2.300%, 02/01/30	USD	65	57,401
Alphabet, Inc., 1.100%, 08/15/30	USD	35	28,725
Amazon.com, Inc., 3.150%, 08/22/27	USD	25	24,307
American Express Co., 4.050%, 05/03/29	USD	60	58,827
Amgen, Inc., 3.000%, 02/22/29	USD	60	55,343
Apple, Inc., 3.000%, 06/20/27	USD	30	29,331

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Ball Corp., 4.875%, 03/15/26	USD	25	$24,594
Bank of America Corp.:
1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	50	48,862
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	85	58,756
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	95	88,206
Clean Harbors, Inc., 4.875%, 07/15/27	USD	25	22,875
Dell International LLC, 5.300%, 10/01/29	USD	65	64,079
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	80	59,428
Johnson Controls International PLC, 1.750%, 09/15/30	USD	75	60,979
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	95	90,070
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	45	42,684
McDonald’s Corp., 3.125%, 03/04/25	CAD	70	52,957
Microsoft Corp., 3.500%, 11/15/42	USD	25	22,133
Morgan Stanley, 3.625%, 01/20/27	USD	55	53,271
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	15	13,085
PepsiCo, Inc., 2.875%, 10/15/49	USD	35	27,789
Pfizer, Inc., 2.625%, 04/01/30	USD	65	59,350
Prologis LP REIT, 1.250%, 10/15/30	USD	120	94,859

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Service Corp. International, 4.625%, 12/15/27	USD	30	$28,200
Starbucks Corp., 4.450%, 08/15/49	USD	25	22,414
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	75	59,246
The Home Depot, Inc., 5.875%, 12/16/36	USD	40	45,991
The Procter & Gamble Co., 1.200%, 10/29/30	USD	35	28,581
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	65	56,271
United Rentals North America, Inc., 4.875%, 01/15/28	USD	30	28,364
Verizon Communications, Inc., 3.875%, 02/08/29	USD	90	87,074
Visa, Inc., 0.750%, 08/15/27	USD	35	30,363
			1,524,415
Total Corporate Bonds (Cost $2,215,637)			1,913,166

Foreign Government Obligations | 46.7%

Australia | 2.6%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	100	54,993
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	160	87,366
			142,359
Bahamas | 1.0%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	73	52,939

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Bermuda | 3.5%
Government of Bermuda, 3.717%, 01/25/27	USD	200	$192,913

Canada | 4.6%
City of Vancouver, 2.900%, 11/20/25	CAD	80	60,978
Export Development Canada, 1.650%, 07/31/24	CAD	90	67,596
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	55	36,537
Province of Quebec, 1.850%, 02/13/27	CAD	115	83,104
			248,215
Chile | 3.5%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	50,000	53,029
2.300%, 10/01/28	CLP	65,000	55,923
Republic of Chile, 0.830%, 07/02/31	EUR	100	81,661
			190,613
Colombia | 0.5%
Republic of Colombia, 9.850%, 06/28/27	COP	126,000	29,030

Czech Republic | 1.8%
Czech Republic, 1.000%, 06/26/26	CZK	2,780	98,731

France | 0.5%
Government of France, 1.750%, 06/25/39	EUR	30	29,277

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Hungary | 1.3%
Hungary Government Bonds, 2.750%, 12/22/26	HUF	20,780	$43,653
Hungary Government International Bond, 1.750%, 06/05/35	EUR	35	25,888
			69,541
Ireland | 0.6%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	30	30,295

Japan | 3.6%
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	200	197,396

Mexico | 2.6%
Mexican Bonos:
8.000%, 09/05/24	MXN	1,110	53,697
7.500%, 06/03/27	MXN	1,220	56,677
United Mexican States, 6.750%, 02/06/24	GBP	25	31,475
			141,849
Morocco | 1.3%
Morocco Government International Bond, 1.500%, 11/27/31	EUR	100	69,446

New Zealand | 6.5%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	120	70,980
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	190	114,996
1.500%, 04/20/29	NZD	210	108,917
2.000%, 04/15/37	NZD	130	56,625
			351,518

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

Norway | 1.8%
Oslo Kommune, 2.350%, 09/04/24	NOK	1,000	$99,002

Panama | 2.2%
Republic of Panama, 8.875%, 09/30/27	USD	100	117,769

Peru | 2.0%
Peru Government Bonds:
6.150%, 08/12/32 (#)	PEN	250	57,601
3.000%, 01/15/34	USD	65	53,333
			110,934
Poland | 1.0%
Poland Government Bonds, 6.680% ((WIBOR 6 Month),), 05/25/28 (§)	PLN	255	53,587

Portugal | 1.1%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	60	58,445

Singapore | 1.0%
Singapore Government Bond, 3.375%, 09/01/33	SGD	75	55,766

Spain | 1.0%
Spain Government Bond, 1.000%, 07/30/42	EUR	75	56,046

Thailand | 1.2%
Thailand Government Bonds, 1.585%, 12/17/35	THB	2,745	62,672

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

United Kingdom | 1.5%
United Kingdom Gilt:
0.875%, 07/31/33	GBP	55	$57,246
1.500%, 07/22/47	GBP	25	24,145
			81,391
Total Foreign Government Obligations (Cost $3,086,393)			2,539,734

Quasi Government Bonds | 1.3%

Germany | 1.3%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $79,685)	USD	78	70,958

Supranational Bonds | 11.3%
Asian Development Bank, 2.125%, 03/19/25	USD	50	48,738
European Investment Bank, 1.000%, 01/28/28	CAD	80	54,537
Inter-American Development Bank, 7.875%, 03/14/23	IDR	1,140,000	77,801
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	41	25,129
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	115	86,122
2.900%, 11/26/25	AUD	100	66,889
1.250%, 03/16/26	NOK	660	62,572
1.125%, 09/13/28	USD	35	30,910
International Finance Corp.:
2.125%, 04/07/26	USD	105	101,085
1.500%, 04/15/35	AUD	132	62,519

Total Supranational Bonds (Cost $703,559)			616,302

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Fixed Income Portfolio (continued)

US Municipal Bonds | 1.6%

California | 1.6%
State of California:
4.500%, 04/01/33	USD	45	$46,082
7.550%, 04/01/39	USD	30	40,695
			86,777

Total US Municipal Bonds (Cost $95,564)			86,777

US Treasury Securities | 2.2%
U.S. Treasury Bond, 1.750%, 08/15/41 (Cost $134,180)	USD	160	121,706

Description		Shares	Fair Value

Short-Term Investments | 1.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $57,844)		57,844	$57,844

Total Investments | 99.4% (Cost $6,372,862) (»)			$5,406,487

Cash and Other Assets in Excess of Liabilities | 0.6%			31,511

Net Assets | 100.0%			$5,437,998

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

HUF	930,237	USD	2,511	JPM	07/13/22	$—	$ 56
IDR	637,120,000	USD	44,119	JPM	07/22/22	—	1,360
JPY	37,770,641	USD	302,194	CIT	07/13/22	—	23,692
JPY	2,498,163	USD	19,600	HSB	07/13/22	—	1,180
JPY	78,485,624	USD	627,954	HSB	07/13/22	—	49,238
JPY	1,774,771	USD	13,900	JPM	07/13/22	—	814
JPY	8,613,645	USD	66,700	JPM	07/13/22	—	3,187
KRW	39,988,220	USD	31,600	JPM	07/22/22	—	795
KRW	99,026,720	USD	79,806	JPM	07/22/22	—	3,521
MXN	432,023	USD	21,063	HSB	07/13/22	389	—
MXN	818,881	USD	40,423	HSB	07/13/22	240	—
MXN	138,509	USD	7,023	JPM	07/13/22	—	146
MXN	575,740	USD	28,300	JPM	07/13/22	289	—
NOK	37,943	USD	4,043	HSB	07/13/22	—	190
NOK	997,874	USD	103,733	JPM	07/13/22	—	2,413
NZD	47,328	USD	30,789	HSB	11/10/22	—	1,277
NZD	68,353	USD	43,917	HSB	11/10/22	—	1,295
PEN	32,052	USD	8,552	JPM	10/28/22	—	275
PLN	14,424	USD	3,347	JPM	07/13/22	—	132
PLN	53,351	USD	12,042	JPM	07/13/22	—	149
RON	77,070	USD	16,300	HSB	07/13/22	16	—
RON	157,463	USD	34,900	HSB	07/13/22	—	1,565
RON	167,390	USD	36,500	HSB	07/13/22	—	1,063
SEK	390,439	USD	41,272	JPM	07/13/22	—	3,096
SGD	21,184	USD	15,311	JPM	07/13/22	—	63
SGD	5,272	USD	3,835	JPM	10/12/22	—	37
USD	94,191	AUD	126,128	CIT	07/13/22	7,129	—
USD	28,291	AUD	41,102	HSB	07/13/22	—	80
USD	50,039	AUD	67,006	HSB	07/13/22	3,787	—
USD	8,143	AUD	11,036	JPM	07/13/22	525	—
USD	14,106	AUD	18,887	JPM	07/13/22	1,069	—
USD	19,763	AUD	26,614	JPM	07/13/22	1,392	—
USD	66,634	AUD	89,222	MSC	07/13/22	5,047	—
USD	190,516	CAD	239,796	CIT	07/13/22	4,216	—
USD	25,900	CAD	33,431	HSB	07/13/22	—	72
USD	245,536	CAD	309,029	HSB	07/13/22	5,448	—
USD	176,414	CAD	222,039	JPM	07/13/22	3,910	—
USD	46,300	CHF	43,466	HSB	07/13/22	749	—

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Lazard Global Fixed Income Portfolio (concluded)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	130,099	CLP	107,058,110	CIT	07/13/22	$13,613	$ —
USD	21,500	CNH	143,793	HSB	07/13/22	16	—
USD	30,100	CNH	192,932	HSB	07/13/22	1,274	—
USD	32,600	CNH	216,723	HSB	07/13/22	219	—
USD	62,189	COP	248,214,491	HSB	07/28/22	2,653	—
USD	141,848	CZK	3,211,306	JPM	07/13/22	5,938	—
USD	59,616	EUR	56,579	HSB	07/13/22	294	—
USD	75,000	EUR	69,723	HSB	07/13/22	1,897	—
USD	95,000	EUR	89,708	HSB	07/13/22	943	—
USD	251,303	EUR	229,900	HSB	07/13/22	10,258	—
USD	17,200	GBP	13,912	HSB	07/13/22	263	—
USD	21,700	GBP	17,285	HSB	07/13/22	657	—
USD	122,716	GBP	94,163	JPM	07/13/22	8,081	—
USD	6,666	HUF	2,351,239	HSB	07/13/22	459	—
USD	25,860	HUF	9,126,355	JPM	07/13/22	1,768	—
USD	32,288	IDR	464,944,448	JPM	07/22/22	1,084	—
USD	32,700	IDR	478,728,000	JPM	07/22/22	572	—
USD	54,305	JPY	6,787,525	CIT	07/13/22	4,257	—
USD	39,900	JPY	5,261,872	HSB	07/13/22	1,101	—
USD	45,300	JPY	5,893,625	HSB	07/13/22	1,843	—
USD	50,000	JPY	6,812,050	JPM	07/13/22	—	229
USD	56,000	JPY	7,366,688	JPM	07/13/22	1,682	—
USD	39,200	KRW	50,027,040	JPM	07/22/22	662	—
USD	128,036	MXN	2,593,743	HSB	07/13/22	—	760
USD	37,100	MXN	751,044	JPM	07/13/22	—	194
USD	32,700	NOK	307,750	HSB	07/13/22	1,452	—
USD	31,400	NOK	310,884	JPM	07/13/22	—	166
USD	226,139	NOK	1,990,995	JPM	07/13/22	23,980	—
USD	74,749	NZD	116,322	CIT	11/10/22	2,215	—
USD	185,018	NZD	287,965	HSB	11/10/22	5,456	—
USD	135,247	NZD	210,497	JPM	11/10/22	3,990	—
USD	67,409	PEN	262,186	JPM	10/28/22	—	292
USD	45,899	PLN	197,946	HSB	07/13/22	1,776	—
USD	8,552	SGD	11,641	HSB	10/12/22	166	—
USD	58,856	SGD	80,127	JPM	10/12/22	1,134	—
USD	45,477	THB	1,515,972	HSB	10/12/22	2,392	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$138,638	$177,656

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio

Corporate Bonds | 86.8%

Aerospace & Defense | 1.2%
Howmet Aerospace, Inc., 3.000%, 01/15/29	$1,500	$1,242,360
The Boeing Co., 4.875%, 05/01/25	1,500	1,494,463
Triumph Group, Inc., 6.250%, 09/15/24 (#)	500	445,920
		3,182,743
Airlines | 0.4%
United Airlines Pass Through Trust ,Series A, 4.150%, 10/11/25	1,114	1,093,323

Auto Components | 1.3%
Tenneco, Inc., 5.000%, 07/15/26	2,100	1,963,500
The Goodyear Tire & Rubber Co.,
5.000%, 05/31/26	250	230,216
5.250%, 07/15/31	1,500	1,205,625
		3,399,341
Automobiles | 1.1%
Jaguar Land Rover Automotive PLC, 4.500%, 10/01/27 (#)	1,000	749,540
Stellantis NV, 5.250%, 04/15/23	2,000	2,013,720
		2,763,260
Building Products | 1.2%
Builders FirstSource, Inc., 4.250%, 02/01/32 (#)	2,000	1,522,340
Griffon Corp., 5.750%, 03/01/28	1,750	1,588,545
		3,110,885

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Capital Markets | 1.2%
Icahn Enterprises LP, 6.250%, 05/15/26	$1,500	$1,404,240
MPT Operating Partnership LP, 3.500%, 03/15/31	500	394,080
MSCI, Inc., 3.250%, 08/15/33 (#)	1,750	1,394,908
		3,193,228
Chemicals | 2.7%
Ashland LLC, 3.375%, 09/01/31 (#)	1,500	1,220,061
Methanex Corp., 5.125%, 10/15/27	1,750	1,544,375
Mosaic Global Holdings, Inc., 7.300%, 01/15/28	775	844,242
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,367,328
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,200,000
WR Grace Holdings LLC, 4.875%, 06/15/27 (#)	1,000	870,240
		7,046,246
Commercial Services & Supplies | 5.3%
ACCO Brands Corp., 4.250%, 03/15/29 (#)	2,000	1,639,200
Aramark Services, Inc., 5.000%, 04/01/25 (#)	2,000	1,916,290
Ashtead Capital, Inc., 4.375%, 08/15/27 (#)	1,900	1,766,192
Clean Harbors, Inc., 4.875%, 07/15/27 (#)	2,000	1,830,000
GFL Environmental, Inc., 3.500%, 09/01/28 (#)	1,750	1,500,625

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

KAR Auction Services, Inc., 5.125%, 06/01/25 (#)	$1,800	$1,711,638
Pitney Bowes, Inc., 6.875%, 03/15/27 (#)	2,000	1,588,427
Prime Security Services Borrower LLC, 3.375%, 08/31/27 (#)	1,500	1,235,625
The ADT Security Corp.:
4.125%, 06/15/23	500	491,120
4.125%, 08/01/29 (#)	250	202,891
		13,882,008
Construction Materials | 0.6%
James Hardie International Finance DAC, 5.000%, 01/15/28 (#)	1,760	1,566,400

Consumer Finance | 0.7%
Ford Motor Credit Co. LLC:
2.700%, 08/10/26	1,000	852,150
4.125%, 08/17/27	1,000	880,500
		1,732,650
Containers & Packaging | 3.3%
Ardagh Metal Packaging Finance USA LLC, 4.000%, 09/01/29 (#)	1,200	963,000
Ardagh Packaging Finance PLC, 4.125%, 08/15/26 (#)	1,200	1,016,652
Ball Corp., 4.000%, 11/15/23	2,100	2,083,589
Crown Americas LLC, 4.250%, 09/30/26	500	461,250
Graphic Packaging International LLC, 3.500%, 03/15/28 (#)	1,600	1,376,020
Silgan Holdings, Inc., 4.125%, 02/01/28	1,996	1,789,873
Smurfit Kappa Treasury Funding DAC, 7.500%, 11/20/25	750	818,046
		8,508,430

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Diversified Consumer Services | 0.7%
Service Corp. International, 4.625%, 12/15/27	$2,000	$1,880,000

Diversified Financial Services | 1.2%
Level 3 Financing, Inc.:
4.250%, 07/01/28 (#)	1,000	801,250
3.625%, 01/15/29 (#)	1,000	771,052
Suburban Propane Partners LP, 5.000%, 06/01/31 (#)	1,750	1,488,156
		3,060,458
Diversified Telecommunication Services | 2.2%
Connect Finco SARL, 6.750%, 10/01/26 (#)	1,500	1,347,945
Hughes Satellite Systems Corp., 5.250%, 08/01/26	2,091	1,923,720
Lumen Technologies, Inc., 4.000%, 02/15/27 (#)	1,100	930,325
Zayo Group Holdings, Inc., 4.000%, 03/01/27 (#)	2,000	1,659,180
		5,861,170
Electric Utilities | 0.4%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	1,500	1,175,985

Electrical Equipment | 1.5%
Rackspace Technology Global, Inc., 3.500%, 02/15/28 (#)	2,000	1,566,970
Sensata Technologies, Inc.:
4.375%, 02/15/30 (#)	1,100	936,295
3.750%, 02/15/31 (#)	250	200,365
Vistra Operations Co. LLC, 4.375%, 05/01/29 (#)	1,500	1,254,945
		3,958,575

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Energy Equipment & Services | 0.3%
DCP Midstream Operating LP, 3.250%, 02/15/32	$1,050	$823,599

Entertainment | 1.9%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,205,475
Live Nation Entertainment, Inc.:
4.875%, 11/01/24 (#)	1,550	1,480,250
3.750%, 01/15/28 (#)	500	431,250
Netflix, Inc., 4.375%, 11/15/26	500	481,755
WMG Acquisition Corp., 3.000%, 02/15/31 (#)	1,800	1,396,188
		4,994,918
Equity Real Estate Investment Trusts (REITs) | 3.3%
HAT Holdings I LLC, 3.375%, 06/15/26 (#)	1,500	1,290,000
Iron Mountain, Inc.:
4.875%, 09/15/29 (#)	500	424,965
4.500%, 02/15/31 (#)	1,250	1,021,431
Park Intermediate Holdings LLC, 4.875%, 05/15/29 (#)	1,500	1,287,998
RHP Hotel Properties LP, 4.500%, 02/15/29 (#)	1,750	1,483,823
VICI Properties LP,
4.500%, 09/01/26 (#)	1,800	1,656,000
4.250%, 12/01/26 (#)	1,500	1,369,965
		8,534,182
Food & Staples Retailing | 2.4%
Albertsons Cos, Inc., 3.500%, 03/15/29 (#)	1,500	1,213,971
Kraft Heinz Foods Co., 4.250%, 03/01/31	2,350	2,234,618

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Performance Food Group, Inc., 4.250%, 08/01/29 (#)	$1,800	$1,503,000
US Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,264,562
		6,216,151
Food Products | 3.1%
B&G Foods, Inc., 5.250%, 04/01/25	1,500	1,383,300
Darling Ingredients, Inc., 6.000%, 06/15/30 (#)	2,000	1,993,300
Lamb Weston Holdings, Inc., 4.125%, 01/31/30 (#)	2,000	1,731,120
Post Holdings, Inc., 4.500%, 09/15/31 (#)	2,000	1,635,700
TreeHouse Foods, Inc., 4.000%, 09/01/28	1,750	1,425,795
		8,169,215
Gas Utilities | 0.6%
AmeriGas Partners LP, 5.625%, 05/20/24	1,550	1,495,636

Health Care Equipment & Supplies | 1.7%
Avantor Funding, Inc., 3.875%, 11/01/29 (#)	1,500	1,311,975
Hologic, Inc., 4.625%, 02/01/28 (#)	2,000	1,871,500
Medline Borrower LP, 3.875%, 04/01/29 (#)	1,500	1,277,565
		4,461,040
Health Care Providers & Services | 5.0%
Centene Corp., 3.375%, 02/15/30	1,500	1,272,075

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

DaVita, Inc., 4.625%, 06/01/30 (#)	$2,000	$1,559,724
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,497,181
HCA, Inc., 3.500%, 09/01/30	2,000	1,701,420
Legacy LifePoint Health LLC, 4.375%, 02/15/27 (#)	1,250	1,071,025
Molina Healthcare, Inc., 3.875%, 05/15/32 (#)	1,750	1,467,526
PRA Health Sciences, Inc., 2.875%, 07/15/26 (#)	200	178,000
Tenet Healthcare Corp.:
4.625%, 07/15/24	309	296,556
4.875%, 01/01/26 (#)	1,000	920,000
4.375%, 01/15/30 (#)	1,500	1,269,045
Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 01/31/25	1,900	1,851,803
		13,084,355
Hotels, Restaurants & Leisure | 6.9%
1011778 BC ULC, 3.875%, 01/15/28 (#)	2,100	1,822,632
Boyd Gaming Corp.:
4.750%, 12/01/27	850	769,250
4.750%, 06/15/31 (#)	1,250	1,056,275
Brinker International, Inc., 5.000%, 10/01/24 (#)	2,000	1,873,140
Cedar Fair LP, 5.375%, 04/15/27	1,550	1,468,904
Hilton Domestic Operating Co., Inc., 3.625%, 02/15/32 (#)	2,000	1,588,750
International Game Technology PLC, 4.125%, 04/15/26 (#)	1,500	1,357,500
MGM Resorts International, 4.625%, 09/01/26	800	710,129

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Six Flags Entertainment Corp., 4.875%, 07/31/24 (#)	$1,850	$1,756,519
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,365,000
Travel + Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,160,386
Wynn Las Vegas LLC, 5.500%, 03/01/25 (#)	2,000	1,830,000
Yum! Brands, Inc., 4.625%, 01/31/32	1,500	1,325,250
		18,083,735
Household Durables | 0.5%
Tempur Sealy International, Inc., 4.000%, 04/15/29 (#)	1,750	1,409,695

Household Products | 1.0%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,200	952,464
Spectrum Brands, Inc., 5.750%, 07/15/25	1,800	1,777,325
		2,729,789
Independent Power & Renewable Electricity Producers | 1.1%
Calpine Corp., 4.500%, 02/15/28 (#)	1,500	1,361,816
NextEra Energy Operating Partners LP, 4.500%, 09/15/27 (#)	1,750	1,620,998
		2,982,814
Interactive Media & Services | 1.3%
Twitter Inc,
3.875%, 12/15/27 (#)	1,250	1,178,444
5.000%, 03/01/30 (#)	1,000	948,750
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,278,667
		3,405,861

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

IT Services | 0.4%
Block, Inc., 3.500%, 06/01/31 (#)	$1,450	$1,155,447

Machinery | 2.8%
Allison Transmission, Inc., 4.750%, 10/01/27 (#)	1,795	1,641,849
Amsted Industries, Inc.:
5.625%, 07/01/27 (#)	750	705,000
4.625%, 05/15/30 (#)	1,000	852,500
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	2,000	1,744,680
Terex Corp., 5.000%, 05/15/29 (#)	1,000	850,000
Vertiv Group Corp., 4.125%, 11/15/28 (#)	1,750	1,420,860
		7,214,889
Media | 9.6%
AMC Networks, Inc., 4.250%, 02/15/29	1,000	810,190
CCO Holdings LLC:
5.125%, 05/01/27 (#)	500	471,875
4.750%, 03/01/30 (#)	1,500	1,282,875
Clear Channel Worldwide Holdings, Inc., 5.125%, 08/15/27 (#)	2,000	1,688,660
CSC Holdings LLC:
7.500%, 04/01/28 (#)	1,690	1,411,150
4.500%, 11/15/31 (#)	1,000	771,150
DISH DBS Corp.:
5.250%, 12/01/26 (#)	1,000	783,840
5.750%, 12/01/28 (#)	750	555,308
GCI LLC, 4.750%, 10/15/28 (#)	250	216,612
Gray Escrow II, Inc., 5.375%, 11/15/31 (#)	1,000	801,230

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Lazard Global Fixed Income Portfolio (continued)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	13,254	USD	9,200	HSB	07/13/22	$—	$51
AUD	8,118	USD	5,868	JPM	07/13/22	—	264
AUD	15,845	USD	10,939	JPM	07/13/22	—	2
AUD	18,050	USD	13,400	JPM	07/13/22	—	941
CAD	2,515	USD	2,000	HSB	07/13/22	—	46
CAD	17,717	USD	13,778	HSB	07/13/22	—	14
CAD	19,328	USD	15,200	HSB	07/13/22	—	184
CAD	25,406	USD	19,669	HSB	07/13/22	69	—
CAD	26,900	USD	21,475	HSB	07/13/22	—	576
CAD	48,629	USD	38,592	HSB	07/13/22	—	811
CAD	65,004	USD	50,058	HSB	07/13/22	445	—
CAD	77,882	USD	61,906	JPM	07/13/22	—	1,398
CHF	20,804	USD	22,436	HSB	07/13/22	—	634
CHF	56,032	USD	60,411	JPM	07/13/22	—	1,691
CLP	4,892,747	USD	5,976	CIT	07/13/22	—	652
CLP	8,746,600	USD	10,100	CIT	07/13/22	—	583
CLP	27,727,010	USD	33,400	CIT	07/13/22	—	3,231
CNH	422,530	USD	62,000	HSB	07/13/22	1,131	—
CNH	2,063,676	USD	322,208	HSB	07/13/22	—	13,872
CNH	1,154,651	USD	171,776	HSB	08/31/22	662	—
COP	36,244,930	USD	8,711	HSB	07/28/22	—	17
COP	38,284,000	USD	10,062	HSB	07/28/22	—	879
COP	49,415,560	USD	11,994	HSB	07/28/22	—	141
CZK	128,463	USD	5,549	JPM	07/13/22	—	112
CZK	1,579,672	USD	69,777	JPM	07/13/22	—	2,921
EUR	105,834	USD	115,691	CIT	07/13/22	—	4,727
EUR	14,093	USD	14,866	HSB	07/13/22	—	90
EUR	15,254	USD	15,963	HSB	07/13/22	30	—
EUR	898,785	USD	982,461	HSB	07/13/22	—	40,105
EUR	16,142	USD	17,324	JPM	07/13/22	—	400
EUR	8,439	USD	9,225	MSC	07/13/22	—	376
GBP	4,126	USD	5,158	HSB	07/13/22	—	135
GBP	4,329	USD	5,412	HSB	07/13/22	—	141
GBP	6,700	USD	8,400	HSB	07/13/22	—	244
GBP	59,210	USD	77,164	JPM	07/13/22	—	5,081

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Lamar Media Corp., 3.625%, 01/15/31	$1,500	$1,227,630
Nexstar Media, Inc., 5.625%, 07/15/27 (#)	1,500	1,368,750
Outfront Media Capital LLC, 5.000%, 08/15/27 (#)	2,300	2,009,625
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,257,060
Sinclair Television Group, Inc.:
5.125%, 02/15/27 (#)	1,750	1,475,468
4.125%, 12/01/30 (#)	1,000	793,165
Sirius XM Radio, Inc.:
5.000%, 08/01/27 (#)	1,750	1,623,160
3.875%, 09/01/31 (#)	1,000	796,250
TEGNA, Inc., 5.000%, 09/15/29	1,750	1,655,238
Univision Communications, Inc., 5.125%, 02/15/25 (#)	2,000	1,882,000
Videotron, Ltd., 5.125%, 04/15/27 (#)	500	465,330
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,643,420
		24,989,986
Metals & Mining | 2.5%
Anglo American Capital PLC, 4.875%, 05/14/25 (#)	1,650	1,661,135
FMG Resources August 2006 Pty, Ltd., 4.500%, 09/15/27 (#)	1,750	1,561,875
Freeport-McMoRan, Inc., 4.550%, 11/14/24	2,200	2,189,242
Novelis Corp., 4.750%, 01/30/30 (#)	1,500	1,246,770
		6,659,022

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Mortgage Real Estate Investment Trusts (REITs) | 0.6%
Starwood Property Trust, Inc., 3.625%, 07/15/26 (#)	$1,743	$1,477,193

Oil, Gas & Consumable Fuels | 6.6%
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,263,186
Cheniere Energy Partners L.P., 3.250%, 01/31/32 (#)	1,750	1,378,125
DT Midstream, Inc., 4.375%, 06/15/31 (#)	1,350	1,130,625
EQT Corp., 3.625%, 05/15/31 (#)	1,750	1,512,105
Hess Midstream Operations LP, 4.250%, 02/15/30 (#)	1,850	1,549,310
Holly Energy Partners LP, 5.000%, 02/01/28 (#)	1,000	856,440
Murphy Oil Corp.:
6.875%, 08/15/24	117	116,854
5.875%, 12/01/27	500	466,625
Occidental Petroleum Corp., 3.400%, 04/15/26	1,750	1,592,500
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,569,452
Southwestern Energy Co.:
5.950%, 01/23/25	1,800	1,778,202
4.750%, 02/01/32	250	213,631
Sunoco LP, 4.500%, 04/30/30 (#)	2,000	1,614,767
Tallgrass Energy Partners LP, 5.500%, 01/15/28 (#)	1,250	1,062,713
Targa Resources Partners LP, 4.000%, 01/15/32	1,500	1,283,640
		17,388,175

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Pharmaceuticals | 0.3%
Bausch Health Cos., Inc., 5.000%, 02/15/29 (#)	$1,500	$780,000

Professional Services | 0.7%
Nielsen Finance LLC:
5.625%, 10/01/28 (#)	1,000	928,700
5.875%, 10/01/30 (#)	1,000	918,160
		1,846,860
Software | 1.5%
Clarivate Science Holdings Corp., 3.875%, 07/01/28 (#)	1,200	1,002,610
Crowdstrike Holdings, Inc., 3.000%, 02/15/29	1,500	1,297,500
NCR Corp.:
5.750%, 09/01/27 (#)	1,000	887,530
5.125%, 04/15/29 (#)	750	634,305
		3,821,945
Specialty Retail | 2.2%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	856,223
5.000%, 02/15/32 (#)	750	613,125
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	835,783
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,457,155
QVC, Inc., 4.750%, 02/15/27	1,250	987,500
The Gap, Inc., 3.625%, 10/01/29 (#)	1,500	1,053,300
		5,803,086

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Corporate Income Portfolio (continued)

Technology Hardware, Storage & Peripherals | 1.4%
Seagate HDD Cayman, 4.091%, 06/01/29	$2,083	$1,780,965
Western Digital Corp., 4.750%, 02/15/26	2,000	1,908,220
		3,689,185
Textiles, Apparel & Luxury Goods | 0.7%
Hanesbrands, Inc., 4.625%, 05/15/24 (#)	1,750	1,713,093

Trading Companies & Distributors | 2.5%
American Builders & Contractors Supply Co., Inc., 4.000%, 01/15/28 (#)	1,100	942,161
Avis Budget Car Rental LLC, 5.750%, 07/15/27 (#)	1,500	1,343,250
Herc Holdings, Inc., 5.500%, 07/15/27 (#)	1,500	1,369,351
Standard Industries, Inc., 3.375%, 01/15/31 (#)	2,000	1,475,236
United Rentals North America, Inc.:
5.500%, 05/15/27	500	490,333
3.875%, 11/15/27	1,100	1,023,000
		6,643,331
Wireless Telecommunication Services | 0.9%
Sprint Corp., 7.125%, 06/15/24	500	513,125
T-Mobile USA, Inc., 3.500%, 04/15/31	2,000	1,726,860
		2,239,985
Total Corporate Bonds (Cost $261,034,328)		227,227,889

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

		Fair
Description	Shares	Value

Lazard US Corporate Income Portfolio (concluded)

Exchange-Traded Funds | 7.9%
Invesco Fundamental High Yield Corporate Bond ETF (Cost $23,042,937)	1,222,805	$20,604,265

Short-Term Investments | 4.1%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $10,663,019)	10,663,019	10,663,019

Total Investments | 98.8% (Cost $294,740,284)		$258,495,173

Cash and Other Assets in Excess of Liabilities | 1.2%		3,176,922

Net Assets | 100.0%		$261,672,095

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio

Asset-Backed Securities | 0.5%

Specialty Retail | 0.5%
Daimler Trucks Retail Trust, 1.220%, 09/15/23 (Cost $345,282)	$348	$347,048

Corporate Bonds | 11.8%

Banks | 3.8%
Bank of America Corp., 3.300%, 01/11/23	2,650	2,654,238

Biotechnology | 3.0%
AbbVie, Inc., 2.900%, 11/06/22	2,041	2,040,759

Consumer Finance | 2.8%
American Express Co., 2.500%, 07/30/24	1,975	1,921,554

Internet & Direct Marketing Retail | 2.2%
eBay, Inc., 2.750%, 01/30/23	1,545	1,541,687

Total Corporate Bonds (Cost $8,290,472)		8,158,238

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Description	Principal Amount (000)	Fair Value

Lazard US Short Duration Fixed Income Portfolio (concluded)

US Treasury Securities | 86.8%
U.S. Treasury Notes:
0.875%, 01/31/24	$35,335	$34,192,134
1.500%, 02/29/24	8,070	7,879,914
2.250%, 03/31/24	17,155	16,939,222
2.500%, 04/30/24	795	788,075

Total US Treasury Securities (Cost $60,846,709)		59,799,345

		Fair
Description	Shares	Value

Short-Term Investments | 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $280,363)	280,363	$280,363

Total Investments | 99.5% (Cost $69,762,826)		$68,584,994

Cash and Other Assets in Excess of Liabilities | 0.5%		330,574

Net Assets | 100.0%		$68,915,568

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2022 (unaudited)

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2022.
(¶)	Date shown is the next perpetual call date.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2022, these securities amounted to the percentage of net assets for each Portfolio was as follows:
Portfolio	Percentage of Net Assets

Emerging Markets Debt	5.4%
Global Fixed Income	1.3%
U.S. Corporate Income	60.1%
(Ø)	Step up bonds are securities which increase the interest payment rate at a specified point in time. Rate shown reflects rate in effect at June 30, 2022 which may step up at a future date.
(«)	Issue in default.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Security Abbreviations:

CDOR	—	Canadian Dollar Offered Rate
CMT	—	Constant Maturity Treasury
NTN- F	—	Brazil Sovereign “Nota do Tesouro Nacional” Series F
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
LIBOR	—	London Interbank Offered Rate
WIBOR	—	Warsaw Interbank Offered Rate
Currency Abbreviations:
AUD	—	Australian Dollar	KRW	—	South Korean Won
BRL	—	Brazilian Real	MXN	—	Mexican New Peso
CAD	—	Canadian Dollar	MYR	—	Malaysian Ringgit
CHF	—	Swiss Franc	NOK	—	Norwegian Krone
CLP	—	Chilean Peso	NZD	—	New Zealand Dollar
CNH	—	Chinese Yuan Renminbi	PEN	—	Peruvian Nuevo Sol
CNY	—	Chinese Yuan	PLN	—	Polish Zloty
COP	—	Colombian Peso	RON	—	New Romanian Leu
CZK	—	Czech Koruna	SEK	—	Swedish Krona
EUR	—	Euro	SGD	—	Singapore Dollar
GBP	—	British Pound Sterling	THB	—	Thai Baht
HUF	—	Hungarian Forint	USD	—	United States Dollar
IDR	—	Indonesian Rupiah	UYU	—	Uruguyan Peso
JPY	—	Japanese Yen	ZAR	—	South African Rand
Counterparty Abbreviations:
BOA	—	Bank of America NA	JPM	—	JPMorgan Chase Bank NA
BRC	—	Barclays Bank PLC	MSC	—	Morgan Stanley & Co.
CIT	—	Citibank NA	SCB	—	Standard Chartered Bank
HSB	—	HSBC Bank USA NA	UBS	—	UBS AG

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

Industry†	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio

Corporate & Quasi Government Bonds
Automobiles	—%	2.2%
Banks	2.4	10.3
Beverages	—	0.5
Biotechnology	—	1.0
Building Products	—	1.1
Capital Markets	—	2.1
Commercial Services & Suppliers	—	0.4
Consumer Finance	—	1.1
Containers & Packaging	—	0.5
Diversified Consumer Services	—	0.5
Diversified Telecommunication Services	—	1.6
Electronic Equipment, Instruments & Components	—	0.4
Equity Real Estate Investment Trusts (REITs)	—	1.7
Food & Staples Retailing	—	2.0
Hotels, Restaurants & Leisure	—	1.4
Household Products	—	1.3
Interactive Media & Services	—	0.5
Internet & Direct Marketing Retail	—	0.4
IT Services	—	0.6
Machinery	—	1.3
Oil, Gas & Consumable Fuels	2.4	—
Pharmaceuticals	—	1.1
Real Estate Management & Development	0.7	—
Software	—	1.5
Specialty Retail	—	0.8
Technology Hardware, Storage & Peripherals	—	1.7
Trading Companies & Distributors	—	0.5
Subtotal	5.5	36.5
Foreign Government Obligations	88.2	46.7
Supranational Bonds	0.1	11.3
US Municipal Bonds	—	1.6
US Treasury Securities	—	2.2
Short-Term Investments	5.7	1.1
Total Investments	99.5%	99.4%
†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

[This page intentionally left blank]

Semi-Annual Report   55

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2022	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio
ASSETS
Investments in securities, at fair value	$15,194,490	$5,406,487
Cash	—	20,822
Foreign currency, at fair value	41,651	14,458
Receivables for:
Dividends and interest	306,642	52,006
Capital stock sold	27	—
Investments sold	192,680	10,938
Amount due from Investment Manager (Note 3)	7,393	11,551
Gross unrealized appreciation on forward currency contracts	36,854	138,638
Other assets	9,385	9,830
Total assets	15,789,122	5,664,730

LIABILITIES
Foreign currency due to custodian	—	765
Payables for:
Management fees	—	—
Accrued administration fees	13,622	11,092
Accrued professional services	32,627	27,420
Accrued custodian fees	23,731	8,767
Accrued distribution fees	74	9
Capital stock redeemed	2,436	251
Dividends	4,726	—
Investments purchased	400,000	—
Gross unrealized depreciation on forward currency contracts	33,360	177,656
Other accrued expenses and payables	2,105	772
Total liabilities	512,681	226,732
Net assets	$15,276,441	$5,437,998

NET ASSETS
Paid in capital	$60,317,352	$7,093,060
Distributable earnings (Accumulated loss)	(45,040,911)	(1,655,062)
Net assets	$15,276,441	$5,437,998

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio

$258,495,173	$68,584,994
—	—
—	—

3,401,150	359,134
19,826	—
—	—
—	27,840

—	—
8,851	9,282
261,925,000	68,981,250

—	—

90,155	—
33,194	15,913
29,790	27,267
18,191	11,554
465	—
55,241	9,054
25,447	628
—	—

—	—
422	1,266
252,905	65,682
$261,672,095	$68,915,568

$306,874,485	$71,196,987
(45,202,390)	(2,281,419)
$261,672,095	$68,915,568

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

June 30, 2022	Lazard Emerging Markets Debt Portfolio		Lazard Global Fixed Income Portfolio
Institutional Shares
Net assets	$14,962,446		$5,402,116
Shares of capital stock outstanding*	1,302,789		764,531
Net asset value, offering and redemption price per share	$11.48		$7.07

Open Shares
Net assets	$313,061		$35,882
Shares of capital stock outstanding*	26,975		5,062
Net asset value, offering and redemption price per share	$11.61		$7.09

R6 Shares
Net assets	$934		—
Shares of capital stock outstanding*	76	†	—
Net asset value, offering and redemption price per share*	$12.30		—

Cost of investments in securities	$18,314,203		$6,372,862
Cost of foreign currency	$42,482		$14,784

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares values are rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Lazard US Corporate Income Portfolio		Lazard US Short Duration Fixed Income Portfolio

$258,715,190		$68,899,650
15,328,768		7,199,448

$16.88		$9.57

$2,955,816		$15,918
174,325		1,662

$16.96		$9.58

$1,089		—
64	†	—

$16.93		—

$294,740,284		$69,762,826
$—		$—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2022	Lazard Emerging Markets Debt Portfolio	Lazard Global Fixed Income Portfolio
Investment Income (Loss)

Income
Interest	$461,707	$85,336
Dividends	—	—
Total investment income*	461,707	85,336
Expenses
Management fees (Note 3)	61,014	17,584
Custodian fees	51,867	23,219
Professional services	29,692	22,552
Administration fees	11,403	9,254
Registration fees	14,082	21,462
Shareholders’ services	5,388	4,582
Directors’ fees and expenses	3,026	2,710
Shareholders’ reports	4,238	5,153
Distribution fees (Open Shares)	435	48
Other^	3,528	70
Total gross expenses	184,673	106,634
Management fees waived and expenses reimbursed	(110,102)	(81,899)
Total net expenses	74,571	24,735
Net investment income (loss)	387,136	60,601
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	(2,264,291)	(466,407)
Foreign currency transactions	(24,529)	4,638
Forward currency contracts	(117,104)	(98,543)
Total net realized gain (loss)	(2,405,924)	(560,312)
Net change in unrealized appreciation (depreciation) on:
Investments†	(1,730,875)	(648,144)
Foreign currency translations	2,756	(1,062)
Forward currency contracts	27,413	(75,285)
Total net change in unrealized appreciation (depreciation)	(1,700,706)	(724,491)
Net realized and unrealized gain (loss)	(4,106,630)	(1,284,803)
Net increase (decrease) in net assets resulting from operations	$(3,719,494)	$(1,224,202)
* Net of foreign withholding taxes of	$3,668	$120
** Net of foreign capital gains taxes of	$214	$—
† Includes net change in unrealized appreciation (depreciation) of foreign capital gains taxes of	$2,016	$—
^ Includes interest on line of credit of	$34	$31

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Lazard US Corporate Income Portfolio	Lazard US Short Duration Fixed Income Portfolio

$5,928,828	$466,337
355,164	—
6,283,992	466,337

775,589	90,615
58,610	24,752
33,147	24,306
27,940	13,346
18,789	14,680
11,277	6,015
10,704	4,656
9,983	6,325
4,012	22
8,582	4,644
958,633	189,361
(177,681)	(44,605)
780,952	144,756
5,503,040	321,581

(349,940)	(924,138)
—	—
—	—
(349,940)	(924,138)

(42,441,273)	(1,056,676)
—	—
—	—
(42,441,273)	(1,056,676)
(42,791,213)	(1,980,814)

$(37,288,173)	$(1,659,233)
$—	$—
$—	$—

$—	$—
$—	$—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$387,136	$822,719
Net realized gain (loss)	(2,405,924)	(218,170)
Net change in unrealized appreciation (depreciation)	(1,700,706)	(1,907,964)
Net increase (decrease) in net assets resulting from operations	(3,719,494)	(1,303,415)

Distributions to shareholders (Note 2(h))
Net investment income and net realized gains
Institutional Shares	(384,052)	(266,178)
Open Shares	(7,510)	(4,732)
R6 Shares	(23)	(16)
Return of capital
Institutional Shares	—	(533,368)
Open Shares	—	(9,482)
R6 Shares	—	(33)
Net decrease in net assets resulting from distributions	(391,585)	(813,809)

Capital stock transactions
Net proceeds from sales
Institutional Shares	201,508	2,366,868
Open Shares	13,709	24,820
Net proceeds from reinvestment of distributions
Institutional Shares	357,435	766,007
Open Shares	6,501	12,197
R6 Shares	23	49
Cost of shares redeemed
Institutional Shares	(1,478,349)	(3,023,406)
Open Shares	(9,382)	(11,890)
Net increase (decrease) in net assets from capital stock transactions	(908,555)	134,645
Total increase (decrease) in net assets	(5,019,634)	(1,982,579)
Net assets at beginning of period	20,296,075	22,278,654
Net assets at end of period	$15,276,441	$20,296,075

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Lazard Global Fixed Income Portfolio		Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$60,601	$126,182	$5,503,040	$11,005,178
(560,312)	(14,110)	(349,940)	719,953
(724,491)	(835,078)	(42,441,273)	(3,278,734)

(1,224,202)	(723,006)	(37,288,173)	8,446,397

(61,240)	(368,209)	(5,475,346)	(11,000,996)
(292)	(1,362)	(58,869)	(127,773)
—	—	(23)	(45)

—	—	—	—
—	—	—	—
—	—	—	—

(61,532)	(369,571)	(5,534,238)	(11,128,814)

102,539	2,233,371	7,471,205	29,161,114
10,542	54,481	816,465	279,336

61,208	368,163	5,334,717	10,709,114
292	1,362	50,924	104,457
—	—	23	45

(1,955,928)	(2,539,178)	(11,249,291)	(36,335,702)
(449)	(66,257)	(872,511)	(662,564)

(1,781,796)	51,942	1,551,532	3,255,800
(3,067,530)	(1,040,635)	(41,270,879)	573,383
8,505,528	9,546,163	302,942,974	302,369,591
$5,437,998	$8,505,528	$261,672,095	$302,942,974

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

	Lazard Emerging Markets Debt Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	1,370,241	1,364,341
Shares sold	15,247	153,783
Shares issued to shareholders from reinvestment of distributions	28,126	50,324
Shares redeemed	(110,825)	(198,207)
Net increase (decrease)	(67,452)	5,900
Shares outstanding at end of period	1,302,789	1,370,241

Open Shares
Shares outstanding at beginning of period	26,157	24,524
Shares sold	1,059	1,610
Shares issued to shareholders from reinvestment of distributions	507	793
Shares redeemed	(748)	(770)
Net increase (decrease)	818	1,633
Shares outstanding at end of period	26,975	26,157

R6 Shares
Shares outstanding at beginning of period	74	71
Shares issued to shareholders from reinvestment of distributions	2	3
Net increase (decrease)	2	3
Shares outstanding at end of period	76	74

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

Lazard Global Fixed Income Portfolio		Lazard US Corporate Income Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

999,178	989,793	15,258,202	15,080,446
13,068	245,212	406,649	1,480,230

7,997	41,364	294,188	544,180
(255,712)	(277,191)	(630,271)	(1,846,654)
(234,647)	9,385	70,566	177,756
764,531	999,178	15,328,768	15,258,202

3,828	5,032	173,575	187,617
1,257	5,704	46,300	14,131

38	153	2,795	5,283
(61)	(7,061)	(48,345)	(33,456)
1,234	(1,204)	750	(14,042)
5,062	3,828	174,325	173,575

—	—	63	61

—	—	1	2
—	—	1	2
—	—	64	63

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   65

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$321,581	$183,895
Net realized gain (loss)	(924,138)	228,109
Net change in unrealized appreciation (depreciation)	(1,056,676)	(745,938)
Net increase (decrease) in net assets resulting from operations	(1,659,233)	(333,934)
Distributions to shareholders (Note 2(h))
Net investment income and net realized gains
Institutional Shares	(322,432)	(183,904)
Open Shares	(58)	(29)
Net decrease in net assets resulting from distributions	(322,490)	(183,933)
Capital stock transactions
Net proceeds from sales
Institutional Shares	1,066,326	6,528,316
Open Shares	2,220	4,339
Net proceeds from reinvestment of distributions
Institutional Shares	318,123	167,563
Open Shares	57	27
Cost of shares redeemed
Institutional Shares	(9,750,697)	(14,676,561)
Open Shares	(8,341)	(11,122)
Net increase (decrease) in net assets from capital stock transactions	(8,372,312)	(7,987,438)
Total increase (decrease) in net assets	(10,354,035)	(8,505,305)
Net assets at beginning of period	79,269,603	87,774,908
Net assets at end of period	$68,915,568	$79,269,603

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

	Lazard US Short Duration Fixed Income Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	8,058,991	8,867,736
Shares sold	109,482	661,464
Shares issued to shareholders from reinvestment of distributions	33,047	16,960
Shares redeemed	(1,002,072)	(1,487,169)
Net increase (decrease)	(859,543)	(808,745)
Shares outstanding at end of period	7,199,448	8,058,991
Open Shares
Shares outstanding at beginning of period	2,279	2,964
Shares sold	230	439
Shares issued to shareholders from reinvestment of distributions	6	3
Shares redeemed	(853)	(1,127)
Net increase (decrease)	(617)	(685)
Shares outstanding at end of period	1,662	2,279

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   67

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD EMERGING MARKETS DEBT PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*	12/31/17*
Institutional Shares
Net asset value, beginning of period	$14.53	$16.04	$16.10	$14.72	$16.86	$15.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.29	0.59	0.64	0.80	0.92	0.92
Net realized and unrealized gain (loss)	(3.05)	(1.51)	(0.18)	1.36	(2.14)	1.06
Total from investment operations	(2.76)	(0.92)	0.46	2.16	(1.22)	1.98
Less distributions from:
Net investment income	(0.29)	(0.20)	—	(0.38)	(0.44)	(0.86)
Return of capital	—	(0.39)	(0.52)	(0.40)	(0.48)	(0.06)
Total distributions	(0.29)	(0.59)	(0.52)	(0.78)	(0.92)	(0.92)
Net asset value, end of period	$11.48	$14.53	$16.04	$16.10	$14.72	$16.86
Total Return (b)	–19.16%	–5.86%	3.19%	15.03%	–7.45%	12.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,962	$19,911	$21,880	$90,858	$143,015	$280,808
Ratios to average net assets (c):
Net expenses	0.85%	0.85%	0.92%	0.98%	0.93%	0.93%
Gross expenses	2.08%	1.83%	1.57%	1.08%	0.93%	0.93%
Net investment income (loss)	4.45%	3.88%	4.24%	5.15%	5.78%	5.52%
Portfolio turnover rate	49%	81%	133%	106%	97%	88%

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*	12/31/17*
Open Shares
Net asset value, beginning of period	$14.68	$16.21	$16.26	$14.86	$17.00	$15.96
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.28	0.57	0.61	0.78	0.94	0.88
Net realized and unrealized gain (loss)	(3.07)	(1.54)	(0.15)	1.38	(2.20)	1.02
Total from investment operations	(2.79)	(0.97)	0.46	2.16	(1.26)	1.90
Less distributions from:
Net investment income	(0.28)	(0.19)	—	(0.38)	(0.40)	(0.80)
Return of capital	—	(0.37)	(0.51)	(0.38)	(0.48)	(0.06)
Total distributions	(0.28)	(0.56)	(0.51)	(0.76)	(0.88)	(0.86)
Net asset value, end of period	$11.61	$14.68	$16.21	$16.26	$14.86	$17.00
Total Return (b)	–19.16%	–6.07%	3.11%	14.85%	–7.59%	12.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$313	$384	$397	$532	$670	$6,520
Ratios to average net assets (c):
Net expenses	1.05%	1.05%	1.02%	1.18%	1.20%	1.22%
Gross expenses	3.23%	2.84%	2.59%	2.91%	1.62%	1.36%
Net investment income (loss)	4.26%	3.68%	4.05%	4.91%	5.49%	5.21%
Portfolio turnover rate	49%	81%	133%	106%	97%	88%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    69

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*	12/31/17*
R6 Shares
Net asset value, beginning of period	$15.56	$17.19	$17.28	$15.76	$17.76	$15.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33	0.67	0.41	0.86	0.96	0.90
Net realized and unrealized gain (loss)	(3.28)	(1.63)	0.09	1.50	(2.24)	1.08
Total from investment operations	(2.95)	(0.96)	0.50	2.36	(1.28)	1.98
Less distributions from:
Net investment income	(0.31)	(0.22)	—	(0.40)	(0.22)	(0.02)
Return of capital	—	(0.45)	(0.59)	(0.44)	(0.50)	— (d)
Total distributions	(0.31)	(0.67)	(0.59)	(0.84)	(0.72)	(0.02)
Net asset value, end of period	$12.30	$15.56	$17.19	$17.28	$15.76	$17.76
Total Return (b)	–19.15%	–5.67%	3.30%	15.22%	–7.24%	12.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$1	$1	$99,952	$1
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.86%	0.93%	0.90%	0.90%
Gross expenses	284.98%	245.32%	265.72%	1.09%	0.94%	43.88%
Net investment income (loss)	4.82%	4.06%	2.60%	5.18%	5.97%	5.71%
Portfolio turnover rate	49%	81%	133%	106%	97%	88%

†	Unaudited.
*	On November 17, 2020, the Portfolio effected a 1:2 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

70    Semi-Annual Report

LAZARD GLOBAL FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$8.48	$9.60	$9.08	$8.65	$9.04	$8.57
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.12	0.14	0.19	0.20	0.20
Net realized and unrealized gain (loss)	(1.41)	(0.87)	0.72	0.43	(0.38)	0.47
Total from investment operations	(1.34)	(0.75)	0.86	0.62	(0.18)	0.67
Less distributions from:
Net investment income	(0.07)	(0.26)	(0.15)	(0.06)	(0.10)	—
Net realized gains	—	(0.11)	(0.19)	—	—	—
Return of capital	—	—	—	(0.13)	(0.11)	(0.20)
Total distributions	(0.07)	(0.37)	(0.34)	(0.19)	(0.21)	(0.20)
Net asset value, end of period	$7.07	$8.48	$9.60	$9.08	$8.65	$9.04
Total Return (b)	–15.88%	–7.95%	9.51%	7.25%	–2.06%	7.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,402	$8,473	$9,498	$6,456	$5,495	$4,705
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.72%
Gross expenses	2.97%	2.34%	2.73%	3.51%	3.61%	4.39%
Net investment income (loss)	1.72%	1.38%	1.53%	2.14%	2.33%	2.23%
Portfolio turnover rate	19%	59%	65%	65%	60%	42%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    71

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$8.51	$9.60	$9.08	$8.65	$9.04	$8.57
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.10	0.12	0.17	0.18	0.17
Net realized and unrealized gain (loss)	(1.42)	(0.87)	0.71	0.43	(0.39)	0.47
Total from investment operations	(1.36)	(0.77)	0.83	0.60	(0.21)	0.64
Less distributions from:
Net investment income	(0.06)	(0.21)	(0.12)	(0.06)	(0.08)	—
Net realized gains	—	(0.11)	(0.19)	—	—	—
Return of capital	—	—	—	(0.11)	(0.10)	(0.17)
Total distributions	(0.06)	(0.32)	(0.31)	(0.17)	(0.18)	(0.17)
Net asset value, end of period	$7.09	$8.51	$9.60	$9.08	$8.65	$9.04
Total Return (b)	–16.05%	–8.13%	9.23%	6.98%	–2.31%	7.55%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36	$33	$48	$59	$33	$34
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.95%	0.98%	1.02%
Gross expenses	14.58%	12.84%	10.32%	27.52%	38.42%	42.88%
Net investment income (loss)	1.49%	1.12%	1.31%	1.88%	2.08%	1.95%
Portfolio turnover rate	19%	59%	65%	65%	60%	42%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

72    Semi-Annual Report

LAZARD US CORPORATE INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*	12/31/17*
Institutional Shares
Net asset value, beginning of period	$19.63	$19.80	$19.68	$18.16	$19.56	$19.48
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.35	0.72	0.80	0.88	0.88	0.88
Net realized and unrealized gain (loss)	(2.74)	(0.17)	0.13	1.52	(1.40)	0.08
Total from investment operations	(2.39)	0.55	0.93	2.40	(0.52)	0.96
Less distributions from:
Net investment income	(0.36)	(0.72)	(0.81)	(0.88)	(0.88)	(0.88)
Total distributions	(0.36)	(0.72)	(0.81)	(0.88)	(0.88)	(0.88)
Net asset value, end of period	$16.88	$19.63	$19.80	$19.68	$18.16	$19.56
Total Return (b)	–12.30%	2.86%	4.96%	13.34%	–2.73%	5.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$258,715	$299,518	$298,636	$297,219	$308,285	$344,508
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.67%	0.66%	0.67%	0.67%	0.64%	0.67%
Net investment income (loss)	3.91%	3.64%	4.17%	4.47%	4.65%	4.57%
Portfolio turnover rate	7%	30%	26%	21%	16%	21%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    73

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*	12/31/17*
Open Shares
Net asset value, beginning of period	$19.72	$19.90	$19.76	$18.28	$19.64	$19.56
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.33	0.67	0.75	0.80	0.84	0.84
Net realized and unrealized gain (loss)	(2.75)	(0.17)	0.15	1.48	(1.36)	0.08
Total from investment operations	(2.42)	0.50	0.90	2.28	(0.52)	0.92
Less distributions from:
Net investment income	(0.34)	(0.68)	(0.76)	(0.80)	(0.84)	(0.84)
Total distributions	(0.34)	(0.68)	(0.76)	(0.80)	(0.84)	(0.84)
Net asset value, end of period	$16.96	$19.72	$19.90	$19.76	$18.28	$19.64
Total Return (b)	–12.40%	2.55%	4.80%	12.74%	–2.78%	4.77%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,956	$3,423	$3,733	$4,170	$4,314	$5,708
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.80%	0.83%	0.85%	0.85%
Gross expenses	1.03%	1.00%	1.03%	1.19%	1.11%	1.13%
Net investment income (loss)	3.65%	3.39%	3.94%	4.18%	4.34%	4.28%
Portfolio turnover rate	7%	30%	26%	21%	16%	21%

The accompanying notes are an integral part of these financial statements.

74    Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20*	12/31/19*	12/31/18*		12/31/17*
R6 Shares
Net asset value, beginning of period	$19.69	$19.88	$19.76	$18.68	$19.56		$19.48
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.38	0.73	0.81	0.92	0.92		0.88
Net realized and unrealized gain (loss)	(2.77)	(0.18)	0.11	1.04	(1.40)		0.08
Total from investment operations	(2.39)	0.55	0.92	1.96	(0.48)		0.96
Less distributions from:
Net investment income	(0.37)	(0.74)	(0.80)	(0.88)	(0.40)		(0.88)
Total distributions	(0.37)	(0.74)	(0.80)	(0.88)	(0.40)		(0.88)
Net asset value, end of period	$16.93	$19.69	$19.88	$19.76	$18.68		$19.56
Total Return (b)	–12.26%	2.80%	4.89%	10.67%	–2.43	%(d)	5.09%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1	$1	$1	$1	$1		$1,783
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%		0.55%
Gross expenses	247.69%	231.95%	256.05%	858.55%	4.62%		1.69%
Net investment income (loss)	4.15%	3.66%	4.22%	4.55%	4.61%		4.58%
Portfolio turnover rate	7%	30%	26%	21%	16%		21%

†	Unaudited.
*	On November 17, 2020, the Portfolio effected a 1:4 reverse share split. All per share data prior to November 17, 2020 has been adjusted to reflect the reverse share split.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	The Portfolio received settlement proceeds from a foreign exchange trading class action lawsuit. The proceeds from the settlement represented a realized gain and were recorded in the period received. There was a 0.62% impact on the total return of the Portfolio’s R6 Shares.

The accompanying notes are an integral part of these financial statements.

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LAZARD US SHORT DURATION FIXED INCOME PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$9.83	$9.89	$9.77	$9.70	$9.79	$9.86
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.02	0.12	0.21	0.19	0.14
Net realized and unrealized gain (loss)	(0.26)	(0.06)	0.12	0.07	(0.09)	(0.07)
Total from investment operations	(0.22)	(0.04)	0.24	0.28	0.10	0.07
Less distributions from:
Net investment income	(0.04)	(0.02)	(0.12)	(0.20)	(0.17)	(0.11)
Return of capital	—	—	—	(0.01)	(0.02)	(0.03)
Total distributions	(0.04)	(0.02)	(0.12)	(0.21)	(0.19)	(0.14)
Net asset value, end of period	$9.57	$9.83	$9.89	$9.77	$9.70	$9.79
Total Return (b)	–2.20%	–0.39%	2.46%	2.93%	1.08%	0.72%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$68,900	$79,247	$87,746	$96,096	$116,276	$100,390
Ratios to average net assets (c):
Net expenses	0.40%	0.36%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.52%	0.48%	0.47%	0.45%	0.43%	0.43%
Net investment income (loss)	0.89%	0.22%	1.21%	2.18%	2.00%	1.43%
Portfolio turnover rate	102%	100%	97%	175%	170%	108%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$9.84	$9.90	$9.78	$9.71	$9.79	$9.87
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.01	0.09	0.19	0.16	0.11
Net realized and unrealized gain (loss)	(0.26)	(0.06)	0.12	0.06	(0.08)	(0.08)
Total from investment operations	(0.23)	(0.05)	0.21	0.25	0.08	0.03
Less distributions from:
Net investment income	(0.03)	(0.01)	(0.09)	(0.17)	(0.14)	(0.09)
Return of capital	—	—	—	(0.01)	(0.02)	(0.02)
Total distributions	(0.03)	(0.01)	(0.09)	(0.18)	(0.16)	(0.11)
Net asset value, end of period	$9.58	$9.84	$9.90	$9.78	$9.71	$9.79
Total Return (b)	–2.29%	–0.50%	2.20%	2.64%	0.88%	0.32%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$16	$22	$29	$16	$37	$25
Ratios to average net assets (c):
Net expenses	0.59%	0.48%	0.65%	0.69%	0.70%	0.70%
Gross expenses	26.53%	18.10%	14.74%	51.53%	38.00%	33.88%
Net investment income (loss)	0.65%	0.12%	0.96%	1.91%	1.68%	1.13%
Portfolio turnover rate	102%	100%	97%	175%	170%	108%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2022 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2022, the Fund was comprised of twenty-nine no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Emerging Markets Debt Portfolio (“Emerging Markets Debt”), the Lazard Global Fixed Income Portfolio (“Global Fixed Income”), the Lazard US Corporate Income Portfolio (“US Corporate Income”), and the Lazard US Short Duration Fixed Income Portfolio (“US Short Duration Fixed Income”).The financial statements of the other twenty-five Portfolios are presented separately.

The Portfolios, other than the Emerging Markets Debt Portfolio, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946.The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which

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considers such factors as other security prices, yields and maturities. Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Fund’s Board of Directors (the “Board”). Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

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The Valuation Committee of the Investment Manager, which is subject to the oversight of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

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The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2022, the Emerging Markets Debt and Global Fixed Income Portfolios traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon

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entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statement of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2022, none of the portfolios traded in futures contracts.

(e) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities and other assets. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation.

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These amounts, which are considered restricted, are included in cash collateral in the Statement of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the period ended June 30, 2022, none of the portfolios traded in options transactions.

(f) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. The change in value, if any, on swap agreements is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

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Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash collateral for swaps in the Statement of Assets and Liabilities. On these transactions, the Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statement of Operations.

During the period ended June 30, 2022, none of the portfolios traded in swap agreements.

(g) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2021, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Emerging Markets Debt	$18,945,566	$19,545,754
US Corporate Income	4,140,402	4,329,460
US Short Duration Fixed Income	36,430	124,436

During the year ended December 31, 2021, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
US Corporate Income	$495,418
US Short Duration Fixed Income	239,997

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Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2021, the following Portfolios elected to defer such losses as follows:

Portfolio	Post October Capital Loss Deferral	Late Year Ordinary Loss Deferral
Emerging Markets Debt	$—	$22,933
Global Fixed Income	12,869	2,811
US Short Duration Fixed Income	—	1,758

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets Debt	$18,314,203	$98,658	$3,214,877	$(3,116,219)
Global Fixed Income	6,372,862	144,754	1,150,147	(1,005,393)
US Corporate Income	294,740,284	442,305	36,687,416	(36,245,111)
US Short Duration Fixed Income	69,762,826	1,766	1,179,598	(1,177,832)

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(h) Dividends and Distributions—For each Portfolio, income dividends are normally declared each business day and paid monthly. During any particular year, net realized gains from

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investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency and fixed-income transactions, distribution redesignations, certain fixed-income securities and expenses, derivatives, wash sales, return of capital distributions, currency straddles and paydown gain/loss. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(i) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(j) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

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(k) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time).The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Emerging Markets Debt	0.70%
Global Fixed Income	0.50
US Corporate Income	0.55
US Short Duration Fixed Income	0.25

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse a Portfolio until April 29, 2023 (or such other date as indicated below) if the aggregate direct expenses of each Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Fund” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable

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percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares
Emerging Markets Debt (a)	0.85%	1.05%	0.80%
Global Fixed Income	0.70	0.95	N/A
US Corporate Income (b)	0.55	0.80	0.55
US Short Duration Fixed Income (c)	0.40	0.65	N/A

(a)	From April 29, 2023 until April 29, 2032, the annual rates are 1.10%, 1.35%, and 1.05%, respectively.
(b)	This agreement will continue in effect until April 29, 2032 for the R6 Shares.
(c)	This agreement will continue in effect until April 29, 2032 for Open Shares.

In addition, until April 29, 2023, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess. Further, the Investment Manager will bear the daily expenses incurred in excess of any income produced for the US Short Duration Fixed Income Portfolio.

During the period ended June 30, 2022, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Emerging Markets Debt	$59,792	$45,037	$1,218	$2,581
Global Fixed Income	17,487	61,777	97	2,538
US Corporate Income	172,545	—	3,707	—
US Short Duration Fixed Income	42,377	—	22	2,206

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	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Emerging Markets Debt	$4	$1,470
US Corporate Income	3	1,426

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

DST is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. Effective January 2022, the annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates, that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $245,000, (2) an additional annual fee of $35,000 to the lead

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Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional compensation for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations show the Independent Directors’ fees and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2022 were as follows:

Portfolio	Purchases	Sales
Emerging Markets Debt	$7,958,974	$8,254,492
Global Fixed Income	1,121,646	3,078,810
US Corporate Income	18,430,468	17,733,797
US Short Duration Fixed Income	340,151	1,319,738

	US Government and Treasury Securities
Portfolio	Purchases	Sales
Global Fixed Income	$252,134	$184,988
US Short Duration Fixed Income	73,764,333	81,350,340

For the period ended June 30, 2022, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

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6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2022, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Emerging Markets Debt	$205,300	$273,500	1.18%	5
Global Fixed Income	82,943	274,500	1.57	16

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

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(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

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Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, the Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates or inflation rates, respectively, although adjustable rate securities will participate in any declines in interest rates and inflation-linked securities can also decline in value based on changes in the relevant periodic

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adjustment rate. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount. “The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(c) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(d) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

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(e) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates.

(f) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; structured products; over-the-counter options on currencies and swap agreements; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of, and default, by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of, or default by, the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Purchasing options will reduce returns by the amount of premiums paid for options that are not exercised. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and

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costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions or otherwise cover its obligations, in accordance with applicable regulations while the positions are open. New SEC Rule 18f-4 under the 1940 Act, with which investment companies must comply beginning in August 2022, relates to the use of derivatives and certain other transactions by registered investment companies, and will rescind and withdraw applicable guidance and relief regarding these asset segregation and coverage practices. Rule 18f-4 will regulate and, in some cases limit, the use of derivatives for certain Portfolios and may require a Portfolio to alter, perhaps materially, its use of derivatives.

(g) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, market or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Use of derivatives transactions may cause a Portfolio to experience losses greater than if a Portfolio had not engaged in such transactions.

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(h) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(i) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by the Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

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●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, the Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(j) Non-Diversification Risk—A Portfolio that is classified as “non-diversified” may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(k) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

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(l) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(m) Geopolitical Risk—As a result of the ongoing armed conflict between Russia and Ukraine, the United States, the United Kingdom, the European Union, and several other nations have announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, as well as upon certain banks, companies, government officials, and other individuals in or affiliated with Russia and Belarus. The ongoing conflict and the evolving response measures may continue to have a negative impact on the economy and business activity globally (including in the countries in which the Portfolios invest), and therefore, could adversely affect the performance of the

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Portfolios’ investments. The severity and duration of the conflict is unknown and could continue to impact global economic and market conditions adversely. Management will continue to seek to assess the potential impacts on valuation and liquidity and will take any actions needed in accordance with procedures already approved by the Board of Directors.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

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●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2022:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Emerging Markets Debt Portfolio
Assets:
Corporate Bonds*	$—	$815,471	$—	$815,471
Foreign Government Obligations*	—	13,472,539	—	13,472,539
Quasi Government Bonds*	—	22,120	—	22,120
Supranational Bonds	—	13,832	—	13,832
Short-Term Investments	870,528	—	—	870,528
Other Financial Instruments†
Forward Currency Contracts	—	36,854	—	36,854
Total	$870,528	$14,360,816	$—	$15,231,344
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(33,360)	$—	$(33,360)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Global Fixed Income Portfolio
Assets:
Corporate Bonds*	$—	$1,913,166	$—	$1,913,166
Foreign Government Obligations*	—	2,539,734	—	2,539,734
Quasi Government Bonds*	—	70,958	—	70,958
Supranational Bonds	—	616,302	—	616,302
US Municipal Bonds	—	86,777	—	86,777
US Treasury Securities	—	121,706	—	121,706
Short-Term Investments	57,844	—	—	57,844
Other Financial Instruments†
Forward Currency Contracts	—	138,638	—	138,638
Total	$57,844	$5,487,281	$—	$5,545,125
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(177,656)	$—	$(177,656)
US Corporate Income Portfolio
Corporate Bonds*	$—	$227,227,889	$—	$227,227,889
Exchange-Traded Funds	20,604,265	—	—	20,604,265
Short-Term Investments	10,663,019	—	—	10,663,019
Total	$31,267,284	$227,227,889	$—	$258,495,173
US Short Duration Fixed Income Portfolio
Asset-Backed Securities	$—	$347,048	$—	$347,048
Corporate Bonds*	—	8,158,238	—	8,158,238
US Treasury Securities	—	59,799,345	—	59,799,345
Short-Term Investments	280,363	—	—	280,363
Total	$280,363	$68,304,631	$—	$68,584,994

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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10. Derivative Instruments

Certain portfolios may use derivative instruments, including forward currency contracts.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

During the period ended June 30, 2022, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Emerging Markets Debt Portfolio	Global Fixed Income Portfolio
Forward currency contracts:
Average amounts purchased	$4,300,000	$3,900,000
Average amounts sold	$2,900,000	$3,400,000

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30, 2022:

Emerging Markets Debt Portfolio

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$36,854

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$33,360

Global Fixed Income Portfolio

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$138,638

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$177,656

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The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022 was:

Emerging Markets Debt Portfolio

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(117,104)

Net Change in Unrealized Appreciation (Depreciation) on:
Forward currency contracts	$27,413

Global Fixed Income Portfolio

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(98,543)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(75,285)

As of June 30, 2022, the Emerging Markets Debt and Global Fixed Income Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

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The required information for the affected Portfolios is presented in the below table, as of June 30, 2022:

Emerging Markets Debt Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$36,854	$—	$36,854

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Bank of America NA	$8,996	$(8,996)	$—	$—
Barclays Bank PLC	10,514	(2,369)	—	8,145
HSBC Bank USA NA	161	—	—	161
Standard Chartered Bank	8,235	(8,235)	—	—
UBS AG	8,948	—	—	8,948
Total	$36,854	$(19,600)	$—	$17,254

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$33,360	$—	$33,360

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Bank of America NA	$9,559	$(8,996)	$—	$563
Barclays Bank PLC	2,369	(2,369)	—	—
Citibank NA	12,462	—	—	12,462
Standard Chartered Bank	8,970	(8,235)	—	735
Total	$33,360	$(19,600)	$—	$13,760

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Global Fixed Income Portfolio

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$138,638	$—	$138,638

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Citibank NA	$31,430	$(31,430)	$—	$—
HSBC Bank USA NA	46,085	(46,085)	—	—
JPMorgan Chase Bank NA	56,076	(29,735)	—	26,341
Morgan Stanley & Co.	5,047	(376)	—	4,671
Total	$138,638	$(107,626)	$—	$31,012

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Forward Currency Contracts	$177,656	$—	$177,656

		Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities
Citibank NA	$32,885	$(31,430)	$—	$1,455
HSBC Bank USA NA	114,660	(46,085)	—	68,575
JPMorgan Chase Bank NA	29,735	(29,735)	—	—
Morgan Stanley & Co.	376	(376)	—	—
Total	$177,656	$(107,626)	$—	$70,030

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11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered reference rates as of the end of 2021. ASU No. 2020-04 was initially intended to be effective for certain reference rate-related contract modifications that have occurred since March 12, 2020 and that will continue to occur, through December 31, 2022, but FASB has voted to extend the grace period for complete adoption of ASU No. 2020-04 to December 31, 2024, after the UK Financial Conduct Authority delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023. Management has adopted ASU No. 2020-04.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

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The Lazard Funds, Inc. Other Information (unaudited)

Tax Information

Year Ended December 31, 2021

The following tax information represents year end disclosures of the tax benefits passed through to shareholders for 2021:

Of the dividends paid by the Portfolios, none are qualified dividend income.

Of the dividends paid by the Portfolios, no dividends qualify for the dividends received deduction available to corporate shareholders.

The Portfolios intend to pass through to shareholders foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

Pursuant to Section 871 of the Code, the Portfolios have no designated qualified short-term gains for purposes of exempting withholding of tax on such distributions to US nonresident shareholders.

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

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Board Consideration of Management Agreement

At meetings of the Board held on June 1, 2022 and June 28, 2022, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 28, 2022 meeting, additional information requested by the Independent Directors at the June 1, 2022 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients. As of March 31, 2022, the Lazard Funds complex of 35 active funds comprised approximately $23 billion of the approximately $253 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qual-

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ifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $23 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

●	a group of funds not advised by the Investment Manager that were selected by Strategic Insight as comparable to the Portfolio, for expense comparison purposes, based on Strategic Insight’s methodology (the “Expense Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio compar-

110    Semi-Annual Report

isons with the Board, which showed that the advisory fees and net expense ratios of the Portfolios were competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses. The Board also received a description of Strategic Insight’s methodology for its construction of Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2022, as applicable, compared to performance for the same time periods to that of:

●	a group of funds not advised by the Investment Manager that were selected by Strategic Insight as comparable to the Portfolio, for performance comparison purposes, based on Strategic Insight’s methodology (the “Performance Peer Group”);

Semi-Annual Report    111

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of Strategic Insight’s methodology for its construction of Performance Peer Groups and a summary of how the methodology was applied, including, for certain Portfolios, deviations from Strategic Insights’ stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of the Portfolios’ relative underperformance in light of the Investment Manager’s performance expectations.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2021 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted

112    Semi-Annual Report

that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were below ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. As the assets of each Portfolio as of the most recently completed calendar year had either decreased (or not increased significantly) from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

Semi-Annual Report    113

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $253 billion global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Man-

114    Semi-Annual Report

agement Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. The Board received a written report in June 2022 (the “Annual Report”).The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

Semi-Annual Report    115

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP

Eleven Times Square

New York, New York 10036-8299

www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www. lazardassetmanagement.com

Performance information as of the most recent month end is available online at www. lazardassetmanagement.com.
LZDPS026

Lazard Funds

Semi-Annual Report

June 30, 2022

Multi-Asset Funds

Lazard Enhanced Opportunities Portfolio

Lazard Global Dynamic Multi-Asset Portfolio

Lazard Opportunistic Strategies Portfolio

Lazard Real Assets Portfolio

The Lazard Funds, Inc. Table of Contents

2	A Message from Lazard (unaudited)

4	Performance Overviews (unaudited)

9	Information About Your Portfolio’s Expenses (unaudited)

11	Portfolio Holdings Presented by Asset Class/Sector (unaudited)

13	Portfolios of Investments (unaudited)

13	Lazard Enhanced Opportunities Portfolio

31	Lazard Global Dynamic Multi-Asset Portfolio

56	Lazard Opportunistic Strategies Portfolio

61	Lazard Real Assets Portfolio

69	Notes to Portfolios of Investments (unaudited)

76	Statements of Assets and Liabilities (unaudited)

80	Statements of Operations (unaudited)

82	Statements of Changes in Net Assets (unaudited)

88	Financial Highlights (unaudited)

98	Notes to Financial Statements (unaudited)

140	Other Information (unaudited)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at www.lazardassetmanagement.com. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Report   1

The Lazard Funds, Inc. A Message from Lazard (unaudited)

Dear Shareholder:

The first six months of 2022 were a turbulent period for financial markets, as optimism about the global economic outlook, which remained resilient throughout 2021, gave way to growing anxiety about worsening inflationary pressure.

Events during the period conspired to create stiff macro headwinds for markets. The economic fallout from Russia’s invasion of Ukraine and the harsh retaliatory sanctions imposed by Western countries rippled across financial markets and the wider global economy because of Russia’s stature as one of the world’s largest producers of oil, natural gas, and other commodities. Energy prices rose sharply, and supply chains bottlenecks worsened due to shortages of Russian industrial metals. Supply chains were further snarled when the Chinese government imposed harsh lockdowns on some of China’s most important cities, including those that serve as global manufacturing hubs, in an attempt to stamp out a rapidly spreading coronavirus outbreak.

With inflation reaching levels not seen in decades, the global monetary landscape shifted dramatically in the period, as policymakers sought to rein in soaring prices by pulling back from the ultra-low interest-rate-policies they implemented to contain the economic fallout from the coronavirus pandemic. In all, central banks from at least 45 countries raised interest rates in the first six months of 2022. At the same time, investors grew nervous that interest rates hikes, especially from major central banks, would tip the fragile global economy into a recession. In the US, the Federal Reserve (the “Fed”) adopted an increasingly aggressive posture during the period, raising its benchmark short-term interest rate by 25 basis points (bps), 50 bps, and 75 bps in March, May, and June, respectively, with more hikes likely, as domestic inflation reached a 40-year high. The Fed also began reducing its $9 trillion balance sheet of Treasury and mortgage bonds in June, which further tightened financial conditions. Across the Atlantic, the European Central Bank stated that it was prepared to raise interest rates in July for the first time in over a decade amid soaring inflation in the euro zone. Elsewhere in Europe, the Bank of England increased its benchmark interest rate four times in the six-month period, as inflation in the UK reached a level not seen since 1982.

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Against this backdrop, global equity markets, as measured by the MSCI All Country World Index, fell 20.2% in the period, as stock investors fretted about the impact soaring inflation would have on corporate earnings. Notably, the S&P 500 Index recorded its worst first-half performance since 1970. The Fed’s aggressive rate-hike campaign also drove up the yields of risk-free US Treasury bonds, which undercut the appeal of stocks.

Meanwhile, global bond markets also came under pressure as many central banks transitioned from ultra-accommodative monetary policies to tighter regimes to tame increasing inflationary pressures. Sovereign rates rose amid the faster-than-expected acceleration of central bank interest rate hikes and, in the case of the Fed, balance sheet shrinking. Although credit spreads initially did well in the first quarter of the year, the second quarter saw both investment grade and high yield spreads generally widen compared to historical levels. Consequently, many bond markets around the world suffered losses, with many indices posting outsized year-to-date negative returns through mid-year. Notable among this group of indices was the Bloomberg Global Aggregate Bond Index, which fell 13.9% in the period. Underscoring the high level of risk aversion in the markets, the US dollar continued to strengthen, asserting itself as the safe-haven global currency and further supported by a hawkish central bank determined to regain its inflation fighting credibility.

The challenging market conditions in 2022 are a reminder of the importance of active portfolio management. Turbulent markets are likely to differentiate winners from losers. We remain confident that fundamental analysis and security selection will be crucial drivers of performance going forward. We are privileged that you have turned to Lazard for your investment needs and value your continued confidence in our investment management capabilities.

Sincerely,

Lazard Asset Management LLC

Semi-Annual Report   3

The Lazard Funds, Inc. Performance Overviews (unaudited)

Please see the “Notes to the Performance Overviews” for important information about the calculation of total returns, performance information generally, performance differences between Institutional Shares and Open Shares, and the indexes shown below.

Lazard Enhanced Opportunities Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Enhanced Opportunities Portfolio, the ICE BofAML U.S. Convertible ex Mandatory® Index and the HFRX Global Hedge Fund® Index*

Average Annual Total Returns
Periods Ended June 30, 2022
	One Year	Five Year	Since Inception	†
Institutional Shares	–5.15%	3.21%	2.87%
Open Shares	–5.38%	2.98%	2.61%
ICE BofAML U.S. Convertible ex Mandatory Index	–22.73%	10.51%	9.29%
HFRX Global Hedge Fund Index	–5.12%	1.94%	1.46%
†	The inception date for the Portfolio was December 31, 2014.

4   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Global Dynamic Multi-Asset Portfolio, the MSCI® World Index and GDMA Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Year	Since Inception	†
Institutional Shares	–12.72%	2.55%	3.75%
Open Shares	–12.92%	2.28%	3.47%
MSCI World Index	–14.34%	7.67%	8.99%
GDMA Index	–14.62%	3.77%	4.48%
†	The inception date for the Portfolio was May 27, 2016.

Lazard Opportunistic Strategies Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Opportunistic Strategies Portfolio, MSCI World Index and Global Asset Allocation Blended Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Year	Ten Year
Institutional Shares	–11.61%	2.65%	4.45%
Open Shares	–11.90%	2.37%	4.11%
MSCI World Index	–14.34%	7.67%	9.51%
Global Asset Allocation Blended Index	–12.51%	5.39%	6.56%

Semi-Annual Report   5

Lazard Real Assets Portfolio

Comparison of Changes in Value of $10,000 Investment in the Institutional Shares of Lazard Real Assets Portfolio, MSCI World Index and Real Assets Index, Real Assets Custom Index and Real Assets Linked Custom Index

Average Annual Total Returns

Periods Ended June 30, 2022

	One Year	Five Year	Since Inception	†
Institutional Shares	3.07%	5.83%	6.13%
Open Shares	2.72%	5.56%	5.83%
MSCI World Index	–14.34%	7.67%	8.94% (Institutional Shares) 8.68% (Open Shares))
Real Assets Index	5.19%	6.80%	6.92% (Institutional Shares) 6.91% (Open Shares)
†	The inception date for the Institutional Shares was December 30, 2016 and for the Open Shares was January 9, 2017.

Notes to Performance Overviews:

Information About Portfolio Performance Shown Above

Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”), State Street Bank and Trust Company, the Fund’s administrator (“State Street”), or DST Asset Manager Solutions, Inc., the Fund’s transfer agent and dividend disbursing agent (“DST”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.

6   Semi-Annual Report

Performance results do not include adjustments made for financial reporting purposes in accordance with US Generally Accepted Accounting Principles (“GAAP”), if any, and may differ from amounts reported in the financial highlights. For the Lazard Enhanced Opportunity Portfolio, a voluntary reimbursement by State Street increased the total return ratio by 0.11%, for year ended December 31, 2021 and 0.49% for year ended December 31, 2017.

The performance quoted represents past performance. Current performance may be lower or higher than the performance quoted. Past performance is not indicative, or a guarantee, of future results; the investment return and principal value of an investment in a Portfolio will fluctuate, so that Portfolio shares, when redeemed, may be worth more or less than their original cost. Within the longer periods illustrated, there may have been short-term fluctuations, counter to the overall trend of investment results, and no single period of any length may be taken as typical of what may be expected in future periods. The graphs and tables above do not reflect the deduction of taxes that a shareholder would pay on a Portfolio’s distributions or the redemption of Portfolio shares.

The performance of Institutional Shares, Open Shares and R6 Shares, as applicable, may vary, primarily based on the differences in fees borne by shareholders investing in different classes of a Portfolio.

Information About Portfolio Performance Shown Above

The performance data of the indices have been prepared from sources and data that the Investment Manager believes to be reliable, but no representation is made as to their accuracy. The indices are unmanaged, have no fees or costs and are not available for investment.

The MSCI World Index is a free-float-adjusted market capitalization index that is designed to measure global developed markets equity performance. The MSCI World Index consists of 23 developed markets country indices.

The GDMA Index is a blended index constructed by the Investment Manager that is comprised of 50% MSCI World Index and 50% Bloomberg Global Aggregate® Index and is rebalanced monthly. The Bloomberg Global Aggregate Index provides a broad-based measure of global investment-grade fixed-income debt markets, including government-related debt, corporate debt, securitized debt and sovereign debt.

The Global Asset Allocation Blended Index is a blended index constructed by the Investment Manager that is comprised of 60% MSCI World Index and 40% Bloomberg Barclays US Aggregate Index and is rebalanced quarterly. The Bloomberg Barclays US Aggregate Index covers the investment-grade, US dollar-denominated, fixed-rate taxable bond market, including US Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities, with maturities of no less than one year.

The Real Assets Index is an index constructed by the Investment Manager that is comprised of 33.3% MSCI World Core Infrastructure USD Hedged Index, 33.3% MSCI ACWI IMI Core Real Estate Index, and 33.3% Bloomberg Barclays Commodity Total Return Index. The Real Assets Index was constructed by the Investment Manager for comparison to the performance of the Lazard Real Assets Portfolio pursuant to its investment strategy effective September 1, 2020. The Real Assets Index will replace the Real Assets Custom Index, which was created by the Investment Manager for comparison to the Portfolio’s performance pursuant to its investment strategy prior to September 1, 2020.

Semi-Annual Report   7

The Infrastructure Index captures large and mid-cap securities across the 23 developed market countries of the MSCI World Index and is designed to represent the performance of listed companies within the developed markets that are engaged in core industrial infrastructure activities. Note that the Investment Manager invests in a range of companies globally, not specifically developed markets countries. The MSCI ACWI IMI Core Real Estate Index is a free float-adjusted market capitalization index that consists of large, mid and small-cap stocks across 23 developed markets and 24 emerging markets countries engaged in the ownership, development and management of specific core property type real estate. The index excludes companies, such as real estate services and real estate financing companies, that do not own properties. The Bloomberg Commodity Total Return index is composed of futures contracts and reflects the returns on a fully collateralized investment in the Bloomberg Commodity Indices (the “BCOM”). This combines the returns of the BCOM with the returns on cash collateral invested in 13 week (3 Month) U.S. Treasury Bills. The Bloomberg Barclays World Government Inflation-Linked Bond 1–10 Year Index measures the performance of investment grade, government inflation-linked debt from 12 different developed market countries.

The ICE BofAML U.S. Convertible ex Mandatory Index measures the performance of convertible securities of all corporate sectors with a par amount of $25 million or more and a maturity of at least one year and excludes preferred equity redemption stocks and converted securities.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies, including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event-driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

8   Semi-Annual Report

The Lazard Funds, Inc.

Information About Your Portfolio’s Expenses (unaudited)

Expense Example

As a shareholder in a Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees (Open Shares only), and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the six month period from January 1, 2022 through June 30, 2022 and held for the entire period.

Actual Expenses

For each share class of the Portfolios, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each share class of the Portfolios, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

Semi-Annual Report   9

Portfolio	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period 1/1/22 - 6/30/22	*	Annualized Expense Ratio During Period 1/1/22 - 6/30/22

Enhanced Opportunities
Institutional Shares
Actual	$1,000.00	$ 924.10	$ 9.40		1.97%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.03	$ 9.84		1.97%
Open Shares
Actual	$1,000.00	$ 922.10	$10.82		2.27%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.54	$11.33		2.27%

Global Dynamic Multi-Asset
Institutional Shares
Actual	$1,000.00	$ 825.60	$ 4.07		0.90%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.33	$ 4.51		0.90%
Open Shares
Actual	$1,000.00	$ 825.00	$ 5.20		1.15%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$ 5.76		1.15%

Opportunistic Strategies
Institutional Shares
Actual	$1,000.00	$ 845.40	$ 4.76		1.04%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$ 5.21		1.04%
Open Shares
Actual	$1,000.00	$ 844.50	$ 5.90		1.29%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.40	$ 6.46		1.29%

Real Assets
Institutional Shares
Actual	$1,000.00	$ 961.70	$ 3.89		0.80%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$ 4.01		0.80%
Open Shares
Actual	$1,000.00	$ 960.60	$ 5.10		1.05%
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	$ 5.26		1.05%

*	Expenses are equal to the annualized expense ratio, net of expenses waivers and reimbursements, of each share class multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

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The Lazard Funds, Inc. Portfolio Holdings

Presented by Sector and Region June 30, 2022 (unaudited)

	Lazard Enhanced Opportunities Portfolio
Asset Class/Sector	Long	^	Short †
Convertible Corporate Bonds
Communication Services	11.4%		—%
Consumer Discretionary	10.7		—
Consumer Staples	3.4		—
Energy	2.5		—
Financials	12.6		—
Health Care	15.9		—
Industrials	7.1		—
Information Technology	12.9		—
Materials	5.1		—
Real Estate	2.7		—

Equity
Communication Services	0.1		–4.7
Consumer Discretionary	0.0	#	–5.7
Consumer Staples	—		–2.4
Energy	—		–3.0
Financials	0.4		–2.6
Health Care	0.1		–19.4
Industrials	0.0	#	–12.1
Information Technology	0.1		–11.7
Materials	0.0	#	–7.3
Real Estate	—		–1.7
Exchange Traded Funds	—		–13.8
Purchased Option	0.1		—
US Treasury Securities	—		–15.6
Short-Term Investments	14.9		—
Total Investments	100.0%		–100.0%

^	Represents percentage of total investments excluding securities sold short.
†	Represents percentage of total securities sold short.
#	Amount is less than 0.05%.

Semi-Annual Report   11

Asset Class/Sector*	Lazard Global Dynamic Multi-Asset Portfolio **	Lazard Opportunistic Strategies Portfolio **	Lazard Real Assets Portfolio
Equity
Communication Services	4.8%	2.2%	0.1%
Consumer Discretionary	7.1	3.7	0.8
Consumer Staples	5.7	11.5	—
Energy	1.6	1.7	4.9
Financials	12.5	5.3	—
Health Care	7.8	14.2	—
Industrials	7.9	4.8	7.9
Information Technology	10.1	13.0	—
Materials	1.7	1.6	0.8
Real Estate	2.1	1.1	32.5
Utilities	2.1	4.3	13.9
Commodity	—	9.0	—
Exchange Traded Funds	—	—	5.4
Fixed Income	—	12.1	—
Foreign Government Obligations	23.0	—	—
Sovereign Debt	6.1	—	—
Specialty	—	3.7	—
US Municipal Bonds	1.1	—	—
US Treasury Securities	1.8	—	—
Short-Term Investments	4.6	11.8	33.7
Total Investments	100.0%	100.0%	100.0%

*	Represents percentage of total investments.
**	Equity sector breakdown is based upon the underlying holdings of exchange- traded funds held by the Portfolio.

12   Semi-Annual Report

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2022 (unaudited)

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 1.1%

Austria | 0.1%
ams-OSRAM AG (*)	5,788	$51,928

Canada | 0.0%
Canopy Growth Corp. (*)	8,136	23,188

United States | 1.0%
Arbor Realty Trust, Inc. (±)	11,822	154,986
Contra Zogenix, Inc. (*), (¢)	40,674	27,658
Guess?, Inc. (±)	1,719	29,309
Hope Bancorp, Inc. (±)	3,650	50,516
KKR Real Estate Finance Trust, Inc. REIT (±)	1,709	29,822
Mesa Laboratories, Inc. (±)	274	55,880
MP Materials Corp. (*), (±)	174	5,582
Patrick Industries, Inc. (±)	191	9,901
PennyMac Mortgage Investment Trust REIT (±)	5,060	69,980
Sirius XM Holdings, Inc. (±)	11,042	67,687
Starwood Property Trust, Inc. REIT (±)	1,767	36,913
The Greenbrier Cos., Inc. (±)	26	936
Two Harbors Investment Corp. (±)	911	4,537
		543,707

Total Common Stocks (Cost $642,457)		618,823

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Convertible Corporate Bonds | 125.8%

Australia | 0.1%
Zip Co., Ltd., 0.000%, 04/23/28 (±)	AUD	300	$67,299

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   13

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Austria | 0.7%
ams-OSRAM AG, 2.125%, 11/03/27 (±)	EUR	500	$382,701

Brazil | 1.0%
GOL Equity Finance SA, 3.750%, 07/15/24 (#), (±)	USD	705	521,175

Canada | 2.6%
Aurora Cannabis, Inc., 5.500%, 02/28/24 (±)	USD	221	201,110
Dye & Durham, Ltd., 3.750%, 03/01/26	CAD	636	405,158
Ivanhoe Mines, Ltd., 2.500%, 04/15/26 (±)	USD	293	302,523
Lithium Americas Corp., 1.750%, 01/15/27 (±)	USD	236	196,706
Osisko Gold Royalties, Ltd., 4.000%, 12/31/22	CAD	385	299,024
			1,404,521
China | 2.5%
NIO Inc., 0.000%, 02/01/26 (±)	USD	644	543,858
Li Auto, Inc., 0.250%, 05/01/28 (±)	USD	527	787,736
			1,331,594
Hong Kong | 0.5%
Cathay Pacific Finance III, Ltd., 2.750%, 02/05/26 (±)	HKD	2,000	276,355

Netherlands | 0.5%
Pharming Group NV, 3.000%, 01/21/25 (±)	EUR	300	274,760

Panama | 1.2%
Copa Holdings SA, 4.500%, 04/15/25 (±)	USD	449	639,151

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Singapore | 1.0%
Sea, Ltd., 0.250%, 09/15/26 (±)	USD	729	$535,815

South Korea | 0.6%
Delivery Hero SE:
1.000%, 04/30/26 (±)	EUR	200	136,619
1.500%, 01/15/28 (±)	EUR	300	189,841
			326,460
United Kingdom | 0.3%
Just Eat Takeaway.com NV, 1.250%, 04/30/26 (±)	EUR	200	139,357

United States | 114.8%
Aerie Pharmaceuticals, Inc., 1.500%, 10/01/24 (±)	USD	440	375,465
Affirm Holdings, Inc., 0.000%, 11/15/26 (±)	USD	464	265,533
Airbnb Inc., 0.000%, 03/15/26 (±)	USD	150	125,400
Altair Engineering, Inc., 1.750%, 06/15/27 (±)	USD	81	78,732
Alteryx, Inc., 0.500%, 08/01/24 (±)	USD	403	355,648
American Airlines Group, Inc., 6.500%, 07/01/25 (±)	USD	329	347,319
Amyris, Inc., 1.500%, 11/15/26 (±)	USD	700	290,150
Anywhere Real Estate, Inc., 0.250%, 06/15/26 (±)	USD	445	325,963
Arbor Realty Trust, Inc., 4.750%, 11/01/22 (±)	USD	783	774,935
Array Technologies, Inc., 1.000%, 12/01/28 (±)	USD	240	170,880
Avadel Finance Cayman Ltd., 4.500%, 10/02/23 (±)	USD	610	427,000

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   15

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Avadel Finance Cayman, Ltd., 4.500%, 02/01/23 (±)	USD	426	$379,406
Avid SPV LLC, 1.250%, 03/15/26 (±)	USD	416	412,100
Bandwidth, Inc. , 0.500%, 04/01/28 (±)	USD	363	216,711
Bentley Systems, Inc., 0.375%, 07/01/27 (±)	USD	351	273,780
Blackline Inc., 0.000%, 03/15/26 (±)	USD	248	197,656
Bloom Energy Corp., 2.500%, 08/15/25 (±)	USD	253	314,201
Braemar Hotels + Resorts , 4.500%, 06/01/26 (±)	USD	499	506,984
Century Aluminum Co., 2.750%, 05/01/28 (±)	USD	221	168,623
Chegg, Inc., 0.000%, 09/01/26 (±)	USD	419	313,622
Cinemark Holdings, Inc., 4.500%, 08/15/25 (±)	USD	490	633,325
CNX Resources Corp., 2.250%, 05/01/26 (±)	USD	98	143,717
Coherus Biosciences, Inc., 1.500%, 04/15/26 (±)	USD	376	246,092
Collegium Pharmaceutical, Inc., 2.625%, 02/15/26 (±)	USD	295	259,979
Coupa Software, Inc.:
0.125%, 06/15/25 (±)	USD	336	279,048
0.375%, 06/15/26 (±)	USD	391	295,205
Cutera Inc.,
2.250%, 03/15/26 (±)	USD	175	230,686
2.250%, 06/01/28 (±)	USD	270	256,502
Danimer Scientific, Inc., 3.250%, 12/15/26 (±)	USD	642	456,462

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

DigitalOcean Holdings, Inc., 0.000%, 12/01/26 (±)	USD	792	$595,505
DISH Network Corp.:
0.000%, 12/15/25 (±)	USD	109	76,856
3.375%, 08/15/26 (±)	USD	317	214,926
Dynavax Technologies Corp., 2.500%, 05/15/26 (±)	USD	1,272	1,856,484
Eagle Bulk Shipping, Inc., 5.000%, 08/01/24 (±)	USD	284	463,817
Envestnet, Inc., 0.750%, 08/15/25 (±)	USD	129	110,682
Envista Holdings Corp., 2.375%, 06/01/25 (±)	USD	459	878,755
Everbridge, Inc., 0.125%, 12/15/24 (±)	USD	511	446,826
Evolent Health Inc., 3.500%, 12/01/24 (±)	USD	207	367,942
EZCORP, Inc., 2.875%, 07/01/24 (±)	USD	1,108	1,157,306
Fisker, Inc., 2.500%, 09/15/26 (±)	USD	1,721	1,032,600
Fiverr International, Ltd., 0.000%, 11/01/25 (±)	USD	780	591,240
fuboTV, Inc., 3.250%, 02/15/26 (±)	USD	686	217,462
Global Blood Therapeutics, Inc., 1.875%, 12/15/28 (±)	USD	82	96,965
Gossamer Bio, Inc., 5.000%, 06/01/27 (±)	USD	165	123,338
Granite Construction, Inc., 2.750%, 11/01/24 (±)	USD	195	214,354
Groupon, Inc., 1.125%, 03/15/26 (±)	USD	565	360,187
Guess?, Inc., 2.000%, 04/15/24 (±)	USD	876	862,239

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   17

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Hat Holdings I LLC, 0.000%, 05/01/25 (±)	USD	161	$154,459
Hci Group, Inc., 4.750%, 06/01/42 (±)	USD	228	235,752
Helix Energy Solutions Group, Inc., 6.750%, 02/15/26 (±)	USD	1,302	1,251,222
Herbalife Nutrition, Ltd., 2.625%, 03/15/24 (±)	USD	886	788,097
Hope Bancorp, Inc., 2.000%, 05/15/38 (±)	USD	921	900,830
i3 Verticals LLC, 1.000%, 02/15/25 (±)	USD	542	516,255
Innoviva, Inc.,
2.125%, 01/15/23 (±)	USD	185	183,011
2.125%, 03/15/28 (±)	USD	272	232,016
Inotiv, Inc., 3.250%, 10/15/27 (±)	USD	428	264,080
Insmed, Inc., 0.750%, 06/01/28 (±)	USD	538	450,306
Intercept Pharmaceuticals, Inc., 3.500%, 02/15/26 (±)	USD	514	491,512
Ionis Pharmaceuticals, Inc., 0.000%, 04/01/26 (±)	USD	127	116,116
JetBlue Airways Corp., 0.500%, 04/01/26 (±)	USD	73	54,057
Kaman Corp., 3.250%, 05/01/24 (±)	USD	1,174	1,103,560
Karyopharm Therapeutics, Inc., 3.000%, 10/15/25 (±)	USD	301	221,409
KKR Real Estate Finance Trust, Inc., 6.125%, 05/15/23 (±)	USD	300	297,938
LendingTree, Inc., 0.500%, 07/15/25 (±)	USD	635	431,165

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Liberty Broadband Corp.:
1.250%, 09/30/50 (±)	USD	850	$798,150
2.750%, 09/30/50 (±)	USD	607	578,885
Liberty Interactive LLC:
4.000%, 11/15/29 (±)	USD	1,333	606,515
3.750%, 02/15/30 (±)	USD	1,974	898,170
Liberty Media Corp.:
2.125%, 03/31/48 (±)	USD	843	814,338
2.750%, 12/01/49 (±)	USD	534	499,290
Livent Corp., 4.125%, 07/15/25 (±)	USD	459	1,254,676
Lucid Group, Inc., 1.250%, 12/15/26 (±)	USD	1,149	679,404
Luminar Technologies, Inc., 1.250%, 12/15/26 (±)	USD	182	103,558
Magnite Inc., 0.250%, 03/15/26 (±)	USD	146	106,580
MannKind Corp., 2.500%, 03/01/26 (±)	USD	640	649,009
Mesa Laboratories, Inc., 1.375%, 08/15/25 (±)	USD	167	156,145
Mitek Systems, Inc., 0.750%, 02/01/26 (±)	USD	582	485,388
MP Materials Corp., 0.250%, 04/01/26 (±)	USD	301	292,534
NCL Corp., Ltd.,
1.125%, 02/15/27 (±)	USD	752	490,680
2.500%, 02/15/27 (±)	USD	200	138,000
Nutanix, Inc., 0.250%, 10/01/27 (±)	USD	218	151,793
NuVasive, Inc.:
1.000%, 06/01/23 (±)	USD	948	918,375
0.375%, 03/15/25 (±)	USD	274	244,374
Omeros Corp., 5.250%, 02/15/26 (±)	USD	200	116,740

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   19

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Opendoor Technologies, Inc., 0.250%, 08/15/26 (±)	USD	692	$399,738
OSI Systems, Inc., 1.250%, 09/01/22 (±)	USD	363	364,270
Pacira BioSciences, Inc., 0.750%, 08/01/25 (±)	USD	118	122,484
Palo Alto Networks, Inc., 0.750%, 07/01/23 (±)	USD	944	1,757,170
PAR Technology Corp., 1.500%, 10/15/27 (±)	USD	954	772,424
Parsons Corp., 0.250%, 08/15/25 (±)	USD	86	90,773
Patrick Industries, Inc., 1.000%, 02/01/23 (±)	USD	211	208,679
Peabody Energy Corp., 3.250%, 03/01/28 (±)	USD	487	643,327
Pebblebrook Hotel Trust, 1.750%, 12/15/26 (±)	USD	522	467,451
PennyMac Corp.,
5.500%, 11/01/24 (±)	USD	669	649,766
5.500%, 03/15/26 (±)	USD	692	609,860
PetIQ, Inc., 4.000%, 06/01/26 (±)	USD	290	278,545
Plug Power, Inc., 3.750%, 06/01/25 (±)	USD	581	1,943,619
Porch Group, Inc., 0.750%, 09/15/26 (±)	USD	877	470,839
PRA Group, Inc., 3.500%, 06/01/23 (±)	USD	937	946,956
Radius Global Infrastructure, Inc., 2.500%, 09/15/26 (±)	USD	345	335,728
Redfin Corp., 0.500%, 04/01/27 (±)	USD	721	343,557
Redwood Trust, Inc.,
4.750%, 08/15/23 (±)	USD	2,114	2,010,942
7.750%, 06/15/27 (±)	USD	176	155,056

The accompanying notes are an integral part of these financial statements.

20    Semi-Annual Report

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Repay Holdings Corp., 0.000%, 02/01/26 (±)	USD	526	$408,307
Revance Therapeutics, Inc., 1.750%, 02/15/27 (±)	USD	656	533,820
RingCentral, Inc., 0.000%, 03/01/25 (±)	USD	306	251,685
Royal Caribbean Cruises, Ltd., 2.875%, 11/15/23 (±)	USD	696	632,929
Shift Technologies, Inc., 4.750%, 05/15/26 (±)	USD	850	245,508
Snap Inc., 0.000%, 05/01/27 (±)	USD	163	113,693
Snap Inc., 0.125%, 03/01/28 (±)	USD	864	605,232
SPOTIFY USA, Inc.,Co., 0.000%, 03/15/26 (±)	USD	363	288,222
Starwood Property Trust, Inc., 4.375%, 04/01/23 (±)	USD	337	334,473
Summit Hotel Properties, Inc., 1.500%, 02/15/26 (±)	USD	150	127,500
SunPower Corp., 4.000%, 01/15/23 (±)	USD	368	382,168
Tandem Diabetes Care, Inc., 1.500%, 05/01/25 (±)	USD	255	237,405
TechTarget, Inc., 0.000%, 12/15/26 (±)	USD	557	449,753
The Beauty Health Co., 1.250%, 10/01/26 (±)	USD	802	648,016
The Chefs’ Warehouse, Inc., 1.875%, 12/01/24 (±)	USD	1,169	1,297,590
The Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	31	28,985
The Marcus Corp., 5.000%, 09/15/25 (±)	USD	718	1,145,659

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   21

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

Lazard Enhanced Opportunities Portfolio (continued)
		’
Travere Therapeutics Inc., 2.250%, 03/01/29 (±)	USD	395	$396,185
Two Harbors Investment Corp., 6.250%, 01/15/26 (±)	USD	354	317,977
United States Steel Corp., 5.000%, 11/01/26 (±)	USD	554	867,010
Upstart Holdings, Inc., 0.250%, 08/15/26 (±)	USD	409	230,676
Upwork, Inc., 0.250%, 08/15/26 (±)	USD	280	214,550
Varex Imaging Corp., 4.000%, 06/01/25 (±)	USD	592	719,640
Veeco Instruments Inc., 3.750%, 06/01/27 (±)	USD	430	688,559
Veritone, Inc., 1.750%, 11/15/26 (±)	USD	855	547,938
Virgin Galactic Holdings Inc., 2.500%, 02/01/27 (±)	USD	190	122,004
Vishay Intertechnology, Inc., 2.250%, 06/15/25 (±)	USD	409	388,059
Wayfair, Inc., 0.625%, 10/01/25 (±)	USD	296	196,988
Xometry Inc., 1.000%, 02/01/27 (±)	USD	319	272,107
			61,726,819
Total Convertible Corporate Bonds (Cost $79,533,439)			67,626,007

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Report

		Number of	Exercise	Notional	Fair
Description	Counterparty	Contracts	Price	Amount	Value

Lazard Enhanced Opportunities Portfolio (continued)

Purchased Options | 0.2%

Put
American Airlines Group, Inc., Expires 07/01/22	MSC	29	$11	$2,900	$58
American Airlines Group, Inc., Expires 07/01/22	MSC	15	12	1,500	75
American Airlines Group, Inc., Expires 01/20/23	MSC	7	10	700	903
Danimer Scientific, Inc., Expires 11/18/22	MSC	15	2.5	1,500	300
Invesco QQQ Trust, Expires 7/29/22	MSC	19	282	1,900	22,629
iShares Russell 2000 ETF, Expires 7/29/22	MSC	77	166	7,700	35,343
Redfin Corp., Expires 11/18/22	MSC	22	5	2,200	1,628
SPDR S&P 500 ETF Trust, Expires 7/29/22	MSC	19	380	1,900	24,054

Total Purchased Options (Cost $71,337)					84,990

		Fair
Description	Shares	Value

Short-Term Investments | 22.3%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $11,987,212)	11,987,212	$11,987,212

Total Investments excluding Securities Sold Short | 149.4% (Cost $92,234,445)		$80,317,032

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   23

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Securities Sold Short | (56.8)%

Common Stocks | (40.1)%

Australia | 0.0%
Zip Co., Ltd.	(8,817)	$(2,683)

Austria | (0.1)%
ams-OSRAM AG	(8,078)	(72,867)

Brazil | 0.0%
Gol Linhas Aereas Inteligentes SA ADR	(1,598)	(5,449)

Canada | (0.5)%
Canopy Growth Corp.	(565)	(1,606)
Dye & Durham, Ltd.	(2,988)	(50,489)
Ivanhoe Mines, Ltd., Class A	(26,826)	(154,429)
Lithium Americas Corp.	(3,115)	(62,705)
		(269,229)

China | (1.2)%
Li Auto, Inc. ADR	(15,830)	(606,447)
NIO, Inc. ADR	(1,668)	(36,229)
		(642,676)

Hong Kong | (0.4)%
Cathay Pacific Airways, Ltd.	(181,800)	(199,316)

Netherlands | 0.0%
Pharming Group NV	(18,981)	(15,024)

Panama | (0.9)%
Copa Holdings SA, Class A	(7,102)	(450,054)

Singapore | 0.0%
Sea, Ltd. ADR	(295)	(19,724)

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

South Korea | (0.1)%
Delivery Hero SE	(904)	$(33,887)

United Kingdom | 0.0%
Just Eat Takeaway.com NV	(196)	(3,134)

United States | (36.9)%
Aerie Pharmaceuticals, Inc.	(4,225)	(31,687)
Affirm Holdings, Inc.	(639)	(11,540)
Airbnb, Inc., Class A	(53)	(4,721)
Altair Engineering, Inc., Class A	(757)	(39,742)
Alteryx, Inc., Class A	(240)	(11,621)
American Airlines Group, Inc.	(14,821)	(187,930)
Amyris, Inc.	(42,507)	(78,638)
Anywhere Real Estate, Inc.	(8,880)	(87,290)
Array Technologies, Inc.	(8,549)	(94,124)
Avadel Pharmaceuticals PLC ADR	(53,781)	(131,226)
Avid Bioservices, Inc.	(13,388)	(204,301)
Bandwidth, Inc., Class A	(676)	(12,722)
Bentley Systems, Inc., Class B	(993)	(33,067)
Blackline, Inc.	(562)	(37,429)
Bloom Energy Corp.	(12,231)	(201,811)
Braemar Hotels & Resorts, Inc. REIT	(55,473)	(237,979)
Century Aluminum Co.	(8,153)	(60,088)
Chegg, Inc.	(1,011)	(18,987)
Cinemark Holdings, Inc.	(7,631)	(114,618)
CNX Resources Corp.	(6,394)	(105,245)
Coherus Biosciences, Inc.	(9,760)	(70,662)
Collegium Pharmaceutical, Inc.	(6,580)	(116,598)
Coupa Software, Inc.	(1,147)	(65,494)
Cutera, Inc.	(8,389)	(314,587)
Cytokinetics, Inc.	(4,934)	(193,857)
Danimer Scientific, Inc.	(26,744)	(121,953)
DigitalOcean Holdings, Inc.	(2,130)	(88,097)
DISH Network Corp., Class A	(3,378)	(60,568)
Dynavax Technologies Corp.	(100,398)	(1,264,011)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   25

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Eagle Bulk Shipping, Inc.	(7,641)	$(396,415)
Envestnet, Inc.	(344)	(18,153)
Envista Holdings Corp.	(20,347)	(784,173)
Everbridge, Inc.	(628)	(17,515)
Evolent Health, Inc., Class A	(10,263)	(315,177)
EZCORP, Inc. Class A	(54,789)	(411,465)
Fisker, Inc.	(26,828)	(229,916)
Fiverr International, Ltd.	(445)	(15,304)
fuboTV, Inc.	(1,514)	(3,740)
Global Blood Therapeutics, Inc.	(2,163)	(69,108)
Gossamer Bio, Inc.	(9,607)	(80,411)
Granite Construction, Inc.	(3,640)	(106,070)
Groupon, Inc.	(3,443)	(38,906)
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	(1,096)	(41,495)
HCI Group, Inc.	(2,118)	(143,516)
Helix Energy Solutions Group, Inc.	(111,151)	(344,568)
Herbalife Nutrition, Ltd.	(142)	(2,904)
I3 Verticals, Inc., Class A	(7,189)	(179,869)
Innoviva, Inc.	(8,232)	(121,504)
Inotiv, Inc.	(2,788)	(26,765)
Insmed, Inc.	(12,316)	(242,871)
Intercept Pharmaceuticals, Inc.	(18,830)	(260,042)
Ionis Pharmaceuticals, Inc.	(1,299)	(48,089)
JetBlue Airways Corp.	(302)	(2,528)
Kaman Corp.	(2,041)	(63,781)
Karyopharm Therapeutics, Inc.	(9,586)	(43,233)
LendingTree, Inc.	(75)	(3,286)
Livent Corp.	(49,947)	(1,133,297)
Lucid Group, Inc.	(11,358)	(194,903)
Luminar Technologies, Inc.	(6,081)	(36,060)
Magnite, Inc.	(707)	(6,278)
MannKind Corp.	(88,363)	(336,663)
Mitek Systems, Inc.	(11,751)	(108,579)
Norwegian Cruise Line Holdings, Ltd.	(14,669)	(163,119)
Nutanix, Inc., Class A	(187)	(2,736)

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Report

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

NuVasive, Inc.	(2,449)	$(120,393)
Omeros Corp.	(8,325)	(22,894)
Opendoor Technologies, Inc.	(22,069)	(103,945)
OSI Systems, Inc.	(22)	(1,880)
Pacira BioSciences, Inc.	(1,048)	(61,098)
Palo Alto Networks, Inc.	(3,399)	(1,678,902)
PAR Technology Corp.	(8,694)	(325,938)
Parsons Corp.	(472)	(19,078)
Peabody Energy Corp.	(21,804)	(465,079)
Pebblebrook Hotel Trust REIT	(996)	(16,504)
PetIQ, Inc.	(5,517)	(92,630)
Plug Power, Inc.	(111,521)	(1,847,903)
Porch Group, Inc.	(21,046)	(53,878)
PRA Group, Inc.	(3,867)	(140,604)
Radius Global Infrastructure, Inc.	(10,580)	(161,451)
Redfin Corp.	(2,786)	(22,957)
Redwood Trust, Inc. REIT	(4,939)	(38,080)
Repay Holdings Corp.	(6,618)	(85,041)
Revance Therapeutics, Inc.	(13,502)	(186,598)
RingCentral, Inc., Class A	(90)	(4,703)
Royal Caribbean Cruises, Ltd.	(1,947)	(67,970)
Shift Technologies, Inc.	(109,031)	(73,389)
Snap, Inc., Class A	(4,375)	(57,444)
Spotify Technology SA	(124)	(11,635)
Summit Hotel Properties, Inc. REIT (±)	(7,133)	(51,857)
SunPower Corp.	(4,086)	(64,600)
Tandem Diabetes Care, Inc.	(999)	(59,131)
TechTarget, Inc.	(2,309)	(151,747)
The Beauty Health Co.	(1,959)	(25,193)
The Chefs’ Warehouse, Inc.	(18,129)	(705,037)
The Marcus Corp.	(57,742)	(852,849)
Travere Therapeutics, Inc.	(10,127)	(245,377)
United States Steel Corp.	(34,662)	(620,796)
Upstart Holdings, Inc.	(103)	(3,257)
Upwork, Inc.	(1,310)	(27,091)
Varex Imaging Corp.	(22,177)	(474,366)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   27

		Fair
Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Veeco Instruments, Inc.	(27,381)	$(531,191)
Veritone, Inc.	(14,192)	(92,674)
Virgin Galactic Holdings, Inc.	(13,307)	(80,108)
Vishay Intertechnology, Inc.	(2,074)	(36,959)
Wayfair, Inc., Class A	(212)	(9,235)
Xometry, Inc.	(4,466)	(151,531)
		(19,836,025)

Total Common Stock (Proceeds $25,157,332)		(21,550,068)

Exchange-Traded Funds | (7.8)%

United States | (7.8)%
iShares iBoxx High Yield Corporate Bond ETF (Proceeds $4,327,609)	(57,045)	(4,199,082)

		Principal
	Security	Amount	Fair
Description	Currency	(000)	Value

US Treasury Securities | (8.9)%
U.S. Treasury Note
2.500%, 04/30/24	USD	(4,005,000)	$(3,970,113)
2.750%, 04/30/27	USD	(805,000)	(794,120)
(Proceeds $4,786,851)			(4,764,233)

Total Securities Sold Short (Proceeds $34,271,792)			(30,513,383)

Total Investments | 92.6% (Cost and short proceeds $57,962,653) (»)			49,803,649

Cash and Other Assets in Excess of Liabilities | 7.4%			3,956,784

Net Assets | 100.0%			$53,760,433

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Report

Lazard Enhanced Opportunities Portfolio (continued)

Forward Currency Contracts open at June 30, 2022:

Currency		Currency			Settlement	Unrealized	Unrealized
Purchased	Quantity	Sold	Quantity	Counterparty	Date	Appreciation	Depreciation

USD	320,539	AUD	462,000	SSB	09/28/22	$ 1,418	$—
USD	1,849,349	CAD	2,381,000	SSB	09/28/22	—	661
USD	1,123,393	EUR	1,053,000	SSB	09/28/22	13,179	—
USD	118,185	HKD	925,000	SSB	09/28/22	24	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$14,621	$661

Written Options open at June 30, 2022:

		Number of	Strike	Expiration	Notional		Fair
Description	Counterparty	Contracts	Price	Date	Amount	Premiums	Value

Put
Invesco QQQ Trust	MSC	39	$272	07/29/2022	$3,900	$19,323	$(32,994)
Ishares Russell 2000 ETF	MSC	77	156	07/29/2022	7,700	15,310	(14,861)
SPDR S&P 500 ETF Trust MSC		39	370	07/29/2022	3,900	19,986	(31,200)
Total Written Options		155				$54,619	$(79,055)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   29

Lazard Enhanced Opportunities Portfolio (concluded)

Total Return Swap Agreements open at June 30, 2022:

		Notional	Expiration				Unrealized	Unrealized
Currency	Counterparty	Amount	Date	Reference Entity^	Rate	*	Appreciation	Depreciation

USD	BOA	$239,919	05/31/23	Arbor Realty Trust, Inc.	0.08%		$81,996	$ —
USD	BOA	177,280	05/31/23	The Beauty Health Co.	0.08		89,485	—
USD	BOA	54,078	05/31/23	Bentley Systems, Inc.	0.08		23,176	—
USD	BOA	368,258	05/31/23	Cinemark Holdings, Inc.	0.08		74,678	—
USD	BOA	253,109	05/31/23	Fisker, Inc.	0.08		105,019	—
USD	BOA	58,394	05/31/23	Gol Linhas Aereas Inteligentes SA ADR	0.08		34,162	—
USD	BOA	15,941	05/31/23	The Greenbrier Cos., Inc.	0.08		3,128	—
USD	BOA	345,527	05/31/23	Guess?, Inc.	0.08		56,461	—
USD	BOA	96,762	05/31/23	Hope Bancorp, Inc.	0.08		4,186	—
USD	BOA	663,355	05/31/23	iShares iBoxx High Yield Corporate Bond ETF	0.08		59,458	—
USD	BOA	67,657	05/31/23	KKR Real Estate Finance Trust, Inc.	0.08		14,429	—
USD	BOA	175,490	05/31/23	Mesa Laboratories, Inc.	0.08		58,225	—
USD	BOA	173,545	05/31/23	MP Materials Corp.	0.08		794	—
USD	BOA	33,272	05/31/23	Patrick Industries, Inc.	0.08		11,551	—
USD	BOA	249,979	05/31/23	Pebblebrook Hotel Trust	0.08		64,515	—
USD	BOA	245,917	05/31/23	PennyMac Mortgage Investment Trust	0.08		41,911	—
USD	BOA	36,832	05/31/23	Redwood Trust, Inc.	0.08		16,470	—
USD	BOA	223,785	05/31/23	Sirius XM Holdings, Inc.	0.08		—	824
USD	BOA	87,004	05/31/23	Starwood Property Trust, Inc.	0.08		14,731	—
USD	BOA	101,934	05/31/23	Two Harbors Investment Corp.	0.08		26,702	—
USD	BOA	24,440	05/31/23	Vishay Intertechnology, Inc.	0.08		2,664	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements							$783,741	$824

^	The Portfolio receives depreciation of the referenced entity.
*	The Portfolio pays appreciation and dividends, as well as financing charges at the referenced rate.

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio

Common Stocks | 39.4%

Australia | 0.8%
Aristocrat Leisure, Ltd.	478	$11,352
BHP Group, Ltd.	834	24,021
BlueScope Steel, Ltd.	899	9,863
Charter Hall Long Wale REIT	1,228	3,615
CSL, Ltd.	76	14,122
Dexus REIT	3,079	18,852
Fortescue Metals Group, Ltd.	432	5,314
Rio Tinto PLC	271	16,205
Rio Tinto, Ltd.	159	11,390
Shopping Centres Australasia Property Group REIT	2,144	4,066
WiseTech Global, Ltd.	159	4,124
Woodside Energy Group, Ltd.	151	3,307
		126,231
Austria | 0.0%
Erste Group Bank AG	167	4,242

Belgium | 0.0%
Warehouses De Pauw CVA REIT	116	3,650

Canada | 1.6%
Alimentation Couche-Tard, Inc.	845	32,961
Birchcliff Energy, Ltd.	1,372	9,326
Canadian National Railway Co.	222	24,968
Canadian Natural Resources, Ltd.	106	5,696
Empire Co., Ltd., Class A	351	10,812
Fairfax Financial Holdings, Ltd.	9	4,769
Gildan Activewear, Inc.	224	6,448
H&R Real Estate Investment Trust	796	7,699
Hydro One, Ltd.	419	11,266
Loblaw Cos., Ltd.	572	51,588
Metro, Inc.	457	24,529
Suncor Energy, Inc.	805	28,243

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   31

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

The Toronto-Dominion Bank	391	$25,642
Tourmaline Oil Corp.	227	11,803
		255,750
China | 0.2%
NXP Semiconductors NV	145	21,464
SITC International Holdings Co., Ltd.	2,000	5,667
Yangzijiang Shipbuilding Holdings, Ltd.	5,400	3,619
		30,750
Denmark | 0.6%
AP Moller-Maersk A/S, Class B	4	9,395
Carlsberg A/S, Class B Sponsored ADR	812	20,771
Novo Nordisk A/S, Class B	553	61,378
		91,544
France | 0.8%
Bureau Veritas SA ADR (*)	297	15,215
Cie de Saint-Gobain	293	12,727
Cie Generale des Etablissements Michelin SCA	100	2,750
Hermes International	3	3,389
Legrand SA ADR	865	12,716
LVMH Moet Hennessy Louis Vuitton SE ADR	151	18,455
Orange SA	1,049	12,336
Pernod Ricard SA Sponsored ADR	475	17,442
Societe Generale SA	505	11,075
Thales SA ADR	832	20,376
TotalEnergies SE	121	6,378
		132,859
Germany | 0.5%
Daimler Truck Holding AG (*)	158	4,124
Deutsche Bank AG	567	4,940
Deutsche Post AG	834	31,246
Mercedes-Benz Group AG	68	3,935
Merck KGaA Sponsored ADR	518	17,446
Nemetschek SE	62	3,753
Telefonica Deutschland Holding AG	1,916	5,503
		70,947

The accompanying notes are an integral part of these financial statements.

32   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Hong Kong | 0.3%
AIA Group, Ltd. Sponsored ADR	465	$20,376
Jardine Matheson Holdings, Ltd.	100	5,263
Swire Pacific, Ltd., Class A	500	3,005
WH Group, Ltd.	16,500	12,766
		41,410
Israel | 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	5,499	8,568
Perion Network, Ltd. (*)	351	6,381
ZIM Integrated Shipping Services, Ltd.	142	6,707
		21,656
Italy | 0.0%
UniCredit SpA	448	4,296

Japan | 3.0%
Advantest Corp.	100	5,313
AGC, Inc.	100	3,519
Canon, Inc.	100	2,275
Cosmo Energy Holdings Co., Ltd.	100	2,778
Dai-ichi Life Holdings, Inc.	600	11,076
Daicel Corp.	800	4,951
Daiwa House Industry Co., Ltd.	700	16,326
Electric Power Development Co., Ltd.	2,000	33,070
ENEOS Holdings, Inc.	3,900	14,722
FUJIFILM Holdings Corp.	100	5,370
H.U. Group Holdings, Inc.	300	6,517
Hulic Co., Ltd.	500	3,873
Japan Post Bank Co., Ltd.	3,100	24,111
Japan Post Holdings Co., Ltd.	8,400	60,017
Japan Post Insurance Co., Ltd.	900	14,404
Japan Real Estate Investment Corp. REIT	1	4,600
Japan Tobacco, Inc.	500	8,648
Kaneka Corp.	200	4,927
KDDI Corp.	400	12,649
Lawson, Inc.	100	3,325
McDonald’s Holdings Co. Japan, Ltd.	300	10,922

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   33

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Mitsubishi Electric Corp.	400	$4,281
Mitsui & Co., Ltd.	200	4,417
Mitsui Chemicals, Inc.	200	4,264
Mizuho Financial Group, Inc.	1,700	19,331
MS&AD Insurance Group Holdings, Inc.	600	18,395
NGK Spark Plug Co., Ltd.	300	5,451
Nihon Kohden Corp.	300	6,138
Nintendo Co., Ltd. ADR	430	23,143
Nippon Building Fund, Inc. REIT	1	4,976
Nippon Telegraph & Telephone Corp.	100	2,871
Nisshinbo Holdings, Inc.	1,200	9,036
Olympus Corp. Sponsored ADR	1,001	20,140
Osaka Gas Co., Ltd.	900	17,285
Rengo Co., Ltd.	700	3,791
Shimano, Inc. ADR	833	14,069
Softbank Corp.	300	3,330
Sumco Corp.	300	3,860
Sumitomo Chemical Co., Ltd.	2,700	10,540
Sumitomo Mitsui Financial Group, Inc.	200	5,940
The Hachijuni Bank, Ltd.	1,300	4,793
The Shizuoka Bank, Ltd.	700	4,206
Tokyo Gas Co., Ltd.	1,300	26,896
Tokyu Fudosan Holdings Corp.	900	4,740
Toshiba Corp.	100	4,067
Yamazaki Baking Co., Ltd.	400	4,886
		484,239
Malta | 0.0%
Kindred Group PLC	452	3,760

Netherlands | 0.9%
Adyen NV (*)	5	7,350
ASML Holding NV	18	8,687
Eurocommercial Properties NV REIT	384	8,313
EXOR NV	113	7,092
ING Groep NV	463	4,595
Koninklijke KPN NV	1,154	4,117

The accompanying notes are an integral part of these financial statements.

34   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

NN Group NV	106	$4,848
Shell PLC	1,631	42,562
Wolters Kluwer NV	207	20,137
Wolters Kluwer NV Sponsored ADR	443	43,117
		150,818
New Zealand | 0.1%
Spark New Zealand, Ltd.	3,290	9,862

Norway | 0.1%
Orkla ASA	1,218	9,749
Telenor ASA	248	3,304
		13,053
Portugal | 0.0%
Jeronimo Martins SGPS SA	187	4,064

Puerto Rico | 0.0%
OFG Bancorp	185	4,699

Singapore | 0.1%
Jardine Cycle & Carriage, Ltd.	200	4,075
Singapore Technologies Engineering, Ltd.	3,000	8,827
		12,902
Spain | 0.3%
Banco Santander SA	7,069	19,934
Corporacion Financiera Alba SA	27	1,475
Iberdrola SA	1,333	13,832
Industria de Diseno Textil SA ADR	1,076	12,170
		47,411
Sweden | 0.6%
Assa Abloy AB ADR	1,257	13,349
Epiroc AB ADR	1,768	27,298
Hexagon AB ADR	2,276	23,511
Lundin Energy AB	349	238
Lundin Energy MergerCo AB (*), (¢)	349	13,544
Securitas AB, B Shares	533	4,628
Telefonaktiebolaget LM Ericsson, B Shares	813	6,068
		88,636

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   35

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Switzerland | 0.9%
ABB, Ltd. Sponsored ADR	850	$22,721
PSP Swiss Property AG	74	8,232
Roche Holding AG	220	73,442
Swatch Group AG ADR	1,755	20,832
Swisscom AG	31	17,159
		142,386
United Kingdom | 1.6%
Barclays PLC	4,773	8,936
BP PLC	1,333	6,278
Coca-Cola Europacific Partners PLC	405	20,902
Diageo PLC Sponsored ADR	198	34,476
Howden Joinery Group PLC	388	2,865
HSBC Holdings PLC	890	5,806
J Sainsbury PLC	2,978	7,397
National Grid PLC	566	7,253
Natwest Group PLC	5,146	13,689
RELX PLC Sponsored ADR	1,255	33,810
Segro PLC REIT	382	4,543
SSE PLC	740	14,630
Standard Chartered PLC	3,558	26,827
Unilever PLC	534	24,305
Unilever PLC Sponsored ADR	688	31,531
Virgin Money UK PLC	3,097	4,723
Vodafone Group PLC	3,401	5,246
		253,217
United States | 26.9%
A-Mark Precious Metals, Inc.	120	3,870
Academy Sports & Outdoors, Inc.	141	5,011
Accenture PLC, Class A	175	48,589
Activision Blizzard, Inc.	84	6,540
Adobe, Inc. (*)	12	4,393
AGCO Corp.	42	4,145
Airbnb, Inc.,Class A (*)	42	3,741
Akamai Technologies, Inc. (*)	45	4,110
Albertsons Cos., Inc., Class A	201	5,371

The accompanying notes are an integral part of these financial statements.

36   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Alleghany Corp. (*)	6	$4,999
Allison Transmission Holdings, Inc.	101	3,883
Alphabet, Inc., Class A (*)	28	61,019
Alphabet, Inc., Class C (*)	35	76,561
Altria Group, Inc.	835	34,878
Amazon.com, Inc. (*)	460	48,857
Amdocs, Ltd.	127	10,580
AMERCO	9	4,304
Ameren Corp.	120	10,843
American Electric Power Co., Inc.	330	31,660
American Express Co.	86	11,921
American International Group, Inc.	141	7,209
AmerisourceBergen Corp.	101	14,289
AMN Healthcare Services, Inc. (*)	139	15,250
Amphenol Corp., Class A	413	26,589
Antero Resources Corp. (*)	151	4,628
Aon PLC, Class A	177	47,733
APA Corp.	164	5,724
Apple, Inc.	1,397	190,998
Assurant, Inc.	90	15,556
Automatic Data Processing, Inc.	59	12,392
AutoZone, Inc. (*)	14	30,088
Avery Dennison Corp.	88	14,245
Bank of America Corp.	679	21,137
Becton, Dickinson & Co.	34	8,382
Berkshire Hathaway, Inc., Class B (*)	25	6,826
BJ’s Wholesale Club Holdings, Inc. (*)	196	12,215
BlueLinx Holdings, Inc. (*)	72	4,810
Booking Holdings, Inc. (*)	5	8,745
Booz Allen Hamilton Holding Corp.	354	31,987
Boston Scientific Corp. (*)	580	21,617
Bristol-Myers Squibb Co.	410	31,570
Broadcom, Inc.	78	37,893
BRP, Inc.	276	16,977
Brunswick Corp.	75	4,904
Cadence Design Systems, Inc. (*)	323	48,460

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   37

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Cboe Global Markets, Inc.	239	$27,052
CF Industries Holdings, Inc.	161	13,803
Charter Communications, Inc., Class A (*)	28	13,119
Chipotle Mexican Grill, Inc. (*)	3	3,922
Chubb, Ltd.	54	10,615
Cigna Corp.	67	17,656
Citigroup, Inc.	277	12,739
Citizens Financial Group, Inc.	68	2,427
CMS Energy Corp.	109	7,358
Coca-Cola Consolidated, Inc.	9	5,075
Cognizant Technology Solutions Corp., Class A	455	30,708
Colgate-Palmolive Co.	297	23,802
Comcast Corp., Class A	1,030	40,417
Corteva, Inc.	199	10,774
CorVel Corp. (*)	34	5,007
Costco Wholesale Corp.	18	8,627
Coterra Energy, Inc.	236	6,086
Crowdstrike Holdings, Inc., Class A (*)	29	4,888
CSG Systems International, Inc.	85	5,073
Cushman & Wakefield PLC (*)	401	6,111
CVS Health Corp.	501	46,423
D.R. Horton, Inc.	42	2,780
Danaher Corp.	14	3,549
Darden Restaurants, Inc.	50	5,656
Darling Ingredients, Inc. (*)	75	4,485
Dave & Buster’s Entertainment, Inc. (*)	116	3,802
Deere & Co.	56	16,770
Diamondback Energy, Inc.	97	11,752
Dick’s Sporting Goods, Inc.	50	3,769
Digital Realty Trust, Inc. REIT	57	7,400
DocuSign, Inc. (*)	36	2,066
Dollar General Corp.	155	38,043
Dow, Inc.	341	17,599
Duke Energy Corp.	57	6,111
Electronic Arts, Inc.	32	3,893
Elevance Health, Inc.	69	33,298

The accompanying notes are an integral part of these financial statements.

38   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Eli Lilly & Co.	210	$68,088
Emerson Electric Co.	56	4,454
EnLink Midstream LLC	460	3,910
EOG Resources, Inc.	60	6,626
EPAM Systems, Inc. (*)	30	8,843
Equitable Holdings, Inc.	163	4,249
Everest Re Group, Ltd.	61	17,097
Evergy, Inc.	145	9,461
Exelon Corp.	636	28,824
Expedia Group, Inc. (*)	130	12,328
Extra Space Storage, Inc. REIT	44	7,485
FactSet Research Systems, Inc.	21	8,076
Fidelity National Financial, Inc.	168	6,209
Fiserv, Inc. (*)	45	4,004
Flagstar Bancorp, Inc.	143	5,069
Flowers Foods, Inc.	601	15,818
FNB Corp.	616	6,690
Fortinet, Inc. (*)	288	16,295
FOX Corp., Class B	118	3,505
Freeport-McMoRan, Inc.	237	6,935
Gartner, Inc. (*)	19	4,595
General Mills, Inc.	91	6,866
Gilead Sciences, Inc.	279	17,245
GoDaddy, Inc., Class A (*)	63	4,382
Grand Canyon Education, Inc. (*)	56	5,275
GSK PLC	2,578	55,433
HCA Healthcare, Inc.	51	8,571
Henry Schein, Inc. (*)	171	13,123
Home Depot, Inc.	15	4,114
Houlihan Lokey, Inc.	44	3,473
Huntsman Corp.	285	8,080
Ingles Markets, Inc., Class A	64	5,552
Intel Corp.	439	16,423
Intercontinental Exchange, Inc.	456	42,882
International Game Technology PLC	227	4,213
IQVIA Holdings, Inc. (*)	225	48,823

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   39

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Jack Henry & Associates, Inc.	51	$9,181
Jackson Financial, Inc., Class A	242	6,474
JB Hunt Transport Services, Inc.	135	21,258
Johnson & Johnson	464	82,365
Jones Lang LaSalle, Inc. (*)	21	3,672
JPMorgan Chase & Co.	56	6,306
Kellogg Co.	233	16,622
Keysight Technologies, Inc. (*)	260	35,841
Kforce, Inc.	62	3,803
Kimberly-Clark Corp.	197	26,625
KLA Corp.	17	5,424
Lattice Semiconductor Corp. (*)	187	9,070
Life Storage, Inc. REIT	119	13,288
Lockheed Martin Corp.	168	72,233
Lowe’s Cos., Inc.	212	37,030
LPL Financial Holdings, Inc.	28	5,165
LyondellBasell Industries NV, Class A	46	4,023
Magnolia Oil & Gas Corp., Class A	349	7,326
Marathon Oil Corp.	367	8,250
Markel Corp. (*)	3	3,880
Masco Corp.	296	14,978
MasterCard, Inc., Class A	47	14,828
Matson, Inc.	84	6,122
MaxLinear, Inc. (*)	106	3,602
McDonald’s Corp.	236	58,264
Medtronic PLC	93	8,347
Merck & Co., Inc.	910	82,965
Meta Platforms, Inc., Class A (*)	110	17,737
MetLife, Inc.	281	17,644
Micron Technology, Inc.	62	3,427
Microsoft Corp.	833	213,939
Molina Healthcare, Inc. (*)	20	5,592
Monolithic Power Systems, Inc.	37	14,209
Motorola Solutions, Inc.	238	49,885
National Fuel Gas Co.	354	23,382
NetApp, Inc.	98	6,394

The accompanying notes are an integral part of these financial statements.

40   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

NIKE, Inc., Class B	227	$23,199
NiSource, Inc.	312	9,201
Northrop Grumman Corp.	14	6,700
NorthWestern Corp.	71	4,184
NRG Energy, Inc.	62	2,367
Nucor Corp.	86	8,979
NVIDIA Corp.	135	20,465
NVR, Inc. (*)	1	4,004
O’Reilly Automotive, Inc. (*)	38	24,007
Oasis Petroleum, Inc.	39	4,744
Occidental Petroleum Corp.	128	7,537
Old Dominion Freight Line, Inc.	10	2,563
Omnicom Group, Inc.	98	6,234
Otter Tail Corp.	92	6,176
Ovintiv, Inc.	222	9,810
Owens Corning	70	5,202
Paychex, Inc.	266	30,289
Paycom Software, Inc. (*)	15	4,202
PepsiCo, Inc.	113	18,833
Pfizer, Inc.	705	36,963
Piedmont Office Realty Trust, Inc. REIT Class A	386	5,064
Pinnacle West Capital Corp.	338	24,715
Portland General Electric Co.	92	4,446
Power Integrations, Inc.	43	3,225
Premier, Inc., Class A	126	4,496
PTC, Inc. (*)	221	23,501
Public Storage REIT	58	18,135
QIAGEN NV	94	4,415
QUALCOMM, Inc.	318	40,621
QuidelOrtho Corp. (*)	38	3,693
Regeneron Pharmaceuticals, Inc. (*)	10	5,911
Regions Financial Corp.	367	6,881
Republic Services, Inc.	368	48,160
Rockwell Automation, Inc.	88	17,539
S&P Global, Inc.	98	33,032
SBA Communications Corp. REIT	30	9,602

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   41

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Sempra Energy	49	$7,363
Service Corp. International	110	7,603
Sirius XM Holdings, Inc.	716	4,389
Six Flags Entertainment Corp. (*)	209	4,535
SLM Corp.	238	3,794
Southwestern Energy Co. (*)	544	3,400
SpartanNash Co.	153	4,616
State Street Corp.	66	4,069
Steel Dynamics, Inc.	106	7,012
Stellantis NV	1,436	17,883
Sturm Ruger & Co., Inc.	82	5,219
Synopsys, Inc. (*)	237	71,977
Target Corp.	17	2,401
Tesla, Inc. (*)	73	49,160
Tetra Tech, Inc.	32	4,370
Texas Instruments, Inc.	186	28,579
Texas Pacific Land Corp.	3	4,464
Texas Roadhouse, Inc.	133	9,736
The Charles Schwab Corp.	385	24,324
The Coca-Cola Co.	792	49,825
The Goldman Sachs Group, Inc.	33	9,802
The Hartford Financial Services Group, Inc.	73	4,776
The Hershey Co.	152	32,704
The Interpublic Group of Cos., Inc.	317	8,727
The Kroger Co.	79	3,739
The Mosaic Co.	230	10,863
The Procter & Gamble Co.	459	66,000
The TJX Cos., Inc.	147	8,210
The Toro Co.	43	3,259
The Travelers Cos., Inc.	23	3,890
Thermo Fisher Scientific, Inc.	90	48,895
TopBuild Corp. (*)	61	10,197
Tractor Supply Co.	70	13,569
Tyson Foods, Inc., Class A	198	17,040
Ulta Beauty, Inc. (*)	32	12,335
UMH Properties, Inc. REIT	237	4,185

The accompanying notes are an integral part of these financial statements.

42   Semi-Annual Report

Description	Shares	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

UnitedHealth Group, Inc.	133	$68,313
Valero Energy Corp.	103	10,947
Veeva Systems, Inc.,Class A (*)	23	4,555
Verizon Communications, Inc.	1,207	61,255
Vertex Pharmaceuticals, Inc. (*)	34	9,581
Virtu Financial, Inc., Class A	141	3,301
Visa, Inc., Class A	237	46,663
Vistra Corp.	204	4,661
Warner Music Group Corp., Class A	345	8,404
Washington Federal, Inc.	373	11,197
Waste Management, Inc.	72	11,015
WEC Energy Group, Inc.	41	4,126
Wells Fargo & Co.	576	22,562
Werner Enterprises, Inc.	119	4,586
Westlake Corp.	40	3,921
Weyerhaeuser Co. REIT	270	8,942
WW Grainger, Inc.	20	9,089
Xcel Energy, Inc.	123	8,703
Zoetis, Inc.	222	38,160
		4,302,307
Total Common Stocks (Cost $5,567,577)		6,300,689

Description	Security Currency	Principal Amount (000)	Fair Value

Corporate Bonds | 22.0%

Australia | 0.8%
Telstra Corp., Ltd. MTN, 4.000%, 04/19/27	AUD	200	$132,963

Canada | 1.0%
Canadian Imperial Bank of Commerce, 0.950%, 10/23/25	USD	175	157,851

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   43

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Germany | 0.6%
Mercedes-Benz Group AG, 0.750%, 09/10/30	EUR	110	$96,137

Netherlands | 0.6%
ING Groep NV MTN, 1.125% (SONIA + 0.905%), 12/07/28 (§)	GBP	100	101,816

Switzerland | 0.3%
ABB Finance USA, Inc., 4.375%, 05/08/42	USD	57	53,043

United States | 18.7%
Adobe, Inc., 2.300%, 02/01/30	USD	125	110,386
Alphabet, Inc., 1.100%, 08/15/30	USD	60	49,243
Amazon.com, Inc., 3.150%, 08/22/27	USD	50	48,614
American Express Co., 4.050%, 05/03/29	USD	100	98,045
Amgen, Inc., 3.000%, 02/22/29	USD	115	106,073
Apple, Inc., 3.000%, 06/20/27	USD	50	48,884
Ball Corp., 4.875%, 03/15/26	USD	70	68,863
Bank of America Corp.: 1.486% (SOFR + 1.460%), 05/19/24 (§)	USD	70	68,407
1.978% (CDOR 3 Month + 0.600%), 09/15/27 (§)	CAD	150	103,688
Citigroup, Inc., 1.281% (SOFR + 0.528%), 11/03/25 (§)	USD	160	148,557

The accompanying notes are an integral part of these financial statements.

44   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Clean Harbors, Inc., 4.875%, 07/15/27	USD	70	$64,050
Dell International LLC, 5.300%, 10/01/29	USD	95	93,654
John Deere Financial, Inc., 2.410%, 01/14/25	CAD	180	133,713
Johnson Controls International PLC, 1.750%, 09/15/30	USD	125	101,632
JPMorgan Chase & Co., 3.540% (USD LIBOR 3 Month + 1.380%), 05/01/28 (§)	USD	155	146,956
Kimberly-Clark Corp., 3.200%, 04/25/29	USD	113	107,185
McDonald’s Corp., 3.125%, 03/04/25	CAD	110	83,219
Microsoft Corp., 3.500%, 11/15/42	USD	55	48,693
Morgan Stanley, 3.625%, 01/20/27	USD	125	121,070
Mueller Water Products, Inc., 4.000%, 06/15/29 (#)	USD	80	69,787
PepsiCo, Inc., 2.875%, 10/15/49	USD	65	51,608
Pfizer, Inc., 2.625%, 04/01/30	USD	115	105,004
Prologis LP REIT, 1.250%, 10/15/30	USD	190	150,193
Schneider Electric SE, 0.875%, 12/13/26	EUR	100	98,711
Service Corp. International, 4.625%, 12/15/27	USD	75	70,500
Starbucks Corp., 4.450%, 08/15/49	USD	55	49,311
The Goldman Sachs Group, Inc., 1.992% (SOFR + 1.090%), 01/27/32 (§)	USD	145	114,541

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   45

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

The Home Depot, Inc., 5.875%, 12/16/36	USD	55	$63,238
The Procter & Gamble Co., 1.200%, 10/29/30	USD	70	57,161
Toyota Motor Credit Corp., 2.150%, 02/13/30	USD	125	108,214
United Rentals North America, Inc., 4.875%, 01/15/28	USD	70	66,184
Verizon Communications, Inc., 3.875%, 02/08/29	USD	149	144,156
Visa, Inc., 0.750%, 08/15/27	USD	95	82,414
			2,981,954
Total Corporate Bonds (Cost $3,886,093)			3,523,764

Description		Shares	Fair Value

Exchange-Traded Funds | 1.1%
iShares MSCI World ETF (Cost $134,914)		1,601	$171,115

Description	Security Currency	Principal Amount (000)	Fair Value

Foreign Government Obligations | 23.1%

Australia | 1.5%
New South Wales Treasury Corp., 1.250%, 11/20/30	AUD	165	$90,738
Queensland Treasury Corp., 1.250%, 03/10/31	AUD	260	141,970
			232,708

The accompanying notes are an integral part of these financial statements.

46   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Bahamas | 0.4%
Commonwealth of Bahamas, 6.950%, 11/20/29	USD	95	$68,893

Canada | 3.6%
City of Vancouver, 2.900%, 11/20/25	CAD	115	87,656
Export Development Canada, 1.650%, 07/31/24	CAD	180	135,191
Province of British Columbia Canada, 3.200%, 06/18/44	CAD	135	89,682
Province of Quebec: 2.500%, 04/20/26	USD	115	111,666
1.850%, 02/13/27	CAD	210	151,756
			575,951
Chile | 1.5%
Bonos de la Tesoreria de la Republica en pesos:
5.800%, 06/01/24	CLP	75,000	79,543
2.300%, 10/01/28	CLP	100,000	86,035
Republic of Chile, 0.830%, 07/02/31	EUR	100	81,662
			247,240
Colombia | 0.3%
Republic of Colombia, 9.850%, 06/28/27	COP	205,000	47,231

Czech Republic | 1.0%
Czech Republic, 1.000%, 06/26/26	CZK	4,620	164,078

France | 0.3%
Government of France, 1.750%, 06/25/39	EUR	45	43,916

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   47

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Hungary | 0.7%
Hungary Government Bonds, 2.750%, 12/22/26	HUF	31,740	$66,676
Hungary Government International Bond, 1.750%, 06/05/35	EUR	50	36,983
			103,659
Ireland | 0.3%
Ireland Government Bonds, 1.350%, 03/18/31	EUR	45	45,443

Japan | 1.2%
Japan International Cooperation Agency, 3.250%, 05/25/27	USD	200	197,396

Mexico | 1.3%
Mexican Bonos:
8.000%, 09/05/24	MXN	2,110	102,073
7.500%, 06/03/27	MXN	2,260	104,992
United Mexican States, 6.750%, 02/06/24	GBP	5	6,295
			213,360
Morocco | 0.4%
Morocco Government International Bond, 1.500%, 11/27/31	EUR	100	69,446

New Zealand | 3.7%
Housing New Zealand, Ltd. MTN, 3.420%, 10/18/28	NZD	130	76,895
New Zealand Local Government Funding Agency Bonds:
2.250%, 04/15/24	NZD	430	260,255
1.500%, 04/20/29	NZD	340	176,342
2.000%, 04/15/37	NZD	190	82,759
			596,251
Norway | 0.6%
Oslo Kommune, 2.350%, 09/04/24	NOK	1,000	99,002

The accompanying notes are an integral part of these financial statements.

48   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Panama | 1.1%
Republic of Panama, 8.875%, 09/30/27	USD	145	$170,765

Peru | 1.2%
Peru Government Bonds:
6.150%, 08/12/32	PEN	394	90,780
3.000%, 01/15/34	USD	115	94,357
			185,137
Poland | 0.6%
Poland Government Bonds, 6.680% (WIBOR 6 Month), 05/25/28 (§)	PLN	450	94,566

Portugal | 0.6%
Portugal Obrigacoes do Tesouro OT, 1.650%, 07/16/32	EUR	100	97,409

Singapore | 0.6%
Singapore Government Bond, 3.375%, 09/01/33	SGD	125	92,942

Spain | 0.7%
Spain Government Bond, 1.000%, 07/30/42	EUR	140	104,619

Thailand | 0.6%
Thailand Government Bonds, 1.585%, 12/17/35	THB	4,265	97,375

United Kingdom | 0.9%
United Kingdom Gilt:
0.875%, 07/31/33	GBP	90	93,676
1.500%, 07/22/47	GBP	50	48,290
			141,966
Total Foreign Government Obligations (Cost $4,266,409)			3,689,353

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   49

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Quasi Government Bonds | 1.0%

Germany | 1.0%
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29 (Cost $165,131)	USD	165	$150,104

Supranational Bonds | 6.1%
Asian Development Bank, 2.125%, 03/19/25	USD	103	100,400
European Investment Bank, 1.000%, 01/28/28	CAD	170	115,891
Inter-American Development Bank, 7.875%, 03/14/23	IDR	2,370,000	161,744
Inter-American Investment Corp., 1.100%, 06/30/26	AUD	62	38,000
International Bank for Reconstruction & Development:
1.900%, 01/16/25	CAD	205	153,522
2.900%, 11/26/25	AUD	135	90,300
1.250%, 03/16/26	NOK	990	93,858
1.125%, 09/13/28	USD	62	54,755
International Finance Corp.:
2.125%, 04/07/26	USD	90	86,645
1.500%, 04/15/35	AUD	172	81,464

Total Supranational Bonds (Cost $1,072,908)			976,579

US Municipal Bonds | 1.1%

California | 0.9%
State of California, 7.550%, 04/01/39	USD	105	142,432

The accompanying notes are an integral part of these financial statements.

50   Semi-Annual Report

Description	Security Currency	Principal Amount (000)	Fair Value

Lazard Global Dynamic Multi-Asset Portfolio (continued)

New York | 0.2%
New York State Urban Development Corp., Series B, 3.900%, 03/15/33	USD	40	$39,031

Total US Municipal Bonds (Cost $214,398)			181,463

US Treasury Securities | 1.8%
U.S. Treasury Bond, 1.750%, 08/15/41 (Cost $334,077)	USD	375	285,249

Description	Shares	Fair Value

Short-Term Investments | 4.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $738,918)	738,918	$738,918

Total Investments | 100.2% (Cost $16,380,425) (»)		$16,017,234

Liabilities in Excess of Cash and Other Assets l (0.2)%		(26,679)

Net Assets | 100.0%		$15,990,555

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   51

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	10,948	USD	7,600	HSB	07/13/22	$—	$43
AUD	51,289	USD	35,600	HSB	07/13/22	—	197
AUD	40,545	USD	30,100	JPM	07/13/22	—	2,113
CAD	14,837	USD	11,800	HSB	07/13/22	—	273
CAD	17,942	USD	13,900	HSB	07/13/22	39	—
CAD	26,703	USD	21,000	HSB	07/13/22	—	254
CAD	604,507	USD	480,292	JPM	07/13/22	—	10,644
CHF	2,682	USD	2,800	HSB	07/13/22	11	—
CHF	99,973	USD	107,817	HSB	07/13/22	—	3,047
CHF	7,328	USD	7,904	MSC	07/13/22	—	224
CLP	16,021,000	USD	18,500	CIT	07/13/22	—	1,068
CLP	40,096,245	USD	48,300	CIT	07/13/22	—	4,673
CNH	269,439	USD	40,300	HSB	07/13/22	—	43
CNH	675,367	USD	99,100	HSB	07/13/22	1,807	—
CNH	1,806,087	USD	281,990	HSB	07/13/22	—	12,140
CNH	1,428,430	USD	212,505	HSB	08/31/22	818	—
CNH	1,143,653	USD	178,566	JPM	07/13/22	—	7,692
COP	25,092,644	USD	6,030	HSB	07/28/22	—	12
COP	73,631,560	USD	17,872	HSB	07/28/22	—	211
CZK	65,771	USD	2,800	HSB	07/13/22	—	16
EUR	623,533	USD	681,609	CIT	07/13/22	—	27,848
EUR	14,318	USD	14,984	HSB	07/13/22	28	—
EUR	88,642	USD	93,600	HSB	07/13/22	—	661
EUR	887,718	USD	970,364	HSB	07/13/22	—	39,611
EUR	28,688	USD	30,871	JPM	08/24/22	—	704
EUR	57,335	USD	60,873	JPM	09/28/22	—	423
GBP	10,321	USD	13,450	HSB	07/13/22	—	885
GBP	19,550	USD	24,000	HSB	07/13/22	—	200
GBP	25,443	USD	31,900	HSB	07/13/22	—	925
GBP	63,491	USD	82,743	JPM	07/13/22	—	5,449
GBP	77,000	USD	100,149	JPM	07/13/22	—	6,408
IDR	468,175,562	USD	31,322	JPM	07/22/22	—	23
JPY	29,935,769	USD	239,509	CIT	07/13/22	—	18,777
JPY	6,028,730	USD	47,300	HSB	07/13/22	—	2,847

The accompanying notes are an integral part of these financial statements.

52   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

JPY	8,550,652	USD	63,300	HSB	07/13/22	$—	$252
JPY	104,307,425	USD	834,551	HSB	07/13/22	—	65,438
JPY	6,115,939	USD	47,900	JPM	07/13/22	—	2,804
JPY	12,449,106	USD	96,400	JPM	07/13/22	—	4,606
JPY	20,371,752	USD	162,975	JPM	07/13/22	—	12,764
KRW	59,855,785	USD	47,300	JPM	07/22/22	—	850
KRW	143,045,217	USD	115,280	JPM	07/22/22	—	4,272
MXN	65,770	USD	3,300	HSB	07/13/22	—	34
MXN	899,213	USD	44,200	JPM	07/13/22	452	—
NOK	742,645	USD	84,350	JPM	07/13/22	—	8,945
NZD	4,441	USD	2,800	HSB	11/10/22	—	31
NZD	109,986	USD	70,666	HSB	11/10/22	—	2,084
PLN	8,460	USD	1,900	HSB	07/13/22	—	14
RON	35,669	USD	7,600	HSB	07/13/22	—	49
RON	185,347	USD	39,200	HSB	07/13/22	38	—
RON	226,043	USD	50,100	HSB	07/13/22	—	2,247
RON	245,812	USD	53,600	HSB	07/13/22	—	1,562
SEK	24,297	USD	2,400	HSB	07/13/22	—	24
SEK	408,915	USD	43,240	HSB	07/13/22	—	3,257
SEK	73,529	USD	7,773	JPM	07/13/22	—	583
THB	46,523	USD	1,395	JPM	10/12/22	—	73
USD	45,265	AUD	65,762	HSB	07/13/22	—	128
USD	135,060	AUD	180,854	HSB	07/13/22	10,222	—
USD	11,535	AUD	15,634	JPM	07/13/22	744	—
USD	27,259	AUD	36,709	JPM	07/13/22	1,920	—
USD	307,018	AUD	411,085	JPM	07/13/22	23,260	—
USD	466,879	CAD	587,646	CIT	07/13/22	10,332	—
USD	15,781	CAD	20,397	CIT	09/28/22	—	67
USD	3,809	CAD	4,901	HSB	07/13/22	1	—
USD	39,574	CAD	51,039	JPM	07/13/22	—	79
USD	805,942	CAD	1,014,379	JPM	07/13/22	17,862	—
USD	1,942	CHF	1,801	HSB	07/13/22	55	—
USD	61,200	CHF	57,454	HSB	07/13/22	989	—
USD	6,768	CHF	6,443	SSB	09/28/22	—	23
USD	177,416	CLP	145,995,590	CIT	07/13/22	18,565	—
USD	73,267	COP	292,428,820	HSB	07/28/22	3,125	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   53

Lazard Global Dynamic Multi-Asset Portfolio (continued)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	42,575	CZK	1,000,287	HSB	07/13/22	$240	$—
USD	56,955	CZK	1,288,880	HSB	07/13/22	2,406	—
USD	15,930	CZK	360,641	JPM	07/13/22	667	—
USD	11,276	DKK	79,017	SSB	09/28/22	74	—
USD	243,243	EUR	222,518	CIT	07/13/22	9,938	—
USD	45,400	EUR	43,276	HSB	07/13/22	26	—
USD	74,386	EUR	70,519	HSB	07/13/22	448	—
USD	189,292	EUR	179,651	HSB	07/13/22	932	—
USD	19,703	GBP	16,122	HSB	07/13/22	77	—
USD	23,736	GBP	19,314	SSB	09/28/22	186	—
USD	17,200	HUF	6,066,830	HSB	07/13/22	1,184	—
USD	30,209	HUF	10,661,070	JPM	07/13/22	2,066	—
USD	47,200	IDR	691,008,000	JPM	07/22/22	1,003	—
USD	49,813	IDR	717,302,082	JPM	07/22/22	1,858	—
USD	73,000	JPY	9,945,593	JPM	07/13/22	—	334
USD	77,400	JPY	10,181,815	JPM	07/13/22	2,324	—
USD	28,268	JPY	3,584,394	JPM	08/24/22	1,764	—
USD	72,487	JPY	9,740,434	JPM	09/28/22	262	—
USD	15,229	JPY	2,046,351	SSB	09/28/22	55	—
USD	56,700	KRW	72,360,540	JPM	07/22/22	546	—
USD	79,209	MXN	1,604,607	HSB	07/13/22	—	470
USD	11,162	MXN	222,379	JPM	07/13/22	120	—
USD	47,421	MXN	961,266	JPM	07/13/22	—	313
USD	49,200	MXN	995,993	JPM	07/13/22	—	257
USD	47,200	NOK	444,215	HSB	07/13/22	2,096	—
USD	5,674	NOK	56,251	JPM	07/13/22	—	37
USD	44,500	NOK	440,584	JPM	07/13/22	—	235
USD	187,865	NOK	1,654,019	JPM	07/13/22	19,921	—
USD	401,472	NZD	624,858	HSB	11/10/22	11,839	—
USD	15,166	NZD	24,348	JPM	11/10/22	—	17
USD	207,800	NZD	323,419	JPM	11/10/22	6,130	—
USD	40,738	PEN	158,498	CIT	10/28/22	—	189
USD	42,610	PEN	165,520	HSB	10/28/22	—	129
USD	3,188	PLN	14,212	HSB	07/13/22	20	—
USD	42,517	PLN	183,360	HSB	07/13/22	1,645	—
USD	19,899	PLN	85,888	JPM	07/13/22	755	—

The accompanying notes are an integral part of these financial statements.

54   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio (concluded)

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	6,832	SGD	9,300	HSB	10/12/22	$132	$—
USD	78,115	SGD	106,346	JPM	10/12/22	1,505	—
USD	69,982	THB	2,332,848	HSB	10/12/22	3,681	—

Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$164,168	$259,578

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   55

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 89.0%

Commodity | 9.1%
Invesco DB Agriculture Fund (*)	201,855	$4,113,805
United States Oil Fund L.P. (*)	19,731	1,585,386
		5,699,191

Equity Funds | 64.0%
First Trust NASDAQ Cybersecurity ETF	59,975	2,413,394
Franklin FTSE Japan ETF	80,286	1,877,087
Health Care Select Sector SPDR Fund	51,072	6,549,473
iShares Core Dividend Growth ETF	53,455	2,546,596
iShares Currency Hedged MSCI Eurozone ETF	63,259	1,982,537
iShares Expanded Tech Sector ETF	4,597	1,353,311
iShares Expanded Tech-Software Sector ETF	4,791	1,291,702
iShares MSCI Canada ETF	53,727	1,809,525
iShares Russell 2000 ETF	11,273	1,909,195
John Hancock Multi-Factor Mid Cap ETF	42,558	1,880,212
Utilities Select Sector SPDR Fund	27,824	1,951,297
Vanguard Consumer Staples ETF	31,731	5,881,024
Vanguard MSCI Pacific ETF	25,497	1,618,550
Vanguard S&P 500 ETF	5,322	1,846,095
Vanguard S&P 500 Growth ETF	7,231	1,573,755
Vanguard S&P 500 Value ETF	28,425	3,776,546
		40,260,299
Fixed-Income Funds | 12.2%
iShares 1-3 Year Treasury Bond ETF	52,141	4,316,753
iShares 20+ Year Treasury Bond ETF	29,300	3,365,691
		7,682,444
Specialty | 3.7%
Invesco DB US Dollar Index Bullish Fund (*)	83,474	2,333,933

Total Exchange-Traded Funds (Cost $54,196,435)		55,975,867

The accompanying notes are an integral part of these financial statements.

56   Semi-Annual Report

Description	Shares	Fair Value

Lazard Opportunistic Strategies Portfolio (continued)

Short-Term Investments | 11.9%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Cost $7,480,422)	7,480,422	$7,480,422

Total Investments | 100.9% (Cost $61,676,857)		$63,456,289

Liabilities in Excess of Cash and Other Assets | (0.9)%		(593,042)

Net Assets | 100.0%		$62,863,247

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   57

Lazard Opportunistic Strategies Portfolio (continued)

Total Return Swap Agreements open at June 30, 2022:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Depreciation

USD	GSC	$716,961	05/01/23	Appreciation, and dividends paid, on securities in a custom momentum basket	SOFR +0.29bps	Depreciation, and dividend expense (if applicable), on securities in a custom momentum basket	Upon Maturity(a)	$315,127
USD	GSC	706,956	05/01/23	Appreciation, and dividends paid, on securities in a custom momentum basket	SOFR +0.34bps	Depreciation, and dividend expense (if applicable), on securities in a custom momentum basket	Upon Maturity(a)	225,288
Total gross unrealized depreciation on Total Return Swap Agreements								$540,415	*

(a) For swap agreements, the net settlement will occur on the expiration date.

* Include accrued dividends and financing charges of $3,413.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of June 30, 2022:

Securities within GSCBLZCL (SOFR+0.29bps)	Shares	Fair Value

Bill.com Holdings Inc	3,021	$23,637
Cloudflare Inc., Class A	5,836	18,200
Crowdstrike Holdings Inc., Class A	3,197	38,432
Datadog Inc., Class A	4,693	31,810
DocuSign Inc	6,832	27,887
Elastic NV	7,719	37,219
HubSpot Inc	1,506	32,170
MongoDB Inc	1,700	31,400
Okta Inc	4,943	31,821
Shopify Inc., Class A	10,134	22,555
Snowflake Inc., Class A	3,138	31,010
Twilio Inc., A Shares	4,411	26,316
Unity Software Inc	7,159	18,778
Zscaler Inc	3,029	32,294
Total Fair Value		$403,529

The accompanying notes are an integral part of these financial statements.

58   Semi-Annual Report

Lazard Opportunistic Strategies Portfolio (continued)

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value

Affirm Holdings Inc	4,634	$6,032
Alkami Technology Inc	14,830	14,835
Bentley Systems Inc., Class B	4,946	11,855
BigCommerce Holdings Inc	9,490	11,065
Chewy Inc., Class A	4,523	11,319
CI&T Inc	11,878	8,627
Cloudflare Inc., Class A	1,696	5,338
Coinbase Global Inc., Class A	1,092	3,715
Confluent Inc., Class A	4,883	8,180
DoorDash Inc, A Shares	1,807	8,342
Doximity Inc., Class A	4,147	10,411
Duck Creek Technologies Inc	9,335	9,979
Enfusion Inc, Class A	13,641	10,026
Expensify Inc., A Shares	11,477	14,693
Fiverr International Ltd	2,735	6,775
ForgeRock Inc., A Shares	10,007	15,422
Freshworks Inc., Class A	10,615	10,047
HireRight Holdings Corp	12,660	12,960
JFrog Ltd	8,243	12,495
Lyft Inc., A Shares	5,327	5,100
Marqeta Inc., A Shares	17,160	10,016
MeridianLink Inc	11,085	13,327
Monday.com Ltd	1,231	9,181
nCino Inc	4,535	10,111
Nuvei Corp	2,828	7,379
Paya Holdings Inc	34,837	16,478
Payoneer Global Inc	45,633	12,881
Pinterest Inc., Class A	7,883	10,313
Poshmark Inc., Class A	14,694	10,696
PowerSchool Holdings Inc., A Shares	11,960	10,375
Procore Technologies Inc	3,445	11,257
Qualtrics International Inc., Class A	7,106	6,405
Remitly Global Inc	21,383	11,796
Riskified Ltd., A Shares	32,291	10,323
Robinhood Markets Inc., A Shares	16,020	9,478
Rocket Cos Inc., Class A	19,066	10,105
SentinelOne Inc., Class A	4,899	8,235
Shift4 Payments Inc., Class A	3,394	8,067

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   59

Lazard Opportunistic Strategies Portfolio (concluded)

Securities within GSCBLZIP (SOFR+0.34bps)	Shares	Fair Value

SoFi Technologies Inc	2,1924	$8,321
Squarespace Inc., Class A	7,853	11,820
Thoughtworks Holding Inc	10,079	10,244
Toast Inc., Class A	10,381	9,666
Uber Technologies Inc	5,983	8,818
UiPath Inc., Class A	6,926	9,077
Unity Software Inc	2,082	5,523
Upstart Holdings Inc	1,799	4,111
Vertex Inc., Class A	14,096	11,500
Vimeo Inc	16,374	7,098
Zoom Video Communications Inc., A Shares	1,763	13,712
Total Fair Value		$483,529

The accompanying notes are an integral part of these financial statements.

60   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (●)

Common Stocks | 58.9%

Australia | 1.3%
Atlas Arteria, Ltd.	7,805	$43,387
Aurizon Holdings, Ltd.	43,120	113,315
Dexus REIT	17,040	104,334
Growthpoint Properties Australia, Ltd. REIT	23,094	54,314
Mirvac Group REIT	51,143	69,655
Stockland REIT	24,074	60,005
Transurban Group	3,109	30,875
		475,885
Belgium | 0.2%
Warehouses De Pauw CVA REIT	1,783	56,101

Brazil | 0.2%
Multiplan Empreendimentos Imobiliarios SA	14,600	61,235

Canada | 6.7%
Agnico Eagle Mines, Ltd.	2,818	128,952
Allied Properties REIT	2,365	60,981
Atco, Ltd., Class I	2,937	100,623
Boardwalk Real Estate Investment Trust	1,451	47,209
Canadian Apartment Properties REIT	10,674	371,666
Canadian National Railway Co.	3,806	428,116
Canadian Utilities, Ltd., Class A	3,936	117,389
Choice Properties REIT	5,697	62,184
Dream Industrial REIT	16,425	154,144
Enbridge, Inc.	13,298	561,590
Granite Real Estate Investment Trust	3,415	209,458
Hydro One, Ltd.	2,374	63,832
Killam Apartment Real Estate Investment Trust	3,836	51,109
RioCan Real Estate Investment Trust	3,247	50,501
SmartCentres REIT	2,445	52,216
Summit Industrial Income REIT	4,221	56,107
		2,516,077

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   61

Description	Shares	Fair Value

Lazard Real Assets Portfolio (●) (continued)

France | 1.8%
Eutelsat Communications SA	2,044	$23,092
ICADE REIT	1,055	51,826
Vinci SA	6,771	608,310
		683,228
Hong Kong | 0.8%
CK Infrastructure Holdings, Ltd.	27,500	168,957
Kerry Properties, Ltd.	31,500	87,582
Power Assets Holdings, Ltd.	6,500	40,941
		297,480
Italy | 2.6%
Atlantia SpA	5,218	122,468
Enel SpA	12,875	70,766
Hera SpA	35,860	104,088
Italgas SpA	6,591	38,490
Snam SpA	20,771	109,019
Terna - Rete Elettrica Nazionale	66,469	522,423
		967,254
Japan | 1.8%
Daiwa House Industry Co., Ltd.	4,500	104,952
Frontier Real Estate Investment Corp. REIT	27	104,088
GLP J-REIT	63	76,999
Japan Real Estate Investment Corp. REIT	11	50,595
Katitas Co., Ltd.	2,500	53,898
Nippon Building Fund, Inc. REIT	14	69,660
Osaka Gas Co., Ltd.	11,800	226,631
		686,823
Luxembourg | 0.1%
SES SA	2,483	21,821

Singapore | 0.2%
Parkway Life REIT	24,400	85,569

Spain | 2.6%
Ferrovial SA	20,939	533,953
Iberdrola SA	41,368	429,268
		963,221

The accompanying notes are an integral part of these financial statements.

62   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (●) (continued)

Sweden | 0.3%
Catena AB	1,288	$46,769
Fastighets AB Balder, B Shares (*)	14,966	71,766
		118,535
Switzerland | 0.1%
Flughafen Zurich AG (*)	225	34,039

United Kingdom | 4.3%
Big Yellow Group PLC REIT	3,837	61,326
National Grid PLC	41,558	532,577
Pennon Group PLC	2,522	29,340
Safestore Holdings PLC REIT	7,884	101,899
Segro PLC REIT	12,366	147,049
Severn Trent PLC	1,348	44,638
SSE PLC	25,824	510,543
Tritax Big Box REIT PLC	54,748	121,015
United Utilities Group PLC	5,477	68,031
		1,616,418
United States | 35.9%
Alexandria Real Estate Equities, Inc.	2,355	341,546
Ameren Corp.	1,487	134,365
American Electric Power Co., Inc.	2,897	277,938
American Homes 4 Rent, Class A REIT	1,768	62,658
American Tower Corp. REIT	1,357	346,836
AvalonBay Communities, Inc. REIT	3,235	628,399
Brixmor Property Group, Inc. REIT	3,110	62,853
Camden Property Trust REIT	1,416	190,424
CBRE Group, Inc., Class A (*)	842	61,980
CF Industries Holdings, Inc.	1,750	150,027
Consolidated Edison, Inc.	582	55,348
Cousins Properties, Inc. REIT	1,959	57,262
Crown Castle International Corp. REIT	2,063	347,368
CSX Corp.	14,856	431,715
Digital Realty Trust, Inc. REIT	2,705	351,190
Dominion Energy, Inc.	5,792	462,260
Duke Realty Corp. REIT	10,945	601,428
EastGroup Properties, Inc.REIT	366	56,485

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   63

Description	Shares	Fair Value

Lazard Real Assets Portfolio (●) (continued)

Energy Transfer Equity LP	28,837	$287,793
Enterprise Products Partners LP	15,965	389,067
Equinix, Inc. REIT	521	342,307
Equity Lifestyle Properties, Inc. REIT	1,202	84,705
Equity Residential REIT	1,975	142,635
Essex Property Trust, Inc. REIT	343	89,698
Exelon Corp.	1,437	65,125
Extra Space Storage, Inc. REIT	2,548	433,466
First Industrial Realty Trust, Inc. REIT	1,396	66,282
Healthcare Trust of America, Inc. REIT, Class A	1,500	41,865
Highwoods Properties, Inc. REIT	2,240	76,586
Hilton Worldwide Holdings, Inc.	2,750	306,460
Innovative Industrial Properties, Inc. REIT	752	82,622
Invitation Homes, Inc., REIT	5,211	185,407
Iron Mountain, Inc. REIT	2,150	104,684
Kimco Realty Corp. REIT	15,444	305,328
Life Storage, Inc. REIT	2,529	282,388
Mid-America Apartment Communities, Inc. REIT	3,063	535,014
NiSource, Inc.	2,100	61,929
Norfolk Southern Corp.	1,182	268,657
NorthWestern Corp.	451	26,577
NRG Energy, Inc.	4,008	152,985
Pinnacle West Capital Corp.	8,129	594,392
Prologis, Inc. REIT	5,522	649,663
PS Business Parks, Inc. REIT	494	92,452
Public Storage REIT	1,647	514,967
SBA Communications Corp. REIT	2,540	812,927
Simon Property Group, Inc. REIT	5,541	525,952
SITE Centers Corp. REIT	4,560	61,423
SL Green Realty Corp. REIT	6,453	297,806
Sun Communities, Inc. REIT	395	62,947
Targa Resources Corp.	8,700	519,129
UDR, Inc. REIT	1,564	72,007
Union Pacific Corp.	1,122	239,300
		13,394,627
Total Common Stocks (Cost $22,838,102)		21,978,313

The accompanying notes are an integral part of these financial statements.

64   Semi-Annual Report

Description	Shares	Fair Value

Lazard Real Assets Portfolio (●) (continued)

Exchange-Traded Funds | 5.2%
Aberdeen Standard Physical Silver Shares ETF (Δ)	15,700	$305,679
SPDR Gold Shares (Δ)	9,724	1,638,105

Total Exchange-Traded Funds (Cost $2,068,735)		1,943,784

Short-Term Investments | 32.6%
State Street Institutional Treasury Money Market Fund, Premier Class, 1.04% (7 day yield) (Δ) (Cost $12,148,491)	12,148,491	12,148,491

Total Investments | 96.7% (Cost $37,055,328) (»)		$36,070,588

Cash and Other Assets in Excess of Liabilities | 3.3%		1,243,376

Net Assets | 100.0%		$37,313,964

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   65

Lazard Real Assets Portfolio (●) (continued)

Forward Currency Contracts open at June 30, 2022:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

AUD	21,504	USD	14,927	HSB	09/28/22	$—	$74
GBP	13,539	USD	16,642	JPM	09/28/22	—	133
HKD	25,275	USD	3,230	JPM	09/28/22	—	1
USD	5,143	AUD	7,351	HSB	09/28/22	66	—
USD	84,762	AUD	121,147	HSB	09/28/22	1,081	—
USD	9,639	CAD	12,470	HSB	09/28/22	—	50
USD	6,528	CAD	8,446	JPM	09/28/22	—	34
USD	14,566	CAD	18,845	JPM	09/28/22	—	77
USD	35,167	CHF	33,638	SSB	09/28/22	—	286
USD	47,807	EUR	44,979	JPM	09/28/22	384	—
USD	547,930	EUR	515,381	SSB	09/28/22	4,546	—
USD	30,924	GBP	25,125	JPM	09/28/22	289	—
USD	255,271	GBP	207,688	SSB	09/28/22	2,037	—
USD	7,966	HKD	62,400	JPM	09/28/22	—	5
USD	54,146	HKD	424,125	SSB	09/28/22	—	33
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$8,403	$693

The accompanying notes are an integral part of these financial statements.

66   Semi-Annual Report

Lazard Real Assets Portfolio (●) (continued)

Futures Contracts open at June 30, 2022 (Δ):

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Fair Value	Unrealized Appreciation	Unrealized Depreciation

Natural Gas	28	$280,000	08/29/2022	$2,394,787	$1,509,760	$—	$885,027
Low Sulphur Gasoil	6	600	09/12/2022	617,106	661,200	44,094	—
Sugar 11 (World)	4	448,000	09/30/2022	86,297	82,880	—	3,417
Cotton No. 2	3	150,000	12/07/2022	184,199	148,260	—	35,939
Soyabean Oil	1	60,000	12/14/2022	44,787	38,676	—	6,111
Total gross unrealized appreciation/depreciation on Futures Contracts						$44,094	$930,495

Total Return Swap Agreements open at June 30, 2022 (Δ):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation

USD	GSC	$9,355,567	10/22/22	Appreciation, and dividends	0.00%	Depreciation, and dividend	Upon	$1,546,327
				paid, on commodities in a custom momentum basket		expense (if applicable), on commodities in a custom momentum basket	Maturity(a)

(a)	For swap agreements, the net settlement will occur on the expiration date.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   67

Lazard Real Assets Portfolio (●) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the individual commodity underlying the custom total return basket swap agreements with GSC, as of June 30, 2022:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminum	BCOMAL	5.06%
Bean Oil	BCOMBO	4.73
Brent Crude	BCOMCO	13.06
Coffee	BCOMKC	3.43
Copper	BCOMHG	5.35
Corn	BCOMCN	8.27
Cotton	BCOMCT	0.02
Crude Oil	BCOMCO	14.74
Gasoline (RBOB)	BCOMRB	2.95
Gold	BCOMGC	0.20
Heating Oil	BCOMHO	4.22
Kansas Wheat	BCOMKW	3.36
Lean Hogs	BCOMLH	1.35
Live Cattle	BCOMLC	3.72
Natural Gas	BCOMNG	1.49
Nickel	BCOMNI	3.22
Silver	BCOMSI	1.32
Soy Meal	BCOMSM	3.72
Soybeans	BCOMSY	8.02
Sugar	BCOMSB	3.60
Wheat	BCOMWH	5.45
Zinc	BCOMZS	2.72
Total		100.00%

The accompanying notes are an integral part of these financial statements.

68   Semi-Annual Report

The Lazard Funds, Inc. Notes to Portfolios of Investments
June 30, 2022 (unaudited)

(*)	Non-income producing security.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(#)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At June 30, 2022, these securities amounted to 1.0% of net assets of Lazard Enhanced Opportunities Portfolio and 0.4% of net assets of Lazard Global Dynamic Multi-Asset Portfolio.
(»)	The portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2022.
(●)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(Δ)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.

Security Abbreviations:

ADR	—	American Depositary Receipt
CDOR	—	Canadian Dollar Offered Rate
ETF	—	Exchange-Traded Fund
LIBOR	—	London Interbank Offered Rate
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
WIBOR	—	Warsaw Interbank Offered Rate

Currency Abbreviations:
AUD	— Australian Dollar	JPY	— Japanese Yen
CAD	— Canadian Dollar	KRW	— South Korean Won
CHF	— Swiss Franc	MXN	— Mexican New Peso
CLP	— Chilean Peso	NOK	— Norwegian Krone
CNH	— Chinese Yuan Renminbi	NZD	— New Zealand Dollar
COP	— Colombian Peso	PEN	— Peruvian Nuevo Sol
CZK	— Czech Koruna	PLN	— Polish Zloty
DKK	— Danish Krone	RON	— Polish Zloty
EUR	— Euro	SEK	— Swedish Krona
GBP	— British Pound Sterling	SGD	— Singapore Dollar
HKD	— Hong Kong Dollar	THB	— Thai Baht
HUF	— Hungarian Forint	USD	— United States Dollar
IDR	— Indonesian Rupiah

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   69

Counterparty Abbreviations:
BOA	— Bank of America NA
CIT	— Citibank NA
GSC	— Goldman Sachs International
HSB	— HSBC Bank USA NA
JPM	— JPMorgan Chase Bank NA
MSC	— Morgan Stanley & Co.
SSB	— State Street Bank and Trust Co.

The accompanying notes are an integral part of these financial statements.

70   Semi-Annual Report

Portfolio holdings by industry (as a percentage of net assets), for the Portfolio previously presented by country:

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short

Common Stocks and Convertible Corporate Bonds
Aerospace & Defense	2.4%	–0.3%
Airlines	2.9	–1.6
Auto Components	0.6	–0.1
Automobiles	5.7	–2.0
Banks	2.6	—
Biotechnology	9.9	–5.7
Chemicals	3.7	–2.5
Construction & Engineering	0.4	–0.2
Consumer Finance	5.3	–1.0
Diversified Consumer Services	0.6	—
Diversified Telecommunication Services	1.0	–0.3
Electrical Equipments	4.5	–4.0
Electronic Equipment, Instruments & Components	2.8	–0.7
Energy Equipment & Services	2.3	–0.6
Entertainment	4.8	–1.9
Equity Real Estate Investment Trusts (REITs)	2.0	–0.6
Food & Staples Retailing	2.4	–1.3
Health Care Equipment & Supplies	6.9	–3.3
Health Care Providers & Services	0.5	–0.2
Health Care Technology	0.7	–0.6
Hotels, Restaurants & Leisure	1.4	–0.4
Insurance	0.4	–0.3
Interactive Media & Services	1.7	–0.1
Internet & Direct Marketing Retail	4.4	–0.6
IT Services	3.3	–0.7
Leisure Products	1.2	—
Life Sciences Tools & Services	0.5	—
Machinery	0.1	—
Marine	0.9	–0.7
Media	9.5	–0.4
Metals & Mining	4.0	–1.7
Mortgage Real Estate Investment Trusts (REITs)	10.1	–0.1
Oil, Gas & Consumable Fuels	1.5	–1.1
Personal Products	2.7	–0.1
Pharmaceuticals	5.4	–1.3
Professional Services	0.4	—
Real Estate Management & Development	2.0	–0.4
Semiconductors & Semiconductor Equipment	2.8	–1.2
Software	10.5	–4.0
Specialty Retail	2.1	–0.1
Subtotal	126.9	–40.1

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   71

	Lazard Enhanced Opportunities Portfolio
Industry†	Long	Short

Exchange Traded Funds	—%	–7.8%
Purchased Options	0.2	—
US Treasury Securities	—	–8.9
Short-Term Investments	22.3	—
Total Investments	149.4%	–56.8%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

72   Semi-Annual Report

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio

Common Stocks and Corporate & Quasi Government Bonds
Aerospace & Defense	0.7%	—%
Air Freight & Logistics	0.2	—
Auto Components	0.1	—
Automobiles	1.7	—
Banks	7.3	—
Beverages	1.4	—
Biotechnology	1.0	—
Building Products	0.9	—
Capital Markets	2.5	—
Chemicals	0.6	0.4
Commercial Services & Suppliers	0.8	—
Communications Equipment	0.3	—
Construction & Engineering	—	3.1
Consumer Finance	0.7	—
Containers & Packaging	0.5	—
Diversified Consumer Services	0.5	—
Diversified Financial Services	0.2	—
Diversified Telecommunication Services	2.5	—
Electric Utilities	1.0	7.8
Electrical Equipment	1.0	—
Electronic Equipment, Instruments & Components	0.9	—
Entertainment	0.3	—
Equity Real Estate Investment Trusts (REITs)	1.8	30.1
Food & Staples Retailing	1.1	—
Food Products	0.8	—
Gas Utilities	0.4	1.0
Health Care Equipment & Supplies	0.4	—
Health Care Providers & Services	1.5	—
Hotels, Restaurants & Leisure	1.7	0.8
Household Durables	0.1	—
Household Products	1.8	—
Independent Power & Renewable Electricity Producers	0.2	—
Industrial Conglomerates	0.1	—
Insurance	1.7	—
Interactive Media & Services	1.3	—
Internet & Direct Marketing Retail	0.7	—
IT Services	2.0	—
Leisure Products	0.3	—
Life Sciences Tools & Services	0.7	—
Machinery	1.7	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   73

Industry†	Lazard Global Dynamic Multi-Asset Portfolio	Lazard Real Assets Portfolio

Marine	0.2%	—%
Media	0.5	0.1
Metals & Mining	0.6	0.3
Multiline Retail	0.2	—
Multi-Utilities	0.3	4.3
Oil, Gas & Consumable Fuels	1.5	4.7
Personal Products	0.3	—
Pharmaceuticals	4.1	—
Professional Services	0.9	—
Real Estate Management & Development	0.3	1.3
Road & Rail	0.4	4.0
Semiconductors & Semiconductor Equipment	1.4	—
Software	3.5	—
Specialty Retail	1.3	—
Technology Hardware, Storage & Peripherals	2.2	—
Textiles, Apparel & Luxury Goods	0.4	—
Tobacco	0.3	—
Trading Companies & Distributors	0.5	—
Transportation Infrastructure	—	0.6
Water Utilities	—	0.4
Wireless Telecommunication Services	0.1	—
Subtotal	62.4	58.9
Exchange Traded Funds	1.1	5.2
Foreign Government Obligations	23.1	—
Supranationals	6.1	—
US Municipal Bonds	1.1	—
US Treasury Securities	1.8	—
Short-Term Investments	4.6	32.6
Total Investments	100.2%	96.7%

†	Industry classifications may be different than those used for compliance monitoring purposes.

The accompanying notes are an integral part of these financial statements.

74   Semi-Annual Report

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Semi-Annual Report   75

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2022	Lazard Enhanced Opportunities Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
ASSETS
Investments in securities, at fair value	$80,317,032	$16,017,234
Cash	—	4,556
Foreign currency, at fair value	66,902	5,877
Receivables for:
Investments sold	5,315,201	31,388
Dividends and interest	471,132	113,901
Capital stock sold	320,616	—
Terminated swap	127,052	—
Amount due from Investment Manager (Note 3)	—	6,001
Cash collateral due from broker on options, future contracts and swap agreements	4,655,000	—
Gross unrealized appreciation on:
Forward currency contracts	14,621	164,168
Swap agreements	783,741	—
Other assets	—	13,691
Total assets	92,071,297	16,356,816

LIABILITIES
Securities sold short, at fair value	30,513,383	—
Foreign currency due to custodian	12,130	—
Due to custodian	250	—
Cash collateral due to broker on swap agreements	—	—
Payables for:
Accrued custodian fees	62,088	26,017
Management fees	40,902	—
Accrued professional services	24,586	31,178
Accrued distribution fees	6	40
Accrued directors’ fees	—	444
Investments purchased	7,398,474	43,648
Capital stock redeemed	125,104	—
Dividends on securities sold short	14,711	—
Variation margin on open futures contracts	—	—
Gross unrealized depreciation on:
Forward currency contracts	661	259,578
Swap agreements	824	—
Written options, at fair value	79,055	—
Other accrued expenses and payables	38,690	5,356
Total liabilities	38,310,864	366,261
Net assets	$53,760,433	$15,990,555

The accompanying notes are an integral part of these financial statements.

76   Semi-Annual Report

Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio (a)

$63,456,289	$36,070,588
—	—
—	6,231

—	171,059
12,930	71,267
—	158,589
—	—
—	—

—	282,098

—	8,403
—	1,546,327
6,062	7,104
63,475,281	38,321,666

—	—
—	—
—	7,843
—	390,000

5,842	8,925
37,309	5,865
26,305	28,372
—	252
—	—
—	238,238
—	—
—	—
—	325,936

—	693
540,415	—
—	—
2,163	1,578
612,034	1,007,702
$62,863,247	$37,313,964

Semi-Annual Report   77

June 30, 2022	Lazard Enhanced Opportunities Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
NET ASSETS
Paid in capital	$61,755,319	$15,747,675
Distributable earnings (Accumulated loss)	(7,994,886)	242,880
Net assets	$53,760,433	$15,990,555

Institutional Shares
Net assets	$53,556,798	$15,812,056
Shares of capital stock outstanding*	6,191,105	1,898,581
Net asset value, offering and redemption price per share	$8.65	$8.33

Open Shares
Net assets	$203,635	$178,499
Shares of capital stock outstanding*	23,530	21,517
Net asset value, offering and redemption price per share	$8.65	$8.30
Cost of investments in securities	$92,234,445	$16,380,425
Proceeds received from securities sold short	$34,271,792	$—
Proceeds received from written options	$54,619	$—
Cost of foreign currency	$66,890	$5,878

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

78   Semi-Annual Report

Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio (a)

$57,817,383	$38,614,648
5,045,864	(1,300,684)
$62,863,247	$37,313,964

$62,726,574	$36,019,626
6,477,761	3,364,128

$9.68	$10.71

$136,673	$1,294,338
14,215	120,769

$9.61	$10.72
$61,676,857	$37,055,328
$—	$—
$—	$—
$—	$6,220

Semi-Annual Report   79

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Period Ended June 30, 2022	Lazard Enhanced Opportunities Portfolio	Lazard Global Dynamic Multi-Asset Portfolio
Investment Income (Loss)
Income
Interest	$2,216,110	$108,436
Dividends	10,815	100,614
Total investment income*	2,226,925	209,050

Expenses
Management fees (Note 3)	508,637	67,564
Custodian fees	67,616	49,168
Professional services	25,346	29,359
Registration fees	23,080	16,651
Administration fees	15,507	10,077
Shareholders’ services	7,307	4,749
Directors’ fees and expenses	5,567	3,085
Shareholders’ reports	3,691	6,771
Distribution fees (Open Shares)	478	243
Other^	4,195	3,238
Total gross expenses before expenses on securities sold short	661,424	190,905
Broker expense on securities sold short	288,427	—
Dividend expense on securities sold short	108,617	—
Total gross expenses	1,058,468	190,905
Management fees waived and expenses reimbursed	(2,179)	(114,563)
Voluntary reimbursement by administrator	—	—
Total net expenses	1,056,289	76,342
Net investment income (loss)	1,170,636	132,708

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(10,367,724)	740,873
Securities sold short	8,418,510	—
Foreign currency transactions	(26,680)	257
Forward currency contracts	324,089	(146,052)
Futures contracts	—	—
Written options	35,466	—
Swap agreements	262,758	—
Total net realized gain (loss)	(1,353,581)	595,078

Net change in unrealized appreciation (depreciation) on:
Investments	(6,833,612)	(3,931,862)
Securities sold short	356,412	—
Foreign currency translations	700	(3,309)
Forward currency contracts	83,737	(101,177)
Futures contracts	—	—
Written options	(21,806)	—
Swap agreements	775,220	—
Total net change in unrealized appreciation (depreciation)	(5,639,349)	(4,036,348)
Net realized and unrealized gain (loss)	(6,992,930)	(3,441,270)
Net increase (decrease) in net assets resulting from operations	$(5,822,294)	$(3,308,562)
* Net of foreign withholding taxes of	$20	$6,229
^ Includes interest on line of credit of	$—	$—
(a) Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

80   Semi-Annual Report

Lazard Opportunistic Strategies Portfolio	Lazard Real Assets Portfolio (a)

$12,017	$19,236
355,789	330,245
367,806	349,481

349,970	123,217
18,741	35,682
24,378	27,966
16,682	14,101
13,396	11,391
6,151	5,025
4,599	8,389
8,314	6,448
182	758
4,574	5,882

446,987	238,859
2,866	—
2,186	—
452,039	238,859
(89,479)	(85,928)
—	(739)
362,560	152,192
5,246	197,289

2,464,253	665,892
105,837	—
—	(7,783)
—	126,717
—	1,698,310
—	—
—	(110,415)
2,570,090	2,372,721

(13,818,914)	(5,097,918)
(13,426)	—
—	(1,581)
—	108,209
—	(913,426)
—	—
(540,415)	1,738,903
(14,372,755)	(4,165,813)
(11,802,665)	(1,793,092)

$(11,797,419)	$(1,595,803)
$—	$20,162
$—	$369

Semi-Annual Report   81

The Lazard Funds, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,170,636	$750,640
Net realized gain (loss)	(1,353,581)	4,011,613
Net change in unrealized appreciation (depreciation)	(5,639,349)	(3,002,835)
Net increase (decrease) in net assets resulting from operations	(5,822,294)	1,759,418

Distributions to shareholders (Note 2(i))
Net investment income and net realized gains
Institutional Shares	—	(3,894,678)
Open Shares	—	(25,718)
Net decrease in net assets resulting from distributions	—	(3,920,396)

Capital stock transactions
Net proceeds from sales
Institutional Shares	40,463,754	144,578,146
Open Shares	82,179	1,339,923
Net proceeds from reinvestment of distributions
Institutional Shares	—	3,833,497
Open Shares	—	25,718
Cost of shares redeemed
Institutional Shares	(126,948,273)	(19,956,225)
Open Shares	(625,981)	(754,032)
Net increase (decrease) in net assets from capital stock transactions	(87,028,321)	129,067,027
Total increase (decrease) in net assets	(92,850,615)	126,906,049
Net assets at beginning of period	146,611,048	19,704,999
Net assets at end of period	$53,760,433	$146,611,048

The accompanying notes are an integral part of these financial statements.

82   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio		Lazard Opportunistic Strategies Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

$132,708	$242,193	$5,246	$322,031
595,078	5,855,715	2,570,090	4,566,934
(4,036,348)	(3,742,606)	(14,372,755)	4,904,007

(3,308,562)	2,355,302	(11,797,419)	9,792,972

—	(2,767,564)	—	(3,330,657)
—	(33,860)	—	(6,195)

—	(2,801,424)	—	(3,336,852)

3,095,787	1,620,610	81,275	6,166,257
842	15,330	4,066	29,890

—	2,767,530	—	3,164,811
—	33,860	—	5,712

(1,630,089)	(44,259,435)	(4,229,377)	(15,244,058)
—	(60,231)	—	(43,911)

1,466,540	(39,882,336)	(4,144,036)	(5,921,299)
(1,842,022)	(40,328,458)	(15,941,455)	534,821
17,832,577	58,161,035	78,804,702	78,269,881
$15,990,555	$17,832,577	$62,863,247	$78,804,702

Semi-Annual Report   83

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	15,584,880	2,140,850
Shares sold	4,385,941	15,129,383
Shares issued to shareholders from reinvestment of distributions	—	409,533
Shares redeemed	(13,779,716)	(2,094,886)
Net increase (decrease)	(9,393,775)	13,444,030
Shares outstanding at end of period	6,191,105	15,584,880

Open Shares
Shares outstanding at beginning of period	82,674	18,359
Shares sold	8,864	140,785
Shares issued to shareholders from reinvestment of distributions	—	2,738
Shares redeemed	(68,008)	(79,208)
Net increase (decrease)	(59,144)	64,315
Shares outstanding at end of period	23,530	82,674

The accompanying notes are an integral part of these financial statements.

84   Semi-Annual Report

Lazard Global Dynamic Multi-Asset Portfolio		Lazard Opportunistic Strategies Portfolio
Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021

1,746,408	5,427,381	6,871,003	7,380,473
331,713	148,571	7,815	552,009

—	274,538	—	279,824
(179,540)	(4,104,082)	(401,057)	(1,341,303)
152,173	(3,680,973)	(393,242)	(509,470)
1,898,581	1,746,408	6,477,761	6,871,003

21,426	22,108	13,824	14,614
91	1,341	391	2,747

—	3,369	—	508
—	(5,392)	—	(4,045)
91	(682)	391	(790)
21,517	21,426	14,215	13,824

Semi-Annual Report   85

	Lazard Real Assets Portfolio (a)
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$197,289	$474,505
Net realized gain (loss)	2,372,721	3,723,742
Net change in unrealized appreciation (depreciation)	(4,165,813)	1,889,765
Net increase (decrease) in net assets resulting from operations	(1,595,803)	6,088,012

Distributions to shareholders (Note 2(i))
Net investment income and net realized gains
Institutional Shares	(245,110)	(3,880,176)
Open Shares	(4,940)	(15,779)
Net decrease in net assets resulting from distributions	(250,050)	(3,895,955)

Capital stock transactions
Net proceeds from sales
Institutional Shares	2,298,835	9,676,948
Open Shares	1,679,630	94,863
Net proceeds from reinvestment of distributions
Institutional Shares	227,354	3,565,581
Open Shares	4,940	15,779
Cost of shares redeemed
Institutional Shares	(823,047)	(3,364,570)
Open Shares	(398,975)	(83,834)
Net increase (decrease) in net assets from capital stock transactions	2,988,737	9,904,767
Total increase (decrease) in net assets	1,142,884	12,096,824
Net assets at beginning of period	36,171,080	24,074,256
Net assets at end of period	$37,313,964	$36,171,080

The accompanying notes are an integral part of these financial statements.

86   Semi-Annual Report

	Lazard Real Assets Portfolio (a)
	Six Months Ended June 30, 2022 (unaudited)	Year Ended December 31, 2021
Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	3,212,708	2,319,287
Shares sold	202,402	875,067
Shares issued to shareholders from reinvestment of distributions	20,182	320,239
Shares redeemed	(71,164)	(301,885)
Net increase (decrease)	151,420	893,421
Shares outstanding at end of period	3,364,128	3,212,708

Open Shares
Shares outstanding at beginning of period	12,859	11,188
Shares sold	142,736	8,039
Shares issued to shareholders from reinvestment of distributions	449	1,417
Shares redeemed	(35,275)	(7,785)
Net increase (decrease)	107,910	1,671
Shares outstanding at end of period	120,769	12,859
(a) Consolidated Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report   87

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$9.36	$9.13	$8.84	$8.31	$8.67	$9.16
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.14 #	0.20	0.10	0.06	0.11 ^
Net realized and unrealized gain (loss)	(0.81)	0.48	0.69	0.52	(0.20)	0.40
Total from investment operations	(0.71)	0.62	0.89	0.62	(0.14)	0.51
Less distributions from:
Net investment income	—	(0.05)	(0.22)	—	(0.10)	(0.17)
Net realized gains	—	(0.34)	(0.38)	(0.09)	(0.12)	(0.83)
Total distributions	—	(0.39)	(0.60)	(0.09)	(0.22)	(1.00)
Net asset value, end of period	$8.65	$9.36	$9.13	$8.84	$8.31	$8.67
Total Return (b)	–7.59%	6.81%#	10.11%	7.44%	–1.66%	5.56%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$53,557	$145,836	$19,537	$9,223	$16,184	$15,206
Ratios to average net assets (c):
Net expenses	1.97%	1.70%#	2.23%	2.71%	2.36%	2.78%^
Gross expenses	1.97%	2.05%	3.79%	5.52%	3.80%	5.02%^
Gross expenses, excluding expenses on securities sold short	1.23%	1.54%	2.82%	4.06%	2.71%	3.45%
Net investment income (loss)	2.19%	1.47%#	2.22%	1.19%	0.73%	1.20%^
Portfolio turnover rate:
Excluding securities sold short	141%	168%	167%	272%	312%	210%
Including securities sold short	162%	341%	241%	354%	409%	310%

The accompanying notes are an integral part of these financial statements.

88    Semi-Annual Report

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$9.37	$9.13	$8.82	$8.30	$8.65	$9.15
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.13 #	0.16	0.10	0.04	0.10 ^
Net realized and unrealized gain (loss)	(0.81)	0.47	0.70	0.51	(0.19)	0.37
Total from investment operations	(0.72)	0.60	0.86	0.61	(0.15)	0.47
Less distributions from:
Net investment income	—	(0.02)	(0.17)	—	(0.08)	(0.14)
Net realized gains	—	(0.34)	(0.38)	(0.09)	(0.12)	(0.83)
Total distributions	—	(0.36)	(0.55)	(0.09)	(0.20)	(0.97)
Net asset value, end of period	$8.65	$9.37	$9.13	$8.82	$8.30	$8.65
Total Return (b)	–7.79%	6.55%#	9.83%	7.33%	–1.80%	5.16%^

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$204	$775	$168	$123	$105	$117
Ratios to average net assets (c):
Net expenses	2.27%	1.92%#	2.45%	2.83%	2.60%	3.01%^
Gross expenses	3.41%	2.99%	4.94%	13.76%	14.49%	16.40%^
Gross expenses, excluding expenses on securities sold short	2.64%	2.52%	3.99%	12.30%	13.40%	14.85%
Net investment income (loss)	1.98%	1.42%#	1.75%	1.10%	0.48%	1.06%^
Portfolio turnover rate:
Excluding securities sold short	141%	168%	167%	272%	312%	210%
Including securities sold short	162%	341%	241%	354%	409%	310%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report    89

†	Unaudited.
#	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.01 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.11%, decreased the net expense ratios by 0.07% and 0.06% respectively, and increased the net investment income (loss) ratio by 0.06%.
^	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.04 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.49%, decreased the gross expense and net expense ratios by 0.44% and increased the net investment income (loss) ratio by 0.44%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

90    Semi-Annual Report

LAZARD GLOBAL DYNAMIC MULTI-ASSET PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Month Ended	Year Ended
the period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$10.09	$10.67	$10.78	$9.27	$11.49	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.10	0.08	0.14	0.16	0.15
Net realized and unrealized gain (loss)	(1.83)	1.18	0.02	1.51	(0.92)	1.92
Total from investment operations	(1.76)	1.28	0.10	1.65	(0.76)	2.07
Less distributions from:
Net investment income	—	(0.16)	(0.21)	(0.14)	(0.20)	(0.14)
Net realized gains	—	(1.70)	—	—	(1.26)	(0.44)
Total distributions	—	(1.86)	(0.21)	(0.14)	(1.46)	(0.58)
Net asset value, end of period	$8.33	$10.09	$10.67	$10.78	$9.27	$11.49
Total Return (b)	–17.44%	12.17%	1.00%	17.80%	–6.35%	20.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$15,812	$17,617	$57,925	$47,481	$42,577	$68,761
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	2.23%	1.70%	1.32%	1.45%	1.34%	1.42%
Net investment income (loss)	1.57%	0.91%	0.84%	1.36%	1.36%	1.40%
Portfolio turnover rate	64%	83%	173%	125%	120%	102%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Report     91

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
the period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$10.06	$10.68	$10.78	$9.27	$11.49	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.08	0.06	0.11	0.12	0.12
Net realized and unrealized gain (loss)	(1.82)	1.16	0.03	1.51	(0.91)	1.91
Total from investment operations	(1.76)	1.24	0.09	1.62	(0.79)	2.03
Less distributions from:
Net investment income	—	(0.16)	(0.19)	(0.11)	(0.17)	(0.10)
Net realized gains	—	(1.70)	—	—	(1.26)	(0.44)
Total distributions	—	(1.86)	(0.19)	(0.11)	(1.43)	(0.54)
Net asset value, end of period	$8.30	$10.06	$10.68	$10.78	$9.27	$11.49
Total Return (b)	–17.50%	11.78%	0.84%	17.46%	–6.64%	20.33%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$178	$216	$236	$293	$225	$414
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.15%	1.18%	1.20%	1.20%
Gross expenses	4.74%	3.95%	3.09%	5.45%	4.20%	5.79%
Net investment income (loss)	1.30%	0.69%	0.61%	1.10%	1.07%	1.09%
Portfolio turnover rate	64%	83%	173%	125%	120%	102%

†	Unaudited.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$11.45	$10.58	$9.87	$8.74	$10.60	$9.70
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)	0.05	0.05	0.10	0.14	0.10
Net realized and unrealized gain (loss)	(1.77)	1.32	0.88	1.23	(1.48)	1.62
Total from investment operations	(1.77)	1.37	0.93	1.33	(1.34)	1.72
Less distributions from:
Net investment income	—	(0.04)	(0.05)	(0.12)	(0.02)	(0.14)
Net realized gains	—	(0.46)	(0.17)	(0.08)	(0.48)	(0.68)
Return of capital	—	—	—	—	(0.02)	—
Total distributions	—	(0.50)	(0.22)	(0.20)	(0.52)	(0.82)
Net asset value, end of period	$9.68	$11.45	$10.58	$9.87	$8.74	$10.60
Total Return (c)	–15.46%	12.96%	9.47%	15.16%	–12.72%	17.74%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$62,727	$78,647	$78,116	$83,509	$102,783	$151,767
Ratios to average net assets (d):
Net expenses	1.04%	1.11%	1.04%	1.22%	1.02%	1.05%
Gross expenses	1.28%	1.28%	1.30%	1.43%	1.15%	1.18%
Gross expenses, excluding expenses on securities sold short	1.27%	1.19%	1.29%	1.23%	1.15%*	1.15%
Net investment income (loss)	0.02%	0.40%	0.55%	1.08%	1.32%	0.99%
Portfolio turnover rate:
Excluding securities sold short	59%	65%	88%	82%	227%	142%
Including securities sold short	61%	65%	94%	99%	NA %*	153%

The accompanying notes are an integral part of these financial statements.

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Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Open Shares
Net asset value, beginning of period	$11.38	$10.52	$9.82	$8.69	$10.55	$9.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.01)	0.02	0.03	0.07	0.10	0.05
Net realized and unrealized gain (loss)	(1.76)	1.31	0.86	1.23	(1.46)	1.64
Total from investment operations	(1.77)	1.33	0.89	1.30	(1.36)	1.69
Less distributions from:
Net investment income	—	(0.01)	(0.02)	(0.09)	—	(0.11)
Net realized gains	—	(0.46)	(0.17)	(0.08)	(0.48)	(0.68)
Return of capital	—	—	—	—	(0.02)	—
Total distributions	—	(0.47)	(0.19)	(0.17)	(0.50)	(0.79)
Net asset value, end of period	$9.61	$11.38	$10.52	$9.82	$8.69	$10.55
Total Return (c)	–15.55%	12.65%	9.14%	14.91%	–13.05%	17.48%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$137	$157	$154	$208	$286	$428
Ratios to average net assets (d):
Net expenses	1.29%	1.36%	1.28%	1.51%	1.32%	1.34%
Gross expenses	4.62%	4.06%	7.75%	3.78%	4.22%	3.87%
Gross expenses, excluding expenses on securities sold short	4.60%	3.97%	7.74%	3.58%	4.22%*	3.85%
Net investment income (loss)	–0.21%	0.15%	0.31%	0.76%	1.00%	0.53%
Portfolio turnover rate:
Excluding securities sold short	59%	65%	88%	82%	227%	142%
Including securities sold short	61%	65%	94%	99%	NA %*	153%

The accompanying notes are an integral part of these financial statements.

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†	Unaudited.
*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

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LAZARD REAL ASSETS PORTFOLIO^

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Institutional Shares
Net asset value, beginning of period	$11.21	$10.33	$10.69	$9.42	$10.71	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.17	0.17	0.16	0.16	0.19
Net realized and unrealized gain (loss)	(0.49)	2.04	(0.12)	1.35	(0.96)	0.78
Total from investment operations	(0.43)	2.21	0.05	1.51	(0.80)	0.97
Less distributions from:
Net investment income	(0.07)	(1.26)	(0.20)	(0.24)	(0.25)	(0.13)
Net realized gains	—	(0.07)	(0.21)	— (b)	(0.24)	(0.13)
Total distributions	(0.07)	(1.33)	(0.41)	(0.24)	(0.49)	(0.26)
Net asset value, end of period	$10.71	$11.21	$10.33	$10.69	$9.42	$10.71
Total Return (c)	–3.83%	21.60%	0.61%	16.07%	–7.47%	9.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,020	$36,027	$23,959	$17,515	$16,164	$17,812
Ratios to average net assets (d):
Net expenses	0.80%	0.80%	0.86%	0.90%	0.90%	0.90%
Gross expenses	1.24%	1.29%	2.13%	2.20%	2.04%	3.13%
Net investment income (loss)	1.03%	1.49%	1.73%	1.59%	1.53%	1.79%
Portfolio turnover rate	61%	35%	109%	44%	72%	76%

The accompanying notes are an integral part of these financial statements.

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Selected data for a		Year Ended
share of capital stock outstanding throughout each period	Six Months Ended 6/30/22†	12/31/21	12/31/20	12/31/19	12/31/18	For the Period 1/9/17* to 12/31/17
Open Shares
Net asset value, beginning of period	$11.22	$10.34	$10.67	$9.41	$10.70	$10.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.13	0.17	0.14	0.14	0.18
Net realized and unrealized gain (loss)	(0.52)	2.05	(0.14)	1.33	(0.96)	0.74
Total from investment operations	(0.44)	2.18	0.03	1.47	(0.82)	0.92
Less distributions from:
Net investment income	(0.06)	(1.23)	(0.15)	(0.21)	(0.23)	(0.12)
Net realized gains	—	(0.07)	(0.21)	— (b)	(0.24)	(0.13)
Total distributions	(0.06)	(1.30)	(0.36)	(0.21)	(0.47)	(0.25)
Net asset value, end of period	$10.72	$11.22	$10.34	$10.67	$9.41	$10.70
Total Return (c)	–3.94%	21.28%	0.42%	15.70%	–7.70%	9.17%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,294	$144	$116	$65	$43	$135
Ratios to average net assets (d):
Net expenses	1.05%	1.05%	1.13%	1.10%	1.15%	1.15%
Gross expenses	2.21%	5.90%	4.64%	23.75%	13.72%	20.65%
Net investment income (loss)	1.34%	1.16%	1.77%	1.39%	1.29%	1.69%
Portfolio turnover rate	61%	35%	109%	44%	72%	76%

^	Consolidated Financial Highlights.
†	Unaudited.
*	The inception date for the Open Shares was January 9, 2017.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or DST; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

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The Lazard Funds, Inc. Notes to Financial Statements
June 30, 2022 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2022, the Fund was comprised of twenty nine no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Enhanced Opportunities Portfolio (“Enhanced Opportunities”), the Lazard Global Dynamic Multi-Asset Portfolio (“Global Dynamic Multi-Asset”), the Lazard Opportunistic Strategies Portfolio (“Opportunistic Strategies”) and Lazard Real Assets Portfolio (“Real Assets”). The financial statements of the other twenty-five Portfolios are presented separately.

The Global Dynamic Multi-Asset, Opportunistic Strategies, and Real Assets Portfolios are operated as “diversified” funds, as defined in the 1940 Act. The Lazard Enhanced Opportunities Portfolio is operated as a “non-diversified” fund, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Lazard Real Assets Portfolio has a wholly-owned subsidiary, Lazard Real Assets Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objective and policies as described in its prospectus. In addition to investing directly in commodity-linked instruments, the Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of June 30, 2022, net assets of the Portfolio

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were $37,313,964 of which $6,389,169, or 17.12%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Portfolio is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

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Calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of portfolio assets used in such calculation. Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities trading in a particular non-US country or countries, may not take place on all business days in New York and on which the NAV of a Portfolio is calculated.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s NAV is calculated, or when current market quotations otherwise are determined not to be readily available or reliable (including restricted or other illiquid securities such as certain derivative instruments), such securities will be valued at their fair value as determined by, or in accordance with procedures approved by, the Fund’s Board of Directors (the “Board”). The fair value of non-US securities may be determined with the assistance of an independent pricing service using correlations between the movement of prices of such securities and indices of US securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. Certain non-US securities may trade on days when a Portfolio is not open for business, thus affecting the value of the Portfolio’s assets on days when Portfolio shareholders may not be able to buy or sell Portfolio shares.

The Valuation Committee of the Investment Manager, which is subject to the oversight of the Board, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered.

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The effect of using fair value pricing is that the NAV of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable Portfolio securities.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the

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fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the US dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2022, the Enhanced Opportunities, Global Dynamic Multi-Asset and Real Assets Portfolios traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counter-party to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to

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deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statement of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2022, the Real Assets Portfolio traded in futures contracts.

(e) Swap Agreements—Swap agreements on equity securities involve commitments to pay interest in exchange for a market linked return based on a notional amount. The counterparty pays out the total return of the equity security or basket of equity securities and, in return, receives a regular stream of payments, based on an agreed-upon interest rate. To the extent the total return of the security or basket of securities underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

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Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indexes underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2022, the Enhanced Opportunities, Opportunistic Strategies and Real Assets Portfolios traded in swap agreements.

(f) Options Transactions—Put and call options purchased are accounted for in the same manner as portfolio securities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statement of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option.

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The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the period ended June 30, 2022, the Enhanced Opportunities Portfolio traded in options.

(g) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2022, pursuant to short sale arrangements, a Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolio under any agreement or collateral document. At June 30, 2022, the

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Enhanced Opportunities Portfolio had pledged $66,543,143 of securities held long as collateral under such arrangements.

For the period ended June 30, 2022, the following Portfolios received proceeds from securities sold short and purchases to cover short positions as follows:

Portfolio	Proceeds from Securities Sold Short	Purchased to Cover Short Positions

Enhanced Opportunities	$217,051,724	$94,369,973
Opportunistic Strategies	—	1,542,866

(h) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2021, the Portfolios had no unused short-term realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains.

Under current tax law, post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2021, the following Portfolios elected to defer such losses as follows:

Portfolio	Post-October Capital Loss Deferral	Late-Year Ordinary Loss Deferral

Opportunistic Strategies	$314,631	$—
Real Assets	7,593	—

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

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Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Enhanced Opportunities	$57,908,034	$5,893,968	$13,280,531	$(7,386,563)
Global Dynamic Multi-Asset	16,380,425	1,317,080	1,775,681	(458,601)
Opportunistic Strategies	61,676,857	4,597,959	3,358,942	1,239,017
Real Assets	37,055,328	2,473,268	2,790,372	(317,104)

Management has analyzed the Portfolios, tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(i) Dividends and Distributions—For each Portfolio, income dividends are normally declared each business day and paid annually, except that the Real Assets Portfolio’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Real Assets Portfolio’s ordinary income and/or capital gains for that year, or any future tax year.

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The Lazard Global Dynamic Multi-Asset Portfolio used equalization during the year on its 2021 tax return, and has elected to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolio’s undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolio would otherwise be required to distribute as dividends to shareholders in order for the Portfolio to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolio’s shares, the total return on a shareholder’s investment is not affected by the Portfolio’s use of equalization.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, distributions redesignations, Treasury Inflation-Protected Securities, currency straddles, passive foreign investment company gains and losses, deemed dividends on convertible debt, equalization accounting (as described above), straddles, certain fixed-income securities, expenses, derivatives, return of capital distributions and distributions from real estate investment trusts (“REITs”).

The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds are allocated to

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the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The Fund values securities and other assets for which market quotations are readily available at market value. Securities and other assets for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into a management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment

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operations of each Portfolio and the assets of each Portfolio including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Enhanced Opportunities	0.95%
Global Dynamic Multi-Asset	0.80
Opportunistic Strategies	1.00
Real Assets	0.65

The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, the Real Assets Portfolio pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until April 29, 2023 if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

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Portfolio	Institutional Shares	Open Shares

Enhanced Opportunities	1.25%	1.50%
Global Dynamic Multi-Asset	0.90	1.15
Opportunistic Strategies	1.02	1.27
Real Assets	0.80	1.05

During the period ended June 30, 2022, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Enhanced Opportunities	$—	$—	$1,817	$362
Global Dynamic Multi-Asset	66,788	44,292	776	2,707
Opportunistic Strategies	87,054	—	728	1,697
Real Assets	82,421	—	1,970	1,537

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, amongst other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

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DST is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

Certain Directors of the Fund are officers of the Investment Manager. Effective January 2022, the annual compensation for each Director who is not an affiliated person of the Investment Manager or any of its affiliates, that is payable by all of the funds in the Lazard Fund Complex, is comprised of: (1) an annual fee of $245,000, (2) an additional annual fee of $35,000 to the lead Independent Director, and (3) an additional annual fee of $25,000 to the Audit Committee Chair. The Independent Directors (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act) of the Fund) also may be paid additional fees for participation on ad hoc committees or other work performed on behalf of the Board. The Independent Directors are reimbursed for travel and other out-of-pocket expenses for attending Board and committee meetings or incurred in connection with work performed on behalf of the Board. The Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement. Independent Directors’ fees and expenses are allocated among the active portfolios in the Lazard Fund Complex at a rate of $5,000 per active portfolio with the remainder allocated among the active portfolios on the basis of relative net assets. The Statements of Operations shows the Independent Directors’ compensation and expenses paid by each Portfolio.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2022 were as follows:

Portfolio	Purchases	Sales

Enhanced Opportunities	$185,984,162	$256,303,544
Global Dynamic Multi-Asset	11,062,896	10,464,510
Opportunistic Strategies	38,509,957	50,004,503
Real Assets	18,746,231	14,927,838

	US Treasury Securities
Portfolio	Purchases	Sales

Global Dynamic Multi-Asset	$304,471	$32,412

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At June 30, 2022, the Investment Manager owned 30.25% of the outstanding shares of the Global Dynamic Multi-Asset Portfolio.

For the period ended June 30, 2022, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Line of Credit

The Fund has a $100 million committed line of credit pursuant to an Amended and Restated Loan Agreement (the “Agreement”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the Agreement, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. During the period ended June 30, 2022, the following Portfolios had borrowings under the Agreement as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding

Real Assets	$461,000	$461,000	1.43%	1

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Agreement is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable rate. A Portfolio’s outstanding balance under the Agreement, if any, would be categorized as Level 2.

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7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long the effects of such impacts, or any future impacts of other significant events described above, will or would last, but there could be a

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prolonged period of global economic slowdown, which may be expected to impact a Portfolio and its investments.

(b) Convertible Securities Risk—The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

(c) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt

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security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount

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together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(d) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or US government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a

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Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(e) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

(f) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. The securities markets of emerging market countries have historically been extremely volatile. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(g) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

(h) Short Position Risk—Short positions may involve substantial risks. If a short position appreciates in value during the period of a Portfolio’s investment, there will be a loss to the Portfolio that could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short

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position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, a Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

(i) Derivatives and Hedging Risk—Derivatives transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements; forward currency contracts; over-the-counter options on securities, indexes, currencies and structured notes; and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of, and default by, the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of, or default by, the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference

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asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to segregate liquid assets or enter into offsetting positions or otherwise cover its obligations, in accordance with applicable regulations while the positions are open. The same risks, as applicable, apply to derivative transactions by the Subsidiary. New Securities and Exchange Commission (the “SEC”) Rule 18f-4 under the 1940 Act, with which investment companies must comply beginning in August 2022, relates to the use of derivatives and certain other transactions by registered investment companies, and will rescind and withdraw applicable guidance and relief regarding these asset segregation and coverage practices. Rule 18f-4 will regulate and, in some cases limit, the use of derivatives for certain funds and may require a Portfolio to alter, perhaps materially, its use of derivatives.

(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the

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regulatory or competitive environment or to changes in investor perceptions.

(k) Real Estate Investments Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(l) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll

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roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(m) Commodities-Related Investments Risk—Exposure to the commodities markets may subject a Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

(n) Subsidiary and Tax Status Risk—The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary,

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respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could be subject to tax. The tax treatment of the Portfolio’s investments in the Subsidiary and commodity-linked derivative instruments could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(o) Closed-End Funds and ETFs Risk—Shares of closed-end funds and ETFs in which a Portfolio may invest may trade at prices that vary from their net asset values, sometimes significantly. The shares of closed-end funds and ETFs may trade at prices at, below or above their net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in closed-end funds and ETFs are subject to the risks of the closed-end funds’ and ETFs’ investments, as well as to the general risks of investing in closed-end funds and ETFs, respectively. A Portfolio investing in closed-end funds or ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the closed-end funds and/or ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more closed-end funds and/or ETFs (subject to certain exceptions), Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of

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another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(p) Government Securities Risk—Not all obligations of the US government, its agencies and instrumentalities are backed by the full faith and credit of the US Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the US government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the US Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and

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other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Non-Diversification Risk—For a Portfolio that is classified as “non-diversified” under the 1940 Act, the Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(s) Geopolitical Risk—As a result of the ongoing armed conflict between Russia and Ukraine, the United States, the United Kingdom, the European Union, and several other nations have announced a broad array of new or expanded sanctions, export controls, and other measures against Russia, as well as upon certain banks, companies, government officials, and other individuals in or affiliated with Russia and Belarus. The ongoing conflict and the evolving response measures may continue to have a negative impact on the economy and business activity globally (including in the countries in which the Portfolios invest), and therefore, could adversely affect the performance of the Portfolios’ investments. The severity and duration of the conflict is unknown and could continue to impact global economic and market conditions adversely. Management will continue to seek to assess the potential impacts on valuation and liquidity and will take any actions needed in accordance with procedures already approved by the Board of Directors.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of a Portfolio is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

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The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2022:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Enhanced Opportunities Portfolio
Assets:
Common Stocks*
Austria	$—	$51,928	$—	$51,928
Canada	23,188	—	—	23,188
United States	516,049	—	27,658	543,707
Convertible Corporate Bonds	—	67,626,007	—	67,626,007
Short-Term Investments	11,987,212	—	—	11,987,212
Purchased Options	84,990	—	—	84,990
Other Financial Instruments†
Forward Currency Contracts	—	14,621	—	14,621
Total Return Swap Agreements	—	783,741	—	783,741
Total	$12,611,439	$68,476,297	$27,658	$81,115,394
Liabilities:
Securities Sold Short
Common Stocks*
Australia	$—	$(2,683)	$—	$(2,683)
Austria	—	(72,867)	—	(72,867)
Brazil	(5,449)	—	—	(5,449)
Canada	(269,229)	—	—	(269,229)
China	(642,676)	—	—	(642,676)
Hong Kong	—	(199,316)	—	(199,316)
Netherlands	—	(15,024)	—	(15,024)
Panama	(450,054)	—	—	(450,054)
Singapore	(19,724)	—	—	(19,724)
South Korea	—	(33,887)	—	(33,887)
United Kingdom	—	(3,134)	—	(3,134)
United States	(19,836,025)	—	—	(19,836,025)
Exchange-Traded Funds United States	(4,199,082)	—	—	(4,199,082)
US Treasury Securities	—	(4,764,233)	—	(4,764,233)
Other Financial Instruments†
Forward Currency Contracts	$—	$(661)	$—	$(661)
Total Return Swap Agreements	—	(824)	—	(824)
Written Options	(79,055)	—	—	(79,055)
Total	$(25,501,294)	$(5,092,629)	$—	$(30,593,923)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Global Dynamic Multi-Asset Portfolio
Assets:
Common Stocks*
Australia	$—	$126,231	$—	$126,231
Austria	—	4,242	—	4,242
Belgium	—	3,650	—	3,650
Canada	255,750	—	—	255,750
China	21,464	9,286	—	30,750
Denmark	20,771	70,773	—	91,544
France	84,204	48,655	—	132,859
Germany	17,446	53,501	—	70,947
Hong Kong	20,376	21,034	—	41,410
Israel	13,088	8,568	—	21,656
Italy	—	4,296	—	4,296
Japan	57,352	426,887	—	484,239
Malta	—	3,760	—	3,760
Netherlands	43,117	107,701	—	150,818
New Zealand	—	9,862	—	9,862
Norway	—	13,053	—	13,053
Portugal	—	4,064	—	4,064
Puerto Rico	4,699	—	—	4,699
Singapore	—	12,902	—	12,902
Spain	12,170	35,241	—	47,411
Sweden	64,158	10,934	13,544	88,636
Switzerland	43,553	98,833	—	142,386
United Kingdom	120,719	132,498	—	253,217
United States	4,224,576	77,731	—	4,302,307
Corporate Bonds*	—	3,523,764	—	3,523,764
Exchange-Traded Funds	171,115	—	—	171,115
Foreign Government Obligations*	—	3,689,353	—	3,689,353
Quasi Government Bonds*	—	150,104	—	150,104
Supranational Bonds	—	976,579	—	976,579
US Municipal Bonds	—	181,463	—	181,463
US Treasury Securities	—	285,249	—	285,249
Short-Term Investments	738,918	—	—	738,918
Other Financial Instruments†
Forward Currency Contracts	—	164,168	—	164,168
Total	$5,913,476	$10,254,382	$13,544	$16,181,402
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(259,578)	$—	$(259,578)

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Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2022
Opportunistic Strategies Portfolio
Assets:
Exchange-Traded Funds	$55,975,867	$—	$—	$55,975,867
Short-Term Investments	7,480,422	—	—	7,480,422
Total	$63,456,289	$—	$—	$63,456,289
Liabilities:
Other Financial Instruments†
Total Return Swap Agreements	$—	$(540,415)	$—	$(540,415)
Real Assets Portfolio
Assets:
Common Stocks*
Australia	$—	$475,885	$—	$475,885
Belgium	—	56,101	—	56,101
Brazil	61,235	—	—	61,235
Canada	2,516,077	—	—	2,516,077
France	—	683,228	—	683,228
Hong Kong	—	297,480	—	297,480
Italy	—	967,254	—	967,254
Japan	—	686,823	—	686,823
Luxembourg	—	21,821	—	21,821
Singapore	—	85,569	—	85,569
Spain	—	963,221	—	963,221
Sweden	—	118,535	—	118,535
Switzerland	—	34,039	—	34,039
United Kingdom	—	1,616,418	—	1,616,418
United States	13,394,627	—	—	13,394,627
Exchange-Traded Funds	1,943,784	—	—	1,943,784
Short-Term Investments	12,148,491	—	—	12,148,491
Other Financial Instruments†
Forward Currency Contracts	—	8,403	—	8,403
Futures Contracts	44,094	—	—	44,094
Total Return Swap Agreements	—	1,546,327	—	1,546,327
Total	$30,108,308	$7,561,104	$—	$37,669,412
Liabilities:
Other Financial Instruments†
Forward Currency Contracts	$—	$(693)	$—	$(693)
Futures Contracts	(930,495)	—	—	(930,495)
Total	$(930,495)	$(693)	$—	$(931,188)

*	Please refer to Portfolios of Investments and Notes to Portfolios of Investments for portfolio holdings by country and industry.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

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10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, options contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2022, the approximate average monthly notional exposure for derivative instruments was as follows:

	Enhanced		Global Dynamic	Opportunistic
	Opportunities		Multi-Asset	Strategic		Real Assets
Derivative Instruments	Portfolio		Portfolio	Portfolio		Portfolio
Forward currency contracts:
Average amounts purchased	$3,200,000	*	$5,300,000	$—		$4,600,000	#
Average amounts sold	7,500,000		4,400,000	—		7,100,000

Futures contracts:
Average notional value of contracts – long	—		—	—		2,200,000

Total return swap agreements:
Average notional value	8,500,000	†	—	1,400,000	*	9,300,000

*	Represents average monthly notional exposure for three months the derivative instrument was open during the period.
#	Represents average monthly notional exposure for five months the derivative instrument was open during the period.
†	Represents average monthly notional exposure for less than one month the derivative instrument was open during the period.

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The Enhanced Opportunities Portfolio also purchased options having an average monthly notional exposure of less than $50,000. The Enhanced Opportunities Portfolio also wrote options having an average monthly notional exposure of less than $50,000.

The following table summarizes the fair value of derivative instruments on the Statement of Assets and Liabilities as of June 30,2022:

Enhanced Opportunities Portfolio

		Foreign
		Currency
	Equity	Exchange
Assets – Derivative Financial Instruments	Contracts	Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$––	$14,621	$14,621
Swap agreements
Unrealized appreciation on swap agreements	783,741	––	783,741
Purchased options
Investment in securities, at fair value	84,990	––	84,990
Total	$868,731	$14,621	$883,352

		Foreign
		Currency
	Equity	Exchange
Liabilities – Derivative Financial Instruments	Contracts	Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$––	$661	$661
Swap agreements
Unrealized appreciation on swap agreements	824	––	824
Written options
Written options, at fair value	79,055	––	79,055
Total	$79,879	$661	$80,540

Global Dynamic Multi-Asset Portfolio

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$164,168

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$259,578

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Opportunistic Strategies Portfolio

Assets – Derivative Financial Instruments		Total
Swap Agreements	Unrealized appreciation on swap agreements	$––

Liabilities – Derivative Financial Instruments		Total
Swap Agreements	Unrealized depreciation on swap agreements	$540,415

Real Assets Portfolio

		Foreign
		Currency
	Commodity	Exchange
Assets – Derivative Financial Instruments	Contracts	Contracts	Total
Forward currency contracts
Unrealized appreciation on forward currency contracts	$––	$8,403	$8,403
Swap agreements
Unrealized appreciation on swap agreements	1,546,327	––	1,546,327
Total	$1,546,327	$8,403	$1,554,730

		Foreign
		Currency
	Commodity	Exchange
Liabilities – Derivative Financial Instruments	Contracts	Contracts	Total
Forward currency contracts
Unrealized depreciation on forward currency contracts	$––	$693	$693
Future Contracts
Variation margin on open futures contracts (a)	325,936	––	325,936
Total	$325,936	$693	$326,629

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

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The effect of derivative instruments on the Statement of Operations for the period ended June 30, 2022 was:

Enhanced Opportunities Portfolio

		Foreign
		Currency
	Equity	Exchange
Net Realized Gain (Loss) from:	Contracts	Contracts	Total
Forward currency contracts	$––	$324,089	$324,089
Purchased options*	418,718	––	418,718
Swap agreements	262,758	––	262,758
Written options	35,466	––	35,466
Total	$716,942	$324,089	$1,041,031
*	Purchased options are included under realized gain/loss on investments on Statement of Operations.

		Foreign
		Currency
	Equity	Exchange
Net Change in Unrealized Appreciation (Depreciation) on:	Contracts	Contracts	Total
Forward currency contracts	$––	$83,737	$83,737
Purchased options*	55,486	––	55,486
Swap agreements	775,220	––	775,220
Written options	(21,806)	––	(21,806)
Total	$808,900	$83,737	$892,637
*	Purchased options are included under unrealized gain/loss on investments on Statement of Operations.

Global Dynamic Multi-Asset Portfolio

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$(146,052)

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$(101,177)

Opportunistic Strategies Portfolio

Net Realized Gain (Loss) from:	Total
Swap Agreements	$––

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Swap Agreements	$(540,415)

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Real Assets Portfolio

		Foreign
		Currency
	Commodity	Exchange
Net Realized Gain (Loss) from:	Contracts	Contracts	Total
Forward currency contracts	$––	$126,717	$126,717
Futures Contracts	1,698,310	––	1,698,310
Swap agreements	(110,415)	––	(110,415)
Total	$1,587,895	$126,717	$1,714,612

		Foreign
		Currency
	Commodity	Exchange
Net Change in Unrealized Appreciation (Depreciation) on:	Contracts	Contracts	Total
Forward currency contracts	$––	$108,209	$108,209
Futures Contracts	(913,426)	––	(913,426)
Swap agreements	1,738,903	––	1,738,903
Total	$825,477	$108,209	$933,686

As of June 30, 2022, the Enhanced Opportunities, Global Dynamic Multi-Asset, Opportunistic Strategies and Real Assets Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios is presented in the below table, as of June 30, 2022:

Enhanced Opportunities Portfolio

			Net Amounts of
		Gross Amounts Offset	Assets Presented
	Gross Amounts of	in the Statement of	in the Statement of
Description	Recognized Assets	Assets and Liabilities	Assets and Liabilities
Forward Currency Contracts	$14,621	$—	$14,621
Total Return Swap Agreements	783,741	—	783,741
Total	$798,362	$—	$798,362

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		Amounts Not Offset
		in the Statement of
		Assets and Liabilities
	Net Amounts of
	Assets Presented
	in the Statement of	Financial	Collateral	Net Amounts of
Counterparty	Assets and Liabilities	Instruments	Received	Derivative Assets
Bank of America NA	$783,741	$(824)	$—	$782,917
State Street Bank and Trust Co.	14,621	(661)	—	13,960
Total	$798,362	$(1,485)	$—	$796,877

			Net Amounts of
		Gross Amounts Offset	Liabilities Presented
	Gross Amounts of	in the Statement of	in the Statement of
Description	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities
Forward Currency Contracts	$661	$—	$661
Total Return Swap Agreements	824	—	824
Total	$1,485	$—	$1,485

		Amounts Not Offset
		in the Statement of
		Assets and Liabilities
	Net Amounts of
	Liabilities Presented
	in the Statement of	Financial	Collateral	Net Amounts of
Counterparty	Assets and Liabilities	Instruments	Pledged	Derivative Liabilities
Bank of America NA	$824	$(824)	$—	$—
State Street Bank and Trust Co.	661	(661)	—	—
Total	$1,485	$(1,485)	$—	$—

Global Dynamic Multi-Asset Portfolio

Net Amounts of
		Gross Amounts Offset	Assets Presented
	Gross Amounts of	in the Statement of	in the Statement of
Description	Recognized Assets	Assets and Liabilities	Assets and Liabilities
Forward Currency Contracts	$164,168	$—	$164,168

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		Amounts Not Offset
		in the Statement of
		Assets and Liabilities
	Net Amounts of
	Assets Presented
	in the Statement of	Financial	Collateral	Net Amounts of
Counterparty	Assets and Liabilities	Instruments	Received	Derivative Assets
Citibank NA	$38,835	$(38,835)	$—	$—
HSBC Bank USA NA	41,859	(41,859)	—	—
JPMorgan Chase Bank NA	83,159	(69,625)	—	13,534
State Street Bank and Trust Co.	315	(23)	—	292
Total	$164,168	$(150,342)	$—	$13,826

Net Amounts of
		Gross Amounts Offset	Liabilities Presented
	Gross Amounts of	in the Statement of	in the Statement of
Description	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities
Forward Currency Contracts	$259,578	$—	$259,578

		Amounts Not Offset
		in the Statement of
		Assets and Liabilities
	Net Amounts of
	Liabilities Presented
	in the Statement of	Financial	Collateral	Net Amounts of
Counterparty	Assets and Liabilities	Instruments	Pledged	Derivative Liabilities
Citibank NA	$52,622	$(38,835)	$—	$13,787
HSBC Bank USA NA	137,084	(41,859)	—	95,225
JPMorgan Chase Bank NA	69,625	(69,625)	—	—
Morgan Stanley & Co.	224	—	—	224
State Street Bank and Trust Co.	23	(23)	—	—
Total	$259,578	$(150,342)	$—	$109,236

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Opportunistic Strategies Portfolio

Net Amounts of
		Gross Amounts Offset	Liabilities Presented
	Gross Amounts of	in the Statement of	in the Statement of
Description	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities
Total Return Swap Agreements	$540,415	$—	$540,415

		Amounts Not Offset
		in the Statement of
		Assets and Liabilities
	Net Amounts of
	Liabilities Presented
	in the Statement of	Financial	Collateral	Net Amounts of
Counterparty	Assets and Liabilities	Instruments	Pledge	Derivative Liabilities
Goldman Sachs International	$540,415	$—	$—	$540,415

Real Assets Portfolio

			Net Amounts of
		Gross Amounts Offset	Assets Presented
	Gross Amounts of	in the Statement of	in the Statement of
Description	Recognized Assets	Assets and Liabilities	Assets and Liabilities
Forward Currency Contracts	$8,403	$—	$8,403
Total Return Swap Agreements	1,546,327	—	1,546,327
Total	$1,554,730	$—	$1,554,730

		Amounts Not Offset
		in the Statement of
		Assets and Liabilities
	Net Amounts of
	Assets Presented
	in the Statement of	Financial	Collateral	Net Amounts of
Counterparty	Assets and Liabilities	Instruments	Received (a)	Derivative Assets
Goldman Sachs International	$1,546,327	$—	$(390,000)	$1,156,327
HSBC Bank USA NA	1,147	(124)	—	1,023
JPMorgan Chase Bank NA	673	(250)	—	423
State Street Bank and Trust Co.	6,583	(319)	—	6,264
Total	$1,554,730	$(693)	$(390,000)	$1,164,037

(a)	Collateral amounts disclosed in the table above may be adjusted due to the requirement to limit collateral amounts to avoid the effect of over-collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.

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Net Amounts of
		Gross Amounts Offset	Liabilities Presented
	Gross Amounts of	in the Statement of	in the Statement of
Description	Recognized Liabilities	Assets and Liabilities	Assets and Liabilities
Forward Currency Contracts	$693	$—	$693

		Amounts Not Offset
		in the Statement of
		Assets and Liabilities
	Net Amounts of
	Liabilities Presented
	in the Statement of	Financial	Collateral	Net Amounts of
Counterparty	Assets and Liabilities	Instruments	Pledged	Derivative Liabilities
HSBC Bank USA NA	$124	$(124)	$—	$—
JPMorgan Chase Bank NA	250	(250)	—	—
State Street Bank and Trust Co.	319	(319)	—	—
Total	$693	$(693)	$—	$—

11. Accounting Pronouncements

On March 12, 2020, the Financial Accounting Standards Board concluded its reference rate reform project with the issuance of Accounting Standards Update No. 2020- 04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU No. 2020-04”). ASU No. 2020-04 provides elective temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank offered reference rates as of the end of 2021. ASU No. 2020-04 was initially intended to be effective for certain reference rate-related contract modifications that have occurred since March 12, 2020 and that will continue to occur, through December 31, 2022, but FASB has voted to extend the grace period for complete adoption of ASU No. 2020-04 to December 31, 2024, after the UK Financial Conduct Authority delayed the intended cessation date of certain tenors of USD LIBOR to June 30, 2023. Management has adopted ASU No. 2020-04.

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12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and, other than the following, no subsequent events require adjustment or disclosure. Management began to offer the R6 Shares in the Real Assets Portfolio on July 22, 2022. Each share class of this Portfolio is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Semi-Annual Report   139

The Lazard Funds, Inc.

Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

Board Consideration of Management Agreement

At meetings of the Board held on June 1, 2022 and June 28, 2022, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings, including, at the June 28, 2022 meeting, additional information requested by the Independent Directors at the June 1, 2022 meeting.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Fund, including a discussion of the Investment Manager and its clients. As of March 31, 2022, the

140   Semi-Annual Report

Lazard Funds complex of 35 active funds comprised approximately $23 billion of the approximately $253 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the Portfolios and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; Portfolio asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition. The Board accepted the assertion of representatives of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a $23 billion fund complex not managed by a large, global firm such as the Investment Manager.

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Comparative Fee, Expense Ratio and Performance Information

Strategic Insight Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Strategic Insight, an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) to those of:

●	a group of funds not advised by the Investment Manager that were selected by Strategic Insight as comparable to the Portfolio, for expense comparison purposes, based on Strategic Insight’s methodology (the “Expense Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third party service that ranks and rates funds (“Morningstar”), with certain exclusions as specified by Strategic Insight (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the Strategic Insight advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and net expense ratios of the Portfolios were competitive within each Portfolio’s respective Expense Peer Group. The Board considered the comparisons, additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager and that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing expenses. The Board also received a description of Strategic Insight’s methodology for its construction of Expense Peer Groups and a summary of how the methodology was applied.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives,

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strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios.

Strategic Insight Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by Strategic Insight including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended March 31, 2022, as applicable, compared to performance for the same time periods to that of:

●	a group of funds not advised by the Investment Manager that were selected by Strategic Insight as comparable to the Portfolio, for performance comparison purposes, based on Strategic Insight’s methodology (the “Performance Peer Group”);

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

The Board also received a description of Strategic Insight’s methodology for its construction of Performance Peer Groups and a summary of how the methodology was applied, including, for each Portfolio, deviations from Strategic Insights’ stated methodology and the reasons therefor.

When evaluating the performance of each Portfolio, the Board considered Strategic Insight’s performance analysis along with

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other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations, as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability and Economies of Scale

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the estimated profitability percentage of the Management Agreement to the Investment Manager and its affiliates for the calendar year ended December 31, 2021 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocation, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any other significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The profitability percentages were below ranges determined by relevant court cases not to be so disproportionately large that they bore no reasonable relationship to the services rendered. The

144   Semi-Annual Report

Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of their evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways economies of scale could be realized and how they could be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. As the average assets of each Portfolio over the most recently completed calendar year had either decreased (or not increased significantly) from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $253 billion global asset management business.

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●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board accepted that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that economies of scale may be realized, particularly as the assets of the Portfolios increase, and determined that it would continue to consider potential material economies of scale.

In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. The Board considered these conclusions and determinations in their totality and determined to approve the Fund’s Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to

146   Semi-Annual Report

different factors so that each Director may have had a different basis for his or her decision.

Statement Regarding Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “LRMP”) pursuant to the requirements of Rule 22e-4 under the 1940 Act, which requires registered open-end funds (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. The rule is designed to promote effective liquidity risk management and reduce liquidity risk—i.e., the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Board approved the Investment Manager to administer the LRMP (the “Program Administrator”). As Program Administrator, the Investment Manager delegates the day-to-day activities required by the LRMP to a Valuation and Liquidity Committee comprised of various Fund officers and senior personnel of the Investment Manager. In addition, the Fund has contracted with a third party liquidity assessment vendor to support the classification of Portfolio investments.

Pursuant to the requirements of Rule 22e-4, the Board must review, no less frequently than annually, a written report prepared by the Program Administrator that, among other things, addresses the operation of the LRMP and assesses its adequacy and effectiveness of implementation and any material changes to the LRMP. The Board received a written report in June 2022 (the “Annual Report”). The Annual Report included, among other things, a statement that the Investment Manager, as the Program Administrator, acting primarily through the Valuation and Liquidity Committee, has reviewed the operation of the LRMP and believes that the LRMP is reasonably designed to assess and manage the Portfolios’ liquidity risk and is adequate and effective in its implementation. There were no material compliance matters relating to compliance with Rule 22e-4 identified in the Annual Report.

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The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Proskauer Rose LLP
Eleven Times Square
New York, New York 10036-8299
www.proskauer.com

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com.

LZDPS030

We Recycle This document is printed on recycled paper.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form

N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date August 23, 2022

By /s/ Christopher Snively

Christopher Snively

Chief Financial Officer

Date August 23, 2022